UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23165

CION ARES DIVERSIFIED CREDIT FUND

(Exact name of registrant as specified in charter)

100 PARK AVENUE

25TH FLOOR

NEW YORK, NEW YORK 10017

(Address of principal executive offices)(Zip code)

Eric A. Pinero 100 Park Avenue, 25th Floor New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Michael A. Reisner Mark Gatto CION Ares Diversified Credit Fund 100 Park Avenue, 25th Floor New York, New York 10017	Jay Spinola, Esq. Michael A. DeNiro, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019

Registrant’s telephone number, including area code: (646) 845-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 - June 30, 2026

Item 1. Report to Stockholders.

(a)

CION Ares Diversified Credit Fund

SEMI-ANNUAL REPORT

JUNE 30, 2026

CION Ares Diversified Credit Fund

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Letter to Shareholders

June 30, 2026

Fellow Shareholders,

We are pleased to present the semi-annual report for the CION Ares Diversified Credit Fund (the "Fund" or "CADC") for the six-month period ending June 30, 2026. The Fund continues to maintain a diversified portfolio and stable income profile, with total managed assets of approximately $7.1 billion as of period end. The Fund continues to be well diversified with exposure to 934 issuers across public and private credit sectors as of June 30, 2026. Further, a majority of the Fund's investments are secured and deployed in investments directly originated by investment groups across the Ares Management Corporation ("Ares") platform. The Fund's distribution rate was stable during the period, concluding June 30 at 8.89%1. CADC's relative value approach across liquid and illiquid credit sectors enabled the portfolio to remain actively positioned across global credit markets during the period, while seeking to maintain steady distributions of income and preserve shareholder capital.

Investment Philosophy and Process

The Fund employs a dynamic asset allocation framework that seeks to offer enhanced yield and downside risk mitigation, while enabling the Fund's investment adviser, CION Ares Management, LLC ("CION Ares Management," "CAM" or the "Adviser") and the Fund's investment sub-adviser, Ares Capital Management II LLC (the "Sub-Adviser"), an affiliate of Ares, to respond to changing market conditions. We believe the Fund's differentiated, diversified portfolio of both directly originated and liquid investments can provide superior risk-adjusted returns for our shareholders. Active management across a broad spectrum of credit asset classes, including direct lending in the United States and Europe, high yield bonds, leveraged loans, structured credit, real estate debt, and other credit instruments provides the opportunity to generate attractive risk-adjusted returns by capturing the best relative value.

The Fund's investment process is rigorous and incorporates both top-down and bottom-up factors. The Adviser leverages the resources of the Sub-Adviser to conduct ongoing proprietary analysis at the asset-class level, comparing current market conditions with historical and industry-level precedents to examine the rate environment, correlation to public markets, and local/regional risks. This information is periodically shared with members of the Adviser's allocation committee, which consists of senior members overseeing each of the Fund's underlying asset classes who may share their observations with the Fund's portfolio managers. This top-down framework is combined with the Sub-Adviser's robust origination and underwriting processes to drive a high degree of asset selectivity.

Investment Environment

Leveraged credit markets experienced a volatile start to 2026 before stabilizing in April and May as macro and sector specific headlines moderated. The macroeconomic backdrop remained broadly constructive, supported by resilient economic growth, continued consumer spending, and ongoing investment in technology and artificial intelligence. At the same time, markets continued to assess the effects of tariff-related inflation pressures, elevated geopolitical uncertainty, and evolving expectations for monetary policy. The Federal Reserve held rates steady throughout the first half of the year as labor conditions remained generally healthy and long-term inflation expectations remained rangebound. Business surveys pointed to continued expansion, and GDP forecasts continued to be positive despite persistent short-term inflation headwinds. While consumer sentiment remained pressured, household spending continued to support economic activity, reinforcing a generally resilient growth backdrop.

Corporate fundamentals entered the year on sound footing, though the first quarter was marked by heightened investor concern around geopolitical developments, tariff-related inflation, and sector-specific disruption risks, particularly within software and technology-related credits. Risk assets recovered during the second quarter as sentiment improved and capital markets activity accelerated. Against this backdrop, syndicated loans returned +1.36%2 and high yield bonds returned +1.89%3 during the second quarter, while equities returned +10.19%4 and traditional fixed income returned +0.62%5. Leveraged credit continued to provide attractive income and, during periods of volatility, downside mitigation relative to equities.

Capital markets activity improved during the period as borrower access to financing remained healthy. Through June 30, gross syndicated loan issuance totaled $438.4 billion and high yield bond issuance reached $186.9 billion6. Refinancing and

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Letter to Shareholders (continued)

June 30, 2026

repricing activity remained the primary source of supply, though we have seen a modest increase in acquisition and AI-capex related activity. Demand remained supportive, aided by continued CLO creation and positive high yield fund flows, although syndicated loan spreads widened over the period amid evolving rate expectations, elevated retail outflows and sector-specific volatility, particularly within software. Direct lending activity also improved following a pause early in the year, as lenders continued to be selective with an increased focus on documentation, structure and asset quality. While competition for higher-quality assets remained elevated, new issue conditions became more lender-friendly compared to earlier in the year due to evolving market technicals. Despite headlines suggesting otherwise, default activity remained modest across credit markets amid stable corporate fundamentals and sound macroeconomic conditions.

Specific to CADC, the Fund maintained a stable income profile with an attractive 8.89% distribution rate1 for the institutional share class. The Fund maintained its core allocation to direct lending in the United States and Europe as fundamentals remained solid and spreads remained attractive from a relative value perspective. During the period, exposure to self-originated direct lending opportunities increased as spreads remained tight in liquid credit markets, while allocations to syndicated loans and high yield bonds were reduced given relative value and as a source of liquidity. At quarter-end, the portfolio continued to be defensively positioned with over 900 distinct issuers and an average position size of approximately 11 basis points. CADC's direct lending portfolio continued to exhibit sound fundamentals, with interest coverage of 2.36x, loan-to-value of 42.2%7, and modest non-accruals of 1.75% based on cost (1.04% based on fair value). We continue to closely monitor macroeconomic developments, proactively manage exposures, and identify relative value opportunities created by shifts in sentiment, corporate fundamental trends and new policy implementations.

Summary

Despite a volatile start to the year, market conditions appear to be entering the second half of 2026 on more stable footing. The macroeconomic backdrop is broadly constructive, supported by resilient economic growth, declining recession concerns and expectations for rates to remain elevated over the short term. We expect new issue volumes to be active as issuers seek to extend maturities, alongside the potential for improving M&A activity, and the ability for scaled managers to emphasize structure and tight documentation. We remain focused on downside protection and asset selectivity, with a primary focus on direct lending in the United States and Europe, while dynamically allocating across liquid and alternative credit markets as attractive relative value opportunities arise. We are pleased with the ongoing construction of the Fund's diversified portfolio, and we believe the Fund is well positioned to find compelling opportunities in a constructive but unpredictable market environment. We believe Ares' scaled platform, tenured experience and cycle-tested investment process will allow the Fund to successfully navigate the evolving market environment.

We thank you for your investment in and continued support of the CION Ares Diversified Credit Fund.

Sincerely,

Mitch Goldstein Portfolio Manager CION Ares Diversified Credit Fund	Samantha Milner Portfolio Manager CION Ares Diversified Credit Fund	Michael Smith Portfolio Manager CION Ares Diversified Credit Fund

Views expressed are those of CION Ares Management (CAM) as of the date of this communication, are subject to change at any time, and may differ from the views of other portfolio managers or of Ares as a whole. Although these views are not intended to be a forecast of future events, a guarantee of future results, or investment advice, any forward-looking statements are not reliable indicators of future events and no guarantee is given that such activities will occur as expected or at all. Information contained herein has been obtained from sources believed to be reliable, but the accuracy and completeness of the information cannot be guaranteed. CAM does not undertake any obligation to publicly update or review any forward-looking information, whether as a result of new information, future developments or otherwise, except as required by law. References to downside protection or similar language are not guarantees against loss of investment capital or value. Diversification does not assure profit or protect against market loss. All investments involve risk, including possible loss of principal. Past performance is not indicative of future results.

CION Ares Diversified Credit Fund (CADC or the Fund) is a continuously offered, diversified, unlisted closed-end management investment company that is structured as an interval fund. The Fund's investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Letter to Shareholders (continued)

June 30, 2026

Please be aware that the Fund, the Adviser, the Sub-Adviser, Distributor or the Wholesale Marketing Agent and their respective officers, directors, employees and affiliates do not undertake to provide impartial investment advice or to give advice in a fiduciary capacity in connection with the Fund's public offering of shares. CION Securities, LLC (CSL) is the wholesale marketing agent for CION Ares Diversified Credit Fund, advised by CAM with marketing services provided by ALPS Distributors, Inc (ADI). CSL, member FINRA, and CAM are not affiliated with ADI, member FINRA.

1 As of June 30, 2026. The current distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current daily cash distribution per share without compounding), divided by the relevant net asset value per share. A portion of distributions may be a direct result of expense support payments provided by CION Ares Management, which are subject to repayment by CADC within three years. The purpose of this arrangement is to ensure that CADC bears an appropriate level of expenses. Any such distributions may not be entirely based on investment performance and can only be sustained if positive investment performance is achieved in future periods and/or CAM continues to make such expense support payments. Future repayments will reduce cash otherwise potentially available for distributions. There can be no assurance that such performance will be achieved in order to sustain these distributions. CAM has no obligation to provide expense support payments in future periods.

2 Proxy: S&P UBS Leveraged Loan Index. Source: As of June 30, 2026. Please refer to Index Definitions for index definitions.

3 Proxy: ICE BofA US High Yield Index. Source: As of June 30, 2026. Please refer to Index Definitions for index definitions.

4 Proxy: The Standard & Poor's 500 Index. As of June 30, 2026. Please refer to Index Definitions for index definitions.

5 Proxy: Bloomberg Barclays U.S. Aggregate Bond Index. As of June 30, 2026. Please refer to Index Definitions for index definitions.

6 Source: JP Morgan Market Monitor. As of June 30, 2026.

7 As of March 31, 2026.

Index Definitions

The Bloomberg Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States — including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. To be included in the index, bonds must be rated investment grade (at least Baa3/BBB) by Moody's and S&P. Inception date: January 1, 1976.

The Standard & Poor's 500 Index, often abbreviated as the S&P 500, or just "the S&P", is an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ. The index components and their weightings are determined by S&P Dow Jones Indices.

The S&P UBS Leveraged Loan Index is designed to mirror the investable universe of the US dollar-denominated leveraged loan market. The index inception is January 1992. The index frequency is daily, weekly and monthly. New loans are added to the index on their effective date if they qualify according to the following criteria: 1) Loan facilities must be rated "5B" or lower. That is, the highest Moody's/S&P ratings are Baa1/BB+ or Ba1/BBB+. For unrated loans, the initial spread must be 125 basis points or higher above the benchmark reference reset rate. 2) Only fully-funded term loan facilities are included. 3) The tenor must be at least one year. 4) Issuers must be domiciled in developed countries; issuers from developing countries are excluded.

The ICE BofA US High Yield Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody's, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. Index constituents are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest. Accrued interest is calculated assuming next-day settlement. Cash flows from bond payments that are received during the month are retained in the index until the end of the month and then are removed as part of the rebalancing. Cash does not earn any reinvestment income while it is held in the index. The index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. No changes are made to constituent holdings other than on month end rebalancing dates. Inception date: August 31, 1986.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Fund Fact Sheet — As of June 30, 2026

CLASS A CADEX | CLASS C CADCX | CLASS I CADUX | CLASS L CADWX
CLASS U CADZX | CLASS U2 CADSX | CLASS W CADFX

FUND OVERVIEW

CION Ares Diversified Credit Fund (CADC) is a diversified, unlisted closed-end management investment company registered under the 1940 Act as an interval fund. The Fund will seek to capitalize on market inefficiencies and relative value opportunities by dynamically allocating a portfolio of directly originated loans, secured floating and fixed rate syndicated loans, corporate bonds, asset-backed securities, commercial real estate loans and other types of credit instruments which, under normal circumstances, will represent at least 80% of the Fund's assets.

Fixed Rate vs. Floating

Excludes cash, other net assets and equity instruments.

KEY FACTS

TOTAL MANAGED ASSETS*	$7.1B
TOTAL ISSUES	934
DISTRIBUTIONS[1]	Monthly

SHARE CLASS	INCEPTION	MONTH-END DISTRIBUTION RATE[2]	STANDARD DEVIATION[3]	SHARPE RATIO[4] (ANNUALIZED)
CLASS A	1/26/2017	8.56%	3.57%	0.91
CLASS C	7/12/2017	7.69%	3.52%	0.83
CLASS I	7/12/2017	8.89%	3.60%	0.97
CLASS L	11/2/2017	8.41%	3.61%	0.85
CLASS U	7/26/2019	8.08%	3.88%	0.69
CLASS U-2	4/13/2020	8.08%	2.90%	1.81
CLASS W	12/21/2018	8.39%	3.79%	0.85

Portfolio Characteristics

  Allocation by Asset Type**

  Allocation by Geography**

Allocation by Industry % of Portfolio

Software & Services	20.5%
Financial Services	11.2%
Health Care Equipment & Services	9.4%
Commercial & Professional Services	9.1%
Structured Products	8.2%
Insurance	6.5%
Capital Goods	4.9%
Media & Entertainment	3.8%
Other	23.8%
Cash	2.6%

Top Holdings % of Portfolio

FEH Group, LLC.	1.2%
Vantage Data Centers North America	1.1%
Banyan Software	1.0%
Reddy Ice LLC	1.0%
Global Music Rights	1.0%
Dun & Bradstreet	0.9%
Enviva Partners	0.9%
Rockefeller Capital Management	0.9%
Vantive Health Inc.	0.9%
Nielsen	0.9%

** Holdings and allocations, unless otherwise indicated, are based on the total managed assets and subject to change without notice. Total managed assets is defined as the total assets (including any assets attributable to financial leverage) minus accrued liabilities (other than debt representing financial leverage). Data shown is for informational purposes only and not a recommendation to buy or sell any security.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Fund Fact Sheet — As of June 30, 2026 (continued)

CLASS A CADEX | CLASS C CADCX | CLASS I CADUX | CLASS L CADWX
CLASS U CADZX | CLASS U2 CADSX | CLASS W CADFX

MANAGEMENT TEAM

• Mitch Goldstein, Co-Head of Ares Credit Group | 31 Years of Experience

• Michael Smith, Co-Head of Ares Credit Group | 33 Years of Experience

• Samantha Milner, Partner, Ares Management | 26 Years of Experience

• CADC's allocation committee consists of an additional 13 members, averaging nearly 25 years of experience.

ABOUT CION INVESTMENTS

CION Investments is a leading manager of investment solutions designed to redefine the way individual investors can build their portfolios and help meet their long-term investment goals. With more than 30 years of experience in the alternative asset management industry, CION strives to level the playing field. CION currently manages CION Investment Corporation, a leading BDC, and sponsors, through CION Ares Management, CION Ares Diversified Credit Fund, a globally diversified interval fund.

ABOUT ARES MANAGEMENT

Ares Management Corporation (NYSE: ARES) is a leading global alternative investment manager operating three integrated businesses across Credit, Private Equity and Real Estate. Ares Management's investment groups collaborate to deliver innovative investment solutions which seek to provide consistent and attractive investment returns throughout market cycles. Please visit www.ares.com for additional information.

Risks and limitations include, but are not limited to, the following: investment instruments may be susceptible to economic downturns; most of the underlying credit instruments are rated below investment grade and considered speculative; there is no guarantee all shares can be repurchased; the Fund's business and operations may be impacted by fluctuations in the capital markets; the Fund is a diversified, closed-end investment company; diversification does not eliminate the risk of investment losses.

1 Distribution Frequency — there is no assurance monthly distributions paid by the Fund will be maintained at the targeted level or paid at all.

2 Month-End Distribution Rate — Month-end distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current cash distribution per share without compounding), divided by the current net asset value. The month-end distribution rate shown may be rounded.

3 Standard Deviation — a widely used measure of an investment's performance volatility. Standard deviation shows how much variation from the mean exists with a larger number indicating the data points are more spread out over a larger range of values. Figures shown here are based on non-loaded daily NAV total returns utilizing data since inception.

4 Sharpe Ratio — a risk-adjusted measure that measures reward per unit of risk. The higher the Sharpe Ratio, the better. The numerator is the difference between a portfolio's return and the return of a risk-free instrument. The denominator is the portfolio's standard deviation. Figures shown here are based on non-loaded daily NAV total returns utilizing data since inception.

CADC may fund distributions from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital, as well as net income from operations, capital and non-capital gains from the sale of assets, dividends or distributions from equity investments and expense support payments from CAM, which are subject to repayment. For the year ending December 31, 2025 distributions were paid from taxable income and did not include a return of capital for tax purposes. It is not anticipated that the current distribution rate will contain a return of capital. If expense support payments from CAM were not provided, some or all of the distributions may have been a return of capital which would reduce the available capital for investment. The sources of distributions may vary periodically. Please refer to the semi-annual or annual reports filed with the SEC for the sources of distributions.

This is neither an offer to sell nor a solicitation to purchase the securities described herein. An offering is made only by the prospectus which must precede or accompany this piece. Please read the prospectus prior to making any investment decision and consider the risks, charges, expenses and other important information described therein. Additional copies of the prospectus may be obtained by contacting CION Securities at 800.435.5697 or by visiting cioninvestments.com.

Please be aware that the Fund, the Advisers, the Distributor or the Wholesale Marketing Agent and their respective officers, directors, employees and affiliates do not undertake to provide impartial investment advice or to give advice in a fiduciary capacity in connection with the Fund's public offering of shares.

CION Securities, LLC (CSL) is the wholesale marketing agent for CION Ares Diversified Credit Fund, advised by CION Ares Management, LLC (CAM) with marketing services provided by ALPS Distributors, Inc (ADI). CSL, member FINRA, and CAM are not affiliated with ADI, member FINRA.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Automobiles and Components
Automotive Keys Group, LLC		1st Lien Term Loan	10.38%	SOFR (Q)	6.50%		08/2026		$1,625	$1,625	$1,398	(e)(f)
Churchill Opco Holdings LLC		1st Lien Revolving Loan	8.48%	SOFR (Q)	4.75%		11/2029		38	35	38	(e)(g)
Churchill Opco Holdings LLC		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		11/2029		1,182	1,163	1,182	(e)(f)
Churchill Opco Holdings LLC		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		11/2029		2,372	2,349	2,373	(e)(g)
Collision SP Subco, LLC		1st Lien Revolving Loan					01/2030		—	2	—	(e)(g)
Collision SP Subco, LLC		1st Lien Term Loan	8.44%	SOFR (Q)	4.75%		01/2030		912	901	884	(e)(f)
Collision SP Subco, LLC		1st Lien Delay Draw Term Loan	8.45%	SOFR (Q)	4.75%		01/2030		587	599	570	(e)(g)
Continental Acquisition Holdings, Inc.		1st Lien Revolving Loan	7.50%	SOFR (Q)	3.75%		01/2028		1	1	—	(e)(g)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan					07/2028		7,368	6,025	3,537	(e)(i)
Continental Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan					07/2028		1,771	1,473	850	(e)(i)
Highline Aftermarket Acquisition, LLC		1st Lien Revolving Loan					11/2028		—	—	—	(e)(g)
Highline Aftermarket Acquisition, LLC		1st Lien Term Loan	7.40%	SOFR (Q)	3.73%		02/2030		15,422	15,387	15,480
Sun Acquirer Corp.		1st Lien Revolving Loan					09/2027		—	15	—	(e)(g)
Sun Acquirer Corp.		1st Lien Term Loan	8.14%	SOFR (M)	4.50%		09/2028		14,698	14,620	14,551	(e)(f)
Sun Acquirer Corp.		1st Lien Delay Draw Term Loan	8.14%	SOFR (M)	4.50%		09/2028		17,895	17,830	17,716	(e)(f)(g)
Telle Tire & Auto Service, LLC		1st Lien Revolving Loan	9.13%	SOFR (S)	5.50%		03/2031		48	47	47	(e)(g)
Telle Tire & Auto Service, LLC		1st Lien Term Loan	8.44%	SOFR (S)	4.75%		03/2031		133	131	133	(e)(f)
Telle Tire & Auto Service, LLC		1st Lien Delay Draw Term Loan	8.52%	SOFR (Q)	4.75%		03/2031		980	970	980	(e)(g)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Revolving Loan					02/2031		—	—	—	(e)(g)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Term Loan	8.41%	SOFR (Q)	4.75%		02/2032		13,374	13,153	13,374	(e)(f)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Delay Draw Term Loan	8.41%	SOFR (Q)	4.75%		02/2032		1,030	1,017	1,030	(e)(g)
Wand Newco 3, Inc.		1st Lien Term Loan	6.14%	SOFR (M)	2.50%		01/2031		19,971	19,971	19,937	(f)
										97,314	94,080		1.99%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Capital Goods
AeriTek Global US Acquisition Inc.		1st Lien Revolving Loan	10.16%	SOFR (Q)	6.50%		08/2030		$20	$19	$20	(e)(g)
AeriTek Global US Acquisition Inc.		1st Lien Term Loan	10.42%	SOFR (Q)	6.75%		08/2030		637	628	637	(e)(f)
AeriTek Global US Acquisition Inc.		1st Lien Term Loan	10.17%	SOFR (Q)	6.50%		08/2030		94	93	94	(e)(f)
AI Aqua Merger Sub, Inc.		1st Lien Term Loan	6.14%	SOFR (Q)	2.50%		07/2028		31,254	31,207	31,212	(f)
Airx Climate Solutions, Inc.		1st Lien Revolving Loan	9.40%	SOFR (Q)	5.75%		11/2029		88	85	88	(e)(g)
Airx Climate Solutions, Inc.		1st Lien Term Loan	9.36%	SOFR (M)	5.75%		11/2029		1,479	1,460	1,479	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Term Loan	8.63%	SOFR (M)	5.00%		11/2029		2,390	2,365	2,366	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Delay Draw Term Loan	8.63%	SOFR (Q)	5.00%		11/2029		1,355	1,352	1,342	(e)(g)
Align Precision Group, LLC		1st Lien Term Loan	10.45% PIK	SOFR (Q)	6.75%		07/2030		3,110	3,110	3,110	(e)
Align Precision Group, LLC		1st Lien Delay Draw Term Loan	10.45% PIK	SOFR (Q)	6.75%		07/2030		578	577	579	(e)(g)
AllClear Military Inc.		1st Lien Revolving Loan	9.38%	SOFR (Q)	5.50%		05/2030		49	49	49	(e)(g)
AllClear Military Inc.		1st Lien Term Loan	9.40%	SOFR (Q)	5.50%		05/2030		807	537	807	(e)
AllClear Military Inc.		1st Lien Term Loan	10.49% (2.00% PIK)	SOFR (M)	6.50%		05/2030		132	25	54	(e)
AllClear Military Inc.		1st Lien Term Loan	10.99% (6.00% PIK)	SOFR (Q)	7.00%		05/2030		482	103	198	(e)
AllClear Military Inc.		1st Lien Delay Draw Term Loan	9.46%	SOFR (S)	5.50%		05/2030		243	243	243	(e)
Artera Services, LLC		1st Lien Term Loan	8.14%	SOFR (M)	4.50%		02/2031		6,410	6,348	5,652	(f)
BCPE Empire Holdings, Inc.		1st Lien Term Loan	6.89%	SOFR (M)	3.25%		12/2030		2,437	2,437	2,402
BGIF IV Fearless Utility Services, Inc.		1st Lien Revolving Loan	8.65%	SOFR (M)	5.00%		06/2030		59	53	59	(e)(g)
BGIF IV Fearless Utility Services, Inc.		1st Lien Term Loan	8.65%	SOFR (M)	5.00%		06/2031		2,199	2,183	2,199	(e)(f)
BGIF IV Fearless Utility Services, Inc.		1st Lien Delay Draw Term Loan	8.65%	SOFR (M)	5.00%		06/2031		644	641	644	(e)
Blue Raven Solutions, LLC		1st Lien Revolving Loan					01/2032		—	4	—	(e)(g)
Blue Raven Solutions, LLC		1st Lien Term Loan	9.73%	SOFR (Q)	6.00%		01/2032		2,615	2,566	2,563	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	7.56%	EURIBOR (S)	5.00%		06/2033		€878	990	1,003	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Box Bidco Limited	United Kingdom	1st Lien Term Loan	8.85%	SOFR (S)	5.00%		06/2033			$2,227	$2,201	$2,227	(e)(f)
Burgess Point Purchaser Corporation		1st Lien Term Loan	9.01%	SOFR (Q)	5.25%		07/2029			4,041	3,892	3,708	(f)
Burgess Point Purchaser Corporation		1st Lien Term Loan	9.66%	SOFR (Q)	6.00%		07/2029			2,153	2,096	2,038	(e)(f)
Burgess Point Purchaser Corporation		1st Lien Delay Draw Term Loan					07/2029			—	87	—	(e)(g)
CPIG Holdco Inc.		1st Lien Revolving Loan	8.53%	SOFR (Q)	4.75%		04/2028			1	1	1	(e)(g)
CPIG Holdco Inc.		1st Lien Term Loan	9.78%	SOFR (Q)	6.00%		04/2028			3,766	3,721	3,766	(e)(f)
ELM DebtCo, LLC		1st Lien Revolving Loan	10.25%	PRIME	3.50%		11/2031			10	9	10	(e)(g)
ELM DebtCo, LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		11/2031			386	382	386	(e)(f)
ELM DebtCo, LLC		1st Lien Delay Draw Term Loan					11/2031			—	—	—	(e)(g)
Endurance PT Technology Buyer Corporation		1st Lien Revolving Loan	10.14%	SOFR (M)	6.50%		10/2031			20	19	20	(e)(g)
Endurance PT Technology Buyer Corporation		1st Lien Term Loan	10.23%	SOFR (Q)	6.50%		10/2031			553	540	553	(e)(f)
Generator Buyer, Inc.	Canada	1st Lien Revolving Loan	8.17%	SOFR (Q)	4.50%		07/2030		CAD	66	54	46	(e)(g)
Generator Buyer, Inc.	Canada	1st Lien Term Loan	6.79%	CORRA (Q)	4.50%		07/2030		CAD	2,010	1,442	1,417	(e)(f)
Generator Buyer, Inc.	Canada	1st Lien Delay Draw Term Loan	6.79%	CORRA (Q)	4.50%		07/2030		CAD	362	265	256	(e)(g)
GENERATOR US BUYER, INC.		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		07/2030			405	399	405	(e)(f)
GENERATOR US BUYER, INC.		1st Lien Delay Draw Term Loan					07/2030			—	—	—	(e)(g)
GSV Purchaser, Inc.		1st Lien Revolving Loan					08/2030			—	—	—	(e)(g)
GSV Purchaser, Inc.		1st Lien Term Loan	8.18%	SOFR (Q)	4.50%		08/2031			3,643	3,615	3,643	(e)(f)
GSV Purchaser, Inc.		1st Lien Delay Draw Term Loan	8.18%	SOFR (Q)	4.50%		08/2031			689	678	689	(e)(g)
Harvey Tool Company, LLC		1st Lien Term Loan	7.04%	EURIBOR (Q)	4.75%		08/2032			€276	320	315	(e)(f)
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)		1st Lien Revolving Loan	8.48%	SOFR (Q)	4.75%		03/2032			1,088	1,078	1,088	(e)(g)
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		03/2032			8,172	8,113	8,172	(e)(f)
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		03/2032			1,477	1,470	1,477	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
JSG II, Inc. and Checkers USA, Inc.		1st Lien Revolving Loan					09/2032			$—	$—	$—	(e)(g)
JSG II, Inc. and Checkers USA, Inc.		1st Lien Term Loan	8.12%	SOFR (M)	4.50%		09/2032			178	177	178	(e)(f)
JSG II, Inc. and Checkers USA, Inc.		1st Lien Delay Draw Term Loan					09/2032			—	—	—	(e)(g)
LBM Acquisition LLC		1st Lien Term Loan	7.50%	SOFR (M)	3.75%		06/2031			6,442	6,392	5,382	(f)
LEG Purchaser Inc	Canada	1st Lien Revolving Loan	11.25%	PRIME (Q)	4.50%		01/2032			69	67	69	(e)(g)
LEG Purchaser Inc	Canada	1st Lien Term Loan	9.17%	SOFR (Q)	5.50%		01/2032			904	892	932	(e)(f)
Livewire Acquisition, Inc.		1st Lien Revolving Loan	7.98%	SOFR (Q)	4.25%		12/2032			226	226	224	(e)(g)
Livewire Acquisition, Inc.		1st Lien Term Loan	7.98%	SOFR (Q)	4.25%		12/2032			1,601	1,586	1,585	(e)(f)
Livewire Acquisition, Inc.		1st Lien Delay Draw Term Loan					12/2032			—	4	—	(e)(g)
MWG BidCo ApS	Denmark	1st Lien Term Loan	9.20%	CIBOR (Q)	7.00%		02/2028		DKK	20,066	3,120	3,006	(e)
MWG BidCo ApS	Denmark	1st Lien Delay Draw Term Loan	9.22%	CIBOR (S)	7.00%		02/2028		DKK	6,646	1,006	996	(e)
Osmose Utilities Services, Inc.		1st Lien Term Loan	7.01%	SOFR (M)	3.25%		06/2028			1,129	1,123	1,122
Osmose Utilities Services, Inc.		2nd Lien Term Loan	10.51%	SOFR (M)	6.75%		06/2029			8,237	8,139	8,155	(e)
Paris US Holdco, Inc. & 1001028292 Ontario Inc.		1st Lien Revolving Loan	8.39%	SOFR (M)	4.75%		12/2031			81	71	80	(e)(g)
Paris US Holdco, Inc. & 1001028292 Ontario Inc.		1st Lien Term Loan	8.39%	SOFR (M)	4.75%		12/2031			5,800	5,752	5,800	(e)(f)
Paris US Holdco, Inc. & 1001028292 Ontario Inc.		1st Lien Delay Draw Term Loan	8.39%	SOFR (M)	4.75%		12/2031			1,514	1,507	1,514	(e)
Patriot Container Corp.		1st Lien Term Loan	13.00% (7.00% PIK)				09/2030			27,763	27,236	27,763	(e)
Patriot Container Corp.		1st Lien Delay Draw Term Loan	13.00% (7.00% PIK)				09/2030			393	384	393	(e)
Pave America Holding, LLC		1st Lien Revolving Loan	8.46%	SOFR (Q)	4.75%		08/2032			62	61	62	(e)(g)
Pave America Holding, LLC		1st Lien Term Loan	8.98% (2.88% PIK)	SOFR (Q)	5.25%		08/2032			416	413	416	(e)(f)
Pave America Holding, LLC		1st Lien Delay Draw Term Loan	8.98% (2.88% PIK)	SOFR (Q)	5.25%		08/2032			72	71	72	(e)(g)
Pike Corporation		1st Lien Revolving Loan					12/2032			—	49	—	(e)(g)
Pike Corporation		1st Lien Term Loan	7.89%	SOFR (M)	4.25%		12/2032			63,285	62,987	62,653	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Pike Corporation		1st Lien Delay Draw Term Loan					12/2032		$—	$106	$—	(e)(g)
Project Castle, Inc.		1st Lien Term Loan	9.19%	SOFR (Q)	5.50%		06/2029		8,656	7,244	1,998
PumpTech, LLC		1st Lien Revolving Loan					01/2031		—	14	—	(e)(g)
PumpTech, LLC		1st Lien Term Loan	8.64%	SOFR (M)	5.00%		01/2031		2,012	1,992	1,932	(e)(f)
PumpTech, LLC		1st Lien Delay Draw Term Loan	8.64%	SOFR (M)	5.00%		01/2031		1,065	1,072	1,022	(e)(g)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Revolving Loan	9.48%	SONIA (M)	5.75%		03/2027		£358	457	475	(e)(g)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Term Loan	9.62%	SOFR (Q)	5.75%		03/2027		4,039	4,028	4,039	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolving Loan	9.64%	SOFR (Q)	5.75%		03/2027		130	130	130	(e)(g)
Radius Aerospace, Inc.		1st Lien Term Loan	9.62%	SOFR (Q)	5.75%		03/2027		4,612	4,600	4,611	(e)(f)
Radwell Parent, LLC		1st Lien Revolving Loan	8.48%	SOFR (Q)	4.75%		04/2029		17	18	17	(e)(g)
Radwell Parent, LLC		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		04/2030		1,848	1,844	1,829	(e)(f)
Radwell Parent, LLC		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		04/2029		180	179	178	(e)
Radwell Parent, LLC		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		04/2030		14	16	14	(e)(g)
Sigma Electric Manufacturing Corporation		1st Lien Revolving Loan	9.49%	SOFR (M)	5.75%		12/2027		15	15	15	(e)(g)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	9.49%	SOFR (M)	5.75%		12/2027		2,703	2,687	2,703	(e)(f)
Sigma Electric Manufacturing Corporation		1st Lien Delay Draw Term Loan	9.48%	SOFR (M)	5.75%		12/2027		126	123	126	(e)
Sunk Rock Foundry Partners LP		1st Lien Term Loan	9.49%	SOFR (M)	5.75%		12/2027		215	215	214	(e)(f)
Sunvair Aerospace Group, Inc.		1st Lien Revolving Loan	8.66%	SOFR (Q)	5.00%		05/2031		58	49	58	(e)(g)
Sunvair Aerospace Group, Inc.		1st Lien Term Loan	8.71%	SOFR (Q)	5.00%		05/2031		1,742	1,722	1,742	(e)(f)
Sunvair Aerospace Group, Inc.		1st Lien Delay Draw Term Loan	8.71%	SOFR (Q)	5.00%		05/2031		1,105	1,094	1,105	(e)(g)
Titan BW Borrower L.P.		1st Lien Revolving Loan					07/2032		—	4	—	(e)(g)
Titan BW Borrower L.P.		1st Lien Term Loan	9.01% (2.88% PIK)	SOFR (Q)	5.38%		07/2032		30,316	30,050	30,013	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Titan BW Borrower L.P.		1st Lien Delay Draw Term Loan	8.41%	SOFR (Q)	4.75%		07/2032		$1,504	$1,502	$1,489	(e)(g)
Two Six Labs, LLC		1st Lien Revolving Loan					08/2030		—	—	—	(e)(g)
WEC US Holdings Inc.		1st Lien Term Loan	5.62%	SOFR (M)	2.00%		01/2031		19,492	19,474	19,470	(f)
Werner FinCo LP		1st Lien Term Loan	8.92%	SOFR (Q)	5.25%		06/2031		38,617	38,116	38,617	(e)(f)
Zenith Acquisitionco, LLC		1st Lien Revolving Loan					01/2033		—	2	—	(e)(g)
Zenith Acquisitionco, LLC		1st Lien Term Loan	8.17%	SOFR (Q)	4.50%		01/2033		1,340	1,334	1,327	(e)(f)
Zenith Acquisitionco, LLC		1st Lien Delay Draw Term Loan	8.17%	SOFR (Q)	4.50%		01/2033		32	36	31	(e)(g)
										326,843	320,574		6.78%
Commercial and Professional Services
Accommodations Plus Technologies LLC		1st Lien Revolving Loan					05/2032		—	—	—	(e)(g)
Accommodations Plus Technologies LLC		1st Lien Term Loan	8.94%	SOFR (Q)	5.25%		05/2032		2,120	2,092	2,120	(e)(f)
Aldinger Company		1st Lien Revolving Loan	8.49%	SOFR (Q)	4.75%		10/2030		101	101	101	(e)(g)
Aldinger Company		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		10/2030		1,084	1,080	1,084	(e)(f)
Aldinger Company		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		10/2030		1,388	1,385	1,388	(e)(g)
AMCP Clean Acquisition Company, LLC		1st Lien Delay Draw Term Loan	7.98%	SOFR (Q)	4.25%		06/2030		525	520	524	(e)
Andwis Group Limited	United Kingdom	1st Lien Term Loan	10.73%	SONIA (S)	7.00%		11/2031		£2,074	2,571	2,751	(e)
Andwis Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.74%	SONIA (S)	7.00%		11/2031		£4,105	5,239	5,445	(e)(g)
Andwis Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.49%	SONIA (S)	6.75%		11/2031		£1,982	2,564	2,630	(e)(g)
Antenore Bidco SpA	Italy	1st Lien Delay Draw Term Loan					11/2031		€—	6	—	(e)(g)
Armorica Lux S.a.r.l.	Luxembourg	1st Lien Term Loan	7.08%	EURIBOR (Q)	4.93%		07/2028		€6,500	6,945	7,411
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan	6.94%	EURIBOR (Q)	4.75%		07/2028		€473	553	540	(e)
Bluejack Fire Acquisition, Inc.		1st Lien Revolving Loan	8.39%	SOFR (M)	4.75%		01/2031		179	176	180	(e)(g)
Bluejack Fire Acquisition, Inc.		1st Lien Term Loan	8.39%	SOFR (M)	4.75%		01/2031		979	969	979	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Bluejack Fire Acquisition, Inc.		1st Lien Delay Draw Term Loan					01/2031		$—	$—	$—	(e)(g)
Bobtail AcquisitionCo, LLC		1st Lien Revolving Loan	8.46%	SOFR (Q)	4.75%		09/2031		9	7	9	(e)(g)
Bobtail AcquisitionCo, LLC		1st Lien Term Loan	8.41%	SOFR (Q)	4.75%		09/2031		1,096	1,086	1,096	(e)(f)
Bobtail AcquisitionCo, LLC		1st Lien Delay Draw Term Loan	8.41%	SOFR (Q)	4.75%		09/2031		196	193	196	(e)(g)
Capstone Acquisition Holdings, Inc.		1st Lien Revolving Loan					05/2029		—	—	—	(e)(g)
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	8.24%	SOFR (M)	4.50%		11/2029		17,783	17,519	17,783	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan	8.24%	SOFR (M)	4.50%		11/2029		514	502	514	(e)
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	12.24%	SOFR (M)	8.50%		11/2030		9,246	9,121	9,247	(e)(f)
Capstone Acquisition Holdings, Inc.		2nd Lien Delay Draw Term Loan	12.24%	SOFR (M)	8.50%		11/2030		1,668	1,657	1,668	(e)
Cards-Live Oak Holdings, Inc.		1st Lien Revolving Loan	8.48%	SOFR (Q)	4.75%		10/2032		1,579	1,555	1,579	(e)(g)
Cards-Live Oak Holdings, Inc.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		10/2032		11,992	11,881	11,992	(e)(f)
Cards-Live Oak Holdings, Inc.		1st Lien Delay Draw Term Loan	10.50%	PRIME (Q)	3.75%		10/2032		3,133	3,110	3,133	(e)(g)
Celnor Group Limited	United Kingdom	1st Lien Term Loan	9.98%	SONIA (Q)	6.17%		08/2031		£879	1,100	1,167	(e)
Celnor Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.98%	SONIA (Q)	6.17%		08/2031		£8,492	10,995	11,264	(e)(g)
Chillaton Bidco Limited	United Kingdom	1st Lien Term Loan	9.24%	SONIA (S)	5.50%		05/2031		£1,491	1,800	1,977	(e)
Chillaton Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.49%	SONIA (S)	6.75%		05/2031		£1,562	1,880	2,072	(e)
Compass Bidco Limited.	United Kingdom	1st Lien Term Loan	10.54%	SONIA (S)	6.75%		04/2031		£12,356	15,246	16,390	(e)
Compass Bidco Limited.	United Kingdom	1st Lien Delay Draw Term Loan	10.38%	SONIA (S)	6.65%		04/2031		£5,747	6,919	7,624	(e)
CR Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.48%	SONIA (Q)	5.75%		11/2032		£390	494	517	(e)(g)
Dayforce, Inc.		1st Lien Term Loan	6.66%	SOFR (Q)	3.00%		02/2033		11,765	11,596	10,690
Denali Intermediate Holdings, Inc.		1st Lien Revolving Loan	9.12%	SOFR (M)	5.50%		08/2032		1,340	1,585	1,276	(e)(g)
Denali Intermediate Holdings, Inc.		1st Lien Term Loan	9.15%	SOFR (M)	5.50%		08/2032		67,456	66,841	64,252	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Divisions Holding Corporation		1st Lien Revolving Loan	8.15%	SOFR (M)	4.50%		04/2032		$20	$19	$20	(e)(g)
Divisions Holding Corporation		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		04/2032		1,384	1,372	1,384	(e)(f)
Dorado Bidco, Inc.		1st Lien Revolving Loan					09/2031		—	—	—	(e)(g)
Dorado Bidco, Inc.		1st Lien Term Loan	7.92%	SOFR (Q)	4.25%		09/2031		3,046	3,024	3,046	(e)(f)
Dorado Bidco, Inc.		1st Lien Delay Draw Term Loan					09/2031		—	—	—	(e)(g)
DP Flores Holdings, LLC		1st Lien Revolving Loan					09/2030		—	—	—	(e)(g)
DP Flores Holdings, LLC		1st Lien Term Loan	10.17% (3.25% PIK)	SOFR (M)	6.50%		09/2030		4,017	3,958	3,977	(e)(f)
DP Flores Holdings, LLC		1st Lien Delay Draw Term Loan					09/2030		—	—	—	(e)(g)
Drogon Bidco Inc.		1st Lien Revolving Loan	8.64%	SOFR (M)	5.00%		08/2030		36	31	36	(e)(g)
Drogon Bidco Inc.		1st Lien Term Loan	8.64%	SOFR (M)	5.00%		08/2031		1,351	1,340	1,351	(e)(f)
Drogon Bidco Inc.		1st Lien Delay Draw Term Loan	8.64%	SOFR (M)	5.00%		08/2031		1,299	1,292	1,298	(e)(g)
DuraServ LLC		1st Lien Revolving Loan	8.65%	SOFR (M)	5.00%		06/2030		82	81	81	(e)(g)
DuraServ LLC		1st Lien Term Loan	8.65%	SOFR (M)	5.00%		06/2031		583	579	578	(e)(f)
DuraServ LLC		1st Lien Delay Draw Term Loan	8.65%	SOFR (M)	5.00%		06/2031		350	350	346	(e)(g)
EC Partners Spanish Bidco, S.L.U.	Spain	1st Lien Term Loan	7.90%	EURIBOR (Q)	5.75%		01/2032		€430	431	491	(e)
EC Partners Spanish Bidco, S.L.U.	Spain	1st Lien Delay Draw Term Loan					01/2032		€—	—	—	(e)(g)
Elevation Services Parent Holdings, LLC		1st Lien Revolving Loan	10.31%	SOFR (Q)	6.50%		12/2028		454	454	454	(e)(g)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	10.32%	SOFR (Q)	6.50%		12/2028		1,885	1,879	1,885	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Term Loan	10.32%	SOFR (Q)	6.50%		12/2028		2,071	2,066	2,070	(e)(f)
Elliott Davis Advisory, LLC		1st Lien Revolving Loan					07/2031		—	—	—	(e)(g)
Elliott Davis Advisory, LLC		1st Lien Term Loan	8.33%	SOFR (S)	4.75%		07/2031		1,219	1,209	1,219	(e)(f)
Elliott Davis Advisory, LLC		1st Lien Delay Draw Term Loan	8.33%	SOFR (S)	4.75%		07/2031		32	31	33	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
EMB Purchaser, Inc.		1st Lien Revolving Loan	8.16%	SOFR (Q)	4.50%		03/2032		$2,280	$2,306	$2,234	(e)(g)
EMB Purchaser, Inc.		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		03/2032		42,321	41,964	41,475	(e)(f)
EMB Purchaser, Inc.		1st Lien Delay Draw Term Loan	8.23%	SOFR (Q)	4.50%		03/2032		19,235	19,270	18,851	(e)(g)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Term Loan	8.00%	EURIBOR (S)	5.40%		03/2030		€3,323	3,460	3,797	(e)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	8.00%	EURIBOR (S)	5.40%		03/2030		€1,462	1,525	1,671	(e)(g)
Firebird Acquisition Corp, Inc.		1st Lien Revolving Loan					02/2032		—	—	—	(e)(g)
Firebird Acquisition Corp, Inc.		1st Lien Term Loan	8.66% (2.75% PIK)	SOFR (Q)	5.00%		02/2032		2,796	2,784	2,796	(e)(f)
Firebird Acquisition Corp, Inc.		1st Lien Delay Draw Term Loan	8.16%	SOFR (Q)	4.50%		02/2032		890	887	890	(e)(g)
Flywheel Acquireco, Inc.		1st Lien Revolving Loan	9.88%	SOFR (M)	6.25%		05/2028		1,498	1,487	1,498	(e)(g)
Flywheel Acquireco, Inc.		1st Lien Term Loan	9.89%	SOFR (M)	6.25%		05/2030		13,437	13,197	13,437	(e)(f)
Frontline Road Safety Operations, LLC		1st Lien Revolving Loan					03/2032		—	102	—	(e)(g)
Frontline Road Safety Operations, LLC		1st Lien Term Loan	8.64% (2.00% PIK)	SOFR (M)	5.00%		03/2032		26,755	26,538	26,220	(e)(f)
Frontline Road Safety Operations, LLC		1st Lien Delay Draw Term Loan	8.64% (2.00% PIK)	SOFR (M)	5.00%		03/2032		7,904	7,871	7,745	(e)(g)
G702 Buyer, Inc.		1st Lien Revolving Loan					07/2031		—	—	—	(e)(g)
G702 Buyer, Inc.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		07/2031		382	377	382	(e)(f)
GCM HVAC HOLDCO, LLC		1st Lien Term Loan	14.00% PIK				09/2031		1,675	1,648	1,675	(e)
HH-Stella, Inc.		1st Lien Revolving Loan					04/2027		—	4	—	(e)(g)
HH-Stella, Inc.		1st Lien Term Loan	9.88%	SOFR (Q)	6.00%		04/2028		6,834	6,767	6,765	(e)(f)
HH-Stella, Inc.		1st Lien Delay Draw Term Loan	9.88%	SOFR (Q)	6.00%		04/2028		5,178	5,141	5,126	(e)(f)(g)
HP RSS Buyer, Inc.		1st Lien Term Loan	8.47%	SOFR (Q)	4.75%		12/2029		1,307	1,291	1,307	(e)(f)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	8.46%	SOFR (Q)	4.75%		12/2029		2,980	2,963	2,980	(e)(f)(g)
Indigo Acquisition B.V.	Netherlands	1st Lien Term Loan	9.97% (2.97% PIK)	EURIBOR (S)	4.50%		09/2031		€1,285	1,374	1,468	(e)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Indigo Acquisition B.V.	Netherlands	1st Lien Term Loan	11.21%	SOFR (S)	7.47%		09/2031			€1,285	$1,374	$1,468	(e)
Indigo Acquisition B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.97%	EURIBOR (S)	7.47%		09/2031			€696	744	795	(e)
Intero Integrity Services Group B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.97%	EURIBOR (S)	7.47%		09/2031			€94	101	107	(e)(g)
IRI Group Holdings, Inc.		1st Lien Revolving Loan					12/2028			—	—	—	(e)(g)
IRI Group Holdings, Inc.		1st Lien Term Loan	7.89%	SOFR (M)	4.25%		12/2029			25,699	25,482	25,699	(e)(f)
Jones Fish Hatcheries & Distributors, LLC		1st Lien Revolving Loan					11/2032			—	—	—	(e)(g)
Jones Fish Hatcheries & Distributors, LLC		1st Lien Term Loan	7.89%	SOFR (Q)	4.25%		11/2032			939	930	939	(e)(f)
Jones Fish Hatcheries & Distributors, LLC		1st Lien Delay Draw Term Loan	7.89%	SOFR (M)	4.25%		11/2032			90	86	90	(e)(g)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan					11/2028			3,710	3,112	185	(e)(i)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	9.06% PIK	SOFR (Q)	5.25%		11/2028			7,894	7,873	7,894	(e)
Kings Buyer, LLC		1st Lien Revolving Loan	11.00%	PRIME (Q)	4.25%		10/2027			110	116	103	(e)(g)
Kings Buyer, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	5.25%		10/2027			3,350	3,333	3,116	(e)(f)
KPS Global LLC		1st Lien Revolving Loan					09/2030			—	—	—	(e)(g)
KPS Global LLC		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		09/2030			2,053	2,021	2,053	(e)(f)
Laboratories Bidco LLC		1st Lien Revolving Loan	7.50%	PRIME (Q)	0.75%		07/2029			1,634	1,531	1,258	(e)(g)
Laboratories Bidco LLC		1st Lien Term Loan	5.63%	SOFR (Q)	1.75%		07/2029			10,390	9,267	8,000	(e)
Laboratories Bidco LLC		1st Lien Term Loan	4.19%	CORRA (Q)	1.75%		07/2029		CAD	1,877	1,206	1,019	(e)
Laboratories Bidco LLC		1st Lien Delay Draw Term Loan	5.63%	SOFR (Q)	1.75%		07/2029			308	282	237	(e)
Laboratories Bidco LLC		1st Lien Delay Draw Term Loan	9.48%	SOFR (Q)	5.75%		07/2029			298	321	230	(e)(g)
LBC Woodlands Purchaser LLC		1st Lien Revolving Loan	8.66%	SOFR (Q)	5.00%		07/2030			49	64	48	(e)(g)
LBC Woodlands Purchaser LLC		1st Lien Term Loan	8.66%	SOFR (Q)	5.00%		07/2031			1,292	1,277	1,253	(e)(f)
LBC Woodlands Purchaser LLC		1st Lien Delay Draw Term Loan	8.66%	SOFR (Q)	5.00%		07/2031			92	104	89	(e)(g)
Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Lightbeam Bidco, Inc.		1st Lien Revolving Loan					05/2029		$—	$—	$—	(e)(g)
Lightbeam Bidco, Inc.		1st Lien Term Loan	8.46%	SOFR (Q)	4.80%		05/2030		1,234	1,220	1,235	(e)(f)
Lightbeam Bidco, Inc.		1st Lien Delay Draw Term Loan	8.46%	SOFR (Q)	4.80%		05/2030		1,073	1,065	1,073	(e)(f)(g)
Movares Group B.V.	Netherlands	1st Lien Term Loan	7.92%	EURIBOR (Q)	5.63%		07/2032		€1,364	1,563	1,558	(e)
Movares Group B.V.	Netherlands	1st Lien Delay Draw Term Loan	7.79%	EURIBOR (Q)	5.50%		07/2032		€22	26	25	(e)(g)
Msis Holdings, Inc.		1st Lien Revolving Loan	10.50%	PRIME (Q)	3.75%		03/2031		151	140	151	(e)(g)
Msis Holdings, Inc.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		03/2031		3,534	3,490	3,534	(e)(f)
Msis Holdings, Inc.		1st Lien Delay Draw Term Loan					03/2031		—	—	—	(e)(g)
Multi-Color Corporation		1st Lien Term Loan	6.02%	SOFR (Q)	2.38%		05/2033		13,132	11,822	11,223	(f)
Neptune BidCo US Inc.		1st Lien Revolving Loan					10/2027		—	25	—	(e)(g)
Neptune BidCo US Inc.		1st Lien Term Loan	8.77%	SOFR (Q)	5.00%		02/2033		52,262	52,011	51,783
PHM Group Holding Oyj	Finland	1st Lien Term Loan	5.82%	EURIBOR (Q)	3.50%		04/2032		€6,217	6,510	7,066
Priority Waste Holdings LLC		1st Lien Revolving Loan	8.19%	SOFR (Q)	4.50%		08/2029		1	1	1	(e)(g)
Priority Waste Holdings LLC		1st Lien Term Loan	9.44% PIK	SOFR (S)	5.75%		05/2031		7,558	7,558	7,548	(e)(f)
PSC Parent, Inc.		1st Lien Revolving Loan	8.89%	SOFR (M)	5.25%		04/2030		477	474	477	(e)(g)
PSC Parent, Inc.		1st Lien Term Loan	8.89%	SOFR (M)	5.25%		04/2031		4,359	4,327	4,359	(e)(f)
PSC Parent, Inc.		1st Lien Delay Draw Term Loan	8.89%	SOFR (M)	5.25%		04/2031		1,773	1,766	1,773	(e)
Pye-Barker Fire & Safety, LLC		1st Lien Term Loan	6.23%	SOFR (Q)	2.50%		12/2032		6,641	6,647	6,649
Pye-Barker Fire & Safety, LLC		1st Lien Delay Draw Term Loan	6.23%	SOFR (Q)	2.50%		12/2032		156	155	156	(g)
QIMA Finance Ltd	Jersey	1st Lien Term Loan	8.92%	SOFR (Q)	5.25%		07/2032		7,086	6,943	7,086	(e)
QIMA Finance Ltd	Jersey	1st Lien Delay Draw Term Loan	8.92%	SOFR (Q)	5.25%		07/2032		1,329	1,318	1,329	(e)(g)
Registrar Intermediate, LLC		1st Lien Revolving Loan	8.68%	SOFR (Q)	5.00%		08/2029		782	782	759	(e)(g)
Registrar Intermediate, LLC		1st Lien Term Loan	8.67%	SOFR (Q)	5.00%		08/2029		4,433	4,411	4,300	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Registrar Intermediate, LLC		1st Lien Delay Draw Term Loan	8.70%	SOFR (Q)	5.00%		08/2029		$557	$554	$540	(e)
Rocket Buyer, LLC		1st Lien Revolving Loan	8.16%	SOFR (Q)	4.50%		02/2033		218	219	216	(e)(g)
Rocket Buyer, LLC		1st Lien Term Loan	8.14%	SOFR (Q)	4.50%		02/2033		2,150	2,134	2,128	(e)(f)
Rocket Buyer, LLC		1st Lien Delay Draw Term Loan	8.14%	SOFR (M)	4.50%		02/2033		112	121	111	(e)(g)
Rodeo AcquisitionCo LLC		1st Lien Revolving Loan	8.48%	SOFR (Q)	4.75%		07/2029		24	24	24	(e)(g)
Rodeo AcquisitionCo LLC		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		07/2029		3,698	3,689	3,698	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Term Loan	9.25%	SONIA (Q)	5.38%		08/2028		£1,272	1,716	1,688	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Term Loan	7.70%	EURIBOR (Q)	5.38%		09/2030		€1,061	1,223	1,213	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	7.82%	SONIA (Q)	5.38%		09/2030		£21,952	26,541	29,119	(e)(f)
Saturn Purchaser Corp.		1st Lien Revolving Loan					07/2030		—	—	—	(e)(g)
Saturn Purchaser Corp.		1st Lien Term Loan	8.52%	SOFR (M)	4.85%		07/2030		221	220	221	(e)
Saturn Purchaser Corp.		1st Lien Delay Draw Term Loan					07/2030		—	—	—	(e)(g)
Seeker Bidco Ltd	United Kingdom	1st Lien Delay Draw Term Loan	9.23%	SONIA (Q)	5.50%		11/2032		£12	12	16	(e)(g)
SGM Acquisition Sub, LLC		1st Lien Revolving Loan	8.39%	SOFR (M)	4.75%		12/2031		127	122	127	(e)(g)
SGM Acquisition Sub, LLC		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		12/2031		2,147	2,127	2,147	(e)(f)
SGM Acquisition Sub, LLC		1st Lien Delay Draw Term Loan					12/2031		—	—	—	(e)(g)
SV Newco 2, Inc.		1st Lien Revolving Loan	10.75%	PRIME (Q)	4.00%		06/2031		205	197	205	(e)(g)
SV Newco 2, Inc.		1st Lien Term Loan	8.73%	SOFR (Q)	5.00%		06/2031		1,025	1,014	1,025	(e)(f)
SV Newco 2, Inc.		1st Lien Delay Draw Term Loan	8.73%	SOFR (Q)	5.00%		06/2031		683	679	683	(e)(g)
Systems Planning and Analysis, Inc.		1st Lien Revolving Loan	8.45%	SOFR (Q)	4.75%		08/2027		372	369	372	(e)(g)
Systems Planning and Analysis, Inc.		1st Lien Term Loan Loan	8.48%	SOFR (Q)	4.75%		08/2027		4,331	4,345	4,330	(e)(f)
Talon Buyer Inc.		1st Lien Revolving Loan					07/2032		—	—	—	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Talon Buyer Inc.		1st Lien Term Loan	7.92%	SOFR (Q)	4.25%		07/2032		$797	$787	$788	(e)(f)
Talon Buyer Inc.		1st Lien Delay Draw Term Loan	7.92%	SOFR (Q)	4.25%		07/2032		179	179	177	(e)(g)
Thermostat Purchaser III, Inc.		1st Lien Revolving Loan	9.75%	PRIME	3.00%		08/2028		14	15	14	(e)(g)
Thermostat Purchaser III, Inc.		2nd Lien Term Loan Loan	11.07%	SOFR (Q)	7.25%		08/2029		3,575	3,548	3,539	(e)
Triple JJJ Lube, Corp.		1st Lien Revolving Loan					01/2032		—	—	—	(e)(g)
Triple JJJ Lube, Corp.		1st Lien Term Loan	9.67%	SOFR (Q)	6.00%		01/2032		1,208	1,185	1,208	(e)(f)
TSS Buyer, LLC		1st Lien Term Loan	8.73%	SOFR (Q)	5.00%		06/2029		275	271	275	(e)(f)
TSS Buyer, LLC		1st Lien Delay Draw Term Loan	8.71%	SOFR (Q)	5.00%		06/2029		300	297	300	(e)(g)
Unifi Aviation North America, LLC		1st Lien Revolving Loan	6.59%	SOFR (Q)	2.75%		09/2028		1	1	1	(e)(g)
Unifi Aviation North America, LLC		1st Lien Term Loan Loan	9.07%	SOFR (Q)	5.25%		09/2028		2,261	2,240	2,261	(e)
Unifi Aviation North America, LLC		1st Lien Delay Draw Term Loan	9.07%	SOFR (Q)	5.25%		09/2028		743	736	743	(e)(g)
Unity Purchaser, LLC		1st Lien Revolving Loan					01/2031		—	—	—	(e)(g)
Unity Purchaser, LLC		1st Lien Term Loan	8.73%	SOFR (Q)	5.00%		01/2031		1,236	1,221	1,224	(e)(f)
Unity Purchaser, LLC		1st Lien Delay Draw Term Loan	8.73%	SOFR (Q)	5.00%		01/2031		1,221	1,215	1,208	(e)(g)
Upchurch Operating Companies, LLC		1st Lien Revolving Loan	10.25%	PRIME (Q)	3.50%		03/2031		39	36	39	(e)(g)
Upchurch Operating Companies, LLC		1st Lien Term Loan Loan	8.23%	SOFR (Q)	4.50%		03/2032		768	758	769	(e)(f)
VADELLA BIDCO LIMITED	United Kingdom	1st Lien Revolving Loan	9.23%	SONIA (S)	5.50%		06/2032		£40	52	53	(e)(g)
VADELLA BIDCO LIMITED	United Kingdom	1st Lien Term Loan Loan	9.23%	SONIA (S)	5.50%		12/2032		£163	214	216	(e)
VADELLA BIDCO LIMITED	United Kingdom	1st Lien Delay Draw Term Loan	9.25%	SONIA (S)	5.50%		12/2032		£49	61	65	(e)(g)
VEIT, LLC		1st Lien Revolving Loan	8.84%	SOFR (Q)	5.00%		01/2029		7	7	7	(e)(g)
VEIT, LLC		1st Lien Term Loan Loan	15.88% PIK	SOFR (Q)	12.15%		01/2029		27	27	27	(e)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
VEIT, LLC		1st Lien Term Loan	8.88%	SOFR (Q)	5.00%		01/2029		$6	$6	$6	(e)(f)
VEIT, LLC		1st Lien Delay Draw Term Loan	16.00% PIK	SOFR (S)	12.15%		01/2029		6	6	6	(e)
Visual Edge Technology, Inc.		1st Lien Term Loan	10.88% (3.50% PIK)	SOFR (Q)	7.00%		01/2029		2,280	2,278	2,280	(e)
Visual Edge Technology, Inc.		1st Lien Delay Draw Term Loan	15.88% PIK	SOFR (Q)	12.15%		01/2029		21	21	21	(e)
VRC Companies, LLC		1st Lien Revolving Loan					06/2027		—	—	—	(e)(g)
VRC Companies, LLC		1st Lien Term Loan	9.16%	SOFR (Q)	5.50%		06/2027		16,109	16,149	16,109	(e)(f)
Vulcan UK Bidco Limited	United Kingdom	1st Lien Term Loan	8.65%	SOFR (S)	5.00%		05/2032		700	682	700	(e)
W.S. Connelly & Co., LLC		1st Lien Revolving Loan	7.73%	SOFR (Q)	4.00%		05/2030		762	751	762	(e)(g)
W.S. Connelly & Co., LLC		1st Lien Revolving Loan	9.75%	PRIME (Q)	3.00%		05/2030		279	269	280	(e)(g)
W.S. Connelly & Co., LLC		1st Lien Term Loan	8.98%	SOFR (Q)	5.25%		05/2030		589	581	589	(e)(f)
W.S. Connelly & Co., LLC		1st Lien Delay Draw Term Loan	8.98%	SOFR (Q)	5.25%		05/2030		1,307	1,297	1,307	(e)(f)(g)
Zinc Buyer Corporation		1st Lien Revolving Loan	8.40%	SOFR (M)	4.75%		07/2031		35	36	34	(e)(g)
Zinc Buyer Corporation		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		07/2031		1,875	1,865	1,857	(e)(f)
Zinc Buyer Corporation		1st Lien Delay Draw Term Loan					07/2031		—	1	—	(e)(g)
										601,936	599,581		12.68%
Consumer Distribution and Retail
Bamboo Purchaser, Inc.		1st Lien Revolving Loan	8.47%	SOFR (Q)	4.75%		11/2026		1	1	1	(e)(g)
Bamboo Purchaser, Inc.		1st Lien Term Loan					12/2029		5,375	2,065	878	(e)(f)(i)
BGI Purchaser, Inc.		1st Lien Revolving Loan	7.42%	SOFR (Q)	3.75%		05/2030		2,856	2,825	2,856	(e)(g)
BGI Purchaser, Inc.		1st Lien Term Loan	8.17%	SOFR (Q)	4.50%		05/2031		3,563	3,522	3,563	(e)(f)
Blazing Star Parent, LLC		1st Lien Term Loan	10.67%	SOFR (Q)	7.00%		08/2030		11,320	11,073	11,320	(e)(f)
BR PJK Produce, LLC		1st Lien Term Loan	10.09%	SOFR (Q)	6.25%		11/2027		94	93	90	(e)(f)
BR PJK Produce, LLC		1st Lien Term Loan	10.09%	SOFR (Q)	6.25%		12/2027		81	78	78	(e)(f)
BR PJK Produce, LLC		1st Lien Delay Draw Term Loan	10.09%	SOFR (Q)	6.25%		11/2027		555	552	533	(e)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
City Line Distributors LLC		1st Lien Revolving Loan	9.90%	SOFR (Q)	6.00%		08/2028		$—	$—	$—	(e)(g)
City Line Distributors LLC		1st Lien Term Loan	9.92%	SOFR (Q)	6.00%		08/2028		306	302	306	(e)(f)
City Line Distributors LLC		1st Lien Delay Draw Term Loan	9.92%	SOFR (Q)	6.00%		08/2028		123	122	123	(e)(f)
DecoPac, Inc.		1st Lien Revolving Loan					05/2030		—	—	—	(e)(g)
DecoPac, Inc.		1st Lien Term Loan	8.67%	SOFR (Q)	5.00%		05/2030		27,720	27,382	27,720	(e)(f)
GMF Parent, Inc.		1st Lien Revolving Loan	8.23%	SOFR (Q)	4.50%		12/2032		33	40	32	(e)(g)
GMF Parent, Inc.		1st Lien Term Loan	8.18%	SOFR (Q)	4.50%		12/2032		1,753	1,736	1,701	(e)(f)
GMF Parent, Inc.		1st Lien Delay Draw Term Loan					12/2032		—	13	—	(e)(g)
Hills Distribution, Inc.		1st Lien Revolving Loan	7.70%	SOFR (Q)	4.00%		11/2029		280	276	280	(e)(g)
Hills Distribution, Inc.		1st Lien Term Loan	9.22%	SOFR (Q)	5.50%		11/2029		684	677	684	(e)(f)
Hills Distribution, Inc.		1st Lien Delay Draw Term Loan	9.21%	SOFR (Q)	5.50%		11/2029		402	397	402	(e)(g)
LJ Perimeter Buyer, Inc.		1st Lien Delay Draw Term Loan					10/2031		—	5	—	(e)(g)
Marcone Yellowstone Buyer Inc.		1st Lien Term Loan	7.58%	SOFR (Q)	3.75%		06/2028		11,133	10,758	9,463	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Delay Draw Term Loan	7.58%	SOFR (Q)	3.75%		06/2028		3,673	3,490	3,122	(e)
Mavis Tire Express Services Topco, Corp.		1st Lien Term Loan	6.67%	SOFR (S)	3.00%		05/2028		5,829	5,803	5,816
Mavis Tire Express Services Topco, Corp.		1st Lien Term Loan	6.92%	SOFR (S)	3.25%		05/2033		10,000	9,951	9,983
Mountaineer Merger Corporation		1st Lien Revolving Loan	9.91% (1.25% PIK)	SOFR (Q)	6.25%		10/2027		3,257	3,357	3,094	(e)(g)
Mr. Greens Intermediate, LLC		1st Lien Revolving Loan					05/2031		—	—	—	(e)(g)
Mr. Greens Intermediate, LLC		1st Lien Term Loan	9.51%	SOFR (Q)	5.75%		05/2031		2,822	2,780	2,822	(e)(f)
Mr. Greens Intermediate, LLC		1st Lien Delay Draw Term Loan	9.51%	SOFR (Q)	5.75%		05/2031		513	486	513	(e)(g)
Project Cardinal Acquisition, LLC		1st Lien Revolving Loan					10/2032		—	1	—	(e)(g)
Project Cardinal Acquisition, LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		10/2032		729	723	722	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Project Cardinal Acquisition, LLC		1st Lien Delay Draw Term Loan					10/2032		$—	$1	$—	(e)(g)
Quirch Foods Holdings, LLC		1st Lien Term Loan	10.19%	SOFR (M)	6.50%		11/2030		7,263	7,198	7,263	(e)(f)
Quirch Foods Holdings, LLC		1st Lien Delay Draw Term Loan					11/2030		—	—	—	(e)(g)
Reddy Ice LLC		1st Lien Revolving Loan	8.90%	PRIME (Q)	5.25%		04/2029		4,611	4,568	4,611	(e)(g)
Reddy Ice LLC		1st Lien Term Loan	8.86%	SOFR (M)	5.25%		04/2029		33,238	33,102	33,238	(e)(f)
Reddy Ice LLC		1st Lien Delay Draw Term Loan	8.86%	SOFR (Q)	5.25%		04/2029		33,645	33,610	33,645	(e)(f)(g)
Royal Borrower, LLC		1st Lien Revolving Loan					07/2030		—	—	—	(e)(g)
Royal Borrower, LLC		1st Lien Term Loan	9.39%	SOFR (M)	5.75%		07/2030		2,377	2,351	2,377	(e)(f)
Royal Borrower, LLC		1st Lien Delay Draw Term Loan	9.39%	SOFR (M)	5.75%		07/2030		535	526	535	(e)(g)
Saldon Holdings, Inc.		1st Lien Revolving Loan					03/2028		—	—	—	(e)(g)
Saldon Holdings, Inc.		1st Lien Term Loan	8.97%	SOFR (M)	5.25%		03/2028		9,947	9,938	9,947	(e)(f)
SCIH Salt Holdings Inc.		1st Lien Term Loan	6.35%	SOFR (Q)	2.75%		01/2029		25,129	25,095	25,143	(f)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	9.14%	SOFR (M)	5.50%		07/2030		5,758	5,701	5,758	(e)(f)
Worldwide Produce Acquisition, LLC		1st Lien Revolving Loan	10.40%	SOFR (Q)	6.75%		01/2029		3	5	2	(e)(g)
Worldwide Produce Acquisition, LLC		1st Lien Term Loan	12.41%	SOFR (Q)	8.75%		01/2029		147	145	128	(e)(f)
Worldwide Produce Acquisition, LLC		1st Lien Delay Draw Term Loan	12.41%	SOFR (Q)	8.75%		01/2029		53	52	46	(e)(f)
										210,800	208,795		4.42%
Consumer Durables and Apparel
Centric Brands LLC		1st Lien Term Loan	9.15%	SOFR (Q)	5.50%		08/2029		964	925	964	(e)
DRS Holdings III, Inc.		1st Lien Revolving Loan					11/2028		—	—	—	(e)(g)
DRS Holdings III, Inc.		1st Lien Term Loan	8.89%	SOFR (M)	5.25%		11/2028		13,838	13,720	13,838	(e)(f)
Fossil Group, Inc.		1st Lien Revolving Loan	8.91%	SOFR (M)	5.00%		08/2030		199	187	199	(e)(g)
Rawlings Sporting Goods Company, Inc.		1st Lien Revolving Loan					11/2029		—	—	—	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	8.63%	SOFR (Q)	4.75%		11/2030			$7,522	$7,493	$7,522	(e)(f)
Sport Maska Inc.	Canada	1st Lien Revolving Loan	7.77%	SOFR (M)	5.50%		12/2030		CAD	2,337	1,694	1,648	(e)(g)
Sport Maska Inc.	Canada	1st Lien Term Loan	7.78%	CDOR (M)	5.50%		12/2030		CAD	9,443	6,412	6,658	(e)(f)
ST Athena Global LLC		1st Lien Revolving Loan	8.97%	SOFR (Q)	5.25%		06/2029			99	111	96	(e)(g)
ST Athena Global LLC		1st Lien Term Loan	8.92%	SOFR (Q)	5.25%		06/2030			4,101	4,060	3,978	(e)(f)
ST Athena Global LLC		1st Lien Term Loan	8.98%	SONIA (Q)	5.25%		06/2030			£1,856	2,318	2,388	(e)(f)
Varsity Brands, Inc.		1st Lien Term Loan	6.48%	SOFR (Q)	2.75%		08/2031			6,878	6,856	6,884
											43,776	44,175		0.93%
Consumer Services
Apex Service Partners, LLC		1st Lien Revolving Loan	8.73%	SOFR (Q)	5.00%		10/2029			978	978	978	(e)(g)
Apex Service Partners, LLC		1st Lien Term Loan	8.73%	SOFR (Q)	5.00%		10/2030			23,740	23,358	23,740	(e)(f)
Apex Service Partners, LLC		1st Lien Delay Draw Term Loan	8.73%	SOFR (Q)	5.00%		10/2030			11,764	11,627	11,764	(e)(f)
ASP Dream Acquisition Co LLC		1st Lien Term Loan	7.99%	SOFR (M)	4.25%		12/2028			5,888	5,920	5,329	(e)(f)
Astra Service Partners, LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		11/2032			3,208	3,185	3,207	(e)(f)
Astra Service Partners, LLC		1st Lien Delay Draw Term Loan	8.23%	SOFR (Q)	4.50%		11/2032			549	545	549	(e)(g)
Birdie Bidco, Inc.		1st Lien Revolving Loan					11/2032			—	—	—	(e)(g)
Birdie Bidco, Inc.		1st Lien Term Loan	8.48% (2.25% PIK)	SOFR (Q)	4.75%		11/2032			1,208	1,200	1,209	(e)(f)
Birdie Bidco, Inc.		1st Lien Delay Draw Term Loan	8.48% (2.25% PIK)	SOFR (Q)	4.75%		11/2032			59	58	59	(e)(g)
Bumble Bidco Limited	United Kingdom	1st Lien Term Loan	10.25%	SONIA (Q)	6.50%		10/2030			£3,542	4,531	4,698	(e)
Bumble Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.25%	SONIA (Q)	6.50%		10/2030			£313	329	414	(e)(g)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	9.28% (2.00% PIK)	CIBOR (Q)	7.00%		06/2026		DKK	4,219	652	557	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	11.56%	NIBOR (M)	7.00%		06/2026		DKK	3,209	488	424	(e)(f)
Clarion Home Services Group, LLC		1st Lien Revolving Loan	9.79%	SOFR (Q)	6.00%		12/2027			312	333	250	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Clarion Home Services Group, LLC		1st Lien Term Loan	11.77% (6.00% PIK)	SOFR (Q)	8.00%		12/2027			$2,666	$2,654	$2,159	(e)
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	11.77% (6.00% PIK)	SOFR (Q)	8.00%		12/2027			1,514	1,509	1,226	(e)
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	12.04% (6.25% PIK)	SOFR (Q)	8.25%		12/2027			276	274	224	(e)
CMG HoldCo, LLC		1st Lien Revolving Loan	8.66%	SOFR (Q)	5.00%		11/2030			458	487	444	(e)(g)
CMG HoldCo, LLC		1st Lien Term Loan	8.67%	SOFR (S)	5.00%		11/2030			657	652	637	(e)(f)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan	8.70%	SOFR (Q)	5.00%		11/2030			3,652	3,644	3,542	(e)(f)(g)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan					11/2030			—	29	—	(e)(g)
CST Holding Company		1st Lien Revolving Loan					11/2028			—	—	—	(e)(g)
CST Holding Company		1st Lien Term Loan	8.74%	SOFR (M)	5.00%		11/2028			1,052	1,039	1,052	(e)(f)
Davidson Hotel Company LLC		1st Lien Revolving Loan					10/2031			—	—	—	(e)(g)
Davidson Hotel Company LLC		1st Lien Term Loan	8.64%	SOFR (M)	5.00%		10/2031			3,306	3,266	3,306	(e)(f)
Davidson Hotel Company LLC		1st Lien Delay Draw Term Loan	8.64%	SOFR (M)	5.00%		10/2031			347	339	347	(e)(g)
EJC Bidco Pty Ltd	Australia	1st Lien Term Loan	10.06%	BBSY (S)	5.25%		04/2032		AUD	20,874	14,417	14,452	(e)
EJC Bidco Pty Ltd	Australia	1st Lien Delay Draw Term Loan					04/2032		AUD	—	—	—	(e)(g)
Equinox Holdings, Inc.		1st Lien Term Loan	10.98%	SOFR (Q)	7.25%		03/2029			45,267	44,185	45,267	(e)(f)
Equinox Holdings, Inc.		2nd Lien Term Loan	16.00% PIK				06/2027			4,810	4,773	4,809	(e)
Essential Services Holding Corporation		1st Lien Revolving Loan	8.91%	SOFR (Q)	5.25%		06/2030			1,149	1,221	1,080	(e)(g)
Essential Services Holding Corporation		1st Lien Term Loan	9.30%	SOFR (Q)	5.63%		06/2031			21,404	21,212	20,120	(e)(f)
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Term Loan	9.50%	BBSY (Q)	5.00%		10/2029		AUD	913	595	632	(e)
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Delay Draw Term Loan	9.50%	BBSY (Q)	5.00%		10/2029		AUD	39	20	27	(e)(g)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	10.54%	EURIBOR (Q)	10.54%		07/2029			€650	694	743	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	10.56%	EURIBOR (Q)	10.56%		07/2029			€300	355	343	(e)(g)
Excel Fitness Consolidator LLC		1st Lien Revolving Loan					04/2030			—	—	—	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Excel Fitness Consolidator LLC		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		04/2030			$1,373	$1,334	$1,359	(e)(f)
Excel Fitness Consolidator LLC		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		04/2030			145	145	144	(e)
Family First Bidco Limited	United Kingdom	1st Lien Term Loan	12.50%				12/2029			£30	37	40	(e)
Fertitta Entertainment, LLC		1st Lien Term Loan	6.89%	SOFR (M)	3.25%		01/2029			5,197	5,191	5,189	(f)
Fitness Ventures Holdings, Inc.		1st Lien Revolving Loan	7.64%	SOFR (M)	4.00%		08/2030			139	139	139	(e)(g)
Fitness Ventures Holdings, Inc.		1st Lien Term Loan	8.39%	SOFR (M)	4.75%		08/2031			1,990	1,967	1,990	(e)(f)
Fitness Ventures Holdings, Inc.		1st Lien Delay Draw Term Loan	8.39%	SOFR (M)	4.75%		08/2031			994	985	994	(e)(g)
Flint Opco, LLC		1st Lien Revolving Loan					08/2029			—	—	—	(e)(g)
Flint Opco, LLC		1st Lien Term Loan	8.41%	SOFR (Q)	4.75%		08/2030			1,005	989	1,005	(e)(f)
Flint Opco, LLC		1st Lien Delay Draw Term Loan	8.41%	SOFR (Q)	4.75%		08/2030			1,696	1,683	1,696	(e)(f)(g)
GS SEER Group Borrower LLC		1st Lien Revolving Loan	10.38%	SOFR (M)	6.75%		04/2029			28	27	25	(e)(g)
GS SEER Group Borrower LLC		1st Lien Term Loan	10.48%	SOFR (Q)	6.75%		04/2030			316	310	284	(e)
GS SEER Group Borrower LLC		1st Lien Delay Draw Term Loan	10.48%	SOFR (Q)	6.75%		04/2030			116	113	104	(e)
IFH Franchisee Holdings, LLC		1st Lien Revolving Loan	7.64%	SOFR (Q)	4.00%		12/2029			1,158	1,138	1,157	(e)(g)
IFH Franchisee Holdings, LLC		1st Lien Term Loan	9.14%	SOFR (Q)	5.50%		12/2029			3,840	3,797	3,840	(e)(f)
IFH Franchisee Holdings, LLC		1st Lien Delay Draw Term Loan					12/2029			—	—	—	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan					12/2028			—	—	—	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan					12/2028		CAD	—	—	—	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Term Loan	9.73%	SOFR (Q)	6.00%		12/2028			3,290	3,246	3,290	(e)(f)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	9.73%	SOFR (Q)	6.00%		12/2028			2,122	2,105	2,122	(e)(f)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	9.23%	SOFR (Q)	5.50%		12/2028			1,710	1,684	1,710	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan					12/2028			—	—	—	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Inspired Finco Holdings Limited	United Kingdom	1st Lien Term Loan	6.41%	SOFR (Q)	2.75%		02/2031			$1,000	$998	$1,000
Inspiring Generations B.V.	Netherlands	1st Lien Term Loan	7.79%	EURIBOR (Q)	5.50%		07/2032			€489	562	558	(e)
Inspiring Generations B.V.	Netherlands	1st Lien Delay Draw Term Loan	7.79%	EURIBOR (Q)	5.50%		07/2032			€284	327	324	(e)(g)
IRB Holding Corp.		1st Lien Term Loan	6.14%	SOFR (M)	2.50%		12/2030			6,566	6,567	6,565	(f)
Leviathan Intermediate Holdco, LLC		1st Lien Revolving Loan					12/2027			—	—	—	(e)(g)
Leviathan Intermediate Holdco, LLC		1st Lien Term Loan	9.73%	SOFR (Q)	6.00%		12/2027			1,346	1,334	1,319	(e)(f)
LGDN Bidco Limited	United Kingdom	1st Lien Term Loan	9.23%	SONIA (Q)	5.50%		12/2028			£2,195	2,653	2,912	(e)(f)
LGDN Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2028			£—	—	—	(e)(f)(g)
LGDN Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.35%	SONIA (Q)	5.50%		12/2028			£243	320	323	(e)
LHS Borrower, LLC		1st Lien Revolving Loan	8.89%	SOFR (M)	5.25%		09/2031			50	51	48	(e)(g)
LHS Borrower, LLC		1st Lien Term Loan	8.89%	SOFR (M)	5.25%		09/2031			1,105	1,091	1,072	(e)(f)
Mustang Prospects Purchaser, LLC		1st Lien Revolving Loan					06/2031			—	—	—	(e)(g)
Mustang Prospects Purchaser, LLC		1st Lien Term Loan	8.95%	SOFR (Q)	5.25%		06/2031			1,502	1,489	1,502	(e)(f)
Mustang Prospects Purchaser, LLC		1st Lien Delay Draw Term Loan	8.96%	SOFR (M)	5.25%		06/2031			877	717	876	(e)
New HoldCo SPV ApS	Denmark	1st Lien Term Loan					06/2029		DKK	—	—	—	(e)(f)
North Haven Fairway Buyer, LLC		1st Lien Revolving Loan	8.70%	SOFR (Q)	5.00%		05/2028			193	192	193	(e)(g)
North Haven Fairway Buyer, LLC		1st Lien Term Loan	8.66%	SOFR (Q)	5.00%		05/2028			681	669	681	(e)(f)
North Haven Fairway Buyer, LLC		1st Lien Delay Draw Term Loan	8.66%	SOFR (Q)	5.00%		05/2028			2,286	2,264	2,286	(e)(f)(g)
Northwinds Holding, Inc.		1st Lien Revolving Loan					05/2029			—	—	—	(e)(g)
Northwinds Holding, Inc.		1st Lien Term Loan	9.07%	SOFR (Q)	5.25%		05/2029			4,167	4,103	4,167	(e)(f)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan	9.07%	SOFR (Q)	5.25%		05/2029			4,802	4,742	4,801	(e)(f)(g)
PestCo, LLC		1st Lien Revolving Loan	10.50%	PRIME (Q)	3.75%		08/2030			5	5	4	(e)(g)
PestCo, LLC		1st Lien Term Loan	8.41%	SOFR (Q)	4.75%		08/2030			190	189	190	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
PestCo, LLC		1st Lien Delay Draw Term Loan	8.41%	SOFR (Q)	4.75%		08/2030		$42	$42	$42	(e)
Pinnacle MEP Intermediate Holdco LLC		1st Lien Revolving Loan	10.47% (1.50% PIK)	SOFR (Q)	6.75%		10/2030		139	171	127	(e)(g)
Pinnacle MEP Intermediate Holdco LLC		1st Lien Term Loan	10.48% (1.50% PIK)	SOFR (Q)	6.75%		10/2030		1,386	1,370	1,261	(e)(f)
Pinnacle MEP Intermediate Holdco LLC		1st Lien Delay Draw Term Loan	10.48% (1.50% PIK)	SOFR (Q)	6.75%		10/2030		486	587	442	(e)(g)
Premiere Buyer, LLC		1st Lien Revolving Loan					05/2030		—	—	—	(e)(g)
Premiere Buyer, LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		05/2031		3,508	3,469	3,508	(e)(f)
Premiere Buyer, LLC		1st Lien Delay Draw Term Loan	8.23%	SOFR (Q)	4.50%		05/2031		655	650	655	(e)
Premiere Buyer, LLC		1st Lien Delay Draw Term Loan					05/2031		—	—	—	(e)(g)
Proyectos Deportivos Forus, S.L.U.	Spain	1st Lien Term Loan	8.96%	EURIBOR (B)	6.75%		10/2031		€358	404	409	(e)
Proyectos Deportivos Forus, S.L.U.	Spain	1st Lien Delay Draw Term Loan	8.96%	EURIBOR (B)	6.75%		10/2031		€81	91	93	(e)(g)
Quick Quack Car Wash Holdings, LLC		1st Lien Revolving Loan					06/2031		—	—	—	(e)(g)
Quick Quack Car Wash Holdings, LLC		1st Lien Term Loan	8.64%	SOFR (M)	5.00%		06/2031		2,199	2,183	2,199	(e)(f)
Quick Quack Car Wash Holdings, LLC		1st Lien Delay Draw Term Loan	8.64%	SOFR (M)	5.00%		06/2031		662	660	663	(e)(g)
Radiant Intermediate Holding, LLC		1st Lien Term Loan	9.52%	SOFR (Q)	5.75%		11/2026		500	498	500	(e)
Redwood Services, LP		1st Lien Revolving Loan					06/2032		—	—	—	(e)(g)
Redwood Services, LP		1st Lien Term Loan	7.98%	SOFR (Q)	4.25%		06/2032		2,341	2,321	2,341	(e)(f)
Redwood Services, LP		1st Lien Delay Draw Term Loan	7.98%	SOFR (Q)	4.25%		06/2032		525	521	525	(e)(g)
Rust Investment Sarl	Luxembourg	1st Lien Term Loan					11/2034		€5,607	5,669	4,478	(e)(i)
Saber Parent Holdings Corp.		1st Lien Revolving Loan	10.25%	PRIME (Q)	3.50%		12/2032		132	133	131	(e)(g)
Saber Parent Holdings Corp.		1st Lien Term Loan	8.42% (2.25% PIK)	SOFR (Q)	4.75%		12/2032		1,702	1,694	1,685	(e)(f)
Saber Parent Holdings Corp.		1st Lien Delay Draw Term Loan	8.42% (2.25% PIK)	SOFR (M)	4.75%		12/2032		85	88	84	(e)(g)
Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Safe Home Security, Inc.		1st Lien Term Loan	9.76% (1.00% PIK)	SOFR (M)	6.00%		12/2026			$673	$639	$660	(e)(f)
Safe Home Security, Inc.		1st Lien Delay Draw Term Loan	9.76% (1.00% PIK)	SOFR (M)	6.00%		12/2026			53	52	52	(e)(f)
TSWT Acquisition, Inc.		1st Lien Revolving Loan	10.75%	PRIME (Q)	4.00%		11/2031			26	25	26	(e)(g)
TSWT Acquisition, Inc.		1st Lien Term Loan	8.67%	SOFR (M)	5.00%		11/2031			258	256	258	(e)(f)
TSWT Acquisition, Inc.		1st Lien Delay Draw Term Loan	8.67%	SOFR (Q)	5.00%		11/2031			101	101	101	(e)(g)
Vertex Service Partners, LLC		1st Lien Revolving Loan	9.74%	SOFR (Q)	6.00%		11/2030			161	168	139	(e)(g)
Vertex Service Partners, LLC		1st Lien Term Loan	9.73% (4.09% PIK)	SOFR (Q)	6.00%		11/2030			1,053	1,039	906	(e)(f)
Vertex Service Partners, LLC		1st Lien Delay Draw Term Loan	9.71% (4.09% PIK)	SOFR (Q)	6.00%		11/2030			3,202	3,850	2,750	(e)(f)(g)
Vista Higher Learning, LLC		1st Lien Revolving Loan					09/2031			—	—	—	(e)(g)
Vista Higher Learning, LLC		1st Lien Term Loan	7.17%	SOFR (Q)	3.50%		09/2031			1	1	1	(e)
Vista Higher Learning, LLC		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		09/2031			597	592	585	(e)(f)
YE Brands Holdings, LLC		1st Lien Revolving Loan					10/2027			—	—	—	(e)(g)
YE Brands Holdings, LLC		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		10/2027			2,145	2,132	2,145	(e)(f)
YE Brands Holdings, LLC		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		10/2027			316	314	316	(e)
											237,452	234,579		4.96%
Consumer Staples Distribution and Retail
LJ Perimeter Buyer, Inc.		1st Lien Term Loan	9.31%	SOFR (S)	5.50%		10/2031			3,575	3,526	3,539	(e)(f)
											3,526	3,539		0.07%
Energy
Enviva Inc.		1st Lien Term Loan	10.52%	SOFR (Q)	6.88%		12/2029			40,126	39,532	40,578
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Term Loan	8.49%	BKBM (Q)	6.00%		07/2027		NZD	19,293	12,465	10,958	(e)(f)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Term Loan					07/2027		NZD	—	155	—	(e)(g)
HighPeak Energy, Inc.		1st Lien Term Loan	11.38%	SOFR (Q)	7.50%		09/2028			14,903	14,866	14,902	(e)
Phoenix Operating LLC		1st Lien Term Loan	10.83%	SOFR (Q)	7.00%		10/2028			2,766	2,685	2,750	(e)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Phoenix Operating LLC		1st Lien Delay Draw Term Loan	10.83%	SOFR (Q)	7.00%		10/2028		$5,255	$5,119	$5,255	(e)
Prairie ECI Acquiror LP		1st Lien Term Loan	6.89%	SOFR (M)	3.25%		08/2029		5,153	5,148	5,165	(f)
PX HoldCo3 Limited	United Kingdom	1st Lien Term Loan	10.60%	SONIA (Q)	6.75%		04/2027		£2,947	4,059	3,832	(e)(f)
PX HoldCo3 Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.60%	SONIA (Q)	6.75%		04/2027		£221	304	287	(e)
TransMontaigne Operating Company L.P.		1st Lien Term Loan	5.89%	SOFR (M)	2.25%		03/2030		5,805	5,789	5,803	(f)
										90,122	89,530		1.89%
Financial Services
Aduro Advisors, LLC		1st Lien Revolving Loan					07/2030		—	—	—	(e)(g)
Aduro Advisors, LLC		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		07/2030		2,465	2,447	2,465	(e)(f)
Aduro Advisors, LLC		1st Lien Delay Draw Term Loan					07/2030		—	—	—	(e)(g)
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Term Loan	7.12%	EURIBOR (S)	5.00%		01/2028		€1,090	1,286	1,246	(e)(f)
Arete Bidco Limited	Jersey	1st Lien Term Loan	9.86%	SONIA (Q)	6.13%		05/2031		£2,590	3,166	3,436	(e)
Arete Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	9.86%	SONIA (Q)	6.13%		05/2031		£3,589	4,482	4,760	(e)(g)
Beacon Pointe Harmony, LLC		1st Lien Revolving Loan					12/2027		—	—	—	(e)(g)
Beacon Pointe Harmony, LLC		1st Lien Term Loan	8.14%	SOFR (M)	4.50%		12/2028		5,878	5,830	5,878	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Term Loan	8.14%	SOFR (M)	4.50%		12/2028		12,087	12,063	12,087	(e)(f)(g)
BlauwTrust Holding B.V.	Netherlands	1st Lien Term Loan	9.38%	EURIBOR (S)	7.25%		01/2029		€5,045	5,356	5,765	(e)(f)
Cezanne Bidco	France	1st Lien Term Loan	7.29%	EURIBOR (Q)	5.00%		10/2031		€5,762	6,172	6,583	(e)
Cezanne Bidco	France	1st Lien Delay Draw Term Loan	7.29%	EURIBOR (Q)	5.00%		10/2031		€2,366	2,522	2,704	(e)(g)
Cezanne Bidco	France	1st Lien Delay Draw Term Loan					10/2031		€—	—	—	(e)(g)
CFC Bidco 2022 Limited	United Kingdom	1st Lien Term Loan	7.18%	SOFR (Q)	3.50%		07/2032		18,524	18,072	17,351
Clearstead Advisors, LLC		1st Lien Revolving Loan	8.42%	SOFR (Q)	4.75%		02/2029		36	36	36	(e)(g)
Clearstead Advisors, LLC		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		02/2028		433	431	433	(e)(f)
Clearstead Advisors, LLC		1st Lien Term Loan	8.49%	SOFR (S)	4.75%		02/2029		144	144	144	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Clearstead Advisors, LLC		1st Lien Delay Draw Term Loan	8.60%	SOFR (Q)	4.75%		02/2029		$198	$197	$198	(e)(g)
Convera International Financial S.a r.l.	Jersey	1st Lien Term Loan	8.63%	SOFR (Q)	4.75%		03/2030		22,358	22,190	22,358	(e)(f)
Convera International Holdings Limited	Jersey	1st Lien Revolving Loan					03/2030		—	—	—	(e)(g)
Convera International Holdings Limited	Jersey	1st Lien Term Loan	8.63%	SOFR (Q)	4.75%		03/2030		7,350	7,284	7,350	(e)(f)
De Hypothekers Associatie Holding B.V.	Netherlands	1st Lien Term Loan	9.00%	EURIBOR (S)	6.50%		01/2029		€1,526	1,771	1,744	(e)(f)
Endeavor Bidco LLC		1st Lien Term Loan	7.98%	SOFR (Q)	4.25%		08/2029		1,301	1,284	1,301	(e)(f)
GC Waves Holdings, Inc.		1st Lien Revolving Loan					10/2030		—	—	—	(e)(g)
GC Waves Holdings, Inc.		1st Lien Term Loan	8.14%	SOFR (M)	4.50%		10/2030		1,849	1,825	1,849	(e)(f)
GC Waves Holdings, Inc.		1st Lien Delay Draw Term Loan	8.14%	SOFR (M)	4.50%		10/2030		8,906	8,870	8,907	(e)(g)
GreatBear Bidco Limited	Jersey	1st Lien Term Loan	8.99%	SONIA (S)	5.25%		01/2031		£300	390	397	(e)
GreatBear Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	8.99%	SONIA (S)	5.25%		01/2031		£495	643	657	(e)(g)
Grit Buyer, Inc.		1st Lien Revolving Loan					07/2031		—	—	—	(e)(g)
Grit Buyer, Inc.		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		07/2032		766	756	766	(e)(f)
Grit Buyer, Inc.		1st Lien Delay Draw Term Loan	8.23%	SOFR (Q)	4.50%		07/2032		123	120	123	(e)(g)
GTCR Everest Borrower, LLC		1st Lien Revolving Loan					09/2029		—	—	—	(e)(g)
GTCR F Buyer Corp.		1st Lien Revolving Loan	8.65%	SOFR (M)	5.00%		09/2029		3	3	3	(e)(g)
GTCR F Buyer Corp.		1st Lien Term Loan	8.73%	SOFR (Q)	5.00%		09/2030		877	863	876	(e)(f)
GTCR F Buyer Corp.		1st Lien Delay Draw Term Loan	8.73%	SOFR (Q)	5.00%		09/2030		403	398	403	(e)(g)
HighTower Holding, LLC		1st Lien Term Loan	6.41%	SOFR (Q)	2.75%		02/2032		6,611	6,574	6,555	(f)
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan					07/2028		£8,112	9,331	5,571	(e)(f)(i)
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan	15.00%				07/2028		£79	96	104	(e)
Jewel Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					07/2028		£4,741	5,432	3,256	(e)(i)
Kairos SAS	France	1st Lien Term Loan	7.08%	EURIBOR (Q)	5.00%		05/2033		€700	805	800	(e)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Kairos SAS	France	1st Lien Delay Draw Term Loan					05/2033		€—	$4	$—	(e)(g)(h)
Kairos SAS	France	1st Lien Delay Draw Term Loan	4.75%	EURIBOR (Q)	4.75%		05/2033		€100	115	114	(e)
Medlar Bidco Limited	Jersey	1st Lien Term Loan	8.25%	SONIA (Q)	4.50%		05/2032		£3,785	4,762	5,020	(e)(f)
Medlar Bidco Limited	Jersey	1st Lien Term Loan	6.75%	EURIBOR (Q)	4.50%		05/2032		€5,395	6,020	6,164	(e)(f)
Medlar Bidco Limited	Jersey	1st Lien Delay Draw Term Loan					05/2032		£—	—	—	(e)(g)
Mercatus Bidco Limited	United Kingdom	1st Lien Term Loan	9.22%	SONIA (S)	5.25%		11/2032		£1,000	1,283	1,326	(e)
Mercury Borrower, Inc.		1st Lien Term Loan	6.64%	SOFR (M)	3.00%		11/2032		5,000	4,950	4,877
Merit Financial Group, LLC		1st Lien Revolving Loan					08/2032		—	—	—	(e)(g)
Merit Financial Group, LLC		1st Lien Term Loan	8.46%	SOFR (Q)	4.75%		08/2032		688	682	688	(e)(f)
Merit Financial Group, LLC		1st Lien Delay Draw Term Loan	8.46%	SOFR (Q)	4.75%		08/2032		316	315	316	(e)(g)
Monica Holdco (US), Inc.		1st Lien Revolving Loan					07/2030		—	—	—	(e)(g)
Monica Holdco (US), Inc.		1st Lien Term Loan	9.10%	SOFR (Q)	5.25%		07/2030		15,014	14,861	15,014	(e)(f)
Monica Holdco (US), Inc.		1st Lien Delay Draw Term Loan					07/2030		—	—	—	(e)(g)
Nexus Buyer LLC		2nd Lien Term Loan	9.39%	SOFR (M)	5.75%		02/2032		2,288	2,269	2,217
Oak Funding LLC		1st Lien Term Loan	8.16%	SOFR (Q)	4.50%		12/2032		65,256	64,644	65,256	(e)(f)
Oak Funding LLC		1st Lien Delay Draw Term Loan					12/2032		—	—	—	(e)(g)
OLIFAN GROUP PARTNERS	France	1st Lien Term Loan	8.37%	EURIBOR (S)	6.25%		03/2032		€1,089	1,152	1,245	(e)
OLIFAN GROUP PARTNERS	France	1st Lien Delay Draw Term Loan	8.37%	EURIBOR (S)	6.25%		03/2032		€146	137	167	(e)(g)
Pathstone Family Office LLC		1st Lien Revolving Loan					05/2028		—	—	—	(e)(g)
Pathstone Family Office LLC		1st Lien Term Loan	8.24%	SOFR (M)	4.50%		05/2029		7,541	7,454	7,541	(e)(f)
Pathstone Family Office LLC		1st Lien Delay Draw Term Loan	8.24%	SOFR (M)	4.50%		05/2029		974	967	974	(e)(f)
PCIA SPV-3, LLC		1st Lien Revolving Loan					08/2029		—	—	—	(e)(g)
PCIA SPV-3, LLC		1st Lien Term Loan	8.39%	SOFR (M)	4.75%		08/2029		1,478	1,454	1,478	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
PCIA SPV-3, LLC		1st Lien Delay Draw Term Loan	8.39%	SOFR (Q)	4.75%		08/2029		$1,782	$1,763	$1,782	(e)(g)
PCS Midco, Inc.		1st Lien Revolving Loan					03/2030		—	—	—	(e)(g)
PCS Midco, Inc.		1st Lien Term Loan	9.48%	SOFR (Q)	5.75%		03/2030		907	895	907	(e)(f)
PCS Midco, Inc.		1st Lien Delay Draw Term Loan	9.48%	SOFR (Q)	5.75%		03/2030		226	225	227	(e)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan	10.76%	SONIA (S)	6.75%		04/2029		£4,141	5,304	5,492	(e)(f)
Pegasus (Bidco) Limited	Jersey	1st Lien Delay Draw Term Loan	11.28%	SONIA (S)	7.25%		04/2029		£825	1,081	1,094	(e)
Perigon Wealth Management, LLC		1st Lien Revolving Loan					03/2031		—	—	—	(e)(g)
Perigon Wealth Management, LLC		1st Lien Term Loan	8.14%	SOFR (M)	4.50%		03/2031		1,986	1,956	1,986	(e)(f)
Perigon Wealth Management, LLC		1st Lien Delay Draw Term Loan	8.14%	SOFR (M)	4.50%		03/2031		1,753	1,737	1,753	(e)(g)
Plutus Bidco Limited	Jersey	1st Lien Term Loan	8.73%	SONIA (S)	5.00%		09/2029		£7,000	9,360	9,285	(e)
Project Optimus Bidco Limited	Jersey	1st Lien Revolving Loan					05/2031		£—	—	—	(e)(g)
Project Optimus Bidco Limited	Jersey	1st Lien Term Loan	9.23%	SONIA (Q)	5.50%		05/2031		£309	399	410	(e)
Project Optimus Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	9.23%	SONIA (Q)	5.50%		05/2031		£158	193	210	(e)(g)
RWA Wealth Partners, LLC		1st Lien Revolving Loan					11/2030		—	—	—	(e)(g)
RWA Wealth Partners, LLC		1st Lien Term Loan	8.39%	SOFR (Q)	4.75%		11/2030		3,090	3,066	3,090	(e)(f)
RWA Wealth Partners, LLC		1st Lien Delay Draw Term Loan	8.39%	SOFR (Q)	4.75%		11/2030		592	581	592	(e)(g)
Seeker Bidco Ltd	United Kingdom	1st Lien Term Loan	9.23%	SONIA (Q)	5.50%		11/2032		£329	424	437	(e)
Seeker Bidco Ltd	United Kingdom	1st Lien Delay Draw Term Loan	9.23%	SONIA (Q)	5.50%		11/2032		£183	235	243	(e)
Shift4 Payments, LLC		1st Lien Term Loan	5.73%	SOFR (Q)	2.00%		07/2032		1,005	995	1,001
Skyliner BIS S.A R.L.	Luxembourg	1st Lien Term Loan	8.85%	EURIBOR (S)	6.25%		09/2031		€1,427	1,628	1,630	(e)
Skyliner BIS S.A R.L.	Luxembourg	1st Lien Delay Draw Term Loan					09/2031		€—	—	—	(e)(g)(h)
Steward Partners Global Advisory, LLC		1st Lien Revolving Loan					10/2028		—	—	—	(e)(g)
Steward Partners Global Advisory, LLC		1st Lien Term Loan	8.64%	SOFR (M)	5.00%		10/2028		379	375	379	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Steward Partners Global Advisory, LLC		1st Lien Delay Draw Term Loan	8.64%	SOFR (M)	5.00%		10/2028			$1,204	$1,197	$1,203	(e)(g)
The Mather Group, LLC		1st Lien Revolving Loan					03/2028			—	—	—	(e)(g)
The Mather Group, LLC		1st Lien Term Loan	9.13%	SOFR (Q)	5.25%		03/2028			5,650	5,604	5,650	(e)(f)
The Mather Group, LLC		1st Lien Delay Draw Term Loan	9.13%	SOFR (Q)	5.25%		03/2028			2,098	2,079	2,098	(e)(f)(g)
The Stepstone Group MidCo 2 GmbH	Germany	1st Lien Term Loan	6.89%	EURIBOR (S)	4.50%		04/2032			€6,000	6,220	5,521
The Ultimus Group Midco, LLC		1st Lien Revolving Loan					07/2032			—	—	—	(e)(g)
The Ultimus Group Midco, LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		07/2032			1,937	1,920	1,927	(e)(f)
The Ultimus Group Midco, LLC		1st Lien Delay Draw Term Loan					07/2032			—	—	—	(e)(g)
TK Elevator Midco GmbH	Germany	1st Lien Term Loan	5.15%	EURIBOR (S)	3.00%		04/2030			€7,125	7,734	8,170
Toscafund Limited	United Kingdom	1st Lien Term Loan	12.03%	SONIA (Q)	8.00%		07/2026			£700	894	929	(e)(f)
WAAM Parent, LLC		1st Lien Revolving Loan	9.63%	SOFR (Q)	5.75%		03/2028			189	185	189	(e)(g)
WAAM Parent, LLC		1st Lien Term Loan	9.63%	SOFR (Q)	5.75%		03/2028			1,980	1,966	1,980	(e)(f)
WAAM Parent, LLC		1st Lien Delay Draw Term Loan	9.63%	SOFR (Q)	5.75%		03/2028			1,447	1,443	1,447	(e)(f)
WAAM Parent, LLC		1st Lien Delay Draw Term Loan	9.38%	SOFR (Q)	5.50%		03/2028			3,170	3,159	3,170	(e)(f)
WAAM Parent, LLC		1st Lien Delay Draw Term Loan	9.13%	SOFR (Q)	5.25%		03/2028			5,824	5,803	5,824	(e)
WAAM Parent, LLC		1st Lien Delay Draw Term Loan	8.88%	SOFR (Q)	5.00%		03/2028			12,189	12,131	12,189	(e)
Wealth Enhancement Group, LLC		1st Lien Revolving Loan					10/2028			—	12	—	(e)(g)
Wealth Enhancement Group, LLC		1st Lien Term Loan	7.94%	SOFR (Q)	4.25%		10/2028			3,475	3,466	3,440	(e)(f)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	7.92%	SOFR (Q)	4.25%		10/2028			5,717	5,712	5,660	(e)(g)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan					10/2028			—	25	—	(e)(g)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	7.94%	SOFR (Q)	4.25%		10/2028			15,161	15,137	15,010	(e)(f)
Wellington-Altus Financial Inc.	Canada	1st Lien Revolving Loan					08/2030		CAD	—	8	—	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Wellington-Altus Financial Inc.	Canada	1st Lien Term Loan	7.61%	CORRA (Q)	5.00%		08/2030		CAD	1,126	$814	$794	(e)(f)
Wellington-Altus Financial Inc.	Canada	1st Lien Delay Draw Term Loan					08/2030		CAD	—	24	—	(e)(g)
Wharf Street Ratings Acquisition LLC		1st Lien Revolving Loan					09/2032			—	—	—	(e)(g)
Wharf Street Ratings Acquisition LLC		1st Lien Term Loan	8.14%	SOFR (M)	4.50%		09/2032			1,575	1,562	1,575	(e)(f)
Wharf Street Ratings Acquisition LLC		1st Lien Delay Draw Term Loan					09/2032			—	—	—	(e)(g)
WSBidCo Limited	Jersey	1st Lien Term Loan	10.35%	SONIA (Q)	6.50%		06/2028			£2,679	3,372	3,553	(e)(f)
WSBidCo Limited	Jersey	1st Lien Delay Draw Term Loan	10.36%	SONIA (Q)	6.50%		06/2028			£8,983	11,003	11,915	(e)
WSBidCo Limited	Jersey	1st Lien Delay Draw Term Loan					06/2028			£—	—	—	(e)(g)(h)
											363,595	361,265		7.64%
Food, Beverage and Tobacco
Badia Spices, LLC		1st Lien Revolving Loan					11/2030			—	—	—	(e)(g)
Badia Spices, LLC		1st Lien Term Loan	7.91%	SOFR (Q)	4.25%		11/2030			7,967	7,859	7,967	(e)(f)
Berner Food & Beverage, LLC		1st Lien Revolving Loan	9.81%	SOFR (Q)	6.00%		07/2027			197	197	197	(e)(g)
Berner Food & Beverage, LLC		1st Lien Term Loan	9.81%	SOFR (Q)	6.00%		07/2027			2,735	2,724	2,735	(e)(f)
Chobani, LLC		1st Lien Term Loan	5.89%	SOFR (M)	2.25%		10/2032			7,156	7,156	7,166	(f)
Demakes Borrower, LLC		1st Lien Term Loan	9.23%	SOFR (Q)	5.50%		12/2029			933	918	933	(e)(f)
Florida Food Products, LLC		1st Lien Term Loan	9.23%	SOFR (Q)	5.50%		10/2030			12	11	12	(e)
Florida Food Products, LLC		1st Lien Term Loan	8.87% (2.00% PIK)	SOFR (Q)	5.00%		10/2030			1,441	990	979	(e)
Florida Food Products, LLC		1st Lien Term Loan					04/2031			6,149	3,601	2,890	(e)(i)
Gotham Greens Holdings, PBC		2nd Lien Term Loan	15.00% PIK				02/2029			1,347	1,245	1,240	(e)
HBH Buyer, LLC		1st Lien Revolving Loan	7.22%	SOFR (Q)	3.50%		09/2031			254	251	254	(e)(g)
HBH Buyer, LLC		1st Lien Revolving Loan					09/2031			—	—	—	(e)(g)
HBH Buyer, LLC		1st Lien Term Loan	8.73%	SOFR (Q)	5.00%		09/2031			988	978	988	(e)(f)
HBH Buyer, LLC		1st Lien Delay Draw Term Loan					09/2031			—	—	—	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Impact SAS	France	1st Lien Term Loan	8.13%	EURIBOR (Q)	6.00%		02/2032		€2,000	$2,298	$2,285	(e)
KNPC Holdco, LLC		1st Lien Term Loan	9.27%	SOFR (Q)	5.50%		10/2029		2,002	1,987	2,002	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	10.52%	SOFR (Q)	6.75%		10/2029		478	471	478	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	9.77%	SOFR (Q)	6.00%		10/2029		466	460	466	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	9.52%	SOFR (Q)	5.75%		10/2029		7,249	7,049	7,248	(e)(f)
RB Holdings Interco, LLC		1st Lien Revolving Loan	8.80%	SOFR (Q)	5.00%		05/2028		171	191	164	(e)(g)
RB Holdings Interco, LLC		1st Lien Term Loan	8.80%	SOFR (Q)	5.00%		05/2028		3,628	3,601	3,483	(e)(f)
Spindrift Beverage Co., Inc.		1st Lien Revolving Loan	8.66%	SOFR (Q)	5.00%		02/2032		41	37	41	(e)(g)
Spindrift Beverage Co., Inc.		1st Lien Term Loan	8.68%	SOFR (Q)	5.00%		02/2032		1,796	1,777	1,796	(e)(f)
Spindrift Beverage Co., Inc.		1st Lien Delay Draw Term Loan					02/2032		—	—	—	(e)(g)
Sugar PPC Buyer LLC		1st Lien Term Loan	8.50%	SOFR (S)	4.75%		10/2031		2,100	2,070	2,100	(e)(f)
Sugar PPC Buyer LLC		1st Lien Delay Draw Term Loan	8.50%	SOFR (S)	4.75%		10/2031		932	922	932	(e)(f)(g)
Supplying Demand, Inc.		1st Lien Revolving Loan	7.68%	SOFR (Q)	4.00%		11/2027		2,867	2,867	2,867	(e)(g)
Watermill Express, LLC		1st Lien Revolving Loan					04/2031		—	—	—	(e)(g)
Watermill Express, LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		04/2031		3,337	3,320	3,336	(e)(f)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	8.20%	SOFR (Q)	4.50%		04/2031		888	885	889	(e)(f)
Watermill Express, LLC		1st Lien Delay Draw Term Loan					04/2031		—	—	—	(e)(g)
Wilbur-Ellis Holdings II LLC		1st Lien Revolving Loan	7.87%	SOFR (Q)	4.25%		06/2030		476	478	471	(e)(g)
										54,343	53,919		1.14%
Health Care Equipment and Services
Aerin Medical Inc.		1st Lien Term Loan	11.48% (4.38% PIK)	SOFR (Q)	7.75%		12/2030		2,403	2,355	2,379	(e)
Aerin Medical Inc.		1st Lien Delay Draw Term Loan	11.48% (4.38% PIK)	SOFR (Q)	7.75%		12/2030		391	389	387	(e)
Agiliti Health, Inc.		1st Lien Term Loan	6.58%	SOFR (S)	3.00%		05/2030		8,288	8,219	7,985
Alcresta Therapeutics, Inc.		1st Lien Revolving Loan	8.92%	SOFR (Q)	5.25%		03/2031		16	15	16	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Alcresta Therapeutics, Inc.		1st Lien Term Loan	8.92%	SOFR (Q)	5.25%		03/2031			$464	$460	$464	(e)(f)
Alcresta Therapeutics, Inc.		1st Lien Delay Draw Term Loan	8.92%	SOFR (Q)	5.25%		03/2031			194	189	194	(e)(g)
Aledade, Inc.		1st Lien Revolving Loan	9.41%	SOFR (M)	5.75%		11/2028			2,188	2,158	2,188	(e)(g)
Artivion, Inc.		1st Lien Revolving Loan	7.19%	SOFR (Q)	3.50%		01/2031			168	162	167	(e)(g)
Artivion, Inc.		1st Lien Term Loan	8.43%	SOFR (Q)	4.75%		01/2031			2,278	2,240	2,278	(e)(f)
Artivion, Inc.		1st Lien Delay Draw Term Loan	8.43%	SOFR (Q)	4.75%		01/2031			727	722	727	(e)
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	10.03%	SONIA (S)	6.00%		08/2028			£3,234	4,395	4,290	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.01%	SONIA (S)	6.00%		08/2028			£1,406	1,910	1,866	(e)
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.35%	SONIA (Q)	6.50%		02/2030			£571	678	758	(e)
athenahealth Group Inc.		1st Lien Revolving Loan					02/2031			—	—	—	(e)(g)
athenahealth Group Inc.		1st Lien Term Loan	6.39%	SOFR (M)	2.75%		02/2029			7,007	6,956	6,988
Avalign Technologies, Inc.		1st Lien Revolving Loan					12/2028			170	199	95	(e)(g)(i)
Avalign Technologies, Inc.		1st Lien Term Loan					12/2028			1,755	1,719	983	(e)(f)(i)
AX VI INV3 Holding AB	Sweden	1st Lien Term Loan	8.50%	EURIBOR (Q)	6.25%		08/2031		SEK	34,266	3,064	3,534	(e)
AX VI INV3 Holding AB	Sweden	1st Lien Delay Draw Term Loan	8.24%	STIBOR (Q)	6.25%		08/2031		SEK	27,769	2,541	2,864	(e)(g)
AX VI INV3 Holding AB	Sweden	1st Lien Delay Draw Term Loan	8.21%	CIBOR (Q)	6.25%		08/2031			€644	724	736	(e)(g)
Bausch + Lomb Corporation	Canada	1st Lien Term Loan	7.39%	SOFR (M)	3.75%		01/2031			10,127	10,056	10,140	(f)
Bayou Intermediate II, LLC		1st Lien Revolving Loan	8.45%	SOFR (Q)	4.75%		09/2032			77	77	76	(e)(g)
Bayou Intermediate II, LLC		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		09/2032			994	985	984	(e)(f)
Bayou Intermediate II, LLC		1st Lien Delay Draw Term Loan	8.48%	SOFR (M)	4.75%		09/2032			211	211	209	(e)(g)
BrightStar Group Holdings, Inc.		1st Lien Revolving Loan					03/2032			—	—	—	(e)(g)
BrightStar Group Holdings, Inc.		1st Lien Term Loan	8.38%	SOFR (S)	4.75%		03/2032			3,798	3,765	3,798	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
BVI Medical, Inc.		1st Lien Revolving Loan	9.61%	SOFR (M)	6.00%		03/2032		$244	$436	$205	(e)(g)
BVI Medical, Inc.		1st Lien Term Loan	9.91% (5.00% PIK)	SOFR (Q)	6.25%		03/2032		20,482	20,232	17,205	(e)
BVI Medical, Inc.		1st Lien Delay Draw Term Loan	9.67%	SOFR (Q)	6.00%		03/2032		644	671	540	(e)(g)
CMI Parent, Inc.		1st Lien Revolving Loan					01/2033		—	3	—	(e)(g)
CMI Parent, Inc.		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		01/2033		3,358	3,342	3,325	(e)(f)
CMI Parent, Inc.		1st Lien Delay Draw Term Loan					01/2033		—	8	—	(e)(g)
CNT Holdings I Corp		1st Lien Term Loan	6.16%	SOFR (Q)	2.50%		11/2032		6,903	6,904	6,906	(f)
Color Intermediate, LLC		1st Lien Term Loan	8.58%	SOFR (Q)	4.75%		10/2029		1,804	1,804	1,804	(e)(f)
Convey Health Solutions, Inc.		1st Lien Term Loan					07/2029		1,917	1,832	321	(e)(i)
Cradle Lux Bidco S.a r.l	Luxembourg	1st Lien Term Loan	7.73%	EURIBOR (Q)	5.50%		11/2031		€1,959	2,069	2,238	(e)(f)
Cradle Lux Bidco S.a r.l	Luxembourg	1st Lien Term Loan	9.17%	SOFR (Q)	5.50%		11/2031		721	721	721	(e)(f)
Cradle Lux Bidco S.a r.l	Luxembourg	1st Lien Delay Draw Term Loan	7.73%	EURIBOR (Q)	5.50%		11/2031		728	728	728	(e)(g)
Crossco (1469) Limited	United Kingdom	1st Lien Term Loan	9.98%	SONIA (Q)	6.25%		12/2030		£1,935	2,376	2,567	(e)
Crossco (1469) Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2030		£—	—	—	(e)(g)
Crown CT Parent Inc.		1st Lien Revolving Loan	9.39%	SOFR (Q)	5.50%		03/2028		632	631	632	(e)(g)
Crown CT Parent Inc.		1st Lien Term Loan	9.38%	SOFR (Q)	5.50%		03/2029		7,965	7,890	7,965	(e)(f)
CVP Holdco, Inc.		1st Lien Revolving Loan					06/2030		—	—	—	(e)(g)
CVP Holdco, Inc.		1st Lien Term Loan	8.39%	SOFR (M)	4.75%		06/2031		19,661	19,491	19,661	(e)(f)
CVP Holdco, Inc.		1st Lien Delay Draw Term Loan	8.39%	SOFR (M)	4.75%		06/2031		2,966	2,935	2,965	(e)(g)
Electron Bidco Inc.		1st Lien Term Loan	6.14%	SOFR (M)	2.50%		02/2033		13,795	13,769	13,801	(f)
Empower Payments Investor, LLC		1st Lien Revolving Loan					03/2030		—	—	—	(e)(g)
Empower Payments Investor, LLC		1st Lien Term Loan	8.14%	SOFR (M)	4.50%		03/2031		840	831	832	(e)(f)
Empower Payments Investor, LLC		1st Lien Term Loan	8.39%	SOFR (M)	4.75%		03/2031		770	766	762	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Empower Payments Investor, LLC		1st Lien Delay Draw Term Loan	8.14%	SOFR (Q)	4.50%		03/2031		$211	$209	$208	(e)
Empower Payments Investor, LLC		1st Lien Delay Draw Term Loan					03/2031		—	1	—	(e)(g)
Ensemble RCM LLC		1st Lien Term Loan	6.66%	SOFR (Q)	3.00%		02/2033		4,135	4,123	4,118
Envisage Dental UK Limited	United Kingdom	1st Lien Term Loan	11.25% (2.19% PIK)	SONIA (Q)	7.50%		04/2031		£2,606	3,218	3,456	(e)
Envisage Dental UK Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.25% (2.19% PIK)	SONIA (Q)	7.50%		04/2031		£1,868	2,306	2,478	(e)
Envisage Dental UK Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.49%	SONIA (Q)	6.75%		04/2031		£2,017	2,495	2,675	(e)(g)
Evolent Health LLC		1st Lien Revolving Loan	7.69%	SOFR (Q)	4.00%		12/2029		2	1	1	(e)(g)
Evolent Health LLC		1st Lien Delay Draw Term Loan	9.31%	SOFR (Q)	5.50%		12/2029		4,907	4,871	4,907	(e)
Evolent Health LLC		2nd Lien Term Loan	9.83%	SOFR (Q)	6.00%		12/2029		64	62	66	(e)
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	9.52%	SONIA (S)	5.50%		09/2026		£812	993	1,034	(e)(f)
Gainwell Acquisition Corp.		1st Lien Term Loan	7.80%	SOFR (Q)	4.00%		10/2027		6,882	6,791	6,773	(f)
Galaxy Buyer, Inc.		1st Lien Revolving Loan					01/2032		—	—	—	(e)(g)
Galaxy Buyer, Inc.		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		01/2033		892	883	883	(e)(f)
Galaxy Buyer, Inc.		1st Lien Delay Draw Term Loan	8.42%	SOFR (Q)	4.75%		01/2033		557	555	552	(e)
Galaxy Buyer, Inc.		1st Lien Delay Draw Term Loan					01/2033		—	1	—	(e)(g)
GHX Ultimate Parent Corporation		1st Lien Revolving Loan					02/2033		—	10	—	(e)(g)
GHX Ultimate Parent Corporation		1st Lien Term Loan	8.73% (2.50% PIK)	SOFR (Q)	5.00%		02/2033		3,455	3,438	3,420	(e)(f)
Global Medical Response, Inc.		1st Lien Term Loan	6.89%	SOFR (M)	3.25%		10/2032		20,173	20,127	20,218
Hamilton Thorne Inc.		1st Lien Delay Draw Term Loan					11/2031		—	—	—	(e)(g)
Healthco Investment Ltd	United Kingdom	1st Lien Term Loan	9.52%	SONIA (S)	5.75%		09/2032		£642	844	851	(e)
Healthco Investment Ltd	United Kingdom	1st Lien Term Loan	7.87%	EURIBOR (S)	5.75%		09/2032		€2,969	3,374	3,393	(e)
Healthco Investment Ltd	United Kingdom	1st Lien Delay Draw Term Loan					09/2032		£—	—	—	(e)(g)
Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Himalaya TopCo LLC		1st Lien Revolving Loan	8.64%	SOFR (M)	5.00%		06/2032		$1,449	$1,427	$1,420	(e)(g)
Himalaya TopCo LLC		1st Lien Term Loan	8.89% (2.25% PIK)	SOFR (M)	5.25%		06/2032		54,773	53,828	53,677	(e)(f)
Himalaya TopCo LLC		1st Lien Delay Draw Term Loan	8.89% (2.25% PIK)	SOFR (M)	5.25%		06/2032		400	470	393	(e)(g)
Himalaya TopCo LLC		1st Lien Delay Draw Term Loan					06/2032		—	20	—	(e)(g)
Hologic Inc.		1st Lien Term Loan	5.99%	SOFR (Q)	2.25%		04/2033		15,000	14,850	14,666
HuFriedy Group Acquisition LLC		1st Lien Revolving Loan	9.23%	SOFR (Q)	5.50%		05/2030		189	150	189	(e)(g)
HuFriedy Group Acquisition LLC		1st Lien Term Loan	9.18%	SOFR (Q)	5.50%		05/2031		18,955	18,686	18,955	(e)(f)
HuFriedy Group Acquisition LLC		1st Lien Delay Draw Term Loan	9.18%	SOFR (Q)	5.50%		05/2031		4,151	4,119	4,151	(e)
HuFriedy Group Acquisition LLC		1st Lien Delay Draw Term Loan	9.16%	SOFR (Q)	5.50%		06/2031		1,250	1,238	1,250	(e)(g)
Innovative Food Supplements Ltd	United Kingdom	1st Lien Term Loan Loan	9.72%	SONIA (S)	5.75%		09/2032		£3,618	4,758	4,799	(e)
Innovative Food Supplements Ltd	United Kingdom	1st Lien Delay Draw Term Loan					09/2032		£—	—	—	(e)(g)
LivTech Purchaser, Inc.		1st Lien Revolving Loan					11/2031		—	1	—	(e)(g)
LivTech Purchaser, Inc.		1st Lien Term Loan	8.65%	SOFR (M)	5.00%		11/2031		1,284	1,273	1,271	(e)(f)
LivTech Purchaser, Inc.		1st Lien Delay Draw Term Loan	8.65%	SOFR (Q)	5.00%		11/2031		1,468	1,461	1,453	(e)
Mamba Purchaser, Inc.		1st Lien Term Loan	6.40%	SOFR (M)	2.75%		10/2031		14,076	14,067	14,074	(f)
Medmark Services Inc		1st Lien Term Loan					06/2027		1,759	1,758	1,477	(e)(f)(i)
Medmark Services Inc		1st Lien Delay Draw Term Loan					06/2027		1,504	1,504	1,264	(e)(f)(i)
Medmark Services Inc		2nd Lien Term Loan					06/2028		9,139	8,911	548	(e)(i)
Medmark Services Inc		2nd Lien Delay Draw Term Loan					06/2028		4,897	4,778	294	(e)(i)
Network Bidco B.V.	Netherlands	1st Lien Term Loan	7.29%	EURIBOR (Q)	5.00%		05/2031		€5,778	6,206	6,602	(e)(f)
Network Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	7.27%	EURIBOR (Q)	5.00%		05/2031		€7,241	8,154	8,274	(e)
Next Holdco, LLC		1st Lien Revolving Loan					11/2029		—	—	—	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Next Holdco, LLC		1st Lien Term Loan	8.89%	SOFR (Q)	5.25%		11/2030			$974	$966	$974	(e)(f)
NextCare, Inc.		2nd Lien Term Loan					07/2026			8,439	8,302	6,523	(e)(i)
NMN Holdings III Corp.		1st Lien Term Loan	8.39%	SOFR (M)	4.75%		07/2031			275	273	276	(e)(f)
NMN Holdings III Corp.		1st Lien Term Loan	7.28%	CORRA (M)	5.00%		07/2031		CAD	709	510	500	(e)(f)
Premise Health Holding Corp.		1st Lien Revolving Loan					11/2031			—	—	—	(e)(g)
Premise Health Holding Corp.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		11/2032			5,061	5,007	5,061	(e)(f)
Premise Health Holding Corp.		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		11/2032			337	334	337	(e)(g)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	9.79%	EURIBOR (Q)	7.50%		06/2027			€2,200	2,295	2,514	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.79%	EURIBOR (Q)	7.50%		06/2027			€1,654	1,724	1,890	(e)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.04%	EURIBOR (Q)	7.75%		06/2027			€4,136	4,393	4,726	(e)
Project Alliance Buyer, LLC		1st Lien Revolving Loan					08/2031			—	—	—	(e)(g)
Project Alliance Buyer, LLC		1st Lien Term Loan	8.67%	SOFR (Q)	5.00%		08/2031			208	206	208	(e)(f)
Project Ruby Ultimate Parent Corp.		1st Lien Term Loan	6.51%	SOFR (M)	2.75%		03/2028			8,654	8,653	8,639
Raven Acquisition Holdings, LLC		1st Lien Revolving Loan					11/2029			—	—	—	(e)(g)
Raven Acquisition Holdings, LLC		1st Lien Term Loan	6.64%	SOFR (M)	3.00%		11/2031			8,898	8,843	8,773
Raven Acquisition Holdings, LLC		1st Lien Delay Draw Term Loan					11/2031			—	5	—	(g)
Revival Animal Health, LLC		1st Lien Revolving Loan	9.73%	SOFR (Q)	6.00%		01/2028			307	305	279	(e)(g)
Revival Animal Health, LLC		1st Lien Term Loan	9.71%	SOFR (Q)	6.00%		01/2028			3,512	3,492	3,195	(e)(f)
Revival Animal Health, LLC		1st Lien Delay Draw Term Loan	9.71%	SOFR (Q)	6.00%		01/2028			1,457	1,453	1,326	(e)
Revival Animal Health, LLC		1st Lien Delay Draw Term Loan					01/2028			—	23	—	(e)(g)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	10.35%	SONIA (Q)	6.50%		12/2028			£2,942	3,828	3,903	(e)(f)
Rubicone Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.35%	SONIA (Q)	6.50%		12/2028			£1,912	2,464	2,536	(e)(g)
Scooby Bidco Limited	United Kingdom	1st Lien Term Loan	13.16% PIK	SONIA (S)	9.15%		09/2032			£2,910	3,836	3,860	(e)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Signant Finance One Limited	United Kingdom	1st Lien Revolving Loan	8.73%	SOFR (M)	5.00%		10/2031			$16	$16	$15	(e)(g)
Signant Finance One Limited	United Kingdom	1st Lien Term Loan	8.70%	SOFR (Q)	5.00%		10/2031			308	305	302	(e)(f)
Signant Finance One Limited	United Kingdom	1st Lien Delay Draw Term Loan					10/2031			—	1	—	(e)(g)
Silver Bidco GmbH	Germany	1st Lien Delay Draw Term Loan	7.43%	EURIBOR (Q)	5.25%		06/2031			€605	697	679	(e)
Silver Bidco GmbH	Germany	1st Lien Delay Draw Term Loan					06/2031			€—	6	—	(e)(g)
Spruce Bidco II Inc.		1st Lien Revolving Loan	8.41%	SOFR (Q)	4.75%		01/2032			4,533	4,375	4,533	(e)(g)
Spruce Bidco II Inc.		1st Lien Term Loan	8.41%	SOFR (Q)	4.75%		01/2032			45,762	45,084	45,762	(e)(f)
Spruce Bidco II Inc.		1st Lien Term Loan	7.05%	CORRA (Q)	4.75%		01/2032		CAD	9,271	6,286	6,537	(e)(f)
Spruce Bidco II Inc.		1st Lien Term Loan	5.75%				01/2032			¥991,302	6,299	6,097	(e)
Surescripts, LLC		1st Lien Revolving Loan					11/2031			—	—	—	(e)(g)
Surescripts, LLC		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		11/2031			4,786	4,763	4,786	(e)(f)
Symplr Software Inc.		1st Lien Revolving Loan	7.41%	SOFR (Q)	3.75%		12/2027			1	1	1	(e)(g)
Symplr Software Inc.		1st Lien Term Loan	8.26%	SOFR (Q)	4.50%		12/2027			3,540	3,435	2,315	(f)
Symplr Software Inc.		1st Lien Term Loan	9.01%	SOFR (Q)	5.25%		12/2027			1,810	1,778	1,194	(e)(f)
Symplr Software Inc.		2nd Lien Term Loan	11.64%	SOFR (Q)	7.88%		12/2028			15,626	14,978	10,469	(e)(f)
Symplr Software Inc.		2nd Lien Term Loan	13.76% (4.00% PIK)	SOFR (Q)	10.00%		12/2028			5,971	5,873	4,180	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Term Loan	8.29%	EURIBOR (Q)	6.00%		02/2028			€643	725	735	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	8.41%	EURIBOR (Q)	6.00%		02/2028			€3,380	3,788	3,862	(e)
Tandarts Today Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	8.29%	EURIBOR (Q)	6.00%		02/2029			€1,158	1,319	1,323	(e)(g)
Team Health Holdings, Inc.		1st Lien Term Loan	7.66%	SOFR (Q)	4.00%		06/2028			12,375	12,375	12,375
Therapy Brands Holdings LLC		2nd Lien Term Loan	10.68%	SOFR (Q)	6.75%		05/2029			4,334	4,320	3,337	(e)(f)
U.S. Urology Partners, LLC		1st Lien Revolving Loan	8.16%	SOFR (Q)	4.50%		04/2032			80	78	81	(e)(g)
U.S. Urology Partners, LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		04/2032			2,034	2,012	2,034	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
U.S. Urology Partners, LLC		1st Lien Delay Draw Term Loan	8.23%	SOFR (Q)	4.50%		04/2032		$358	$357	$358	(e)
United Digestive MSO Parent, LLC		1st Lien Revolving Loan					03/2029		—	—	—	(e)(g)
United Digestive MSO Parent, LLC		1st Lien Term Loan	9.47%	SOFR (Q)	5.75%		03/2029		3,066	3,021	3,066	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Delay Draw Term Loan	9.45%	SOFR (Q)	5.75%		03/2029		1,426	1,415	1,426	(e)
Vetopia ApS	Denmark	1st Lien Delay Draw Term Loan	9.40% (2.45% PIK)	EURIBOR (S)	6.90%		01/2029		€281	329	321	(e)(g)
VetPartners Group Limited	United Kingdom	1st Lien Term Loan	9.82%	SONIA (S)	5.78%		09/2032		£20,947	27,780	27,785	(e)
VetPartners Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	7.95%	SONIA (S)	3.90%		09/2032		£804	1,059	1,067	(e)(g)
VPP Intermediate Holdings, LLC		1st Lien Revolving Loan					12/2027		—	—	—	(e)(g)
VPP Intermediate Holdings, LLC		1st Lien Term Loan	9.49%	SOFR (M)	5.75%		12/2027		1,510	1,501	1,510	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	9.41%	SOFR (M)	5.75%		12/2027		3,324	3,289	3,324	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	8.89%	SOFR (M)	5.25%		12/2027		1,236	1,228	1,236	(e)(g)
Waystar Technologies, Inc.		1st Lien Term Loan	5.64%	SOFR (M)	2.00%		10/2029		4,661	4,657	4,643	(e)(f)
Witherslack Bidco Limited	United Kingdom	1st Lien Term Loan	10.00%	SONIA (Q)	6.15%		08/2028		£5,702	7,811	7,563	(e)(f)
Witherslack Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.93%	SONIA (Q)	6.15%		08/2028		£7,280	8,865	9,657	(e)(g)
WSHP FC Acquisition LLC		1st Lien Revolving Loan					03/2028		—	—	—	(e)(g)
WSHP FC Acquisition LLC		1st Lien Term Loan	12.00% PIK				03/2030		7,087	6,198	6,095	(e)(f)
WSHP FC Acquisition LLC		1st Lien Term Loan	11.73% (5.00% PIK)	SOFR (Q)	8.00%		04/2030		22,054	22,054	22,054	(e)(f)
ZocDoc, Inc.		1st Lien Term Loan	8.89%	SOFR (Q)	5.25%		07/2030		2,394	2,375	2,393	(e)(f)
ZocDoc, Inc.		1st Lien Term Loan	7.14%	SOFR (Q)	3.50%		07/2030		1	1	1	(e)
ZocDoc, Inc.		1st Lien Delay Draw Term Loan	8.89%	SOFR (Q)	5.25%		07/2030		61	61	61	(e)(g)
										611,016	585,771		12.39%
Health Care Facilities & Services
Radnet Management, Inc.		1st Lien Term Loan	5.66%	SOFR (Q)	2.00%		04/2031		2,368	2,370	2,364	(f)
										2,370	2,364		0.05%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Household and Personal Products
Beacon Wellness Brands, Inc.		1st Lien Revolving Loan					12/2027			$—	$—	$—	(e)(g)
Beacon Wellness Brands, Inc.		1st Lien Term Loan	12.74% (1.25% PIK)	SOFR (M)	9.00%		12/2027			1,520	1,510	1,504	(e)(f)
Foundation Consumer Brands, LLC		1st Lien Revolving Loan					02/2029			—	—	—	(e)(g)
Foundation Consumer Brands, LLC		1st Lien Term Loan	8.72%	SOFR (M)	5.00%		02/2029			4,237	4,222	4,237	(e)(f)
pH Beauty Holdings III, Inc.		1st Lien Revolving Loan					09/2027			—	—	—	(e)(g)
pH Beauty Holdings III, Inc.		1st Lien Term Loan	9.18%	SOFR (Q)	5.50%		09/2027			1,591	1,583	1,591	(e)(f)
Premier Specialties, Inc.		1st Lien Revolving Loan	10.74%	SOFR (M)	7.00%		08/2027			212	219	203	(e)(g)
Premier Specialties, Inc.		1st Lien Term Loan	10.74%	SOFR (M)	7.00%		08/2027			3,091	3,073	2,967	(e)(f)
Salt & Stone, Inc.		1st Lien Revolving Loan					04/2032			—	1	—	(e)(g)
Salt & Stone, Inc.		1st Lien Term Loan	9.23%	SOFR (Q)	5.50%		04/2032			2,041	2,012	2,011	(e)(f)
Silk Holdings III LLC		1st Lien Revolving Loan	8.11%	SOFR (M)	4.50%		12/2032			25	26	24	(e)(g)
Silk Holdings III LLC		1st Lien Term Loan	8.11%	SOFR (M)	4.50%		12/2032			11,336	11,300	11,223	(e)(f)
TCI Buyer LLC		1st Lien Revolving Loan					11/2030			—	—	—	(e)(g)
TCI Buyer LLC		1st Lien Term Loan	8.65%	SOFR (M)	5.00%		11/2030			12,225	12,081	12,102	(e)(f)
TCI Buyer LLC		1st Lien Delay Draw Term Loan	8.65%	SOFR (M)	5.00%		11/2030			623	639	617	(e)(g)
WU Holdco, Inc.		1st Lien Revolving Loan					04/2032			—	—	—	(e)(g)
WU Holdco, Inc.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		04/2032			1,456	1,450	1,456	(e)(f)
WU Holdco, Inc.		1st Lien Delay Draw Term Loan					04/2032			—	—	—	(e)(g)
											38,116	37,935		0.80%
Insurance
15484880 Canada Inc.	Canada	1st Lien Revolving Loan	7.83%	CORRA (Q)	5.25%		04/2031		CAD	52	33	36	(e)(g)
15484880 Canada Inc.	Canada	1st Lien Term Loan	7.83%	CORRA (Q)	5.25%		04/2031		CAD	4,300	2,966	3,032	(e)(f)
15484880 Canada Inc.	Canada	1st Lien Delay Draw Term Loan	7.83%	CORRA (M)	5.25%		04/2031		CAD	1,027	712	724	(e)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Alfred AcquiCo B.V.	Netherlands	1st Lien Term Loan	7.71%	EURIBOR (B)	5.50%		09/2029		€1,656	$1,658	$1,892	(e)(f)
AQ Sunshine, Inc.		1st Lien Revolving Loan					07/2032		—	4	—	(e)(g)
AQ Sunshine, Inc.		1st Lien Term Loan	8.66%	SOFR (Q)	5.00%		07/2033		20,457	20,318	20,252	(e)(f)
Ardonagh Midco 3 Limited	Australia	1st Lien Term Loan	6.73%	SOFR (Q)	3.00%		02/2031		27,610	27,580	26,661
Bellwether Buyer, L.L.C.		1st Lien Revolving Loan					04/2032		—	—	—	(e)(g)
Bellwether Buyer, L.L.C.		1st Lien Term Loan	8.15%	SOFR (M)	4.50%		04/2032		2,097	2,088	2,097	(e)(f)
Bellwether Buyer, L.L.C.		1st Lien Delay Draw Term Loan	8.15%	SOFR (M)	4.50%		04/2032		153	150	153	(e)(g)
Broadstreet Partners Group, LLC		1st Lien Term Loan	6.14%	SOFR (M)	2.50%		06/2031		9,721	9,732	9,367	(f)
Captive Resources Midco, LLC		1st Lien Revolving Loan					07/2028		—	—	—	(e)(g)
Captive Resources Midco, LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		07/2029		2,353	2,341	2,353	(e)(f)
CFCo, LLC		1st Lien Term Loan					09/2038		3,231	127	—	(e)(i)
Daylight Beta Parent LLC		1st Lien Term Loan					09/2033		2,389	2,056	99	(e)(i)
Diamond Mezzanine 24 LLC		1st Lien Revolving Loan	8.16%	SOFR (Q)	4.50%		10/2030		321	321	321	(e)(g)
Diamond Mezzanine 24 LLC		1st Lien Term Loan	8.16%	SOFR (Q)	4.50%		10/2030		6,019	5,976	6,019	(e)(f)
DOXA Insurance Holdings LLC		1st Lien Revolving Loan	8.23%	SOFR (Q)	4.50%		12/2029		60	61	59	(e)(g)
DOXA Insurance Holdings LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		12/2030		1,310	1,293	1,297	(e)(f)
DOXA Insurance Holdings LLC		1st Lien Delay Draw Term Loan	8.23%	SOFR (Q)	4.50%		12/2030		1,246	1,229	1,234	(e)
DOXA Insurance Holdings LLC		1st Lien Delay Draw Term Loan	8.32%	SOFR (Q)	4.63%		12/2030		1,493	1,480	1,493	(e)
DOXA Insurance Holdings LLC		1st Lien Delay Draw Term Loan					12/2030		—	—	—	(e)(g)
Europa Bidco Limited	United Kingdom	1st Lien Term Loan	10.00%	SONIA (Q)	6.25%		10/2032		£12,650	16,505	16,780	(e)
Europa Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.98%	SONIA (Q)	6.25%		10/2032		£258	334	342	(e)(g)
Forza Insurance Holdings, LLC		1st Lien Term Loan	9.48%	SOFR (Q)	5.75%		02/2030		5,502	5,438	5,502	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Revolving Loan	8.48%	SOFR (Q)	4.75%		10/2029		1,322	1,301	1,322	(e)(g)
Foundation Risk Partners, Corp.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		10/2030		18,615	18,528	18,616	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Foundation Risk Partners, Corp.		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		10/2030			$21,543	$21,441	$21,542	(e)(f)
Galway Borrower LLC		1st Lien Revolving Loan	8.24%	SOFR (Q)	4.50%		09/2028			537	540	531	(e)(g)
Galway Borrower LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		09/2028			15,391	15,323	15,237	(e)(f)
Galway Borrower LLC		1st Lien Delay Draw Term Loan	8.23%	SOFR (Q)	4.50%		09/2028			769	767	761	(e)
Galway Borrower LLC		1st Lien Delay Draw Term Loan					09/2028			—	21	—	(e)(g)
Gestion ABS Bidco Inc./ ABS Bidco Holdings Inc.	Canada	1st Lien Revolving Loan					03/2031		CAD	—	2	—	(e)(g)
Gestion ABS Bidco Inc./ ABS Bidco Holdings Inc.	Canada	1st Lien Term Loan	7.27%	CORRA (Q)	5.00%		03/2031		CAD	639	466	451	(e)
Gestion ABS Bidco Inc./ ABS Bidco Holdings Inc.	Canada	1st Lien Delay Draw Term Loan	7.28%	CDOR (Q)	5.00%		03/2031		CAD	104	82	74	(e)(g)
HIG Finance 2 Limited	United Kingdom	1st Lien Term Loan	6.39%	SOFR (M)	2.75%		02/2031			3,443	3,439	3,225
HIG OPERATIONS HOLDINGS, INC.		1st Lien Term Loan	8.14%	SOFR (M)	4.50%		06/2031			1,038	1,036	1,031	(e)
HIG OPERATIONS HOLDINGS, INC.		1st Lien Delay Draw Term Loan	8.14%	SOFR (M)	4.50%		06/2031			168	168	167	(e)
HIG OPERATIONS HOLDINGS, INC.		1st Lien Delay Draw Term Loan	8.14%				06/2031			122	123	121	(e)(g)
High Street Buyer, Inc.		1st Lien Revolving Loan					04/2027			—	—	—	(e)(g)
High Street Buyer, Inc.		1st Lien Term Loan	7.98%	SOFR (Q)	4.25%		04/2028			4,567	4,537	4,567	(e)(f)
High Street Buyer, Inc.		1st Lien Delay Draw Term Loan	7.98%	SOFR (Q)	4.25%		04/2028			30,570	30,466	30,570	(e)(f)(g)
Inszone Mid, LLC		1st Lien Revolving Loan					11/2029			—	—	—	(e)(g)
Inszone Mid, LLC		1st Lien Term Loan	8.98%	SOFR (Q)	5.25%		11/2029			2,017	1,991	2,016	(e)
Inszone Mid, LLC		1st Lien Delay Draw Term Loan	8.98%	SOFR (Q)	5.25%		11/2029			11,390	11,332	11,390	(e)
Inszone Mid, LLC		1st Lien Delay Draw Term Loan	8.23%	SOFR (Q)	4.50%		11/2029			305	307	302	(e)(g)
King Risk Partners, LLC		1st Lien Revolving Loan					04/2031			—	—	—	(e)(g)
King Risk Partners, LLC		1st Lien Term Loan	8.14%	SOFR (M)	4.50%		04/2031			1,191	1,181	1,191	(e)(f)
King Risk Partners, LLC		1st Lien Delay Draw Term Loan	8.14%	SOFR (M)	4.50%		04/2031			984	979	984	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
King Risk Partners, LLC		1st Lien Delay Draw Term Loan					04/2031			$—	$—	$—	(e)(g)
Knight AcquireCo, LLC		1st Lien Term Loan	8.15%	SOFR (Q)	4.50%		11/2032			2,073	2,064	2,052	(e)(f)
Knight AcquireCo, LLC		1st Lien Delay Draw Term Loan					11/2032			—	5	—	(e)(g)
Koala Investment Holdings, Inc.		1st Lien Revolving Loan	7.96%	SOFR (Q)	4.25%		08/2032			45	45	44	(e)(g)
Koala Investment Holdings, Inc.		1st Lien Term Loan	7.99%	SOFR (Q)	4.25%		08/2032			938	929	919	(e)(f)
Koala Investment Holdings, Inc.		1st Lien Delay Draw Term Loan					08/2032			—	3	—	(e)(g)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Term Loan					06/2026			£936	1,124	1,013	(e)(f)(i)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Term Loan					09/2026			£601	740	650	(e)(f)(i)
Maximus BidCo AB	Sweden	1st Lien Term Loan	6.94%	STIBOR (Q)	4.94%		04/2032		SEK	154,830	15,375	15,968	(e)
Maximus BidCo AB	Sweden	1st Lien Delay Draw Term Loan	6.94%	STIBOR (Q)	4.94%		04/2032		SEK	9,792	701	1,010	(e)(g)
Oakbridge Insurance Agency LLC		1st Lien Revolving Loan	8.39%	SOFR (M)	4.75%		11/2029			9	8	9	(e)(g)
Oakbridge Insurance Agency LLC		1st Lien Term Loan	8.39%	SOFR (M)	4.75%		11/2029			1,261	1,246	1,261	(e)(f)
Oakbridge Insurance Agency LLC		1st Lien Delay Draw Term Loan	8.39%	SOFR (M)	4.75%		11/2029			609	604	609	(e)
Oakbridge Insurance Agency LLC		1st Lien Delay Draw Term Loan	8.64%	SOFR (M)	5.00%		11/2029			590	587	590	(e)(g)
Oakbridge Insurance Agency LLC		1st Lien Delay Draw Term Loan					11/2029			—	—	—	(e)(g)
Optio Group Limited	United Kingdom	1st Lien Term Loan	10.77%	SONIA (S)	7.00%		03/2032			£254	322	337	(e)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.69%	SOFR (Q)	7.00%		03/2032			£1,399	1,870	1,856	(e)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.38%	SOFR (S)	5.75%		03/2032			£358	441	475	(e)(g)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.16%	EURIBOR (Q)	7.00%		03/2032			£198	254	262	(e)
Patriot Growth Insurance Services, LLC		1st Lien Revolving Loan					10/2028			—	6	—	(e)(g)
Patriot Growth Insurance Services, LLC		1st Lien Term Loan	8.88%	SOFR (Q)	5.00%		10/2028			1,729	1,720	1,677	(e)(f)
People Corporation	Canada	1st Lien Revolving Loan					02/2031		CAD	—	47	—	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
People Corporation	Canada	1st Lien Term Loan	7.62%	CORRA (Q)	5.00%		02/2031		CAD	8,560	$6,573	$6,035	(e)(f)
People Corporation	Canada	1st Lien Delay Draw Term Loan	7.62%	CORRA (Q)	5.00%		02/2028		CAD	5,049	3,517	3,560	(e)(g)
People Corporation	Canada	1st Lien Delay Draw Term Loan					02/2031		CAD	—	57	—	(e)(g)
People Corporation	Canada	1st Lien Delay Draw Term Loan	7.62%	CORRA (Q)	5.00%		02/2031		CAD	14,223	10,273	10,030	(e)(f)(g)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	9.52%	SONIA (S)	5.75%		11/2029			£36,877	43,494	48,916	(e)(f)
Roman New Bidco Limited	United Kingdom	1st Lien Term Loan	9.65%	SONIA (S)	5.92%		12/2028			£994	1,309	1,319	(e)
Roman New Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.69%	SONIA (S)	5.92%		12/2028			£378	487	502	(e)(g)
Sabseg Group, S.L.	Spain	1st Lien Term Loan	8.97%	EURIBOR (Q)	6.68%		04/2029			€2,679	2,894	3,061	(e)(f)
Sabseg Group, S.L.	Spain	1st Lien Delay Draw Term Loan	8.97%	EURIBOR (Q)	6.68%		04/2029			€17,356	17,872	19,831	(e)(f)
SageSure Holdings, LLC		1st Lien Term Loan	8.26%	SOFR (M)	4.50%		01/2030			27,838	27,688	27,838	(e)(f)
SageSure Holdings, LLC		1st Lien Delay Draw Term Loan	8.26%	SOFR (M)	4.50%		01/2030			16,056	15,983	16,057	(e)(f)(g)
SG Acquisition, Inc.		1st Lien Revolving Loan					04/2030			—	—	—	(e)(g)
SG Acquisition, Inc.		1st Lien Term Loan	8.43%	SOFR (Q)	4.75%		04/2030			5,194	5,158	5,194	(e)(f)
SIG Parent Holdings, LLC		1st Lien Revolving Loan					08/2031			—	—	—	(e)(g)
SIG Parent Holdings, LLC		1st Lien Term Loan	8.39%	SOFR (M)	4.75%		08/2031			3,725	3,695	3,725	(e)(f)
SIG Parent Holdings, LLC		1st Lien Delay Draw Term Loan	8.39%	SOFR (M)	4.75%		08/2031			1,286	1,276	1,286	(e)(g)
SIG Parent Holdings, LLC		1st Lien Delay Draw Term Loan					08/2031			—	—	—	(e)(g)
Spitfire Bidco Limited	United Kingdom	1st Lien Term Loan	10.86%	SOFR (S)	7.19%		09/2029			15,341	15,243	15,341	(e)(f)
Spitfire Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	13.01% (2.50% PIK)	SOFR (S)	9.34%		09/2029			£3,204	3,783	4,249	(e)
Spitfire Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	13.07% (2.50% PIK)	SONIA (Q)	9.34%		09/2029			£3,532	4,586	4,685	(e)
Truist Insurance Holdings, LLC		1st Lien Revolving Loan	6.92%	SOFR (Q)	3.25%		05/2029			19	27	18	(e)(g)
Truist Insurance Holdings, LLC		1st Lien Term Loan	6.48%	SOFR (Q)	2.75%		05/2031			138	138	135
USI, Inc.		1st Lien Term Loan	5.98%	SOFR (Q)	2.25%		11/2029			2,692	2,690	2,682	(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
USI, Inc.		1st Lien Term Loan	5.98%	SOFR (Q)	2.25%		09/2030		$4,824	$4,824	$4,799	(f)
World Insurance Associates, LLC		1st Lien Revolving Loan					04/2030		—	—	—	(e)(g)
World Insurance Associates, LLC		1st Lien Term Loan	8.73%	SOFR (Q)	5.00%		04/2030		1,833	1,833	1,814	(e)
World Insurance Associates, LLC		1st Lien Delay Draw Term Loan	8.73%	SOFR (M)	5.00%		04/2030		488	495	483	(e)(g)
										418,418	424,103		8.97%
Materials
Adonis Acquisition Holdings LLC		1st Lien Revolving Loan	8.72%	SOFR (Q)	5.00%		08/2028		1	1	1	(e)(g)
Adonis Acquisition Holdings LLC		1st Lien Term Loan	9.33% PIK	SOFR (Q)	5.50%		02/2030		3,023	3,023	3,023	(e)
Adonis Acquisition Holdings LLC		1st Lien Delay Draw Term Loan	11.25% PIK	PRIME (Q)	4.50%		02/2030		1,086	1,086	1,086	(e)
Adonis Acquisition Holdings LLC		1st Lien Delay Draw Term Loan	9.33% PIK	SOFR (Q)	5.50%		02/2030		681	681	681	(e)(g)
AP Adhesives Holdings, LLC		1st Lien Revolving Loan					04/2031		—	1	—	(e)(g)
AP Adhesives Holdings, LLC		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		04/2032		3,602	3,571	3,566	(e)(f)
AP Adhesives Holdings, LLC		1st Lien Delay Draw Term Loan					04/2032		—	7	—	(e)(g)
Aruba Investments, Inc.		2nd Lien Term Loan	11.52%	SOFR (Q)	7.75%		11/2028		2,405	2,395	1,804	(e)
ASP-r-pac Acquisition Co LLC		1st Lien Revolving Loan					12/2030		—	—	—	(e)(g)
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	8.89%	SOFR (Q)	5.25%		12/2030		5,283	5,283	5,283	(e)(f)
Bulab Holdings, Inc.		1st Lien Revolving Loan					07/2032		—	—	—	(e)(g)
Bulab Holdings, Inc.		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		07/2032		20,866	20,680	20,866	(e)(f)
Bulab Holdings, Inc.		1st Lien Term Loan	6.98%	EURIBOR (Q)	4.75%		07/2032		€3,608	4,212	4,122	(e)(f)
Bulab Holdings, Inc.		1st Lien Delay Draw Term Loan					07/2032		—	—	—	(e)(g)
BW Holding, Inc.		1st Lien Term Loan	8.29%	SOFR (Q)	4.50%		12/2030		5,537	5,056	2,538
Flexsys Cayman Holdings, LP		1st Lien Term Loan	9.34%	SOFR (S)	5.25%		08/2029		8,681	8,225	868
Meyer Laboratory, LLC		1st Lien Revolving Loan	10.46% (3.75% PIK)	SOFR (Q)	6.75%		02/2030		65	69	63	(e)(g)
Meyer Laboratory, LLC		1st Lien Term Loan	10.48% (3.75% PIK)	SOFR (Q)	6.75%		02/2030		674	665	647	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Meyer Laboratory, LLC		1st Lien Delay Draw Term Loan	10.48% (3.75% PIK)	SOFR (Q)	6.75%		02/2030		$120	$119	$115	(e)
NCP-MSI Buyer, Inc.		1st Lien Revolving Loan	7.48%	SOFR (Q)	3.75%		03/2031		736	727	736	(e)(g)
NCP-MSI Buyer, Inc.		1st Lien Term Loan	8.73%	SOFR (Q)	5.00%		03/2031		3,843	3,803	3,843	(e)(f)
NCP-MSI Buyer, Inc.		1st Lien Delay Draw Term Loan	8.69%	SOFR (Q)	5.00%		03/2031		1,150	1,138	1,150	(e)(g)
Nelipak Holding Company		1st Lien Revolving Loan					03/2031		—	—	—	(e)(g)
Nelipak Holding Company		1st Lien Revolving Loan					03/2032		€—	—	—	(e)(g)
Nelipak Holding Company		1st Lien Term Loan	9.23%	SOFR (Q)	5.50%		03/2031		196	195	196	(e)(f)
Nelipak Holding Company		1st Lien Term Loan	9.23%	SOFR (Q)	5.50%		03/2032		1,205	1,193	1,205	(e)(f)
Nelipak Holding Company		1st Lien Term Loan	7.79%	EURIBOR (Q)	5.50%		03/2032		€1,857	1,966	2,122	(e)(f)
Nelipak Holding Company		1st Lien Delay Draw Term Loan					03/2031		—	—	—	(e)(g)
Nelipak Holding Company		1st Lien Delay Draw Term Loan					03/2032		€—	—	—	(e)(g)
Novipax Buyer, L.L.C.		1st Lien Term Loan	12.06% (1.00% PIK)	SOFR (Q)	8.25%		12/2028		4,327	4,316	4,327	(e)(f)
Plaskolite PPC Intermediate II LLC		1st Lien Revolving Loan	10.65%	SOFR (Q)	7.00%		02/2030		695	764	646	(e)(g)
Plaskolite PPC Intermediate II LLC		1st Lien Term Loan	11.65% (4.00% PIK)	SOFR (Q)	8.00%		05/2030		35,374	34,346	32,898	(e)(f)
Precision Concepts Parent Inc.		1st Lien Revolving Loan	8.41%	SOFR (Q)	4.75%		08/2032		34	34	34	(e)(g)
Precision Concepts Parent Inc.		1st Lien Term Loan	8.41%	SOFR (Q)	4.75%		08/2032		912	904	903	(e)(f)
Precision Concepts Parent Inc.		1st Lien Delay Draw Term Loan	8.41%	SOFR (Q)	4.75%		08/2032		243	242	240	(e)
Pregis TopCo LLC		1st Lien Term Loan	7.39%	SOFR (M)	3.75%		02/2029		5,631	5,619	5,644	(f)
Pretium PKG Holdings, Inc.		1st Lien Term Loan	8.87%	SOFR (M)	5.25%		03/2031		2,574	2,574	2,542
Pretium PKG Holdings, Inc.		1st Lien Term Loan	9.37%	SOFR (M)	5.75%		03/2032		1,157	949	959
Reagent Chemical & Research, LLC		1st Lien Revolving Loan					04/2030		—	—	—	(e)(g)
Reagent Chemical & Research, LLC		1st Lien Term Loan	8.89%	SOFR (M)	5.25%		04/2031		2,481	2,445	2,480	(e)(f)
Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Sterilex LLC		1st Lien Revolving Loan	7.39%	SOFR (M)	3.75%		09/2030			$1	$—	$1	(e)(g)
Sterilex LLC		1st Lien Term Loan	8.64%	SOFR (M)	5.00%		09/2030			218	216	218	(e)(f)
Trident TPI Holdings, Inc.		1st Lien Term Loan	7.48%	SOFR (Q)	3.75%		09/2028			10,373	10,373	9,928	(f)
											126,878	114,735		2.43%
Pharmaceuticals, Biotechnology and Life Sciences
1261229 B.C. Ltd.	Canada	1st Lien Term Loan	9.89%	SOFR (M)	6.25%		10/2030			17,979	17,614	17,415
Artemis BidCo 2 LLC		1st Lien Revolving Loan	7.48%	SOFR (Q)	3.75%		10/2031			1	1	1	(e)(g)
Artemis BidCo 2 LLC		1st Lien Term Loan	8.73%	SOFR (Q)	5.00%		10/2031			697	691	697	(e)(f)
Artemis BidCo 2 LLC		1st Lien Delay Draw Term Loan					10/2031			—	—	—	(e)(g)
ASPIRE BIDCO LIMITED	Jersey	1st Lien Term Loan	10.25%	SONIA (Q)	6.40%		09/2028			£7,777	9,683	10,316	(e)(f)
ASPIRE BIDCO LIMITED	Jersey	1st Lien Delay Draw Term Loan	8.75%	EURIBOR (Q)	6.40%		09/2028			£1,523	2,076	2,020	(e)(g)
Avia Pharma AB	Sweden	1st Lien Term Loan	7.68%	STIBOR (Q)	5.69%		02/2033		SEK	9,846	1,067	1,016	(e)
Avia Pharma AB	Sweden	1st Lien Delay Draw Term Loan	7.89%	EURIBOR (Q)	5.69%		02/2033		SEK	3,133	340	323	(e)
Avia Pharma AB	Sweden	1st Lien Delay Draw Term Loan					02/2033		SEK	—	23	—	(e)(g)
Bamboo US BidCo LLC		1st Lien Revolving Loan	8.89%	SOFR (M)	5.25%		10/2029			495	504	489	(e)(g)
Bamboo US BidCo LLC		1st Lien Term Loan	8.91%	SOFR (Q)	5.25%		09/2030			2,628	2,569	2,602	(e)
Bamboo US BidCo LLC		1st Lien Term Loan	7.40%	EURIBOR (Q)	5.25%		09/2030			€2,105	2,169	2,381	(e)
Bamboo US BidCo LLC		1st Lien Delay Draw Term Loan	8.91%	SOFR (Q)	5.25%		09/2030			2,356	2,352	2,333	(e)
Cambrex Corporation		1st Lien Revolving Loan	8.38%	SOFR (M)	4.75%		03/2032			1,683	1,630	1,683	(e)(g)
Cambrex Corporation		1st Lien Term Loan	8.39%	SOFR (M)	4.75%		03/2032			36,270	35,960	36,270	(e)(f)
Cambrex Corporation		1st Lien Delay Draw Term Loan	8.39%	SOFR (M)	4.75%		03/2032			5,427	5,402	5,427	(e)
Cobalt Buyer Sub, Inc.		1st Lien Revolving Loan	9.42%	SOFR (Q)	5.75%		10/2027			1,195	1,190	1,063	(e)(g)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	9.42%	SOFR (Q)	5.75%		10/2028			10,609	10,505	9,442	(e)(f)
Cobalt Buyer Sub, Inc.		1st Lien Delay Draw Term Loan	9.42%	SOFR (Q)	5.75%		10/2028			2,379	2,370	2,117	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
CoreRx, Inc.		1st Lien Revolving Loan	7.73%	SOFR (Q)	4.00%		12/2030		$1	$1	$1	(e)(g)
CoreRx, Inc.		1st Lien Term Loan	10.98%	SOFR (Q)	7.25%		12/2030		350	343	342	(e)(f)
Creek Parent, Inc.		1st Lien Revolving Loan					12/2031		—	—	—	(e)(g)
Creek Parent, Inc.		1st Lien Term Loan	8.64%	SOFR (M)	5.00%		12/2031		41,603	40,996	41,603	(e)(f)
Echo Senior Finco, LLC	United Kingdom	1st Lien Term Loan	9.23%	SOFR (Q)	5.50%		12/2030		2,902	2,835	2,902	(e)
Echo Senior Finco, LLC	United Kingdom	1st Lien Delay Draw Term Loan					12/2030		—	—	—	(e)(g)
Gula Buyer Inc.		1st Lien Term Loan	8.13%	SOFR (M)	4.50%		10/2031		7,884	7,804	7,884	(e)(f)
MASCO GROUP S.P.A.	Italy	1st Lien Delay Draw Term Loan					10/2031		€—	9	—	(e)(g)
Moderna, Inc.		1st Lien Term Loan	9.23%	SOFR (Q)	5.50%		11/2030		32,351	31,912	31,866	(e)(f)
Moderna, Inc.		1st Lien Delay Draw Term Loan					11/2030		—	66	—	(e)(g)
NAMSA Holdco, LLC		1st Lien Revolving Loan	6.90%	SOFR (Q)	3.25%		03/2033		1	1	1	(e)(g)
NAMSA Holdco, LLC		1st Lien Term Loan	8.38%	SOFR (Q)	4.75%		03/2033		7,148	7,078	7,076	(e)(f)
NAMSA Holdco, LLC		1st Lien Delay Draw Term Loan					03/2033		—	—	—	(e)(g)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan	10.32%	SOFR (Q)	6.50%		10/2028		247	253	230	(e)(g)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	10.33% (1.50% PIK)	SOFR (Q)	6.50%		10/2028		2,089	2,089	1,942	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delay Draw Term Loan	10.33% (1.50% PIK)	SOFR (Q)	6.50%		10/2028		588	588	547	(e)(f)
Prestige Brands, Inc.		1st Lien Delay Draw Term Loan	5.62%				06/2033		1,833	1,829	1,833	(g)
Solar Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	8.79%	EURIBOR (Q)	6.50%		11/2029		£3,144	3,882	4,170	(e)(g)
Verista, Inc.		1st Lien Revolving Loan	9.74%	SOFR (M)	6.00%		02/2027		267	360	232	(e)(g)
Verista, Inc.		1st Lien Term Loan	10.75% (1.00% PIK)	SOFR (M)	7.00%		02/2027		8,364	8,380	7,277	(e)(f)
Verista, Inc.		1st Lien Delay Draw Term Loan	10.75% (1.00% PIK)	SOFR (M)	7.00%		02/2027		1,819	1,822	1,582	(e)(f)
										206,394	205,083		4.34%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Real Estate Management and Development
285 Mezz LLC		1st Lien Delay Draw Term Loan					12/2026			$4,972	$4,949	$2,591	(e)(i)
285 Schermerhorn LLC		1st Lien Delay Draw Term Loan					12/2026			13,319	8,066	6,940	(e)(g)(i)
C Block Development LLC		1st Lien Delay Draw Term Loan	8.25%	SOFR (M)	4.40%		02/2029			41	107	40	(e)(g)
Odevo AB	Sweden	1st Lien Term Loan	7.40%	EURIBOR (Q)	5.25%		12/2030			€2,829	2,878	3,232	(e)
Odevo AB	Sweden	1st Lien Term Loan	9.00%	SONIA (Q)	5.25%		12/2030			£9,498	11,716	12,598	(e)
Odevo AB	Sweden	1st Lien Term Loan	7.35%	STIBOR (Q)	5.25%		12/2030		SEK	78,160	6,933	8,061	(e)(f)
Odevo AB	Sweden	1st Lien Term Loan	8.92%	SOFR (Q)	5.25%		12/2030			9,230	9,021	9,301	(e)
Odevo AB	Sweden	1st Lien Delay Draw Term Loan	8.50%	SONIA (Q)	4.75%		12/2030			€20	27	23	(e)(g)
Oiva Isannointi Group Oy	Finland	1st Lien Term Loan	8.00%	EURIBOR (Q)	5.75%		08/2031			€272	308	311	(e)
Oiva Isannointi Group Oy	Finland	1st Lien Delay Draw Term Loan	7.92%	EURIBOR (Q)	5.75%		08/2031			€45	47	51	(e)(g)
											44,052	43,148		0.91%
Retail Ñ Consumer Discretionary
QXO Building Products, Inc.		1st Lien Term Loan					06/2033			2,000	1,995	1,994	(h)
											1,995	1,994		0.04%
Software and Services
Abingdon Global Acquisitions Limited	United Kingdom	1st Lien Term Loan	8.58%	EURIBOR (S)	6.00%		12/2031			209	204	209	(e)
Abingdon Global Acquisitions Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2031			—	—	—	(e)(g)
Access CIG, LLC		1st Lien Term Loan	7.64%	SOFR (M)	4.00%		08/2030			13,814	13,828	12,191	(f)
ACP Avenu Buyer, LLC		1st Lien Revolving Loan	8.65%	SOFR (Q)	5.00%		10/2029			236	220	236	(e)(g)
ACP Avenu Buyer, LLC		1st Lien Term Loan	8.69%	SOFR (Q)	5.00%		10/2029			8,461	8,360	8,460	(e)(f)
ACP Avenu Buyer, LLC		1st Lien Delay Draw Term Loan					10/2029			—	—	—	(e)(g)
Acta GroupCo B.V.	Netherlands	1st Lien Term Loan	7.65%	EURIBOR (Q)	5.36%		12/2032			€1,500	1,733	1,714	(e)
ACTFY Buyer, Inc.		1st Lien Revolving Loan					05/2030			—	—	—	(e)(g)
ACTFY Buyer, Inc.		1st Lien Term Loan	8.39%	SOFR (M)	4.75%		05/2031			1,484	1,463	1,484	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
ACTFY Buyer, Inc.		1st Lien Delay Draw Term Loan	8.39%	SOFR (M)	4.75%		05/2031		$162	$161	$162	(e)
Activate holdings (US) Corp.		1st Lien Revolving Loan					07/2029		—	—	—	(e)(g)
Activate holdings (US) Corp.		1st Lien Term Loan	8.98%	SOFR (Q)	5.25%		07/2030		13,132	12,930	13,132	(e)(f)
Adonis Bidco, Inc.		1st Lien Revolving Loan					11/2031		—	177	—	(e)(g)
Adonis Bidco, Inc.		1st Lien Term Loan	9.48% (2.88% PIK)	SOFR (Q)	5.75%		02/2032		52,111	51,194	49,505	(e)(f)
Adonis Bidco, Inc.		1st Lien Delay Draw Term Loan	9.23%	SOFR (Q)	5.50%		02/2032		6,554	6,831	6,227	(e)(g)
AI Titan Parent, Inc.		1st Lien Revolving Loan					08/2031		—	2	—	(e)(g)
AI Titan Parent, Inc.		1st Lien Term Loan	8.13%	SOFR (M)	4.50%		08/2031		8,946	8,875	8,856	(e)(f)
AI Titan Parent, Inc.		1st Lien Delay Draw Term Loan	8.13%	SOFR (M)	4.50%		08/2031		403	408	399	(e)(g)
Anaplan, Inc.		1st Lien Revolving Loan					06/2028		—	—	—	(e)(g)
Anaplan, Inc.		1st Lien Term Loan	8.17%	SOFR (Q)	4.50%		06/2029		7,021	6,961	6,951	(e)(f)
Apple Bidco Holdings, Inc.		1st Lien Revolving Loan	8.23%	SOFR (Q)	4.50%		01/2033		239	249	232	(e)(g)
Apple Bidco Holdings, Inc.		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		01/2033		3,401	3,385	3,299	(e)(f)
Apple Bidco Holdings, Inc.		1st Lien Delay Draw Term Loan					01/2033		—	28	—	(e)(g)
Aptean Acquiror Inc.		1st Lien Revolving Loan	8.42%	SOFR (Q)	4.75%		01/2031		85	86	84	(e)(g)
Aptean Acquiror Inc.		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		01/2031		4,384	4,369	4,341	(e)(f)
Aptean Acquiror Inc.		1st Lien Delay Draw Term Loan					01/2031		—	4	—	(e)(g)
Archduke Buyer, Inc.		1st Lien Revolving Loan					12/2032		—	—	—	(e)(g)
Archduke Buyer, Inc.		1st Lien Term Loan	9.16%	SOFR (Q)	5.50%		12/2032		4,499	4,457	4,454	(e)(f)
Arrow Borrower 2025, Inc.		1st Lien Revolving Loan					10/2032		—	1	—	(e)(g)
Arrow Borrower 2025, Inc.		1st Lien Term Loan	7.98%	SOFR (Q)	4.25%		10/2032		515	513	510	(e)(f)
Artifact Bidco, Inc.		1st Lien Revolving Loan					07/2030		—	—	—	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Artifact Bidco, Inc.		1st Lien Term Loan	7.88%	SOFR (Q)	4.15%		07/2031		$1,154	$1,145	$1,154	(e)(f)
Artifact Bidco, Inc.		1st Lien Delay Draw Term Loan					07/2031		—	—	—	(e)(g)
Aston Bidco (Holding) Limited	Jersey	1st Lien Term Loan	9.87%	SONIA (Q)	6.00%		07/2032		£2,155	2,830	2,859	(e)(f)
Avaya Inc.		1st Lien Term Loan	11.14%	SOFR (M)	7.50%		08/2028		460	443	407
Bamboo Health Holdings, LLC		1st Lien Revolving Loan					05/2028		—	—	—	(e)(g)
Bamboo Health Holdings, LLC		1st Lien Term Loan	8.49%	SOFR (M)	4.75%		05/2028		1,419	1,413	1,419	(e)
Banyan Software Holdings, LLC		1st Lien Revolving Loan	9.15%	SOFR (M)	5.50%		01/2031		94	91	94	(e)(g)
Banyan Software Holdings, LLC		1st Lien Term Loan	9.14%	SOFR (M)	5.50%		01/2031		4,708	4,670	4,708	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	9.14%	SOFR (M)	5.50%		01/2031		4,920	4,899	4,920	(e)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	8.89%	SOFR (M)	5.25%		01/2031		6,253	6,166	6,253	(e)(g)
BCPE Pequod Buyer, Inc.		1st Lien Revolving Loan					11/2029		—	45	—	(e)(g)
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	7.49% (2.35% PIK)	SOFR (S)	3.87%		06/2030		1,073	1,050	1,074	(e)
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	10.51% (2.35% PIK)	SONIA (S)	6.78%		06/2030		£799	994	1,060	(e)
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	9.81% (1.65% PIK)	SONIA (S)	6.08%		06/2030		£246	315	326	(e)
Bizzdesign Holding B.V.	Netherlands	1st Lien Term Loan	9.04%	EURIBOR (Q)	6.75%		10/2031		€1,000	1,091	1,143	(e)
Bizzdesign Holding B.V.	Netherlands	1st Lien Term Loan	8.79%	EURIBOR (Q)	6.50%		10/2031		€1,750	1,801	1,999	(e)
Bobcat Purchaser, LLC		1st Lien Revolving Loan					06/2030		—	—	—	(e)(g)
Bobcat Purchaser, LLC		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		06/2030		2,880	2,837	2,880	(e)(f)
Bobcat Purchaser, LLC		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		06/2030		976	962	977	(e)(f)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Revolving Loan					05/2028		—	—	—	(e)(g)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		05/2029		19,593	19,434	19,593	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Businessolver.com, Inc.		1st Lien Revolving Loan					12/2032			$—	$—	$—	(e)(g)
Businessolver.com, Inc.		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		12/2032			5,680	5,618	5,623	(e)(f)
Businessolver.com, Inc.		1st Lien Delay Draw Term Loan					12/2032			—	1	—	(e)(g)
Calabrio, Inc.		1st Lien Term Loan	7.67%	SOFR (Q)	4.00%		11/2032			4,859	4,632	3,746
Calculus Acquico Sarl	Luxembourg	1st Lien Term Loan	9.91%	SOFR (Q)	6.25%		05/2032			600	584	600	(e)
Calculus Acquico Sarl	Luxembourg	1st Lien Term Loan	8.45%	EURIBOR (Q)	6.25%		05/2032			€1,234	1,353	1,410	(e)
Calculus Acquico Sarl	Luxembourg	1st Lien Delay Draw Term Loan	8.40%	EURIBOR (Q)	6.25%		05/2032			707	677	707	(e)(g)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	8.88%	STIBOR (Q)	6.90%		10/2030		DKK	74,356	10,697	11,367	(e)
Capnor Connery Bidco A/S	Denmark	1st Lien Delay Draw Term Loan	8.57%	EURIBOR (Q)	6.25%		10/2030		DKK	74,209	10,676	11,344	(e)(g)
Capnor Connery Bidco A/S	Denmark	1st Lien Delay Draw Term Loan	8.46%	EURIBOR (Q)	6.15%		10/2030			€9,875	11,405	11,283	(e)(g)
Cardinal Parent, Inc.		1st Lien Revolving Loan					08/2027			—	—	—	(e)(g)
Cardinal Parent, Inc.		1st Lien Term Loan	8.38%	SOFR (Q)	4.50%		11/2027			4,254	4,167	3,736	(f)
Cardinal Parent, Inc.		2nd Lien Term Loan	11.63%	SOFR (Q)	7.75%		11/2028			10,547	10,371	9,387	(e)(f)
Cascade Parent Inc.		1st Lien Revolving Loan					09/2030			—	—	—	(e)(g)
Cascade Parent Inc.		1st Lien Term Loan	9.39%	SOFR (M)	5.75%		09/2031			544	537	539	(e)(f)
CBTS BORROWER, LLC		1st Lien Term Loan	14.50% PIK	SOFR (Q)	10.00%		12/2030			9,315	9,009	9,967	(e)
CBTS BORROWER, LLC		1st Lien Delay Draw Term Loan					12/2030			—	—	—	(e)(g)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan	8.29%	CIBOR (Q)	6.00%		03/2028		DKK	10,160	1,067	1,553	(e)(f)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan	8.29%				03/2028		DKK	9,399	811	1,437	(e)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan					06/2029		DKK	5,746	—	878	(e)(f)
CC Globe Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	8.28%	CIBOR (Q)	6.00%		03/2028		DKK	5,722	605	875	(e)
Central Parent Inc.		1st Lien Term Loan	6.98%	SOFR (Q)	3.25%		07/2029			9,131	8,217	5,901
CentralSquare Technologies, LLC		1st Lien Revolving Loan					04/2030			—	—	—	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
CentralSquare Technologies, LLC		1st Lien Term Loan	9.39%	SOFR (M)	5.75%		04/2030		$31,042	$30,524	$31,042	(e)(f)
Cloud Software Group, Inc.		1st Lien Revolving Loan					09/2029		—	305	—	(e)(g)
Cloud Software Group, Inc.		1st Lien Term Loan	6.98%	SOFR (Q)	3.25%		03/2031		27,262	27,260	23,820	(f)
Cloud Software Group, Inc.		1st Lien Term Loan	6.98%	SOFR (Q)	3.25%		08/2032		35,838	35,838	30,897
Comet Software	France	1st Lien Term Loan	7.04%	EURIBOR (Q)	4.75%		11/2032		€200	226	229	(e)
Comet Software	France	1st Lien Delay Draw Term Loan	7.04%	EURIBOR (Q)	4.75%		11/2032		€528	591	603	(e)(g)
Computer Services, Inc.		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		11/2031		5,939	5,912	5,821	(e)(f)
Computer Services, Inc.		1st Lien Delay Draw Term Loan					11/2031		—	15	—	(e)(g)
Confirmasoft AB	Sweden	1st Lien Term Loan	8.35%	EURIBOR (Q)	6.00%		06/2027		€1,995	2,403	2,279	(e)(f)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	8.28%	EURIBOR (Q)	6.00%		06/2027		€4,135	4,697	4,726	(e)(g)
Cority Software Inc.		1st Lien Revolving Loan					11/2032		—	48	—	(e)(g)
Cority Software Inc.		1st Lien Term Loan	8.16%	SOFR (Q)	4.50%		11/2032		6,137	6,122	5,953	(e)(f)
Cornerstone OnDemand, Inc.		1st Lien Revolving Loan	6.76%	SOFR (M)	3.00%		10/2026		25	53	16	(e)(g)
Cornerstone OnDemand, Inc.		1st Lien Term Loan	7.51%	SOFR (M)	3.75%		10/2028		5,648	5,345	3,572	(f)
Cornerstone OnDemand, Inc.		2nd Lien Term Loan	10.26%	SOFR (M)	6.50%		10/2029		22,021	21,567	14,093	(e)(f)
Coupa Holdings, LLC		1st Lien Revolving Loan	8.90%	SOFR (Q)	5.25%		02/2029		1	1	1	(e)(g)
Coupa Holdings, LLC		1st Lien Term Loan	8.91%	SOFR (Q)	5.25%		02/2030		224	221	214	(e)
Coupa Holdings, LLC		1st Lien Delay Draw Term Loan	8.91%	SOFR (Q)	5.25%		02/2030		20	20	19	(e)
Cyber US Bidco LLC		1st Lien Revolving Loan					12/2032		—	—	—	(e)(g)
Cyber US Bidco LLC		1st Lien Term Loan	8.73%	SOFR (Q)	5.00%		12/2032		456	451	456	(e)
Cyber US Bidco LLC		1st Lien Delay Draw Term Loan					12/2032		—	—	—	(e)(g)
Databricks, Inc.		1st Lien Term Loan	8.11%	SOFR (M)	4.50%		01/2032		4,992	4,991	4,962
Databricks, Inc.		1st Lien Delay Draw Term Loan					01/2032		—	12	—	(f)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Datix Bidco Limited	United Kingdom	1st Lien Revolving Loan					10/2030		$—	$14	$—	(e)(g)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	8.73%	SOFR (S)	5.00%		04/2031		5,965	5,875	5,906	(e)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	8.74%	SONIA (S)	5.00%		04/2031		£3,289	4,055	4,319	(e)
Datix Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					04/2031		—	—	—	(e)(g)
DCert Buyer, Inc.		1st Lien Revolving Loan					07/2030		—	1	—	(e)(g)
DCert Buyer, Inc.		1st Lien Term Loan	9.39%	SOFR (M)	5.75%		07/2030		1,832	1,809	1,795	(e)(f)
DCert Buyer, Inc.		2nd Lien Term Loan	10.64%	SOFR (M)	7.00%		02/2029		7,662	7,455	6,398	(e)(f)
Dedomena Bidco Limited	United Kingdom	1st Lien Term Loan	9.25%	SONIA (Q)	5.50%		06/2032		£706	939	936	(e)
Dedomena Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					06/2032		£—	1	—	(e)(g)
Diligent Corporation		1st Lien Revolving Loan	8.65%	SOFR (Q)	5.00%		08/2030		264	272	256	(e)(g)
Diligent Corporation		1st Lien Term Loan	8.67%	SOFR (Q)	5.00%		08/2030		6,978	6,966	6,769	(e)(f)
Diligent Corporation		1st Lien Term Loan	12.09% PIK	SOFR (Q)	8.42%		08/2030		1,196	1,194	1,161	(e)(f)
Doxim Inc.		1st Lien Revolving Loan					11/2027		—	—	—	(e)(g)
Doxim Inc.		1st Lien Term Loan	10.14%	SOFR (M)	6.50%		11/2027		36,626	36,379	36,626	(e)(f)
Drivecentric Holdings, LLC		1st Lien Revolving Loan					08/2031		—	—	—	(e)(g)
Drivecentric Holdings, LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		08/2031		4,121	4,088	4,121	(e)(f)
Drivecentric Holdings, LLC		1st Lien Delay Draw Term Loan					08/2031		—	—	—	(e)(g)
Echo Purchaser, Inc.		1st Lien Revolving Loan					11/2029		—	—	—	(e)(g)
Echo Purchaser, Inc.		1st Lien Term Loan	9.17%	SOFR (Q)	5.50%		11/2029		1,799	1,777	1,799	(e)(f)
Echo Purchaser, Inc.		1st Lien Delay Draw Term Loan	9.17%	SOFR (Q)	5.50%		11/2029		154	153	154	(e)
Eclipse Buyer, Inc.		1st Lien Revolving Loan					09/2031		—	11	—	(e)(g)
Eclipse Buyer, Inc.		1st Lien Term Loan	8.15%	SOFR (Q)	4.50%		09/2031		45,019	44,660	44,569	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Eclipse Buyer, Inc.		1st Lien Delay Draw Term Loan					09/2031		$—	$48	$—	(e)(g)
Edition Holdings, Inc.		1st Lien Revolving Loan	8.15%	SOFR (M)	4.50%		12/2032		7	10	7	(e)(g)
Edition Holdings, Inc.		1st Lien Term Loan	8.14%	SOFR (M)	4.50%		12/2032		2,194	2,187	2,150	(e)(f)
Edition Holdings, Inc.		1st Lien Delay Draw Term Loan					12/2032		—	8	—	(e)(g)
Edmunds GovTech, Inc.		1st Lien Revolving Loan	7.48%	SOFR (Q)	3.75%		02/2030		32	32	32	(e)(g)
Edmunds GovTech, Inc.		1st Lien Revolving Loan					02/2030		—	—	—	(e)(g)
Edmunds GovTech, Inc.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		02/2031		328	323	328	(e)(f)
Edmunds GovTech, Inc.		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		02/2031		382	379	382	(e)
EG MIDCO APS	Denmark	1st Lien Term Loan	7.45%	EURIBOR (Q)	5.25%		01/2033		€16,124	18,612	18,423	(e)
EG MIDCO APS	Denmark	1st Lien Delay Draw Term Loan	7.44%	EURIBOR (Q)	5.25%		01/2033		€1,571	1,840	1,795	(e)(g)
Einstein Parent, Inc.		1st Lien Revolving Loan					01/2031		—	—	—	(e)(g)
Einstein Parent, Inc.		1st Lien Term Loan	8.91%	SOFR (Q)	5.25%		01/2031		5,031	4,949	5,031	(e)(f)
Elemica, Inc.		1st Lien Revolving Loan	8.40%	SOFR (M)	4.75%		02/2032		121	141	119	(e)(g)
Elemica, Inc.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		02/2032		10,388	10,289	10,180	(e)(f)
Ellucian Holdings Inc.		1st Lien Term Loan	6.14%	SOFR (M)	2.50%		10/2029		12,227	12,165	11,774	(f)
Enigma Acquisition B.V.	Netherlands	1st Lien Term Loan	7.12% (2.19% PIK)	EURIBOR (S)	5.00%		01/2028		€4,551	5,412	5,148	(e)(f)
Ensono, Inc.		1st Lien Term Loan	7.76%	SOFR (M)	4.00%		05/2028		23,301	23,197	22,806	(f)
Epicor Software Corporation		1st Lien Term Loan	6.39%	SOFR (M)	2.75%		05/2031		14,342	14,288	13,679	(f)
ESHA Intermediate, LLC		1st Lien Revolving Loan					12/2032		—	3	—	(e)(g)
ESHA Intermediate, LLC		1st Lien Term Loan	8.18%	SOFR (S)	4.50%		12/2032		1,640	1,624	1,607	(e)(f)
ESHA Intermediate, LLC		1st Lien Delay Draw Term Loan					12/2032		—	5	—	(e)(g)
EVEREST BIDCO I, INC.		1st Lien Revolving Loan					01/2033		—	—	—	(e)(g)
EVEREST BIDCO I, INC.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		01/2033		2,357	2,335	2,358	(e)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
EVEREST BIDCO I, INC.		1st Lien Term Loan	7.29%	EURIBOR (Q)	5.00%		01/2033			€240	$277	$274	(e)
EVEREST BIDCO I, INC.		1st Lien Term Loan					01/2033			—	—	—	(e)(g)
ExtraHop Networks, Inc.		1st Lien Revolving Loan	10.34%	SOFR (Q)	6.50%		07/2027			420	416	416	(e)(g)
ExtraHop Networks, Inc.		1st Lien Term Loan	10.32%	SOFR (Q)	6.50%		07/2027			2,620	2,606	2,594	(e)
ExtraHop Networks, Inc.		1st Lien Delay Draw Term Loan	10.32%	SOFR (Q)	6.50%		07/2027			980	980	970	(e)
Flexential Topco Corporation		1st Lien Revolving Loan	12.00%				08/2027			3,000	2,960	3,000	(e)(g)
Flexera Software LLC		1st Lien Revolving Loan					08/2032			—	—	—	(e)(g)
Flexera Software LLC		1st Lien Term Loan	6.96%	EURIBOR (B)	4.75%		08/2032			€57	67	64	(e)(f)
Flexera Software LLC		1st Lien Term Loan	8.40%	SOFR (Q)	4.75%		08/2032			3,372	3,341	3,304	(e)(f)
GHP-VGS Purchaser LLC		1st Lien Revolving Loan	8.23%	SOFR (Q)	4.50%		04/2032			38	35	38	(e)(g)
GHP-VGS Purchaser LLC		1st Lien Term Loan	8.16%	SOFR (Q)	4.50%		04/2032			1,981	1,964	1,981	(e)(f)
GHP-VGS Purchaser LLC		1st Lien Delay Draw Term Loan					04/2032			—	—	—	(e)(g)
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan					09/2028		SEK	80,291	7,691	6,212	(e)(i)
Gilfoyle Bidco AB	Sweden	1st Lien Delay Draw Term Loan					09/2028		SEK	13,635	1,305	1,055	(e)(i)
Goldeneye Parent, LLC		1st Lien Revolving Loan					03/2032			—	—	—	(e)(g)
Goldeneye Parent, LLC		1st Lien Term Loan	8.39%	SOFR (M)	4.75%		03/2032			2,448	2,438	2,448	(e)(f)
Goose Borrower, L.P.		1st Lien Revolving Loan					03/2033			—	—	—	(e)(g)
Goose Borrower, L.P.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		03/2033			1,322	1,310	1,309	(e)(f)
Goose Borrower, L.P.		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		03/2033			1,623	1,607	1,607	(e)
Granite France Bidco SAS	France	1st Lien Term Loan	7.26%	EURIBOR (Q)	4.95%		10/2028			€4,039	4,320	3,336
Guidepoint Security Holdings, LLC		1st Lien Revolving Loan	8.65%	SOFR (M)	5.00%		10/2029			50	49	50	(e)(g)
Guidepoint Security Holdings, LLC		1st Lien Term Loan	8.63%	SOFR (M)	5.00%		10/2029			1,709	1,691	1,709	(e)(f)
Guidepoint Security Holdings, LLC		1st Lien Delay Draw Term Loan	8.62%	SOFR (M)	5.00%		10/2029			74	71	74	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Hakken Bidco B.V.	Netherlands	1st Lien Term Loan	9.45%	EURIBOR (Q)	7.25%		07/2030		€3,060	$3,292	$3,497	(e)
Hakken Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.45%	EURIBOR (Q)	7.25%		07/2030		€596	598	681	(e)(g)
Heavy Construction Systems Specialists, LLC		1st Lien Revolving Loan					11/2027		—	—	—	(e)(g)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	10.50%	SOFR (Q)	3.75%		11/2028		6,902	6,847	6,902	(e)(f)
Help/Systems Holdings, Inc.		1st Lien Term Loan	9.77%	SOFR (Q)	6.00%		05/2029		9,750	9,772	7,341	(f)
HS Purchaser, LLC & Help/Systems Holdings, Inc.		1st Lien Term Loan	10.14% (3.25% PIK)	SOFR (Q)	6.50%		05/2029		41,120	39,051	36,261	(e)(f)
Hyland Software, Inc.		1st Lien Revolving Loan					09/2029		—	—	—	(e)(g)
Hyland Software, Inc.		1st Lien Term Loan	8.39%	SOFR (M)	4.75%		09/2030		9,954	9,838	9,954	(e)(f)
Icefall Parent, Inc.		1st Lien Revolving Loan					01/2030		—	—	—	(e)(g)
Icefall Parent, Inc.		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		01/2030		2,255	2,226	2,255	(e)(f)
ID.me, LLC		1st Lien Revolving Loan					01/2031		—	—	—	(e)(g)
ID.me, LLC		1st Lien Term Loan	10.25% (5.25% PIK)				01/2031		19,668	17,995	18,685	(e)
ID.me, LLC		1st Lien Delay Draw Term Loan	10.25% (5.25% PIK)				01/2031		3,178	3,137	3,178	(e)(g)
Internet Truckstop Group LLC		1st Lien Revolving Loan					04/2027		—	—	—	(e)(g)
Internet Truckstop Group LLC		1st Lien Term Loan	9.13%	SOFR (Q)	5.25%		04/2027		2,328	2,321	2,328	(e)(f)
IQN Holding Corp.		1st Lien Revolving Loan	8.99%	SOFR (Q)	5.25%		05/2028		377	376	377	(e)(g)
IQN Holding Corp.		1st Lien Term Loan	8.98%	SOFR (Q)	5.25%		05/2029		6,814	6,747	6,814	(e)(f)
JAMS Buyer LLC		1st Lien Revolving Loan					06/2031		—	—	—	(e)(g)
JAMS Buyer LLC		1st Lien Term Loan	8.73%	SOFR (Q)	5.00%		06/2032		1,929	1,903	1,929	(e)(f)
JAMS Buyer LLC		1st Lien Delay Draw Term Loan					06/2032		—	—	—	(e)(g)
Kairos Bidco Limited	United Kingdom	1st Lien Revolving Loan	8.48%	SOFR (Q)	4.75%		07/2032		12	11	11	(e)(g)
Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Kairos Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		07/2032		$961	$961	$961	(e)
Kaseya Inc.		1st Lien Term Loan	6.91%	SOFR (Q)	3.25%		03/2032		2,987	2,935	2,298
Kaseya Inc.		2nd Lien Term Loan	8.66%	SOFR (Q)	5.00%		03/2033		45,975	45,767	27,643
LeanTaaS Holdings, Inc.		1st Lien Term Loan	11.48%	SOFR (Q)	7.75%		07/2028		2,635	2,609	2,582	(e)(f)
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Term Loan	11.48%	SOFR (Q)	7.75%		07/2028		4,452	4,449	4,363	(e)(f)(g)
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Term Loan					07/2028		—	36	—	(e)(g)
Magellan Bidco	France	1st Lien Term Loan	8.69%	EURIBOR (S)	6.25%		10/2031		€833	884	952	(e)
Magellan Bidco	France	1st Lien Delay Draw Term Loan	8.69%	EURIBOR (S)	6.25%		10/2031		€167	177	191	(e)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	9.06%	EURIBOR (S)	6.50%		02/2029		€3,600	4,026	4,113	(e)(f)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	9.06%	EURIBOR (S)	6.50%		02/2029		£1,543	1,887	2,047	(e)
MCVIII Bidco Group B.V.	Netherlands	1st Lien Term Loan	8.10%	EURIBOR (S)	5.50%		07/2032		€905	1,036	1,034	(e)
MCVIII Bidco Group B.V.	Netherlands	1st Lien Delay Draw Term Loan					07/2032		€—	—	—	(e)(g)
Merit Software Finance Holdings, LLC		1st Lien Revolving Loan					12/2031		—	—	—	(e)(g)
Merit Software Finance Holdings, LLC		1st Lien Term Loan	8.98%	SOFR (Q)	5.25%		12/2032		1,063	1,053	1,063	(e)(f)
Merit Software Finance Holdings, LLC		1st Lien Delay Draw Term Loan	8.98%	SOFR (Q)	5.25%		12/2032		367	363	367	(e)(g)
Metatiedot Bidco Oy	Luxembourg	1st Lien Revolving Loan	7.21%	EURIBOR (Q)	5.00%		11/2030		€56	53	64	(e)(g)
Metatiedot Bidco Oy	Luxembourg	1st Lien Term Loan	7.24%	EURIBOR (Q)	5.00%		11/2031		€2,757	2,880	3,151	(e)(f)
Metatiedot Bidco Oy	Luxembourg	1st Lien Term Loan	8.67%	SOFR (Q)	5.00%		11/2031		2,065	2,040	2,065	(e)(f)
Metatiedot Bidco Oy	Luxembourg	1st Lien Delay Draw Term Loan	7.24%	EURIBOR (Q)	5.00%		11/2031		€246	258	281	(e)
Mimecast Borrowerco, Inc.		1st Lien Term Loan	8.14%	SOFR (M)	4.50%		05/2029		37,122	36,707	37,122	(e)(f)
Mimecast Borrowerco, Inc.		1st Lien Term Loan	8.23%	SONIA (Q)	4.50%		05/2029		£6,788	8,289	9,005	(e)(f)
Mimecast Borrowerco, Inc.		1st Lien Delay Draw Term Loan	8.14%	SOFR (M)	4.50%		05/2029		4,163	4,124	4,163	(e)(f)
Mitchell International, Inc.		2nd Lien Term Loan	8.89%	SOFR (M)	5.25%		06/2032		10,737	10,670	9,787

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
ML Holdco, Inc.		1st Lien Term Loan	7.91%	SOFR (Q)	4.25%		10/2032			$18,229	$18,144	$17,864	(e)(f)
ML Holdco, Inc.		1st Lien Delay Draw Term Loan					10/2032			—	84	—	(e)(g)
Modernizing Medicine, Inc.		1st Lien Revolving Loan					04/2032			—	—	—	(e)(g)
Modernizing Medicine, Inc.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		04/2032			23,155	22,958	23,155	(e)(f)
MRI Software LLC		1st Lien Revolving Loan	8.48%	SOFR (Q)	4.75%		02/2028			158	162	156	(e)(g)
MRI Software LLC		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		02/2028			9,932	9,930	9,832	(e)(f)
MRI Software LLC		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		02/2028			325	326	322	(e)(g)
MS Buyer, Inc.		1st Lien Term Loan	8.98%	SOFR (Q)	5.25%		07/2031			300	297	297	(e)(f)
Namecheap Inc		1st Lien Revolving Loan					05/2032			—	—	—	(e)(g)
Namecheap Inc		1st Lien Term Loan	8.39%	SOFR (Q)	4.75%		05/2033			477	472	477	(e)(f)
Netsmart Technologies, Inc.		1st Lien Revolving Loan					08/2031			—	61	—	(e)(g)
Netsmart Technologies, Inc.		1st Lien Term Loan	8.84% (2.70% PIK)	SOFR (M)	5.20%		08/2031			39,064	38,785	38,283	(e)(f)
Netsmart Technologies, Inc.		1st Lien Delay Draw Term Loan					08/2031			—	73	—	(e)(g)
North Star Acquisitionco, LLC		1st Lien Revolving Loan					05/2029			—	4	—	(e)(g)
North Star Acquisitionco, LLC		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		05/2029			2,121	2,115	2,100	(e)
North Star Acquisitionco, LLC		1st Lien Term Loan	8.55%	SONIA (Q)	4.75%		05/2029			£239	300	314	(e)
North Star Acquisitionco, LLC		1st Lien Term Loan	9.07%	NIBOR (Q)	4.75%		05/2029		NOK	5,242	476	524	(e)
North Star Acquisitionco, LLC		1st Lien Delay Draw Term Loan	8.55%	SONIA (Q)	4.75%		05/2029			496	494	491	(e)
OID-OL Intermediate I, LLC		1st Lien Term Loan	9.66%	SOFR (Q)	6.00%		02/2029			1,626	1,526	1,570
OID-OL Intermediate I, LLC		1st Lien Term Loan	8.06%	SOFR (Q)	4.25%		02/2029			861	804	529
Omnigo Software, LLC		1st Lien Revolving Loan					12/2030			—	—	—	(e)(g)
Omnigo Software, LLC		1st Lien Term Loan	8.64%	SOFR (M)	5.00%		12/2030			592	589	586	(e)(f)
Omnigo Software, LLC		1st Lien Delay Draw Term Loan					12/2030			—	—	—	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
ParentPay Group Limited	United Kingdom	1st Lien Term Loan	10.28%	SONIA (Q)	6.42%		06/2028		£5,529	$7,728	$7,333	(e)(f)
ParentPay Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.28%	SONIA (Q)	6.42%		06/2028		£1,464	2,046	1,942	(e)
PCMI Parent, LLC		1st Lien Revolving Loan					03/2032		—	—	—	(e)(g)
PCMI Parent, LLC		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		03/2032		3,215	3,188	3,214	(e)(f)
PDDS Holdco, Inc.		1st Lien Revolving Loan	9.62%	SOFR (M)	6.00%		09/2031		7	6	7	(e)(g)
PDDS Holdco, Inc.		1st Lien Term Loan	9.63%	SOFR (S)	6.00%		09/2031		573	568	573	(e)(f)
PDI TA Holdings, Inc.		1st Lien Revolving Loan	9.17%	SOFR (Q)	5.50%		02/2031		185	182	174	(e)(g)
PDI TA Holdings, Inc.		1st Lien Term Loan	9.66% (3.00% PIK)	SOFR (Q)	6.00%		02/2031		2,563	2,542	2,409	(e)(f)
Pluralsight, LLC		1st Lien Revolving Loan					08/2029		—	—	—	(e)(g)
Pluralsight, LLC		1st Lien Term Loan	6.64%	SOFR (M)	3.00%		08/2029		3,231	3,214	3,231	(e)
Pluralsight, LLC		1st Lien Term Loan					08/2029		3,945	3,693	—	(e)(i)
Pluralsight, LLC		1st Lien Delay Draw Term Loan					08/2029		—	—	—	(e)(g)
Polaris Newco, LLC		1st Lien Term Loan	7.93%	SOFR (Q)	4.00%		06/2028		16,404	15,806	14,191	(f)
Poseidon Intermediateco, Inc.		1st Lien Revolving Loan					06/2031		—	—	—	(e)(g)
Poseidon Intermediateco, Inc.		1st Lien Term Loan	8.14%	SOFR (M)	4.50%		06/2032		1,021	1,012	1,021	(e)(f)
Poseidon Intermediateco, Inc.		1st Lien Delay Draw Term Loan					06/2032		—	—	—	(e)(g)
PracticeTek Purchaser, LLC		1st Lien Revolving Loan	8.23%	SOFR (Q)	4.50%		08/2029		1	—	—	(e)(g)
PracticeTek Purchaser, LLC		1st Lien Term Loan	9.48%	SOFR (Q)	5.75%		08/2029		7,406	7,301	7,406	(e)(f)
PracticeTek Purchaser, LLC		1st Lien Delay Draw Term Loan	9.48%	SOFR (Q)	5.75%		08/2029		107	106	107	(e)
Precisely Software Incorporated (f/k/a Syncsort Incorporated)		1st Lien Term Loan	7.93%	SOFR (Q)	4.00%		04/2028		12,925	12,983	9,834	(f)
Project Boost Purchaser, LLC		1st Lien Term Loan	6.48%	SOFR (Q)	2.75%		07/2031		8,952	8,905	8,703

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Proofpoint, Inc.		1st Lien Revolving Loan					06/2028		$—	$7	$—	(e)(g)
Proofpoint, Inc.		1st Lien Term Loan	6.73%	SOFR (Q)	3.00%		08/2028		10,758	10,747	10,368	(f)
Proofpoint, Inc.		2nd Lien Term Loan	9.48%	SOFR (Q)	5.75%		12/2033		2,580	2,555	2,502	(e)(f)
Proofpoint, Inc.		2nd Lien Term Loan	7.88%	EURIBOR (B)	5.75%		12/2033		€2,256	2,601	2,501	(e)(f)
Property Finder Mercury Ltd	United Arab Emirates	1st Lien Term Loan	8.20% (0.75% PIK)	SOFR (S)	4.50%		12/2032		1,853	1,809	1,853	(e)
Property Finder Mercury Ltd	United Arab Emirates	1st Lien Delay Draw Term Loan					12/2032		—	—	—	(e)(g)(h)
Pushpay USA Inc.		1st Lien Term Loan	7.39%	SOFR (M)	3.75%		08/2031		2,977	2,981	2,769	(e)(f)
QBS Parent, Inc.		1st Lien Revolving Loan					06/2032		—	13	—	(e)(g)
QBS Parent, Inc.		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		06/2032		4,764	4,745	4,621	(e)(f)
QF Holdings, Inc.		1st Lien Revolving Loan	8.24%	SOFR (S)	4.50%		12/2032		17	21	17	(e)(g)
QF Holdings, Inc.		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		12/2032		1,320	1,314	1,293	(e)(f)
QF Holdings, Inc.		1st Lien Delay Draw Term Loan					12/2032		—	5	—	(e)(g)
RealPage, Inc.		1st Lien Term Loan	6.99%	SOFR (Q)	3.00%		04/2028		10,019	9,888	9,352
RealPage, Inc.		1st Lien Term Loan	7.48%	SOFR (Q)	3.75%		04/2028		109	106	102
Revalize, Inc.		1st Lien Revolving Loan	10.13%	SOFR (Q)	6.25%		04/2029		97	116	82	(e)(g)
Revalize, Inc.		1st Lien Delay Draw Term Loan	10.38% (1.75% PIK)	SOFR (Q)	6.50%		04/2029		2,918	2,926	2,481	(e)
RMS Holdco II, LLC		1st Lien Revolving Loan					06/2029		—	30	—	(e)(g)
RMS Holdco II, LLC		1st Lien Term Loan	8.66%	SOFR (Q)	5.00%		06/2029		3,896	3,871	3,740	(e)(f)
Runway Bidco, LLC		1st Lien Revolving Loan					12/2031		—	1	—	(e)(g)
Runway Bidco, LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		12/2031		1,027	1,018	1,006	(e)(f)
Runway Bidco, LLC		1st Lien Delay Draw Term Loan					12/2031		—	4	—	(e)(g)
Sapphire Software Buyer, Inc.		1st Lien Revolving Loan					09/2031		—	33	—	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Sapphire Software Buyer, Inc.		1st Lien Term Loan	8.73%	SOFR (Q)	5.00%		09/2031		$10,299	$10,217	$9,990	(e)(f)
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)		1st Lien Term Loan	6.14%	SOFR (M)	2.50%		07/2031		10,811	10,786	10,670	(f)
Severin Acquisition, LLC		1st Lien Revolving Loan	8.39%	SOFR (M)	4.75%		10/2031		2,884	2,933	2,797	(e)(g)
Severin Acquisition, LLC		1st Lien Term Loan	8.64% (2.25% PIK)	SOFR (M)	5.00%		10/2031		44,587	44,242	43,249	(e)(f)
Severin Acquisition, LLC		1st Lien Delay Draw Term Loan	8.64% (2.25% PIK)	SOFR (M)	5.00%		10/2031		2,363	2,525	2,293	(e)(g)
Smarsh Inc.		1st Lien Revolving Loan	8.39%	SOFR (M)	4.75%		02/2029		390	390	386	(e)(g)
Smarsh Inc.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		02/2029		4,682	4,679	4,635	(e)(f)
Smarsh Inc.		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		02/2029		99	98	98	(e)(g)
Smarsh Inc.		1st Lien Delay Draw Term Loan					02/2029		—	3	—	(e)(g)
Spaceship Purchaser, Inc.		1st Lien Revolving Loan					10/2031		—	—	—	(e)(g)
Spaceship Purchaser, Inc.		1st Lien Term Loan	7.48%	SOFR (Q)	3.75%		10/2031		16,063	15,937	16,063	(e)(f)
Spark Purchaser, Inc.		1st Lien Revolving Loan					04/2030		—	—	—	(e)(g)
Spark Purchaser, Inc.		1st Lien Term Loan	8.98%	SOFR (Q)	5.25%		04/2031		1,280	1,261	1,280	(e)
Sundance Group Holdings, Inc.		1st Lien Revolving Loan	8.48%	SOFR (Q)	4.75%		07/2029		11	12	11	(e)(g)
Sundance Group Holdings, Inc.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		07/2029		5,559	5,545	5,504	(e)(f)
Superman Holdings, LLC		1st Lien Revolving Loan					08/2031		—	—	—	(e)(g)
Superman Holdings, LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		08/2031		8,604	8,570	8,604	(e)(f)
Superman Holdings, LLC		1st Lien Delay Draw Term Loan	8.23%	SOFR (Q)	4.50%		08/2031		2,808	2,803	2,809	(e)
TCP Hawker Intermediate LLC		1st Lien Revolving Loan	7.48%	SOFR (Q)	3.75%		08/2029		3,626	3,654	3,517	(e)(g)
TCP Hawker Intermediate LLC		1st Lien Term Loan	8.73%	SOFR (Q)	5.00%		08/2029		6,751	6,721	6,548	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delay Draw Term Loan					08/2029		—	73	—	(e)(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Three Rivers Buyer, Inc.		1st Lien Revolving Loan					11/2031		$—	$—	$—	(e)(g)
Three Rivers Buyer, Inc.		1st Lien Term Loan	8.36%	SOFR (M)	4.75%		11/2031		238	235	238	(e)(f)
Trading Technologies International, Inc.		1st Lien Revolving Loan					11/2032		—	2	—	(e)(g)
Trading Technologies International, Inc.		1st Lien Term Loan	7.91%	SOFR (Q)	4.25%		11/2032		687	686	674	(e)(f)
Trading Technologies International, Inc.		1st Lien Delay Draw Term Loan	7.91%	SOFR (Q)	4.25%		11/2032		134	134	131	(e)
Transit Technologies LLC		1st Lien Revolving Loan					08/2030		—	1	—	(e)(g)
Transit Technologies LLC		1st Lien Term Loan	8.68%	SOFR (Q)	5.00%		08/2031		3,781	3,751	3,743	(e)(f)
Transit Technologies LLC		1st Lien Term Loan	8.18%	SOFR (Q)	4.50%		08/2031		204	202	198	(e)(f)
Transit Technologies LLC		1st Lien Delay Draw Term Loan	8.68%	SOFR (Q)	5.00%		08/2031		472	475	468	(e)(g)
Transit Technologies LLC		1st Lien Delay Draw Term Loan					08/2031		—	1	—	(e)(g)
UFS, LLC		1st Lien Revolving Loan					10/2031		—	—	—	(e)(g)
UFS, LLC		1st Lien Term Loan	8.39%	SOFR (M)	4.75%		10/2031		1,397	1,385	1,397	(e)(f)
Unicorn Holdco Intermediate II LLC		1st Lien Revolving Loan					03/2033		—	—	—	(e)(g)
Unicorn Holdco Intermediate II LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		03/2033		1,579	1,564	1,563	(e)(f)
UserZoom Technologies, Inc.		1st Lien Term Loan	11.40% (1.75% PIK)	SOFR (Q)	7.75%		04/2029		275	271	233	(e)(f)
Vamos Bidco, Inc.		1st Lien Revolving Loan	8.23%	SOFR (Q)	4.50%		01/2032		56	56	55	(e)(g)
Vamos Bidco, Inc.		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		01/2032		2,573	2,552	2,548	(e)(f)
Vamos Bidco, Inc.		1st Lien Delay Draw Term Loan					01/2032		—	6	—	(e)(g)
Victors Purchaser, LLC		1st Lien Revolving Loan	8.14%	SOFR (M)	4.50%		12/2032		247	259	245	(e)(g)
Victors Purchaser, LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		12/2032		14,210	14,206	14,067	(e)(f)
Victors Purchaser, LLC		1st Lien Delay Draw Term Loan					12/2032		—	24	—	(e)(g)
Viper Bidco, Inc.		1st Lien Revolving Loan					11/2031		—	6	—	(e)(g)
Viper Bidco, Inc.		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		11/2031		5,131	5,129	5,080	(e)(f)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Viper Bidco, Inc.		1st Lien Term Loan	8.23%	SONIA (Q)	4.50%		11/2031		£2,181	$2,747	$2,864	(e)(f)
Viper Bidco, Inc.		1st Lien Delay Draw Term Loan					11/2031		—	18	—	(e)(g)
VS Buyer, LLC		1st Lien Term Loan	5.91%	SOFR (Q)	2.25%		04/2031		995	980	954
WebPT, Inc.		1st Lien Revolving Loan					01/2028		—	22	—	(e)(g)
WebPT, Inc.		1st Lien Term Loan	10.20% (3.12% PIK)	SOFR (Q)	6.25%		01/2028		2,086	2,078	1,877	(e)(f)
Wellington Bidco Inc.		1st Lien Revolving Loan	8.48%	SOFR (Q)	4.75%		06/2030		110	111	109	(e)(g)
Wellington Bidco Inc.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		06/2030		3,264	3,240	3,231	(e)(f)
Wellington Bidco Inc.		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		06/2030		830	833	822	(e)(g)
Wellness AcquisitionCo, Inc.		1st Lien Revolving Loan					01/2029		—	—	—	(e)(g)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		01/2029		5,280	5,246	5,280	(e)(f)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		01/2029		3,700	3,684	3,700	(e)(f)
Wellness AcquisitionCo, Inc.		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		01/2029		534	532	535	(e)
Wellness AcquisitionCo, Inc.		1st Lien Delay Draw Term Loan	8.48%	SOFR (Q)	4.75%		01/2029		824	821	824	(e)
WorkWave Intermediate II, LLC		1st Lien Revolving Loan	9.49%	SOFR (Q)	5.75%		09/2032		650	694	637	(e)(g)
WorkWave Intermediate II, LLC		1st Lien Term Loan	9.45%	SOFR (Q)	5.75%		09/2032		43,435	43,088	42,566	(e)(f)
										1,312,755	1,248,727		26.41%
Sports, Media and Entertainment
3 Step Sports LLC		1st Lien Revolving Loan	10.15%	SOFR (M)	6.50%		10/2028		99	98	99	(e)(g)
3 Step Sports LLC		1st Lien Term Loan	10.23%	SOFR (Q)	6.50%		10/2029		2,433	2,378	2,434	(e)(f)
3 Step Sports LLC		1st Lien Delay Draw Term Loan	10.23%	SOFR (Q)	6.50%		10/2029		246	192	246	(e)(g)
Aventine Intermediate LLC		1st Lien Term Loan	9.80% (3.50% PIK)	SOFR (Q)	6.00%		06/2029		1,378	1,373	1,268	(e)(f)
Aventine Intermediate LLC		1st Lien Delay Draw Term Loan	9.80% (3.50% PIK)	SOFR (Q)	6.00%		06/2029		561	560	516	(e)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Bad Vibes Forever, LLC and Bad Vibes Forever Publishing, LLC		1st Lien Term Loan	9.35%	SOFR (S)	5.50%		06/2032		$537	$530	$538	(e)
Create Music Holdings, LLC		2nd Lien Term Loan	10.14% (3.25% PIK)	SOFR (Q)	6.25%		02/2033		1,265	1,248	1,243	(e)
Create Music Holdings, LLC		2nd Lien Delay Draw Term Loan					02/2033		—	—	—	(e)(g)
Fever Labs, Inc.		1st Lien Revolving Loan	11.00%				11/2028		3,018	3,013	3,018	(e)(g)
Fever Labs, Inc.		1st Lien Term Loan	10.98%				11/2028		3,918	3,805	3,918	(e)
Fever Labs, Inc.		1st Lien Delay Draw Term Loan	10.74%				11/2028		1,349	1,307	1,349	(e)(g)
Global Music Rights, LLC		1st Lien Revolving Loan	7.88%	SOFR (M)	4.25%		12/2031		2,577	2,428	2,602	(e)(g)
Global Music Rights, LLC		1st Lien Term Loan	7.98%	SOFR (Q)	4.25%		12/2031		64,370	63,436	65,014	(e)(f)
League One Volleyball Clubs, LLC		1st Lien Delay Draw Term Loan	10.48%	SOFR (Q)	6.75%		01/2030		2	2	2	(e)(g)
Legends Hospitality Holding Company, LLC		1st Lien Revolving Loan	8.64%	SOFR (M)	5.00%		08/2030		165	165	163	(e)(g)
Legends Hospitality Holding Company, LLC		1st Lien Term Loan	9.16% (2.75% PIK)	SOFR (Q)	5.50%		08/2031		6,225	6,134	6,162	(e)(f)
Legends Hospitality Holding Company, LLC		1st Lien Delay Draw Term Loan	8.66%	SOFR (Q)	5.00%		08/2031		351	348	348	(e)
MARI EVENTS MIDCO LLC		1st Lien Term Loan	7.73%	SOFR (Q)	4.00%		10/2032		41	40	40	(e)
MARI EVENTS MIDCO LLC		1st Lien Delay Draw Term Loan	7.73%	SOFR (Q)	4.00%		10/2032		31	31	31	(e)(g)
Mari Miami II LLC		1st Lien Term Loan	8.73%	SOFR (Q)	5.00%		10/2032		172	171	172	(e)(f)
NEP Group, Inc.		1st Lien Term Loan	8.14%	SOFR (M)	4.50%		10/2031		15,625	15,348	14,682
Production Resource Group, L.L.C.		1st Lien Term Loan	11.18% (11.22% PIK)	SOFR (Q)	7.50%		10/2030		1,472	1,441	1,472	(e)
Production Resource Group, L.L.C.		1st Lien Delay Draw Term Loan	11.30% PIK	SOFR (M)	7.50%		10/2030		137	133	137	(e)
Professional Fighters League, LLC		1st Lien Term Loan	14.00% PIK				01/2029		506	492	506	(e)
Shout! Factory, LLC		1st Lien Revolving Loan	8.90%	SOFR (Q)	5.25%		06/2031		23	23	23	(e)(g)
Shout! Factory, LLC		1st Lien Term Loan	8.98%	SOFR (Q)	5.25%		06/2031		656	648	643	(e)(f)
Voldex Entertainment Limited	United Kingdom	1st Lien Term Loan	10.98%	SOFR (Q)	7.25%		01/2029		11	11	11	(e)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
WRE Sports Investments LLC		1st Lien Term Loan	11.00% (5.50% PIK)				07/2031			$7,683	$7,544	$7,683	(e)
WRE Sports Investments LLC		1st Lien Delay Draw Term Loan	11.00% (5.50% PIK)				07/2031			742	742	742	(e)(g)
											113,641	115,062		2.43%
Technology Hardware and Equipment
365RM Holdco, LLC		1st Lien Revolving Loan	8.48%	SOFR (Q)	4.75%		05/2033			27	27	27	(e)(g)
365RM Holdco, LLC		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		05/2033			1,367	1,353	1,353	(e)(f)
365RM Holdco, LLC		1st Lien Delay Draw Term Loan					05/2033			—	—	—	(e)(g)
Addsecure Group Services AB	Sweden	1st Lien Term Loan	7.24%	STIBOR (Q)	5.25%		01/2033		SEK	45,630	4,748	4,706	(e)
Addsecure Group Services AB	Sweden	1st Lien Delay Draw Term Loan					03/2033		SEK	—	6	—	(e)(g)
Chariot Buyer LLC		1st Lien Revolving Loan					01/2029			—	—	—	(e)(g)
ConnectWise, LLC		1st Lien Term Loan	7.49%	SOFR (Q)	3.50%		09/2028			5,499	5,508	5,042	(f)
Cotiviti Holdings, Inc.		1st Lien Term Loan	6.37%	SOFR (M)	2.75%		03/2032			5,445	5,398	4,934
Excelitas Technologies Corp.		1st Lien Term Loan	8.89%	SOFR (M)	5.25%		08/2029			4,009	4,000	4,009	(e)(f)
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolving Loan					02/2029			—	—	—	(e)(g)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		02/2030			11,636	11,543	11,636	(e)(f)
Repairify, Inc.		1st Lien Revolving Loan	9.20%	SOFR (S)	5.25%		06/2027			540	538	540	(e)(g)
Repairify, Inc.		1st Lien Term Loan	8.99%	SOFR (Q)	5.25%		06/2027			3,960	3,942	3,961	(e)(f)
											37,063	36,208		0.77%
Telecommunication Services
CB-SDG Limited	United Kingdom	1st Lien Term Loan	9.85%	SONIA (Q)	6.00%		04/2027			£28	37	37	(e)(g)
CB-SDG Limited	United Kingdom	1st Lien Term Loan					04/2028			£2,076	2,088	458	(e)(i)
Delta Topco, Inc.		1st Lien Term Loan	6.40%	SOFR (Q)	2.75%		11/2029			11,310	11,249	10,681	(f)
Hamsard 3713 Limited	United Kingdom	1st Lien Term Loan	8.90%	EURIBOR (Q)	6.61%		11/2030			€8,541	9,253	9,758	(e)
Hamsard 3713 Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.51%	SOFR (Q)	6.61%		11/2030			€3,968	4,210	4,534	(e)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Hamsard 3713 Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.51%	SOFR (Q)	6.61%		11/2030		$568	$551	$568	(e)
Panther NewCo	France	1st Lien Term Loan	7.72%	EURIBOR (Q)	5.43%		05/2029		€8,250	8,724	9,427	(e)
Panther NewCo	France	1st Lien Delay Draw Term Loan	7.72%	EURIBOR (Q)	5.43%		05/2029		€2,798	2,951	3,197	(e)
Panther NewCo	France	1st Lien Delay Draw Term Loan	7.97%	EURIBOR (Q)	5.68%		05/2029		€4,663	5,165	5,328	(e)
Panther NewCo	France	1st Lien Delay Draw Term Loan					05/2029		€—	—	—	(e)(g)(h)
Radiate Holdco LLC		1st Lien Term Loan	7.64%	SOFR (M)	4.00%		06/2029		2,609	2,587	2,605
Radiate Holdco LLC		1st Lien Delay Draw Term Loan	7.64%	SOFR (M)	4.00%		06/2029		1,785	1,729	1,782	(g)
Ristretto Bidco B.V.		1st Lien Revolving Loan	9.69%	SOFR (Q)	6.00%		12/2030		1,536	1,582	1,475	(e)(g)
Ristretto Bidco B.V.		1st Lien Term Loan	10.17% (3.50% PIK)	SOFR (Q)	6.50%		12/2030		27,071	26,866	25,988	(e)(f)
Ristretto Bidco B.V.		1st Lien Delay Draw Term Loan	10.17% (3.50% PIK)	SOFR (Q)	6.50%		12/2030		2,005	2,137	1,925	(e)(g)
Zayo Group Holdings, Inc.		1st Lien Term Loan	7.26% (0.50% PIK)	SOFR (M)	3.50%		03/2030		5,753	5,482	5,751	(f)
										84,611	83,514		1.77%
Transportation
Draken Bidco Limited	United Kingdom	1st Lien Term Loan	10.57%	SOFR (S)	6.50%		07/2029		10,560	10,361	10,560	(e)(f)
Draken Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.60%	SOFR (S)	6.50%		07/2029		1,440	1,414	1,440	(e)
First Student Bidco Inc.		1st Lien Term Loan	5.98%	SOFR (Q)	2.25%		08/2030		6,135	6,133	6,135	(f)
FTAI Infrastructure Inc.		1st Lien Term Loan	9.75%				02/2028		15,803	15,406	15,713	(e)
Jeppesen Holdings, LLC		1st Lien Revolving Loan					11/2032		—	—	—	(e)(g)
Jeppesen Holdings, LLC		1st Lien Term Loan	8.41%	SOFR (Q)	4.75%		11/2032		1,235	1,227	1,223	(e)(f)
Neovia Logistics, LP		1st Lien Term Loan	12.90%	SOFR (Q)	9.00%		11/2027		517	510	517	(e)
Zeppelin US Buyer Inc.		1st Lien Revolving Loan	8.44%	SOFR (Q)	4.75%		08/2032		25	25	25	(e)(g)
Zeppelin US Buyer Inc.		1st Lien Term Loan	8.48%	SOFR (Q)	4.75%		08/2032		402	399	398	(e)(f)
Zeppelin US Buyer Inc.		1st Lien Delay Draw Term Loan					08/2032		—	1	—	(e)(g)
										35,476	36,011		0.76%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Utilities
Semper Holding BV	Netherlands	1st Lien Term Loan	7.95%	EURIBOR (S)	5.45%		02/2031		€7,500	$8,256	$8,570	(e)(f)
Semper Holding BV	Netherlands	1st Lien Term Loan	7.45%	EURIBOR (S)	4.95%		02/2031		€22,353	22,489	25,540	(e)
Watt Holdco Limited	Ireland	1st Lien Term Loan	7.66%	EURIBOR (Q)	5.25%		09/2031		€3,000	3,277	3,427	(e)
Watt Holdco Limited	Ireland	1st Lien Delay Draw Term Loan	8.98%	SONIA (Q)	5.25%		09/2031		€184	186	210	(e)(g)
										34,208	37,747	(f)	0.80%
Total Senior Loans										5,096,700	4,982,439		105.39%
Subordinated Loans(b)(c)(d)
Capital Goods
OPH NEP Investment, LLC		Senior Subordinated Loan	10.00% (7.00% PIK)				05/2032		11,269	10,591	10,931	(e)
										10,591	10,931		0.23%
Commercial and Professional Services
Covert HoldCo, LP		Senior Subordinated Loan	9.48%	SOFR (Q)	5.75%		03/2031		25,514	25,042	25,004	(e)
TVG-MGT UPPER INTERMEDIATE HOLDINGS, LLC		Senior Subordinated Loan	14.00% PIK				08/2031		509	497	494	(e)
										25,539	25,498		0.54%
Consumer Distribution and Retail
Carrera Bidco Limited	United Kingdom	Senior Subordinated Loan	7.75%	EURIBOR (S)	5.25%		11/2032		€5,865	6,612	6,702	(e)
										6,612	6,702		0.14%
Consumer Durables and Apparel
Centric Brands TopCo, LLC		Senior Subordinated Loan	10.15%	SOFR (Q)	6.50%		02/2031		452	431	452	(e)
Centric Brands TopCo, LLC		Senior Subordinated Loan	11.65% PIK	SOFR (Q)	8.00%		02/2031		1,085	1,040	1,085	(e)
										1,471	1,537		0.03%
Data Centers
Retained Vantage Data Centers Intermediate Holdco, L.P_Retained Vantage Data Centers Assets, LP		Senior Subordinated Loan	9.50%				12/2031		78,015	76,690	78,015	(e)
										76,690	78,015		1.65%
Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Subordinated Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Equity Real Estate Investment Trusts (REITs)
Fiber Intermediate Holdings, LLC		Senior Subordinated Loan	10.40%	SOFR (Q)	6.75%		05/2031			$16,590	$16,108	$16,092	(e)
											16,108	16,092		0.34%
Financial Services
BCC Blueprint Holdings I, LLC		Senior Subordinated Loan	10.43%	SOFR (Q)	6.75%		09/2027			7,377	7,330	7,377	(e)
BCC Blueprint Holdings I, LLC		Senior Subordinated Loan	10.48%	SOFR (Q)	6.75%		12/2031			8,873	8,727	8,873	(e)
eCapital Finance Corp.	Canada	Senior Subordinated Loan	10.97%	SOFR (M)	7.25%		09/2029			59,489	59,319	58,894	(e)
Gapco Aiv Interholdco (CP), L.P.		Senior Subordinated Loan	10.48% PIK	SOFR (Q)	6.75%		03/2033			9,232	9,000	9,232	(e)
TPG IX Cardiff Debt HoldCo I, LLC		Senior Subordinated Loan	10.18% PIK	SOFR (Q)	6.50%		01/2033			4,697	4,580	4,697	(e)
TVG-TMG Topco, Inc.		Senior Subordinated Loan	12.00% PIK				03/2029			4,578	4,542	4,578	(e)
											93,498	93,651		1.98%
Food, Beverage and Tobacco
Forward Keystone Holdings, LP		Senior Subordinated Loan	15.00% (8.00% PIK)				03/2029			4,278	4,178	4,278	(e)(g)
											4,178	4,278		0.09%
Health Care Equipment and Services
AmeriVet Partners Management, Inc.		Senior Subordinated Loan					12/2030			11,636	9,968	7,214	(e)(i)
Silver Midco 1 GmbH	Germany	Senior Subordinated Loan	12.50% PIK				06/2031			€1,864	2,153	2,091	(e)(g)
											12,121	9,305		0.20%
Insurance
15484910 Canada Inc.	Canada	Senior Subordinated Loan	14.00% PIK				04/2035		CAD	2,430	1,672	1,713	(e)(g)
Slaine Holdings LLC		Senior Subordinated Loan	10.14%	SOFR (M)	6.50%		05/2030			6,056	5,956	6,056	(e)
Slaine Holdings LLC		Senior Subordinated Loan					05/2030			—	—	—	(e)(g)
											7,628	7,769		0.16%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Subordinated Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, LP		Senior Subordinated Loan	11.00% PIK				03/2027			$12	$12	$12	(e)
											12	12		—%
Software and Services
BCTO Ignition Purchaser, Inc.		Senior Subordinated Loan	11.17% PIK	SOFR (Q)	7.50%		10/2030			1,816	1,790	1,816	(e)
Cascade Intermediate II, Inc.		Senior Subordinated Loan	13.00% PIK				09/2033			475	467	468	(e)
WPT Intermediate Holdco, Inc.		Senior Subordinated Loan	13.25% PIK				05/2029			23,932	23,637	19,385	(e)
											25,894	21,669		0.46%
Sports, Media and Entertainment
22 HoldCo Limited	United Kingdom	Senior Subordinated Loan	11.51% PIK	SONIA (S)	7.50%		08/2033			£6,042	7,618	8,014	(e)
Professional Fighters League, LLC		Senior Subordinated Loan	8.00% PIK				01/2036			10	7	7	(e)
											7,625	8,021		0.17%
Transportation
Nordic Ferry Infrastructure AS	Norway	Senior Subordinated Loan	9.56%	NIBOR (Q)	5.00%		11/2031		NOK	207,385	18,541	20,951	(e)
Nordic Ferry Infrastructure AS	Norway	Senior Subordinated Loan	7.23%	EURIBOR (Q)	5.00%		11/2031			€17,459	18,682	19,949	(e)
											37,223	40,900		0.87%
Utilities
BNZ TopCo B.V.	Netherlands	Senior Subordinated Loan	8.88%	EURIBOR (Q)	6.75%		10/2030			€4,114	4,128	4,607	(e)(g)
											4,128	4,607		0.10%
Total Subordinated Loans											329,318	328,987		6.96%
Corporate Bonds(b)(c)
Capital Goods
Wilsonart LLC			11.00%				08/2032			12,869	12,255	10,428	(d)
											12,255	10,428		0.22%
Commercial and Professional Services
Antenore Bidco SpA	Italy		8.67%				10/2030			€4,850	5,226	5,541	(e)
NBLY 2021-1			3.58%				04/2051			24	24	23	(d)(e)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Neptune BidCo US Inc.			9.29%				04/2029		$8,991	$8,791	$9,169	(d)
VRC Companies, LLC			12.00% (2.00% PIK)				06/2028		27	28	27	(e)
										14,069	14,760		0.31%
Consumer Services
AUTHB 2021-1			3.73%				07/2051		24	24	23	(d)(e)
SERV 2020-1			3.34%				01/2051		23	23	21	(d)(e)
										47	44		—%
Energy
Enviva Partners LP / Enviva Partners Finance Corp							01/2027		17,217	—	—	(d)(e)(i)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp			6.00%				12/2030		7,000	6,692	7,003	(d)
Venture Global LNG Inc			8.38%				06/2031		4,997	4,893	5,198	(d)
										11,585	12,201		0.26%
Financial Services
BCC Blueprint Investments, LLC			9.30% PIK				09/2026		939	939	939	(d)(e)
HighTower Holding, LLC			6.75%				04/2029		3,280	2,993	3,261	(d)
PROSE 2024-3			8.85%				10/2054		25,000	25,000	25,161	(d)(e)
Trinity Capital Inc			7.54%				10/2027		20,300	20,300	20,363	(e)
TriplePoint Venture Growth BDC Corp			9.11%				02/2028		17,100	17,100	17,069	(e)
										66,332	66,793		1.41%
Food, Beverage and Tobacco
Primo Water Holdings Inc / Triton Water Holdings Inc			6.25%				04/2029		100	100	100	(d)
										100	100		—%
Health Care Equipment and Services
Integer Holdings Corp			1.88%				03/2030		1,494	1,374	1,444
MPH Acquisition Holdings LLC			6.00%				03/2031		4,302	3,819	2,572	(d)
Team Health Holdings, Inc.			8.38%				06/2028		6,000	6,000	6,039	(d)
										11,193	10,055		0.21%
Insurance
SQ ABS Issuer, LLC			8.54%				10/2039		990	982	990	(e)
										982	990		0.02%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Materials
Trident TPI Holdings, Inc.			12.75%				12/2028		$4,083	$4,113	$4,089	(d)
WR Grace Holdings LLC			6.63%	SOFR (S)	6.63%		08/2032		5,000	5,000	4,848	(d)
										9,113	8,937		0.13%
Pharmaceuticals, Biotechnology and Life Sciences
IGEA BIDCO S.P.A	Italy		5.90% (4.50% PIK)				09/2031		€3,710	3,961	4,239	(e)
IGEA BIDCO S.P.A	Italy		5.90%				09/2031		€757	859	865	(e)
MASCO GROUP S.P.A.	Italy		7.76%				12/2031		€2,063	2,359	2,357	(e)
										7,179	7,461		0.16%
Software and Services
Cloud Software Group, Inc.			8.25%				06/2032		3,400	3,400	3,191	(d)
Practicetek Midco, LLC			14.00% PIK				08/2030		11,997	11,824	11,996	(e)
										15,224	15,187		0.32%
Sports, Media and Entertainment
Aventine Holdings II LLC							12/2030		17,193	16,898	12,551	(e)(i)
										16,898	12,551		0.27%
Telecommunication Services
Zayo Group Holdings, Inc.			9.25%				03/2030		6,049	5,503	6,041	(d)
										5,503	6,041		0.13%
Total Corporate Bonds										170,480	165,548		3.50%
Collateralized Loan Obligations — Debt(b)(c)(d)(e)
ABPCI 2022-11A ER	Cayman Islands		10.67%	SOFR (Q)	7.00%		01/2038		7,000	7,000	6,967
ABPCI 2023-12A ER	Jersey		11.92%	SOFR (Q)	8.25%		07/2037		2,850	2,850	2,868
ABPCI 2025-20A E			9.91%	SOFR (Q)	6.25%		04/2037		1,450	1,450	1,432
ABPF 2025-2A D	Cayman Islands		10.93%	SOFR (Q)	7.25%		10/2037		1,400	1,400	1,402
ANCHC 2019-13A ERR	Cayman Islands		10.17%	SOFR (Q)	6.50%		04/2038		5,000	5,000	4,684
ATRM 14A ER	Cayman Islands		10.18%	SOFR (Q)	6.50%		10/2037		5,600	5,600	5,037
ATRM 15A ER	Cayman Islands		10.18%	SOFR (Q)	6.50%		07/2037		1,875	1,905	1,657
BABSN 2023-1A ER	Cayman Islands		10.38%	SOFR (Q)	6.70%		04/2038		900	900	900
BALLY 2024-26A D	Cayman Islands		9.77%	SOFR (Q)	6.10%		07/2037		1,800	1,800	1,809

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)	% of Net Assets
BSP 2016-9A ER2	Cayman Islands		9.58%	SOFR (Q)	5.90%		10/2037		$3,125	$3,125	$3,134
BSP 2018-14A ER	Cayman Islands		9.83%	SOFR (Q)	6.15%		10/2037		5,500	5,500	5,527
BSP 2023-31A ER	Jersey		10.84%	SOFR (Q)	7.17%		04/2038		375	368	378
BSP 2024-38A E	Cayman Islands		8.67%	SOFR (Q)	5.00%		01/2038		3,750	3,750	3,710
CAVU 2021-1A ER	Cayman Islands		10.67%	SOFR (Q)	7.00%		07/2037		1,250	1,250	1,238
CAVU 2022-2A ER	Cayman Islands		10.13%	SOFR (Q)	6.45%		03/2038		2,950	2,950	2,951
CGMS 2020-1A DRR	Cayman Islands		8.63%	SOFR (Q)	4.95%		01/2038		3,750	3,750	3,633
CGMS 2022-2A ER	Cayman Islands		10.63%	SOFR (Q)	6.95%		01/2038		2,850	2,850	2,805
CGMS 2022-5A ER	Cayman Islands		10.77%	SOFR (Q)	7.10%		10/2037		4,190	4,190	4,192
CGMS 2024-3A E	Cayman Islands		10.07%	SOFR (Q)	6.40%		07/2036		1,788	1,788	1,794
CIFC 2021-4A ER	Cayman Islands		9.87%	SOFR (Q)	6.20%		07/2037		1,000	1,001	1,003
CIFC 2021-5A ER	Cayman Islands		8.77%	SOFR (Q)	5.10%		01/2038		350	334	346
CIFC 2022-6A ER	Cayman Islands		9.43%	SOFR (Q)	5.75%		10/2038		438	438	438
CIFC RE4V2T E	Cayman Islands		10.28%	SOFR (Q)	6.60%		04/2037		375	384	375
CPTPK 2024-1A E	Jersey		9.68%	SOFR (Q)	6.00%		07/2037		1,750	1,750	1,686
DRSLF 2022-104A ER	Cayman Islands		11.04%	SOFR (Q)	7.40%		08/2034		5,756	5,756	5,778
ELM12 2021-5A ER	Cayman Islands		9.57%	SOFR (Q)	5.90%		10/2037		1,475	1,475	1,470
ELM24 2023-3A ER	Cayman Islands		8.78%	SOFR (Q)	5.10%		01/2038		2,000	2,000	1,984
ELM30 2024-6A E	Cayman Islands		8.93%	SOFR (Q)	5.25%		07/2037		1,250	1,267	1,256
ELMW4 2020-1A ER	Cayman Islands		9.83%	SOFR (Q)	6.15%		04/2037		2,738	2,760	2,718
ELMW8 2021-1A ER	Cayman Islands		9.93%	SOFR (Q)	6.25%		04/2037		3,000	3,033	2,920
HAMLN 2024-1A E	Jersey		9.08%	SOFR (Q)	5.40%		10/2037		2,018	2,018	1,955
INVCO 2023-2A ER	Jersey		11.55%	SOFR (Q)	7.88%		04/2038		1,600	1,554	1,610
KKR 2024-53A E	Cayman Islands		10.17%	SOFR (Q)	6.50%		01/2038		2,235	2,235	2,243
KLLM 2022-10A ER	Cayman Islands		8.56%	SOFR (Q)	4.90%		01/2038		2,750	2,750	2,606
KLLM 2A ER2	Cayman Islands		11.01%	SOFR (Q)	7.35%		10/2037		250	251	246
KLLM 6A ER2	Cayman Islands		10.91%	SOFR (Q)	7.25%		10/2037		1,820	1,820	1,798
KLLM 9A ER	Cayman Islands		10.03%	SOFR (Q)	6.35%		01/2038		2,000	2,000	1,930

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)	% of Net Assets
MAGNE 2022-33A ER	Cayman Islands		9.23%	SOFR (Q)	5.55%		10/2037		$5,875	$5,875	$5,883
MDPK 2014-14A FR	Cayman Islands		11.70%	SOFR (Q)	8.03%		10/2030		1,061	1,015	208
MDPK 2016-20A ERR	Cayman Islands		10.07%	SOFR (Q)	6.40%		10/2037		2,728	2,728	2,426
MDPK 2018-30A D2R	Cayman Islands		8.50%				07/2037		750	750	748
MDPK 2018-31A ER	Cayman Islands		10.07%	SOFR (Q)	6.40%		07/2037		650	651	570
MDPK 2018-32A ER2	Cayman Islands		10.06%	SOFR (Q)	6.40%		07/2037		6,050	6,050	5,425
MDPK 2019-34A ERR	Cayman Islands		10.18%	SOFR (Q)	6.50%		10/2037		1,700	1,700	1,496
MDPK 2021-59A ER	Cayman Islands		10.08%	SOFR (Q)	6.40%		04/2037		2,860	2,857	2,560
MDPK 2022-60A ER	Cayman Islands		10.17%	SOFR (Q)	6.50%		10/2037		5,625	5,625	5,256
MDPK 2023-63A ER	Cayman Islands		9.67%	SOFR (Q)	6.00%		07/2038		1,500	1,500	1,347
MDPK 2024-66A E	Cayman Islands		9.17%	SOFR (Q)	5.50%		10/2037		2,500	2,500	2,398
MDPK 2024-68A E	Jersey		8.78%	SOFR (Q)	5.10%		01/2038		2,375	2,375	2,291
NMC CLO-2A ER	Cayman Islands		9.37%	SOFR (Q)	5.70%		01/2038		938	938	927
OAKC 2016-13A ER2	Cayman Islands		9.42%	SOFR (Q)	5.75%		10/2037		1,220	1,220	1,213
OAKC 2020-6A ER2	Cayman Islands		8.93%	SOFR (Q)	5.25%		10/2037		1,100	1,100	1,082
OAKC 2021-10RA E	Cayman Islands		8.53%	SOFR (Q)	4.85%		07/2038		1,800	1,800	1,765
OAKC 2021-9A ER	Cayman Islands		9.18%	SOFR (Q)	5.50%		10/2037		2,050	2,050	2,030
OCT61 2023-2A ER	Cayman Islands		11.57%	SOFR (Q)	7.89%		04/2038		850	826	855
OCT63 2024-2A E	Cayman Islands		10.18%	SOFR (Q)	6.50%		07/2037		1,167	1,128	1,172
PXLY 2024-1A E	Cayman Islands		8.67%	SOFR (Q)	5.00%		01/2037		6,050	6,050	5,681
STKPK 2022-1A ER	Jersey		9.82%	SOFR (Q)	6.15%		10/2037		1,688	1,688	1,549
SYMP 2022-33A E1R	Jersey		9.02%	SOFR (Q)	5.35%		01/2038		1,250	1,250	1,215
VOYA 2024-1A E	Cayman Islands		10.32%	SOFR (Q)	6.65%		04/2037		1,682	1,740	1,682
VOYA 2025-2A E	Cayman Islands		9.92%	SOFR (Q)	6.25%		07/2038		2,775	2,732	2,804
										146,400	141,063	2.98%
Total Collateralized Loan Obligations — Debt										146,400	141,063	2.98%
Collateralized Loan Obligations — Equity(d)(e)(m)
AIMCO 2020-11A SUB	Cayman Islands		14.14%				10/2034		7,971	5,899	5,241
AIMCO 2021-16A SUB	Cayman Islands						07/2037		7,033	5,163	3,861

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e)(m) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)	% of Net Assets
AIMCO 2023-20A SUB	Cayman Islands		17.93%				10/2038		$1,543	$1,232	$1,200
AIMCO 2024-22A SUB	Jersey		16.15%				04/2039		796	653	562
AIMCO 2025-23A SUB	Cayman Islands		16.15%				04/2038		8,870	7,425	6,884
AIMCO 2025-28A SUB	Cayman Islands		15.12%				01/2039		8,890	8,196	7,255
AIMCO CLO 30, LTD.			21.00%				11/2030		1,586	1,586	1,586
ANCHC 2021-19A SUB	Cayman Islands		16.11%				10/2038		1,120	727	584
ANCHC 2021-20A SUB	Cayman Islands		4.98%				01/2035		3,500	1,425	699
ANCHC 2021-20X SUB	Cayman Islands		1.45%				01/2035		1,150	513	230
ANCHF 2015-1A SBR2	Cayman Islands						07/2037		4,860	1,864	808
ANCHF 2015-2A SBR	Cayman Islands						04/2038		4,550	13	303
ANCHF 2016-3A SUBR	Cayman Islands						01/2039		3,360	2,163	1,963
ANCHF 2016-4A SUB	Cayman Islands						04/2039		4,830	2,892	2,626
ANCHF 2018-5A SUB2	Cayman Islands						04/2036		4,682	—	8
ANCHF 2018-6A SUB2	Cayman Islands						07/2036		1,800	—	—
ANCHF 2019-7A SUB2	Cayman Islands						04/2037		1,420	409	57
ANCHF 2019-8A SUB	Cayman Islands						07/2037		404	29	52
ANCHF 2019-9A SUB	Cayman Islands						10/2037		930	628	577
ANCHF 2020-10A SUB	Cayman Islands						04/2038		1,731	948	931
ANCHF 2025-18A SUB	Cayman Islands		13.50%				10/2040		18,608	17,726	16,871
ANCHF 2025-19A SUB	Cayman Islands		13.24%				10/2040		20,560	19,181	15,376
ANCHF 2026-20A SUB	Cayman Islands		8.30%				04/2042		5,065	5,065	5,123
ATRM 14A SUB	Cayman Islands		10.20%				10/2037		17,839	8,581	6,072
ATRM 14X SUB	Cayman Islands		10.20%				10/2037		510	278	174
ATRM 15A SUB	Cayman Islands		8.55%				01/2031		4,080	1,674	953
BALLY 2022-21X SUB	Jersey		11.33%				10/2037		2,730	2,285	1,632
BALLY 2024-26A SUB	Cayman Islands		13.74%				07/2037		2,760	1,760	1,343
BCC 2017-2A SUB	Cayman Islands		16.80%				07/2037		7,371	3,737	2,045

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e)(m) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)	% of Net Assets
BCC 2018-1A SUB	Cayman Islands						04/2031		$1,420	$29	$12
BCC 2019-2A SUB	Cayman Islands		90.75%				10/2032		810	342	112
BCC 2021-2A SUB	Cayman Islands		36.33%				07/2034		1,000	336	113
BCC 2022-1A SUB	Cayman Islands		15.75%				10/2038		26,712	9,090	6,350
BCC 2024-2A SUB	Jersey		12.34%				07/2037		1,620	1,264	779
BERRY 2024-1A M	Jersey						10/2037		3,580	—	188
BERRY 2024-1A SUB	Jersey		10.47%				10/2037		3,580	2,763	1,739
BSP 2023-32A SUB	Jersey		16.60%				10/2038		740	615	555
BSP 2024-37A SUB	Cayman Islands		13.38%				01/2038		6,670	6,254	5,157
BYRDPK 2025-1A M	Cayman Islands						07/2038		860	—	17
BYRDPK 2025-1A SUB	Cayman Islands		16.67%				07/2038		860	612	476
CEDF 2021-14A SUB	Cayman Islands		12.61%				07/2033		1,450	764	502
CGMS 2018-3A SUB	Cayman Islands						10/2030		750	26	1
CGMS 2018-4A SUB	Cayman Islands		10.23%				01/2031		3,487	1,631	934
CGMS 2021-2A SUB	Cayman Islands		14.58%				04/2038		5,574	3,602	2,571
CGMS 2021-4A SUB	Cayman Islands						04/2034		3,060	406	168
CGMS 2021-8A SUBA	Cayman Islands		14.96%				10/2034		1,162	646	484
CGMS 2022-6A SUB	Cayman Islands		15.11%				10/2038		836	708	559
CGMS 2023-1A SUB	Cayman Islands		13.06%				07/2037		8,000	6,134	4,124
CGMS 2023-2A SUB	Cayman Islands		14.17%				07/2038		8,377	6,625	4,045
CGMS 2023-5A SUB	Cayman Islands						01/2036		3,080	203	161
CGMS 2024-3A SUB	Cayman Islands		11.09%				07/2036		3,750	2,830	1,767
CGMS 2024-5A INC	Cayman Islands		12.77%				10/2036		2,580	2,101	1,588
CGMS 2025-5A SUB	Cayman Islands		14.33%				01/2039		7,675	6,840	5,910
CIFC 2018-1A SUB	Cayman Islands		8.75%				01/2038		3,982	1,590	1,132
CIFC 2018-5A SUB	Cayman Islands		9.99%				07/2038		500	254	180
CIFC 2019-1A SUB	Cayman Islands		16.15%				10/2037		8,702	4,310	3,810
CIFC 2019-5A INC	Cayman Islands		17.17%				10/2038		1,230	738	651
CIFC 2021-7A SUB	Cayman Islands		14.99%				01/2035		250	166	124

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e)(m) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
CIFC 2022-2A SUBB	Cayman Islands		9.96%				04/2035		$1,900	$1,320	$798
CIFC 2022-5A SUB	Cayman Islands		16.13%				03/2038		10,376	7,721	7,034
CIFC 2024-3A SUB	Cayman Islands		11.46%				07/2037		680	543	414
CIFC 2024-4A SUB	Cayman Islands		13.51%				10/2037		3,570	2,997	2,474
CIFC 2025-3A SUB	Cayman Islands		12.84%				07/2038		7,712	6,272	5,472
CIFC 2025-4A SUB	Cayman Islands		12.97%				10/2038		8,240	7,183	6,459
CIFC 2025-7A SUB	Cayman Islands		15.08%				01/2039		9,135	8,112	7,731
CIFC 2026-2A SUB	Cayman Islands						07/2039		3,580	3,222	3,276	(k)
CLRMPK 2025-1A M	Cayman Islands						04/2038		12,479	—	328
CLRMPK 2025-1A SUB	Cayman Islands		13.84%				04/2038		12,479	9,974	6,916
DCLO 2021-1A SUB	Cayman Islands		13.86%				10/2037		1,445	1,176	982
DCLO 2025-9A SUB	Cayman Islands		17.22%				04/2038		1,120	915	839
DRSLF 2022-98A SUB	Cayman Islands		15.29%				04/2035		4,000	1,718	1,192
DRSLF 2022-98X SUB	Cayman Islands		15.29%				04/2035		1,000	436	298
ELM11 2021-4A SUB	Cayman Islands		14.57%				10/2034		4,320	3,293	2,644
ELM15 2022-2A INC	Jersey		8.38%				04/2035		3,050	2,013	1,270
ELM24 2023-3A SUB	Cayman Islands		9.53%				12/2033		1,555	1,186	725
ELM26 2024-1A SUB	Cayman Islands		13.28%				04/2039		865	670	513
ELM32 2024-8A SUB	Cayman Islands		11.08%				10/2037		3,450	2,895	2,166
ELM35 2024-11A SUB	Cayman Islands		11.05%				10/2037		1,990	1,684	1,304
ELM44 2025-7A SUB	Cayman Islands		13.17%				10/2038		11,760	9,380	8,446
HPPK 2024-1A SUB	Jersey		13.49%				10/2037		2,900	2,283	1,484
INVCO 2021-2A SUB	Cayman Islands		28.98%				07/2034		440	188	59
INVCO 2021-2A Y	Cayman Islands						07/2034		44	—	8
KKR 2024-50A SUB	Cayman Islands		13.76%				04/2039		2,594	1,704	1,100
KKR 2024-53A SUB	Cayman Islands		10.20%				01/2038		7,000	5,582	4,137
KKR 2024-56A SUB	Cayman Islands		11.75%				10/2037		4,240	3,208	2,494
KKR 32A SUB	Cayman Islands		11.50%				04/2037		1,067	427	462

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e)(m) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)	% of Net Assets
KLLM 2024-18A SUB	Cayman Islands		13.82%				01/2038		$8,160	$6,467	$4,730
KLLM 2024-20A SUB	Cayman Islands						01/2038		11,050	8,775	6,943
KLLM 7A SUB	Cayman Islands		17.90%				04/2037		4,000	2,074	1,470
MAGNE 2020-28A SUB	Cayman Islands		13.44%				01/2035		9,666	6,599	5,292
MAGNE 2024-38A SUB							04/2037		444	331	293
MAGNE 2024-42A SUB	Cayman Islands		16.31%				01/2038		728	499	434
MAGNE 2024-44A SUB			12.64%				10/2037		4,670	3,754	2,994
MAGNE 2025-43A SUB	Cayman Islands		17.96%				07/2038		1,160	769	782
MAGNE 2025-48A SUB	Cayman Islands		12.23%				10/2038		9,560	8,360	6,695
MAGNE 2025-51A SUB	Cayman Islands		13.63%				10/2038		10,940	9,816	8,569
MAGNE 2026-55A SUB	Cayman Islands		12.10%				04/2039		9,595	8,636	8,270
MDPK 2015-17A SUB	Cayman Islands		15.54%				07/2045		35,192	4,467	2,544
MDPK 2015-17X SUB	Cayman Islands		15.54%				07/2030		3,660	465	265
MDPK 2016-22A SUB	Cayman Islands		15.69%				01/2033		10,434	4,858	3,818
MDPK 2018-28A SUB	Cayman Islands		11.19%				07/2030		1,750	715	436
MDPK 2018-30A SUB	Cayman Islands		11.00%				07/2027		12,921	6,727	4,288
MDPK 2018-31A SUB	Cayman Islands		6.75%				07/2037		6,206	3,142	1,869
MDPK 2018-32A SUB	Cayman Islands		10.22%				01/2048		4,105	1,735	1,007
MDPK 2018-32X SUB	Cayman Islands		10.22%				01/2048		710	310	174
MDPK 2019-34A SUB	Cayman Islands		10.90%				04/2048		870	403	259
MDPK 2019-37A SUB	Cayman Islands		13.91%				04/2037		10,321	4,959	2,886
MDPK 2021-38A SUB	Cayman Islands		12.61%				10/2038		1,770	1,056	763
MDPK 2021-50A SUB	Cayman Islands		33.71%				04/2034		2,500	1,480	562
MDPK 2021-59A SUB	Cayman Islands		5.69%				04/2037		5,865	3,666	1,848
MDPK 2021-59X SUB	Cayman Islands		3.17%				04/2037		1,500	1,011	473
MDPK 2022-53A SUB	Cayman Islands		4.00%				04/2035		6,600	3,364	1,006
MDPK 2022-55A SUB	Cayman Islands		17.45%				07/2037		3,025	1,606	995
MDPK 2022-60A SUB	Cayman Islands		11.01%				10/2037		691	542	323
Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e)(m) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)	% of Net Assets
MDPK 2023-63A SUB	Cayman Islands		15.83%				07/2038		$7,343	$4,898	$3,932
MDPK 2024-66A SUB	Cayman Islands		11.97%				10/2037		1,910	1,716	1,226
MDPK 2024-67A SUB	Cayman Islands		10.19%				04/2037		265	225	141
MDPK 2025-71A SUB	Cayman Islands		16.96%				04/2038		3,000	2,425	2,073
MDPK 2025-72A SUB	Cayman Islands		14.13%				07/2038		8,300	7,607	6,708
MDPK 2025-75A SUB	Cayman Islands		13.33%				01/2039		11,755	11,755	10,842
OAKC 2012-7A SUB	Cayman Islands		11.69%				02/2038		500	260	206
OAKC 2015-11A SUB	Cayman Islands		12.07%				04/2037		500	290	226
OAKC 2015-12A SUB	Cayman Islands						04/2037		15,396	8,012	6,159
OAKC 2016-13A SUB	Cayman Islands		7.86%				10/2037		2,320	1,771	1,081
OAKC 2016-13X SUB	Cayman Islands		7.86%				01/2030		1,100	840	513
OAKC 2017-14A SUB	Cayman Islands		10.43%				07/2037		3,043	2,246	1,635
OAKC 2017-15A SUB	Cayman Islands		13.33%				01/2030		12,434	5,859	4,886
OAKC 2018-1A SUB	Cayman Islands		9.58%				04/2037		2,120	1,622	1,196
OAKC 2019-2A SUB	Cayman Islands		11.24%				01/2038		670	590	449
OAKC 2019-3A SUB	Cayman Islands		9.64%				07/2032		3,110	2,514	1,792
OAKC 2020-5A SUB	Cayman Islands		8.87%				10/2037		3,370	3,068	2,109
OAKC 2020-6A SUB	Cayman Islands		9.08%				10/2037		3,209	3,259	2,203
OAKC 2021-16A SUB	Cayman Islands		12.68%				10/2034		5,988	4,100	3,431
OAKC 2021-8A SUB	Cayman Islands		11.16%				01/2038		640	535	396
OAKC 2021-9A SUB	Cayman Islands		9.48%				10/2037		1,190	1,086	764
OCP 2015-10A SUB	Cayman Islands		16.76%				01/2038		11,130	4,267	3,219
OCP 2018-15A SUB	Cayman Islands		14.72%				07/2031		12,753	5,661	4,587
OCP 2021-21A SUB	Cayman Islands		14.99%				01/2038		1,480	849	715
OCP 2022-24A SUB	Cayman Islands		19.37%				10/2037		1,710	895	782
OCP 2023-30A SUB	Jersey		19.20%				01/2039		3,971	2,715	2,552
OCP 2024-34A SUB			9.98%				10/2037		750	610	421
OCP 2025-48A SUB	Cayman Islands		14.52%				12/2038		8,270	7,281	6,771

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e)(m) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)	% of Net Assets
OCP 2026-49A SUB	Cayman Islands						04/2039		$315	$259	$263
OHACP 2024-17A SUB	Cayman Islands		12.01%				01/2038		2,070	1,792	1,358
OHALF 2013-1A SUBR	Cayman Islands						07/2039		470	137	134
OHALF 2016-1A SUB	Cayman Islands		14.94%				07/2037		10,837	5,439	5,023
OHALF RE1TGF SUB	Cayman Islands		13.89%				04/2037		1,935	695	553
PXLY 2024-1A M	Cayman Islands						01/2037		40,225	1,629	1,580
PXLY 2024-1A SUB	Cayman Islands		11.82%				01/2037		40,225	28,299	19,057
RRAM 2021-17A SUB	Cayman Islands		11.69%				07/2034		1,000	455	264
RRAM 2022-21A SUB	Bermuda		8.08%				01/2123		13,070	8,354	5,231
RRAM 2023-26A SUB	Cayman Islands		17.35%				04/2123		14,483	10,141	8,652
RRAM 2023-27A SUB	Bermuda		14.46%				10/2123		3,160	2,593	2,268
RRAM 2024-29RA SUB	Cayman Islands		13.42%				07/2039		8,025	4,455	3,634
RRAM 2024-30A SUB	Bermuda		11.22%				07/2036		6,000	5,075	3,940
RRAM 2024-31A SUB	Cayman Islands		13.18%				10/2039		6,230	4,885	4,076
RRAM 2024-33A SUB	Bermuda		9.47%				10/2039		3,850	3,311	2,492
RRAM 2025-38A SUB	Cayman Islands		12.52%				04/2040		2,240	1,951	1,450
RRAM 2025-42A SUB	Cayman Islands		11.51%				07/2122		4,071	3,398	2,457
SIXST 2020-16A SUB	Cayman Islands		19.22%				10/2032		1,068	606	686
SIXST 2021-17A SUB	Cayman Islands		16.35%				04/2125		6,000	3,948	3,041
SIXST 2022-21A SUB	Cayman Islands		13.30%				10/2037		4,161	2,679	1,884
SIXST 2023-22A SUB	Cayman Islands		13.09%				04/2125		7,000	4,848	3,756
SIXST 2025-28A SUB	Cayman Islands		11.12%				04/2125		1,703	1,325	973
SIXST 2025-29A SUB	Cayman Islands		12.39%				07/2038		480	396	320
SIXST 2025-30A SUB	Cayman Islands		12.34%				07/2038		485	396	315
SIXST 2025-31A SUB	Cayman Islands		13.24%				01/2039		10,415	8,850	9,084
SPEAK 2024-11A SUB	Cayman Islands		15.25%				07/2037		3,300	2,520	2,283
STKPK 2022-1A M	Jersey						10/2037		17,520	150	511
STKPK 2022-1A SUB	Jersey		10.62%				10/2037		17,520	13,227	6,112
VOYA 2024-1A SUB	Cayman Islands		16.29%				04/2037		3,251	2,605	1,926

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e)(m) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
VOYA 2025-2A SUB	Cayman Islands		15.37%				07/2038			$9,503	$8,293	$7,390
											565,286	441,966		9.35%
Total Collateralized Loan Obligations — Equity											565,286	441,966		9.35%
Mortgage-Backed Security(d)(e)
Financial Services
CAIF 1	Ireland		9.50%	SONIA (Q)	5.75%		08/2035			£7,861	10,330	10,316
CAIF 1	Ireland		10.90%	SONIA (Q)	7.15%		08/2035			£2,829	3,640	3,685
CPFTR 2025-1			8.38%				07/2026			17,705	17,705	17,770
JPMMT 2026-ACES1			7.86%				04/2066			12,212	12,284	12,240
JPMMT 2026-ACES1			1.63%				04/2066			425,378	12,241	12,044
											56,200	56,055		1.19%
Total Mortgage-Backed Security											56,200	56,055		1.19%
Private Asset-Backed Investment(b)(c)(d)(e)
Consumer Services
CFG Investments WH Limited			9.73%	SOFR (M)	6.00%		03/2031			556	554	556	(g)
											554	556		0.01%
Data Centers
Vantage Data Centers Europe S.a r.l.	Luxembourg		8.93%	EURIBOR (B)	6.75%		05/2029			€4,409	4,559	5,038	(g)
											4,559	5,038		0.11%
Financial Services
Adonis Financial Funding, LLC							12/2026			417	391	54	(g)(i)
ASF VII WAGNER B L.P.,	United Kingdom		9.73%	SOFR (Q)	6.00%		08/2028			65	65	65
ASF VII WAGNER B L.P.,	United Kingdom		8.29%	EURIBOR (Q)	6.00%		08/2028			€56	62	64
ASF VII WAGNER L.P.,	United Kingdom		9.67%	SOFR (Q)	6.00%		08/2028			139	139	139
ASF VII WAGNER L.P.,	United Kingdom		8.29%	EURIBOR (Q)	6.00%		08/2028			€120	132	136
Cannon Bridge Designated Activity Company	Ireland		14.10% PIK	EURIBOR (Q)	12.00%		07/2027			€2,993	3,591	3,369	(g)
Cannon Bridge Designated Activity Company	Ireland		8.10% PIK	EURIBOR (S)	6.00%		07/2027			€1,532	1,825	1,750	(g)
DFC Global Facility Borrower III LLC			12.40%	SOFR (M)	8.75%		01/2028		CAD	3,744	2,549	2,640	(g)(l)
DFC Global Facility Borrower III LLC			6.37%	CORRA (M)	4.07%		01/2028		CAD	33,588	23,160	23,683	(g)(l)
Harbourvest Global Private Equity Limited	Guernsey		7.17%	SOFR (Q)	3.50%		06/2029			10,000	9,752	10,000	(g)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Private Asset-Backed Investment(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Cost(a)	Fair Value(a)		% of Net Assets
HarbourVest Structured Solutions 2025 Feeder L.P.			12.50%				03/2041			$1,334	$1,281	$1,386
HarbourVest Structured Solutions 2025 L.P.			10.13%				03/2041			2,641	2,629	2,628	(g)
Hg Saturn 2 SumoCo Limited	Guernsey		10.66% (7.00% PIK)	SOFR (Q)	7.00%		01/2029			21,208	21,180	21,208
Isthmus Capital LLC			9.50%				06/2030			2,374	2,354	2,374
Isthmus Capital LLC							12/2049			—	—	69
Kohlberg Private Credit Investors Rated Feeder-L, L.L.C.			13.00%	SOFR (S)	9.25%		12/2036			2,142	2,104	2,142	(g)
Kohlberg Private Credit Investors Rated Feeder-L, L.L.C.							12/2036			278	278	114
Mars Downstop Loan Purchaser Trust			11.00%							9,697	2,767	2,767
MCF CLO 12 LLC			7.73%	SOFR (Q)	4.05%		02/2034			10,400	10,400	10,400
MidOcean CLO Equity Fund I, LP			9.00%							24,673	24,653	24,673
StepStone Boulder II, L.P.			8.55%	SOFR (S)	4.85%		04/2041			—	—	—	(g)
StepStone Boulder II, L.P.			12.08%	SOFR (S)	8.38%		04/2041			3,042	3,042	3,042	(g)
Sunbit Receivables Trust IV			10.66%	SOFR (M)	7.00%		04/2029			3,455	3,436	3,456	(g)
TI VI Holdings 1, L.P.	United Kingdom		9.31% PIK							3	2,968	3,010
Tikehau Green Diamond II CFO Equity LP	European Union		9.77%	EURIBOR (Q)	7.75%		12/2030			€2,272	1,718	1,910
Tikehau Ruby CLO Equity LP			12.02%	EURIBOR (Q)	10.00%					€3,054	552	610
Tikehau Topaz LP			12.67%	SOFR (Q)	9.00%					2,641	1,717	1,747
WPCG Aspire Holdings, LLC			11.50% PIK				07/2033			15,079	14,817	15,079	(g)
											137,562	138,515		2.93%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg		5.17%				12/2026		SEK	31,362	3,233	998
Illinois Investment S.a.r.l.	Luxembourg		25.00%				04/2029		SEK	10,050	970	1,037
Invesco Vaf V Investments, LLC			14.50%				07/2028			670	663	670
Pallas Australia Feeder Trust	Australia		10.76%	BBSY (M)	6.46%		01/2028		AUD	6,921	4,653	4,792
Pallas NZ Funding Trust No. 1	New Zealand		8.67%	BBSY (M)	6.15%		07/2026		NZD	6,265	3,731	3,558	(g)
QUINTAIN INVESTMENTS HOLDINGS LIMITED	Jersey									£41	—	—
QUINTAIN INVESTMENTS HOLDINGS LIMITED	Jersey						08/2031			£30,097	39,238	47,248
											52,488	58,303		1.23%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Private Asset-Backed Investment(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Software and Services
Switch BBF, LLC			10.84%	SOFR (S)	7.17%		08/2027		$1,342	$1,342	$1,342
										1,342	1,342		0.03%
Sports, Media and Entertainment
Orange Barrel Media, LLC			9.39%	SOFR (M)	5.75%		03/2027		5,907	5,868	5,907	(g)
Orange Barrel Media, LLC			9.39%	SOFR (M)	5.75%		10/2027		6,536	6,526	6,536
Dobson Ventures, LLC			11.50%				03/2029		1,890	1,881	1,885
										14,275	14,328		0.30%
Total Private Asset-Backed Investment										210,780	218,082		4.61%
Preferred Stock(b)(c)(d)(e)
Automobiles and Components
Automotive Keys Investor, LLC			9.00%			12/2020		37,749		42	—
Automotive Keys Investor, LLC			15.00%			01/2023		25,000		26	—
										68	—		—%
Capital Goods
Endurance PT Technology Holdings LLC			8.00% PIK			10/2025		81		82	82
										82	82		—%
Commercial and Professional Services
Denali Parent Holdings, L.P.		Series A	8.00% PIK			08/2025		94,500		1,011	1,090
KBS Topco, LLC						03/2024		901,730		1,710	—	(f)(j)
Multi-Color Corporation			12.00%			05/2026		6,158		5,548	5,050	(f)
UPBW Blocker, LLC			15.00% PIK			07/2025		410			47		47
WSC Ultimate Holdings, LLC		Class A	10.00% PIK			05/2024		1,020		126	126
										8,442	6,313		0.13%
Consumer Distribution and Retail
City Line Investments LLC		Class A	8.00% PIK			08/2023		30,038		36	27
GMP Hills, LP						11/2023		611,000		660	1,045	(j)
Monolith Brands Group, Inc.		Series A				04/2022		192,811		4,259	—	(j)
Royal Parent, LP		Class A	10.00% PIK			07/2024		293,000		357	311
										5,312	1,383		0.03%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Consumer Services
Aragorn Parent Holdings LP		Series A	10.00% PIK			10/2020		50,000		$76	$165
BPCP Pinnacle Holdings, Inc.			20.00% PIK			01/2026		24		24	24
Family First Bidco Limited	United Kingdom		12.50%			12/2022		20,838		26	35
Mustang Prospects Holdco, LLC		Class A				09/2024		54		54	55	(j)
OMERS Mahomes Investment Holdings LLC			15.00% PIK			07/2023		2		25	25
TCC Buyer Holdco, LLC						01/2026		1,131		1,131	1,522	(j)
										1,336	1,826		0.04%
Financial Services
Aquarian Peninsula Holdings LLC			12.45% PIK	SOFR (Q)	10.50%	12/2022		35,481,024		46,724	47,774
ASE Royal Aggregator, LLC		Class A				07/2023		1,646,000		1,624	3,902	(j)
MC CIF WEALTH MANAGEMENT (UK) LTD.	United Kingdom		12.00% PIK			08/2025		639		703	709
MC CIF WEALTH MANAGEMENT (UK) LTD.	United Kingdom		12.00% (6.00% PIK)			08/2025		639		667	674
StepStone Boulder II Equity, L.P.						03/2026		4,163,600		4,164	4,247	(j)
TVG-TMG Holdings, LLC		Series A				03/2022		50		50	51	(j)
										53,932	57,357		1.21%
Food, Beverage and Tobacco
Gotham Greens Holdings, PBC		Series E-1	6.00%			06/2022		76,779			6,705		— (f)
										6,705	—		—%
Health Care Equipment and Services
Aerin Medical Inc.						12/2024		152,624		179	153	(j)
Minerva Holdco, Inc.			10.75% PIK			02/2022		21,262		32,744	34,039
Olympia Acquisition, Inc.			15.59%			02/2022		472		169	—
Olympia TopCo, L.P.			15.00%			07/2021		2,184		1	—
OMERS Wildcats Investment Holdings LLC		Class A				08/2023		19		14	10	(j)
Symplr Software Intermediate Holdings, Inc.		Series C-1	11.00% PIK			12/2020		50		88	58
Symplr Software Intermediate Holdings, Inc.		Series C-2	11.00% PIK			06/2021		5,980		10,147	6,609

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Symplr Software Intermediate Holdings, Inc.		Series C-3	11.00% PIK			10/2021		789		$1,270	$843
WSHP FC Holdings LLC						11/2024		5		3	—	(j)
										44,615	41,712		0.88%
Insurance
HIG Intermediate, Inc.			10.50%			12/2024		5,290		5,211	5,250
High Street HoldCo LLC		Series A-1	10.00% PIK			01/2022		3,898,354		6,363	6,519
High Street HoldCo LLC		Series A-2	10.00% PIK			01/2022		789,494		1,297	1,303
High Street HoldCo LLC		Series A-3	10.00% PIK			01/2022		389,813		636	639
High Street HoldCo LLC		Series A-4	10.00% PIK			01/2022		1,480,301		2,393	2,404
High Street HoldCo LLC		Series A-5	10.00% PIK			01/2022		347,693		557	560
High Street HoldCo LLC		Series A-6	10.00% PIK			01/2022		660,617		1,051	1,056
High Street HoldCo LLC		Series A-7	10.00% PIK			01/2022		938,771		1,468	1,476
High Street HoldCo LLC		Series A-8	10.00% PIK			11/2022		409,637		583	588
High Street HoldCo LLC		Series A-9	10.00% PIK			11/2022		97,533		139	140
High Street HoldCo LLC		Series A-10	10.00% PIK			12/2022		253,585		357	360
High Street HoldCo LLC		Series A-11	10.00% PIK			12/2022		331,611		464	468
High Street HoldCo LLC		Series A-12	10.00% PIK			02/2023		702,235		975	983
High Street HoldCo LLC		Series A-13	10.00% PIK			04/2023		214,572		292	295
High Street HoldCo LLC		Series A-14	10.00% PIK			07/2023		136,546		181	183
High Street HoldCo LLC		Series A-15	10.00% PIK			07/2023		711,315		943	952
										22,910	23,176		0.49%
Materials
Novipax Parent Holding Company, L.L.C.		Class A	10.00%			12/2020		50		44	40
Plaskolite PPC Blocker LLC						10/2023		1		—	—	(j)
Plaskolite PPC Blocker LLC						05/2025		3,271		51	65	(j)
										95	105		—%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, LP		Class A	8.00% PIK			09/2020		83		125	234

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Cobalt Holdings I, LP			8.00% PIK			10/2021		50		$73	$—
Cobalt Intermediate I, Inc.		Series A	13.75% PIK			10/2021		8,582		16,194	15,300
										16,392	15,534		0.33%
Software and Services
Activate holdings (US) Corp.						10/2023		50,000		54	72	(j)
Banyan Software Intermediate, Inc.			14.00% PIK			01/2026		17,849		20,857	21,974
Banyan Software Intermediate, Inc.			14.00% PIK			01/2026		26,813		31,839	31,839
Banyan Software Intermediate, Inc.			14.00% PIK			01/2026		3,376		3,374	3,485
CBTS TopCo, L.P.			8.00% PIK			12/2024		1,100,000		1,246	1,208
Cority Parent, Inc.	Canada	Class A-1	9.00% PIK			07/2019		50		93	168
DCert Preferred Holdings, Inc.		Series A	10.50% PIK			05/2021		22,284		37,111	30,045
Diligent Preferred Issuer, Inc.			10.50% PIK			04/2021		1,476		2,458	2,336
Eclipse Topco, Inc.			12.50% PIK			09/2024		118		1,449	1,472
EZ Elemica Holdings, Inc.						09/2019		50		41	55	(j)
GSV PracticeTek Holdings, LLC		Class A	8.00% PIK			03/2021		269,272		14	185
ID.me, Inc.						08/2025		1,872,803		2,771	3,034	(j)
Jams Holdings LP			8.00% PIK			06/2025		139,000		151	160
Knockout Intermediate Holdings I Inc.			14.59% PIK	SOFR (S)	10.75%	06/2022		4,005		6,780	4,746
Magic Topco, L.P.		Class A	9.00% PIK			09/2020		37		26	39
ModMed Software Midco Holdings, Inc.			13.00% PIK			04/2025		13,000		14,740	15,065
Packers Software Intermediate Holdings, Inc.		Series A	11.00% PIK			11/2020		50		89	78
Packers Software Intermediate Holdings, Inc.		Series A-2	11.00% PIK			12/2020		18		32	28
Packers Software Intermediate Holdings, Inc.		Series A-3	11.00% PIK			11/2021		24		37	33
PCMI Ultimate Holdings, LP			9.00% PIK			03/2025		145		163	211
Peachtree Parent, Inc.		Series A	13.25% PIK			03/2019		25		65	64
Sunshine Software Holdings, Inc.		Series A	10.50% PIK			10/2021		15,929		25,396	15,477
SuperMoose NewCo, Inc.			15.00% PIK			04/2024		17,961		24,319	24,896
Wellington TopCo LP		Class A-2				06/2024		143,000		144	177	(j)
										173,249	156,847		3.32%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Sports, Media and Entertainment
CFC Funding LLC			9.75% PIK			07/2023		4,270		$5,091	$5,419
Fever Labs, Inc.						08/2024		59,428		258	420	(j)
Fever Labs, Inc.			13.50% PIK			06/2025		776		870	893
League One Volleyball, Inc.		Series B				07/2023		194		1	4	(j)
League One Volleyball, Inc.						09/2024		67		1	1	(j)
Melody TopCo LP			11.00% PIK			07/2025		1,199		2,327	2,348
Melody TopCo LP			11.00% PIK			07/2025		1,199		261	264
Propagate Content LLC			8.00% PIK			10/2025		0		35	36
										8,844	9,385		0.20%
Telecommunication Services
6DG TOPCO LIMITED	United Kingdom					02/2024		1,371,829,990		1,474	—	(j)
										1,474	—		—%
Transportation
FIP RR Holdings LLC			10.00% PIK			08/2025		12,191		12,553	13,925
Neovia Acquisition, LLC		Class B	17.72% PIK	SOFR (Q)	12.50%	11/2022		718		1,387	1,174
										13,940	15,099		0.32%
Utilities
Ferrellgas, L.P.			8.96%			03/2021		8,898		8,638	10,179
										8,638	10,179		0.22%
Total Preferred Stock										366,034	338,998		7.17%
Common Stock
Automobiles and Components
Automotive Keys Investor, LLC		Class A				11/2020		62,749		—	—	(d)(e)(j)
Clarity Technologies Holdings, LP		Class A				09/2025		4,541		454	432	(d)(e)(j)
Continental Group Holdings, L.P.		Class A				07/2025		9,286		—	—	(d)(e)(j)
Highline PPC Blocker LLC						11/2020		500		50	133	(d)(e)(j)
Next Horizon Capital TireCo SPV, LP						03/2025		48,000		48	82	(d)(e)(j)
Sun TopCo, LP		Class A				09/2021		1,000		100	136	(d)(e)(j)
Victory Topco, LP		Class A-2				11/2023		2,510		251	714	(d)(e)(j)
										903	1,497		0.03%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Capital Goods
Align Precision Topco, L.P.		Class A				07/2025		1,486		$—	$13	(d)(e)(j)
Allclear Group LLC						05/2025		1,146		—	—	(d)(e)(j)
Dynamic NC Investment Holdings, LP						12/2020		50,000		50	91	(d)(e)(j)
Endurance PT Technology Holdings LLC						10/2025		90		9	8	(d)(e)(j)
GB Helios Holdings, L.P.		Series A				05/2024		59		59	121	(d)(e)(j)
HPCC Parent, Inc.						09/2024		148,775		1,410	1,392	(d)(e)(j)
IMPEL CV-B, LP						03/2025		130,381		130	76	(d)(e)(j)
Livewire Co-Invest Holdings, LP						01/2026		22		22	30	(d)(e)(j)
OPH NEP Investment, LLC		Class B				05/2024		2		563	1,117	(d)(e)(j)
										2,243	2848		0.06%
Commercial and Professional Services
Bedrock Parent Holdings, LP		Class A				04/2021		644		64	49	(d)(e)(j)
Bluejack Fire Holdings, LLC						01/2025		195		195	178	(d)(e)(j)
Capstone Parent Holdings, LP		Class A				11/2020		50		54	124	(d)(e)(j)
Drogon Aggregator LP		Class A-2				08/2024		186,000		186	243	(d)(e)(j)
Elliott Davis Advisory HoldCo, LLC		Class A-1				07/2025		212,000		212	280	(d)(e)(j)
Elliott Metron Co-Investor Aggregator L.P.						10/2022		1,000,000		1,003	1,789	(d)(e)(j)
GCM HVAC TOPCO, LLC		Class A				09/2024		756,697		763	815	(e)(j)
KBS Topco, LLC		Class A				03/2024		901,730		—	—	(d)(e)(f)(j)
KKR Nest Co-Invest L.P.						09/2021		50,000		50	64	(d)(e)(j)
Laboratories Topco LLC		Class A				07/2021		33,333		50	—	(d)(e)(j)
LBC Woodlands Holdings LP		Class A-1				07/2024		108,000		108	69	(d)(e)(j)
MS Precision Parent, LP						03/2025		179,000		179	234	(d)(e)(j)
Multi-Color Corporation						05/2026		12,142		838	1,149	(f)(j)
New Insight Holdings, Inc.						07/2024		1,788		30	6	(d)(e)(f)(j)
Pond Management Group Holdings, LLC						11/2025		1,590		159	150	(d)(e)(j)
PSP Registrar Co-Investment Fund, L.P.		Class A				08/2021		50		52	40	(d)(e)(j)
RC V Tecmo Investor LLC						08/2020		50,000		41	86	(d)(e)(j)
Schill Holdings, LP						12/2025		123,000		123	108	(d)(e)(j)
Talon Holdings SCSP	Luxembourg	Class A				07/2025		319,000		319	385	(d)(e)(j)
Unity Purchaser, LLC		Class A				01/2025		358,000		358	355	(d)(e)(j)
UPBW Blocker, LLC						03/2024		4,700		470	714	(d)(e)(j)
UPBW Blocker, LLC		Class Ares				09/2024		304		26	46	(d)(e)(j)
Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
VEIT Topco, LLC						12/2025		3,000		$55	$21	(e)(j)
Vistria Blocked MGT Investor, LP		Class A				08/2025		49		75	62	(e)(j)
WSC Ultimate Holdings, LLC		Class A				05/2024		95		—	39	(d)(e)(j)
										5,410	7,006		0.15%
Consumer Distribution and Retail
Arko Corp						12/2020		106		—	1	(d)(j)
Fastsigns Holdings Inc.						03/2019		50		50	100	(d)(e)(j)
GMF Group Holdings, LP						12/2025		303		303	235	(d)(e)(j)
KCAKE Holdings Inc.						05/2021		50		50	66	(d)(e)(j)
LJ Perimeter Co-Invest, L.P.		Class A				10/2022		59,768		60	42	(d)(e)(j)
Marcone Yellowstone Holdings, LLC		Class A				06/2021		96		105	—	(d)(e)(j)
Metis Topco, LP						05/2021		50		50	106	(d)(e)(j)
REP WWP Coinvest IV, L.P.						01/2023		25,000		25	—	(d)(e)(j)
Restaurant Produce and Services Blocker, LLC		Tranche B				05/2023		50,000		50	47	(d)(e)(j)
Stonecourt IV Partners LP						10/2021		2,423,676		2,424	1,214	(d)(e)(j)
										3,117	1,811		0.04%
Consumer Durables and Apparel
Centric Brands L.P.		Class A				10/2020		21,364		98	427	(d)(e)(j)
DRS Holdings I, Inc.						11/2019		50		50	49	(d)(e)(j)
SEP Diamond Fund, L.P.						06/2024		2,337,086		2,337	4,208	(d)(e)(j)
										2,485	4,684		0.10%
Consumer Services
Aimbridge Topco, LLC						03/2025		11,970		701	626	(d)(e)(j)
Apex Service Partners Holdings, LLC		Series B				10/2023		44,263		1,220	2,018	(d)(e)(j)
BPCP Pinnacle Holdings, Inc.						10/2024		189		189	1	(d)(e)(j)
Calera XXVIII, LLC						12/2025		234,587		235	248	(e)(j)
CMG Buyer Holdings, Inc.						05/2022		5		54	59	(d)(e)(j)
Family First Bidco Limited	United Kingdom					12/2022		176		—	8	(d)(e)(j)
GS SEER Group Holdings LLC		Class A				04/2023		25		25	4	(d)(e)(j)
IHS Parent Holdings, L.P.		Class A				12/2022		25,000		25	24	(d)(e)(j)
KKR Game Changer Co-Invest Feeder II L.P.						06/2024		467,000		467	467	(d)(e)(j)
LBC Breeze Holdings LLC		Class A				12/2021		50		50	—	(d)(e)(j)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Leviathan Holdings, L.P.						12/2022		38,000		$38	$41	(d)(e)(j)
LH Equity Investors, L.P.						09/2025		667		667	752	(d)(e)(j)
Meaningful Partners Fitness Ventures Co-Investment LP						07/2024		686,000		686	992	(d)(e)(j)
Mustang Prospects Holdco, LLC		Class B				09/2024		54,103		23	23	(d)(e)(j)
New HoldCo SPV ApS	Denmark					06/2026		2,090,650		293	289	(d)(e)(f)(j)
New HoldCo SPV ApS	Denmark					06/2026		2,091		—	1	(d)(e)(f)(j)
New HoldCo SPV ApS	Denmark					06/2026		217		—	—	(e)(f)(j)
Northwinds Services Group LLC						05/2023		60,684		83	104	(d)(e)(j)
OMERS Mahomes Investment Holdings LLC		Class A				11/2020		16		58	22	(d)(e)(j)
PestCo Holdings, LLC		Class A				01/2023		2		27	44	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		99	—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		99	—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		99	—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		99	—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		99	—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		99	—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		99	—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		389,395		42	—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		99	—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		99	—	(d)(e)(j)
TSWT Holdings, LLC						11/2025		1		17	20	(d)(e)(j)
Vertex Service Partners Holdings, LLC		Class B				11/2023		33		33	24	(d)(e)(j)
ZBS Mechanical Group Co-Invest Fund 2, LLC						10/2021		50,000		50	144	(d)(e)(j)
ZBS Mechanical Group Co-Invest II Fund 2, LLC						02/2025		4,767		5	28	(d)(e)(j)
										5,879	5,939		0.13%
Energy
Enviva Inc.						12/2024		1,273,882		8,413	24,905	(j)
Galileo Co-Investment Trust I	New Zealand					07/2022		50,000		21	47	(d)(e)(j)
										8,434	24,952		0.53%
Financial Services
BCC Blueprint Investments, LLC						09/2021		966,661		967	2,460	(d)(e)(j)
Constellation Wealth Capital Fund II (CWC) LP						06/2026		100,000		22	22	(d)(e)(j)
Constellation Wealth Capital Fund, L.P.						01/2024		650,580		600	703	(d)(e)(j)
CWC Fund I (MFA) LP						08/2025		313,587		314	350	(d)(e)(j)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
CWC Fund I Co-Invest (AlTi) LP						03/2024		3,276,000		$3,289	$4,086	(d)(e)(j)
CWC Fund I Co-Invest (Prism) LP						03/2024		2,374,000		2,374	2,729	(d)(e)(j)
CWC Fund II GP Capital LP						06/2026		150,000		32	32	(d)(e)(j)
Eagle Point Credit Co Inc						11/2025		350,002		1,662	1,302	(j)
Endeavor TopCo, Inc.		Class A				08/2024		323		323	528	(d)(e)(j)
GTCR (D) Investors LP						09/2023		39,339		39	89	(d)(e)(j)
Integrum Grit Co-Invest LP						07/2025		65,250		53	66	(d)(e)(j)
Jewel Bidco Limited	United Kingdom					05/2025		253		—	—	(d)(e)(f)(j)
Kelso XI Tailwind Co-Investment, L.P.						09/2023		48,023		48	93	(d)(e)(j)
Linden Structured Capital Fund II-A LP						07/2024		498,600		349	594	(d)(e)(j)
MC ACCELERATE CO-INVEST FEEDER LP						08/2025		1,000		1	1	(e)(j)
Oxford Lane Capital Corp.						11/2025		75,000		994	657	(j)
PCS Parent, L.P.		Class A				03/2024		80,000		80	70	(d)(e)(j)
Sera 2021 LLC		Class A				03/2021		4		15	64	(d)(e)(j)
TPG IX Cardiff CI II, L.P.						12/2024		2,299,421		2,299	3,314	(d)(e)(j)
TPG IX Cardiff CI II, L.P.						12/2025		255,802		256	368	(d)(e)(j)
TVG-TMG Holdings, LLC						03/2022		50		—	29	(d)(e)(j)
WAAM Topco, LLC		Class A				06/2023		45,831		66	179	(e)(j)
Wellington-Altus Financial Inc.	Canada					08/2024		76,375		2,734	4,571	(d)(e)(j)
										16,517	22,307		0.47%
Materials
Adonis Acquisition Holdings Parent LLC						02/2025		66,089		4,337	1,915	(d)(e)(j)
Ardagh Holdings USA Inc.						11/2025		1,836,906		12,748	12,449	(j)
ASP-r-pac Holdings LP		Class A				12/2021		514		52	46	(d)(e)(j)
Buckman PPC Co-Invest LP						06/2025		906,000		906	1,123	(d)(e)(j)
KNPAK Holdings, LP		Class A				07/2019		100,000		100	135	(d)(e)(j)
Meyer Parent, LLC						02/2024		12,000		12	7	(d)(e)(j)
NCP MSI Co-Invest, LP						03/2025		130,000		130	96	(d)(e)(j)
Novipax Parent Holding Company, L.L.C.		Class C				12/2020		50		—	—	(d)(e)(j)
Plaskolite PPC Blocker LLC						12/2018		10		1	—	(d)(e)(j)
Pretium PKG Holdings, Inc.						03/2026		47,346		253	962	(j)
										18,539	16,733		0.35%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Food, Beverage and Tobacco
Forward Keystone Holdings, LP						03/2025		588,000		$588	$697	(d)(e)(j)
PPC CHG Blocker LLC						12/2021		1		50	83	(d)(e)(j)
SBC Aggregator LP						02/2025		1,247		1,247	1,794	(d)(e)(j)
Watermill Express Holdings, LLC		Class E				07/2025		805		—	—	(d)(e)(j)
										1,885	2,574		0.05%
Health Care Equipment and Services
Asclepius Holdings LLC						02/2022		448		—	—	(d)(e)(j)
AVE Holdings LP		Class A				03/2024		402		402	—	(d)(e)(j)
AVE Holdings LP		Class C				11/2023		983		196	—	(d)(e)(j)
BCPE Co-Invest (A), LP		Class A				02/2022		45,000		45	60	(d)(e)(j)
BCPE Hyperlink Holdings, LP		Class A				09/2025		4,683		47	42	(d)(e)(j)
BVI Group Limited						03/2025		532		710	254	(d)(e)(j)
CHPPR Holdings Inc.						12/2023		4,700		84	1,053	(e)(j)
Crown CT HoldCo Inc.		Class A				03/2022		5		47	60	(d)(e)(j)
Crown CT Management LLC						03/2022		1		8	10	(d)(e)(j)
Galaxy Topco I, L.P.						01/2026		98,000		98	119	(e)(j)
General Atlantic (USU) Blocker Collection Holdco, L.P.						04/2025		305,000		305	530	(d)(e)(j)
General Atlantic (USU-2) Coinvest, L.P.						10/2025		61,653		64	67	(d)(e)(j)
KOLN Co-Invest Unblocked, LP		Class A				03/2023		50		50	90	(d)(e)(j)
Network Investco BV	Netherlands					07/2022		1,073,830		1,093	3,313	(d)(e)(j)
Olympia TopCo, L.P.		Class A				09/2019		50,000		—	—	(d)(e)(j)
OMERS Bluejay Investment Holdings LP		Class A				07/2018		25		14	48	(d)(e)(j)
OMERS Wildcats Investment Holdings LLC		Class A				10/2019		216		76	115	(d)(e)(j)
Pegasus Aggregator Parent LLC						05/2026		1,174,656		12,850	14,907	(d)(e)(j)
SiroMed Equity Holdings, LLC						03/2018		3,703		26	8	(d)(e)(j)
VPP Group Holdings, L.P.						12/2021		50		50	63	(d)(e)(j)
VPP Group Holdings, L.P.		Class A2				03/2023		0		—	—	(d)(e)(j)
WSHP FC Holdings LLC						07/2022		374		53	8	(d)(e)(j)
										16,218	20,747		0.44%
Household and Personal Products
CDI Holdings I Corp.						12/2021		50		50	28	(d)(e)(j)
Leila Parent, LLC						04/2026		229,000		229	229	(d)(e)(j)
RMCF V CIV XLIV, L.P.						08/2021		54		54	19	(d)(e)(j)
Silk Holdings I Corp.						05/2023		228		489	620	(d)(e)(j)
TCI Holdings, LP						11/2024		9,050		905	786	(d)(e)(j)
										1,727	1,682		0.04%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Insurance
15484910 Canada Inc.	Canada					04/2025		2,225,693		$1,555	$1,669	(d)(e)(j)
CFCo, LLC		Class B				09/2023		5,035,395		—	—	(d)(e)(j)
High Street HoldCo LLC		Series A	10.00% PIK			04/2021		88,605		194	258	(d)(e)
High Street HoldCo LLC		Series C	10.00% PIK			04/2021		563,740		279	1,640	(d)(e)
INSZ Holdings, LLC						11/2022		31,139		25	63	(d)(e)(j)
INSZ Holdings, LLC						11/2023		1,073,000		1,073	2,187	(d)(e)(j)
Knight Holdings, LP						11/2025		8,042		80	86	(d)(e)(j)
Maple Acquisition Holdings, LP		Class A2				11/2023		13,871		277	387	(d)(e)(j)
MDCP Co-Investors (Jade I), L.P.						06/2025		2,490,000		3,425	3,295	(d)(e)(j)
Rocket Co-Invest, SLP	Luxembourg					03/2024		188,027		188	266	(d)(e)(j)
										7,096	9,851		0.21%
Pharmaceuticals, Biotechnology and Life Sciences
Cobalt Holdings I, LP		Class A				10/2021		500		1	1	(d)(e)(j)
Creek Feeder, L.P.						12/2024		1,447,000		1,447	1,736	(d)(e)(j)
Gula Co-Invest II, L.P.						04/2025		28		28	41	(d)(e)(j)
WCI-BXC Investment Holdings, L.P.						11/2023		126,000		126	105	(d)(e)(j)
										1,602	1,883		0.04%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg	Class A				09/2021		3,400,700		51	—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class B				09/2021		3,400,700		51	—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class C				09/2021		3,400,700		51	—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class D				09/2021		3,400,700		51	—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class E				09/2021		3,400,700		51	—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class F				09/2021		3,400,700		51	—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class G				09/2021		3,400,700		51	—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class H				09/2021		3,400,700		51	—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class I				09/2021		3,400,700		51	—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg					09/2021		1,310,564		250	—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg					05/2022		106,292		11	—	(d)(e)(j)
										720	—		—%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Software and Services
Abingdon Global Acquisitions Limited	United Kingdom					03/2026		210		$30	$29	(d)(e)(j)
APG Holdings, LLC		Class A				01/2020		50,000		50	18	(d)(e)(j)
Astorg VII Co-Invest ERT	Luxembourg					01/2020		1,208,500		—	143	(d)(e)(j)
Avaya Holdings Corp.						10/2023		62,250		438	925	(j)
Bobcat Topco, L.P.		Class A-1				06/2023		56,770		57	42	(d)(e)(j)
BV-UFS Aggregator, LLC						12/2025		10,202		10	22	(d)(e)(j)
Consilio Investment Holdings, L.P.		Series A				09/2022		243		2	5	(d)(e)(j)
Consilio Investment						05/2021		5,038		50	98	(d)(e)(j)
Holdings, L.P.
Cority Parent, Inc.	Canada	Class B-1				07/2019		47,536		1	2	(d)(e)(j)
Destiny Digital Holdings, L.P.						05/2021		3,076		50	46	(d)(e)(j)
Eclipse Investor Parent, L.P.		Class A				09/2024		102		102	85	(d)(e)(j)
Elliott Alto Co-Investor Aggregator L.P.						09/2022		500,000		500	1,243	(d)(e)(j)
EQT IX Co-Investment (E) SCSP						04/2021		5,000		45	80	(d)(e)(j)
H&F Unite Partners, L.P.						05/2019		50,032		50	89	(d)(e)(j)
Haveli Cascade Co-Invest I, L.P.						09/2025		97,000		97	105	(d)(e)(j)
iCapital, Inc.						04/2025		295,434		4,136	4,563	(d)(e)(j)
Insight PDI Holdings, LLC		Class A				03/2019		26,548		27	22	(d)(e)(j)
Magic Topco, L.P.		Class B				09/2020		12,975		—	60	(d)(e)(j)
Magnesium Co-Invest SCSp	Luxembourg					05/2022		5		49	63	(d)(e)(j)
Paradigmatic Holdco LLC						08/2024		1,057,325		2,374	—	(d)(e)(j)
PCMI Ultimate Holdings, LP		Class B				03/2025		34,526		—	—	(d)(e)(j)
RMS Group Holdings, Inc.						12/2021		6		59	14	(d)(e)(j)
Skywalker TopCo, LLC						11/2020		25,407		100	85	(d)(e)(j)
Sunshine Software Holdings, Inc.		Class A-1				10/2021		5,000		50	54	(d)(e)(j)
WP Victors Co-Investment, L.P.						08/2024		904,163		903	1,240	(d)(e)(j)
										9,180	9,033		0.19%
Sports, Media and Entertainment
AE EventsCo Holdings LLC						10/2025		7		70	77	(d)(e)(j)
AE EventsCo Holdings LLC						10/2025		10		97	108	(d)(e)(j)
AE EventsCo Holdings LLC						10/2025		5		46	50	(e)(j)
County Line South Properties, LLC		Class A				12/2024		8		1,662	2,427	(d)(e)(j)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Create Music Holdings, LLC						02/2026		27,853		$310	$310	(d)(e)(j)
Dolphin Center Properties, LLC		Class A				12/2024		8		410	599	(d)(e)(j)
Dundee Eros, LP						11/2024		1,682,452		1,682	1,794	(d)(e)(j)
Eagle Football Holdings BidCo Limited	United Kingdom					06/2026		74,769		75	75	(e)(j)
Eagle Football Holdings Limited	United Kingdom					09/2023		14		122	—	(d)(e)(j)
FEH Group, LLC.		Class A				12/2024		8		56,173	83,231	(d)(e)(j)
GSM Rights Fund II LP						03/2025		575,471		575	588	(d)(e)(j)
Melody Holdings LP		Class A-1				07/2025		484		864	860	(d)(e)(j)
Melody Holdings LP		Class A-2				07/2025		484		97	96	(d)(e)(j)
Production Resource Group, L.L.C.						10/2025		3,010		266	62	(d)(e)(j)
Sandlot Action Sports, LLC						05/2024		3,384		25	34	(d)(e)(j)
South Florida Motorsports, LLC		Class A				12/2024		8		1,726	9,335	(d)(e)(j)
South Florida Tennis, LLC						10/2025		8		714	2,433	(d)(e)(j)
Stadium Coinvest (B)-III, L.P.						02/2025		650,000		664	612	(d)(e)(j)
Standoutmedia Holding ApS	Denmark					06/2026		574,584		1,207	1,203	(d)(e)(f)(j)
										66,785	103,894		2.20%
Technology Hardware and Equipment
PerkinElmer Topco GP, L.L.C.		Class A-2				01/2022		365		50	49	(d)(e)(j)
Repairify Holdings, LLC		Class A				06/2021		1,655		50	20	(d)(e)(j)
										100	69		—%
Transportation
Neovia Acquisition, LLC						11/2022		6		719	—	(e)(j)
Providence Equity Partners IX-C L.P.						07/2025		54,259		55	61	(d)(e)(j)
										774	61		—%
Utilities
Apex Clean Energy TopCo, LLC		Class A				11/2021		149,776		15,125	23,835	(d)(e)(j)
Apex Clean Energy TopCo, LLC		Class B				07/2025		12,571		1,257	2,000	(d)(e)(j)
FIC Matterhorn CF Feeder, LP						08/2025		692		1	1	(d)(e)(j)
FIC Matterhorn CF, LP						08/2025		816,146		816	1,157	(d)(e)(j)
										17,199	26,993		0.57%
Total Common Stock										186,813	264,564		5.60%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Warrants(d)(j)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Cost(a)	Fair Value(a)		% of Net Assets
Commercial and Professional Services
Multi-Color Corporation						05/2033		5,655		$57	$27	(f)(j)
New Insight Holdings, Inc.						07/2024		5,104		—	—	(e)(f)(j)
										57	27		—%
Food, Beverage and Tobacco
Gotham Greens Holdings, PBC						06/2022		31,842		—	—	(e)(f)(j)
										—	—		—%
Health Care Equipment and Services
CHPPR Holdings Inc.						12/2023		13,942		204	1,640	(e)(j)
CHPPR Holdings Inc.						12/2023		6,604		71	591	(e)(j)
CHPPR Holdings Inc.						12/2023		7,625		181	1,709	(e)(j)
CHPPR Holdings Inc.						12/2023		3,054		55	684	(e)(j)
Nomi Health, Inc.						07/2023		2,174		—	—	(e)(j)
Nomi Health, Inc.						06/2024		4,857		—	3	(e)(j)
										511	4,627		0.10%
Insurance
SelectQuote, Inc.						10/2024		57,965		—	—	(e)(j)
										—	—		—%
Software and Services
ID.me, Inc.						01/2025		1,198,188		1,663	1,941	(e)(j)
										1,663	1,941		0.04%
Sports, Media and Entertainment
Eagle Football Holdings Limited						12/2022		5		—	—	(e)(j)
Eagle Football Holdings Limited						12/2022		5		—	—	(e)(j)
Fever Labs, Inc.						06/2025		15,704		—	63	(e)(j)
League One Volleyball, Inc.						01/2025		8		—	—	(e)(j)
PFL MMA, Inc.						01/2026		3		—	—	(e)(j)
Standoutmedia Holding ApS						06/2026		232,939		106	106	(e)(f)(j)
										106	169		—%
Transportation
FIP RR Holdings LLC						08/2025		2,103		731	1,615	(e)(j)
										731	1,615		0.03%
Total Warrants										3,068	8,379		0.18%
Total Investments										$7,131,079	6,946,081		146.92%
Liabilities in Excess of Other Assets											(2,218,311)		(46.92)%
Net Assets											$4,727,770		100.00%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

(a)  Investment holdings in foreign currencies are converted to U.S. dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. dollars unless otherwise noted.

(b)  Variable rate loans to the Fund's portfolio companies bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate ("SOFR"), or an alternate base rate such as the Bank Bill Swap Bid Rate ("BBSY"), Bank Bill Benchmark Rate ("BKBM"), Canadian Dollar Offered Rate ("CDOR"), Copenhagen Interbank Offered Rate ("CIBOR"), Euro Interbank Offered Rate ("EURIBOR"), Norwegian Interbank Offered Rate ("NIBOR"), Prime Rate ("PRIME"), Sterling Overnight Index Average ("SONIA"), Stockholm Interbank Offered Rate ("STIBOR") or Warsaw Interbank Offered Rate ("WIBOR"), at the borrower's option, which reset semi-annually (S), quarterly (Q), bi-monthly (B), or monthly (M). SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. Stated interest rates in this schedule represents the "all-in" rate as of June 30, 2026.

(c)  Variable rate coupon rate shown as of June 30, 2026.

(d)  These investments, which as of June 30, 2026 represented 144% of the Fund's net assets or 98% of the Fund's total assets, may be subject to legal restrictions on sales.

(e)  Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 4 to the consolidated financial statements).

(f)  These assets are pledged as collateral under the Fund or the Fund's consolidated subsidiaries' various revolving credit facilities.

(g)  As of June 30, 2026, the Fund had the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
15484880 Canada Inc.	1st Lien Revolving Loan	$291	$(36)	$255
15484910 Canada Inc.	Subordinated Delay Draw Term Loan	437	—	437
3 Step Sports LLC	1st Lien Delay Draw Term Loan	1,472	—	1,472
3 Step Sports LLC	1st Lien Revolving Loan	124	(99)	25
365RM Holdco, LLC	1st Lien Delay Draw Term Loan	112	—	112
365RM Holdco, LLC	1st Lien Revolving Loan	227	(27)	200
Abingdon Global Acquisitions Limited	1st Lien Delay Draw Term Loan	291	—	291
Accommodations Plus Technologies LLC	1st Lien Revolving Loan	219	—	219
ACP Avenu Buyer, LLC	1st Lien Delay Draw Term Loan	2,973	—	2,973
ACP Avenu Buyer, LLC	1st Lien Revolving Loan	1,057	(236)	821
ACTFY Buyer, Inc.	1st Lien Revolving Loan	476	—	476
Activate holdings (US) Corp.	1st Lien Revolving Loan	579	—	579
Addsecure Group Services AB	1st Lien Delay Draw Term Loan	554	—	554
Adonis Acquisition Holdings LLC	1st Lien Delay Draw Term Loan	330	—	330
Adonis Acquisition Holdings LLC	1st Lien Revolving Loan	1	(1)	—
Adonis Bidco, Inc.	1st Lien Delay Draw Term Loan	8,451	—	8,451
Adonis Bidco, Inc.	1st Lien Revolving Loan	5,688	—	5,688
Adonis Financial Funding, LLC	1st Lien Revolving Loan	417	(417)	—
Aduro Advisors, LLC	1st Lien Delay Draw Term Loan	1,006	—	1,006
Aduro Advisors, LLC	1st Lien Revolving Loan	597	—	597
AeriTek Global US Acquisition Inc.	1st Lien Revolving Loan	70	(20)	50
AI Titan Parent, Inc.	1st Lien Delay Draw Term Loan	1,387	—	1,387
AI Titan Parent, Inc.	1st Lien Revolving Loan	1,546	—	1,546

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Airx Climate Solutions, Inc.	1st Lien Delay Draw Term Loan	$1,289	$—	$1,289
Airx Climate Solutions, Inc.	1st Lien Revolving Loan	463	(88)	375
Alcresta Therapeutics, Inc.	1st Lien Delay Draw Term Loan	314	—	314
Alcresta Therapeutics, Inc.	1st Lien Revolving Loan	67	(16)	51
Aldinger Company	1st Lien Delay Draw Term Loan	353	—	353
Aldinger Company	1st Lien Revolving Loan	404	(101)	303
Aledade, Inc.	1st Lien Revolving Loan	4,683	(2,188)	2,495
Align Precision Group, LLC	1st Lien Delay Draw Term Loan	43	—	43
AllClear Military Inc.	1st Lien Revolving Loan	163	(49)	114
Anaplan, Inc.	1st Lien Revolving Loan	381	—	381
Andwis Group Limited	1st Lien Delay Draw Term Loan	1,489	—	1,489
Antenore Bidco SpA	1st Lien Delay Draw Term Loan	1,313	—	1,313
AP Adhesives Holdings, LLC	1st Lien Delay Draw Term Loan	1,210	—	1,210
AP Adhesives Holdings, LLC	1st Lien Revolving Loan	629	—	629
Apex Service Partners, LLC	1st Lien Revolving Loan	2,131	(978)	1,153
Apple Bidco Holdings, Inc.	1st Lien Delay Draw Term Loan	1,017	—	1,017
Apple Bidco Holdings, Inc.	1st Lien Revolving Loan	653	(239)	414
Aptean Acquiror Inc.	1st Lien Delay Draw Term Loan	527	—	527
Aptean Acquiror Inc.	1st Lien Revolving Loan	372	(85)	287
AQ Sunshine, Inc.	1st Lien Revolving Loan	1,652	—	1,652
Archduke Buyer, Inc.	1st Lien Revolving Loan	351	—	351
Arete Bidco Limited	1st Lien Delay Draw Term Loan	3,740	—	3,740
Arrow Borrower 2025, Inc.	1st Lien Revolving Loan	101	—	101
Artemis BidCo 2 LLC	1st Lien Delay Draw Term Loan	194	—	194
Artemis BidCo 2 LLC	1st Lien Revolving Loan	1	(1)	—
Artifact Bidco, Inc.	1st Lien Delay Draw Term Loan	282	—	282
Artifact Bidco, Inc.	1st Lien Revolving Loan	252	—	252
Artivion, Inc.	1st Lien Revolving Loan	336	(168)	168
ASPIRE BIDCO LIMITED	1st Lien Delay Draw Term Loan	554	—	554
ASP-r-pac Acquisition Co LLC	1st Lien Revolving Loan	839	—	839
Astra Service Partners, LLC	1st Lien Delay Draw Term Loan	506	—	506
athenahealth Group Inc.	1st Lien Revolving Loan	2,076	—	2,076
Avalign Technologies, Inc.	1st Lien Revolving Loan	249	(170)	79
Avia Pharma AB	1st Lien Delay Draw Term Loan	460	—	460
AX VI INV3 Holding AB	1st Lien Delay Draw Term Loan	1,686	—	1,686
Badia Spices, LLC	1st Lien Revolving Loan	211	—	211
Bamboo Health Holdings, LLC	1st Lien Revolving Loan	212	—	212
Bamboo Purchaser, Inc.	1st Lien Revolving Loan	1	(1)	—
Bamboo US BidCo LLC	1st Lien Revolving Loan	1,414	(495)	919
Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Banyan Software Holdings, LLC	1st Lien Delay Draw Term Loan	$11,516	$—	$11,516
Banyan Software Holdings, LLC	1st Lien Revolving Loan	510	(94)	416
Bayou Intermediate II, LLC	1st Lien Delay Draw Term Loan	60	—	60
Bayou Intermediate II, LLC	1st Lien Revolving Loan	158	(77)	81
BCPE Pequod Buyer, Inc.	1st Lien Revolving Loan	3,003	—	3,003
Beacon Pointe Harmony, LLC	1st Lien Delay Draw Term Loan	237	—	237
Beacon Pointe Harmony, LLC	1st Lien Revolving Loan	909	—	909
Beacon Wellness Brands, Inc.	1st Lien Revolving Loan	123	—	123
Bellwether Buyer, L.L.C.	1st Lien Delay Draw Term Loan	939	—	939
Bellwether Buyer, L.L.C.	1st Lien Revolving Loan	454	—	454
Berner Food & Beverage, LLC	1st Lien Revolving Loan	262	(197)	65
BGI Purchaser, Inc.	1st Lien Revolving Loan	4,673	(2,856)	1,817
BGIF IV Fearless Utility Services, Inc.	1st Lien Revolving Loan	709	(59)	650
Birdie Bidco, Inc.	1st Lien Delay Draw Term Loan	288	—	288
Birdie Bidco, Inc.	1st Lien Revolving Loan	303	—	303
Blue Raven Solutions, LLC	1st Lien Revolving Loan	423	—	423
Bluejack Fire Acquisition, Inc.	1st Lien Delay Draw Term Loan	1,416	—	1,416
Bluejack Fire Acquisition, Inc.	1st Lien Revolving Loan	294	(179)	115
BNZ TopCo B.V.	Subordinated Delay Draw Term Loan	7,692	—	7,692
Bobcat Purchaser, LLC	1st Lien Revolving Loan	306	—	306
Bobtail AcquisitionCo, LLC	1st Lien Delay Draw Term Loan	535	—	535
Bobtail AcquisitionCo, LLC	1st Lien Revolving Loan	309	(9)	300
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC	1st Lien Revolving Loan	1,912	—	1,912
BrightStar Group Holdings, Inc.	1st Lien Revolving Loan	505	—	505
Bulab Holdings, Inc.	1st Lien Delay Draw Term Loan	4,996	—	4,996
Bulab Holdings, Inc.	1st Lien Revolving Loan	6,101	—	6,101
Bumble Bidco Limited	1st Lien Delay Draw Term Loan	1,795	—	1,795
Burgess Point Purchaser Corporation	1st Lien Delay Draw Term Loan	2,153	—	2,153
Businessolver.com, Inc.	1st Lien Delay Draw Term Loan	182	—	182
Businessolver.com, Inc.	1st Lien Revolving Loan	84	—	84
BVI Medical, Inc.	1st Lien Delay Draw Term Loan	206	—	206
BVI Medical, Inc.	1st Lien Revolving Loan	1,586	(244)	1,342
C Block Development LLC	1st Lien Delay Draw Term Loan	40,398	—	40,398
Calculus Acquico Sarl	1st Lien Delay Draw Term Loan	293	—	293
Cambrex Corporation	1st Lien Revolving Loan	5,890	(1,683)	4,207
Cannon Bridge Designated Activity Company	1st Lien Revolving Loan	7,115	(5,168)	1,947
Capnor Connery Bidco A/S	1st Lien Delay Draw Term Loan	415	—	415
Capstone Acquisition Holdings, Inc.	1st Lien Revolving Loan	3,135	—	3,135
Captive Resources Midco, LLC	1st Lien Revolving Loan	185	—	185

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Cardinal Parent, Inc.	1st Lien Revolving Loan	$1	$—	$1
Cards-Live Oak Holdings, Inc.	1st Lien Delay Draw Term Loan	1,645	—	1,645
Cards-Live Oak Holdings, Inc.	1st Lien Revolving Loan	2,669	(1,579)	1,090
Cascade Parent Inc.	1st Lien Revolving Loan	52	—	52
CB-SDG Limited	1st Lien Delay Draw Term Loan	72	—	72
CBTS BORROWER, LLC	1st Lien Delay Draw Term Loan	950	—	950
Celnor Group Limited	1st Lien Delay Draw Term Loan	538	—	538
CentralSquare Technologies, LLC	1st Lien Revolving Loan	3,402	—	3,402
Cezanne Bidco	1st Lien Delay Draw Term Loan	2,921	—	2,921
CFG Investments WH Limited	1st Lien Revolving Loan	5,100	(556)	4,544
Chariot Buyer LLC	1st Lien Revolving Loan	100	—	100
Churchill Opco Holdings LLC	1st Lien Delay Draw Term Loan	867	—	867
Churchill Opco Holdings LLC	1st Lien Revolving Loan	381	(38)	343
City Line Distributors LLC	1st Lien Revolving Loan	1	—	1
Clarion Home Services Group, LLC	1st Lien Revolving Loan	416	(312)	104
Clearstead Advisors, LLC	1st Lien Delay Draw Term Loan	8	—	8
Clearstead Advisors, LLC	1st Lien Revolving Loan	62	(36)	26
Cloud Software Group, Inc.	1st Lien Revolving Loan	2,574	—	2,574
CMG HoldCo, LLC	1st Lien Delay Draw Term Loan	1,268	—	1,268
CMG HoldCo, LLC	1st Lien Revolving Loan	1,465	(458)	1,007
CMI Parent, Inc.	1st Lien Delay Draw Term Loan	1,083	—	1,083
CMI Parent, Inc.	1st Lien Revolving Loan	485	—	485
Cobalt Buyer Sub, Inc.	1st Lien Revolving Loan	1,195	(1,195)	—
Collision SP Subco, LLC	1st Lien Delay Draw Term Loan	639	—	639
Collision SP Subco, LLC	1st Lien Revolving Loan	88	—	88
Comet Software	1st Lien Delay Draw Term Loan	311	—	311
Computer Services, Inc.	1st Lien Delay Draw Term Loan	837	—	837
Confirmasoft AB	1st Lien Delay Draw Term Loan	510	—	510
Continental Acquisition Holdings, Inc.	1st Lien Revolving Loan	2	(1)	1
Convera International Holdings Limited	1st Lien Revolving Loan	1,917	—	1,917
CoreRx, Inc.	1st Lien Revolving Loan	1	(1)	—
Cority Software Inc.	1st Lien Revolving Loan	1,602	—	1,602
Cornerstone OnDemand, Inc.	1st Lien Revolving Loan	100	(25)	75
Coupa Holdings, LLC	1st Lien Revolving Loan	1	(1)	—
CPIG Holdco Inc.	1st Lien Revolving Loan	1	(1)	—
CR Bidco Limited	1st Lien Delay Draw Term Loan	146	—	146
Cradle Lux Bidco S.a r.l	1st Lien Delay Draw Term Loan	256	—	256
Create Music Holdings, LLC	2nd Lien Delay Draw Term Loan	753	—	753
Creek Parent, Inc.	1st Lien Revolving Loan	7,992	—	7,992

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Crossco (1469) Limited	1st Lien Delay Draw Term Loan	$1,026	$—	$1,026
Crown CT Parent Inc.	1st Lien Revolving Loan	903	(632)	271
CST Holding Company	1st Lien Revolving Loan	79	—	79
CVP Holdco, Inc.	1st Lien Delay Draw Term Loan	2,260	—	2,260
CVP Holdco, Inc.	1st Lien Revolving Loan	3,539	—	3,539
Cyber US Bidco LLC	1st Lien Delay Draw Term Loan	90	—	90
Cyber US Bidco LLC	1st Lien Revolving Loan	36	—	36
Databricks, Inc.	1st Lien Delay Draw Term Loan	2,453	—	2,453
Datix Bidco Limited	1st Lien Delay Draw Term Loan	891	—	891
Datix Bidco Limited	1st Lien Revolving Loan	1,423	—	1,423
Davidson Hotel Company LLC	1st Lien Delay Draw Term Loan	737	—	737
Davidson Hotel Company LLC	1st Lien Revolving Loan	567	—	567
DCert Buyer, Inc.	1st Lien Revolving Loan	185	—	185
DecoPac, Inc.	1st Lien Revolving Loan	4,655	—	4,655
Dedomena Bidco Limited	1st Lien Delay Draw Term Loan	390	—	390
Denali Intermediate Holdings, Inc.	1st Lien Revolving Loan	7,443	(1,340)	6,103
DFC Global Facility Borrower III LLC	1st Lien Revolving Loan	28,185	(26,283)	1,902
Diamond Mezzanine 24 LLC	1st Lien Revolving Loan	321	(321)	—
Diligent Corporation	1st Lien Revolving Loan	669	(264)	405
Divisions Holding Corporation	1st Lien Revolving Loan	99	(20)	79
Dorado Bidco, Inc.	1st Lien Delay Draw Term Loan	2,232	—	2,232
Dorado Bidco, Inc.	1st Lien Revolving Loan	698	—	698
DOXA Insurance Holdings LLC	1st Lien Delay Draw Term Loan	911	—	911
DOXA Insurance Holdings LLC	1st Lien Revolving Loan	211	(60)	151
Doxim Inc.	1st Lien Revolving Loan	2,198	—	2,198
DP Flores Holdings, LLC	1st Lien Delay Draw Term Loan	1,115	—	1,115
DP Flores Holdings, LLC	1st Lien Revolving Loan	513	—	513
Drivecentric Holdings, LLC	1st Lien Delay Draw Term Loan	449	—	449
Drivecentric Holdings, LLC	1st Lien Revolving Loan	518	—	518
Drogon Bidco Inc.	1st Lien Delay Draw Term Loan	180	—	180
Drogon Bidco Inc.	1st Lien Revolving Loan	445	(36)	409
DRS Holdings III, Inc.	1st Lien Revolving Loan	183	—	183
DuraServ LLC	1st Lien Delay Draw Term Loan	328	—	328
DuraServ LLC	1st Lien Revolving Loan	227	(82)	145
EC Partners Spanish Bidco, S.L.U.	1st Lien Delay Draw Term Loan	635	—	635
Echo Purchaser, Inc.	1st Lien Revolving Loan	213	—	213
Echo Senior Finco, LLC	1st Lien Delay Draw Term Loan	580	—	580
Eclipse Buyer, Inc.	1st Lien Delay Draw Term Loan	7,630	—	7,630
Eclipse Buyer, Inc.	1st Lien Revolving Loan	4,351	—	4,351

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Edition Holdings, Inc.	1st Lien Delay Draw Term Loan	$458	$—	$458
Edition Holdings, Inc.	1st Lien Revolving Loan	192	(7)	185
Edmunds GovTech, Inc.	1st Lien Revolving Loan	64	(32)	32
EG MIDCO APS	1st Lien Delay Draw Term Loan	2,633	—	2,633
Einstein Parent, Inc.	1st Lien Revolving Loan	537	—	537
EJC Bidco Pty Ltd	1st Lien Delay Draw Term Loan	6,104	—	6,104
Elemica, Inc.	1st Lien Revolving Loan	2,180	(121)	2,059
Elevation Services Parent Holdings, LLC	1st Lien Revolving Loan	631	(454)	177
Elliott Davis Advisory, LLC	1st Lien Delay Draw Term Loan	160	—	160
Elliott Davis Advisory, LLC	1st Lien Revolving Loan	280	—	280
ELM DebtCo, LLC	1st Lien Delay Draw Term Loan	88	—	88
ELM DebtCo, LLC	1st Lien Revolving Loan	99	(10)	89
EMB Purchaser, Inc.	1st Lien Delay Draw Term Loan	7,857	—	7,857
EMB Purchaser, Inc.	1st Lien Revolving Loan	6,840	(2,280)	4,560
Empower Payments Investor, LLC	1st Lien Delay Draw Term Loan	171	—	171
Empower Payments Investor, LLC	1st Lien Revolving Loan	60	—	60
Endurance PT Technology Buyer Corporation	1st Lien Revolving Loan	50	(20)	30
Envisage Dental UK Limited	1st Lien Delay Draw Term Loan	1,009	—	1,009
Erasmus Acquisition Holding B.V.	1st Lien Delay Draw Term Loan	406	—	406
ESHA Intermediate, LLC	1st Lien Delay Draw Term Loan	319	—	319
ESHA Intermediate, LLC	1st Lien Revolving Loan	285	—	285
Essential Services Holding Corporation	1st Lien Revolving Loan	2,611	(1,149)	1,462
Eternal Aus Bidco Pty Ltd	1st Lien Delay Draw Term Loan	98	—	98
Europa Bidco Limited	1st Lien Delay Draw Term Loan	2,950	—	2,950
EuroParcs Topholding B.V.	1st Lien Delay Draw Term Loan	322	—	322
EVEREST BIDCO I, INC.	1st Lien Revolving Loan	301	—	301
EVEREST BIDCO I, INC.	1st Lien Delay Draw Term Loan	564	—	564
Evolent Health LLC	1st Lien Revolving Loan	4	(2)	2
Excel Fitness Consolidator LLC	1st Lien Revolving Loan	42	—	42
ExtraHop Networks, Inc.	1st Lien Revolving Loan	420	(420)	—
Fever Labs, Inc.	1st Lien Delay Draw Term Loan	784	—	784
Fever Labs, Inc.	1st Lien Revolving Loan	5,323	(3,018)	2,305
Firebird Acquisition Corp, Inc.	1st Lien Delay Draw Term Loan	614	—	614
Firebird Acquisition Corp, Inc.	1st Lien Revolving Loan	473	—	473
Fitness Ventures Holdings, Inc.	1st Lien Delay Draw Term Loan	263	—	263
Fitness Ventures Holdings, Inc.	1st Lien Revolving Loan	141	(139)	2
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolving Loan	2,646	—	2,646
Flexential Topco Corporation	1st Lien Revolving Loan	3,000	(3,000)	—
Flexera Software LLC	1st Lien Revolving Loan	15	—	15

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Flint Opco, LLC	1st Lien Delay Draw Term Loan	$745	$—	$745
Flint Opco, LLC	1st Lien Revolving Loan	1	—	1
Flywheel Acquireco, Inc.	1st Lien Revolving Loan	1,664	(1,498)	166
Forward Keystone Holdings, LP	Subordinated Delay Draw Term Loan	1,019	—	1,019
Fossil Group, Inc.	1st Lien Revolving Loan	805	(199)	606
Foundation Consumer Brands, LLC	1st Lien Revolving Loan	788	—	788
Foundation Risk Partners, Corp.	1st Lien Revolving Loan	3,846	(1,322)	2,524
Frontline Road Safety Operations, LLC	1st Lien Delay Draw Term Loan	3	—	3
Frontline Road Safety Operations, LLC	1st Lien Revolving Loan	5,513	—	5,513
G702 Buyer, Inc.	1st Lien Revolving Loan	71	—	71
Galaxy Buyer, Inc.	1st Lien Delay Draw Term Loan	69	—	69
Galaxy Buyer, Inc.	1st Lien Revolving Loan	190	—	190
Galway Borrower LLC	1st Lien Delay Draw Term Loan	2,656	—	2,656
Galway Borrower LLC	1st Lien Revolving Loan	1,691	(537)	1,154
GC Waves Holdings, Inc.	1st Lien Delay Draw Term Loan	160	—	160
GC Waves Holdings, Inc.	1st Lien Revolving Loan	173	—	173
Generator Buyer, Inc.	1st Lien Delay Draw Term Loan	152	—	152
Generator Buyer, Inc.	1st Lien Revolving Loan	254	(46)	208
GENERATOR US BUYER, INC.	1st Lien Delay Draw Term Loan	784	—	784
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Delay Draw Term Loan	154	—	154
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Revolving Loan	70	—	70
GHP-VGS Purchaser LLC	1st Lien Delay Draw Term Loan	926	—	926
GHP-VGS Purchaser LLC	1st Lien Revolving Loan	285	(38)	247
GHX Ultimate Parent Corporation	1st Lien Revolving Loan	1,946	—	1,946
Global Music Rights, LLC	1st Lien Revolving Loan	6,442	(2,577)	3,865
GMF Parent, Inc.	1st Lien Delay Draw Term Loan	495	—	495
GMF Parent, Inc.	1st Lien Revolving Loan	366	(33)	333
GNZ Energy Bidco Limited	1st Lien Delay Draw Term Loan	1,114	—	1,114
Goldeneye Parent, LLC	1st Lien Revolving Loan	373	—	373
Goose Borrower, L.P.	1st Lien Revolving Loan	674	—	674
GreatBear Bidco Limited	1st Lien Delay Draw Term Loan	7	—	7
Grit Buyer, Inc.	1st Lien Delay Draw Term Loan	262	—	262
Grit Buyer, Inc.	1st Lien Revolving Loan	94	—	94
GS SEER Group Borrower LLC	1st Lien Revolving Loan	37	(28)	9
GSV Purchaser, Inc.	1st Lien Delay Draw Term Loan	1,623	—	1,623
GSV Purchaser, Inc.	1st Lien Revolving Loan	1,202	—	1,202
GTCR Everest Borrower, LLC	1st Lien Revolving Loan	211	—	211
GTCR F Buyer Corp.	1st Lien Delay Draw Term Loan	139	—	139

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
GTCR F Buyer Corp.	1st Lien Revolving Loan	$45	$(3)	$42
Guidepoint Security Holdings, LLC	1st Lien Delay Draw Term Loan	222	—	222
Guidepoint Security Holdings, LLC	1st Lien Revolving Loan	251	(50)	201
Hakken Bidco B.V.	1st Lien Delay Draw Term Loan	717	—	717
Hamilton Thorne Inc.	1st Lien Delay Draw Term Loan	729	—	729
Harbourvest Global Private Equity Limited	1st Lien Revolving Loan	24,000	(10,000)	14,000
HarbourVest Structured Solutions 2025 L.P.	Subordinated Delay Draw Term Loan	7,924	—	7,924
HBH Buyer, LLC	1st Lien Delay Draw Term Loan	103	—	103
HBH Buyer, LLC	1st Lien Revolving Loan	602	(253)	349
Healthco Investment Ltd	1st Lien Delay Draw Term Loan	851	—	851
Heavy Construction Systems Specialists, LLC	1st Lien Revolving Loan	410	—	410
HH-Stella, Inc.	1st Lien Delay Draw Term Loan	905	—	905
HH-Stella, Inc.	1st Lien Revolving Loan	444	—	444
HIG OPERATIONS HOLDINGS, INC.	1st Lien Delay Draw Term Loan	233	—	233
High Street Buyer, Inc.	1st Lien Delay Draw Term Loan	488	—	488
High Street Buyer, Inc.	1st Lien Revolving Loan	688	—	688
Highline Aftermarket Acquisition, LLC	1st Lien Revolving Loan	2	—	2
Hills Distribution, Inc.	1st Lien Delay Draw Term Loan	387	—	387
Hills Distribution, Inc.	1st Lien Revolving Loan	424	(280)	144
Himalaya TopCo LLC	1st Lien Delay Draw Term Loan	8,600	—	8,600
Himalaya TopCo LLC	1st Lien Revolving Loan	9,314	(1,449)	7,865
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)	1st Lien Delay Draw Term Loan	701	—	701
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)	1st Lien Revolving Loan	2,068	(1,088)	980
HP RSS Buyer, Inc.	1st Lien Delay Draw Term Loan	368	—	368
HuFriedy Group Acquisition LLC	1st Lien Delay Draw Term Loan	871	—	871
HuFriedy Group Acquisition LLC	1st Lien Revolving Loan	2,102	(189)	1,913
Hyland Software, Inc.	1st Lien Revolving Loan	626	—	626
Icefall Parent, Inc.	1st Lien Revolving Loan	154	—	154
ID.me, LLC	1st Lien Delay Draw Term Loan	1,524	—	1,524
ID.me, LLC	1st Lien Revolving Loan	2,309	—	2,309
IFH Franchisee Holdings, LLC	1st Lien Delay Draw Term Loan	880	—	880
IFH Franchisee Holdings, LLC	1st Lien Revolving Loan	1,737	(1,158)	579
Infinity Home Services HoldCo, Inc.	1st Lien Delay Draw Term Loan	3,969	—	3,969
Infinity Home Services HoldCo, Inc.	1st Lien Revolving Loan	456	—	456
Innovative Food Supplements Ltd	1st Lien Delay Draw Term Loan	1,170	—	1,170
Inspiring Generations B.V.	1st Lien Delay Draw Term Loan	183	—	183
Inszone Mid, LLC	1st Lien Delay Draw Term Loan	712	—	712

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Inszone Mid, LLC	1st Lien Revolving Loan	$1,291	$—	$1,291
Internet Truckstop Group LLC	1st Lien Revolving Loan	302	—	302
Intero Integrity Services Group B.V.	1st Lien Delay Draw Term Loan	559	—	559
IQN Holding Corp.	1st Lien Revolving Loan	628	(377)	251
IRI Group Holdings, Inc.	1st Lien Revolving Loan	1,885	—	1,885
JAMS Buyer LLC	1st Lien Delay Draw Term Loan	625	—	625
JAMS Buyer LLC	1st Lien Revolving Loan	349	—	349
Jeppesen Holdings, LLC	1st Lien Revolving Loan	66	—	66
Jones Fish Hatcheries & Distributors, LLC	1st Lien Delay Draw Term Loan	848	—	848
Jones Fish Hatcheries & Distributors, LLC	1st Lien Revolving Loan	254	—	254
JSG II, Inc. and Checkers USA, Inc.	1st Lien Delay Draw Term Loan	50	—	50
JSG II, Inc. and Checkers USA, Inc.	1st Lien Revolving Loan	22	—	22
Kairos Bidco Limited	1st Lien Revolving Loan	116	(12)	104
Kairos SAS	1st Lien Delay Draw Term Loan	685	—	685
King Risk Partners, LLC	1st Lien Delay Draw Term Loan	1,660	—	1,660
King Risk Partners, LLC	1st Lien Revolving Loan	261	—	261
Kings Buyer, LLC	1st Lien Revolving Loan	186	(110)	76
Knight AcquireCo, LLC	1st Lien Delay Draw Term Loan	693	—	693
Koala Investment Holdings, Inc.	1st Lien Delay Draw Term Loan	181	—	181
Koala Investment Holdings, Inc.	1st Lien Revolving Loan	85	(45)	40
Kohlberg Private Credit Investors Rated Feeder-L, L.L.C.	Subordinated Delay Draw Term Loan	1,753	—	1,753
KPS Global LLC	1st Lien Revolving Loan	1,359	—	1,359
Laboratories Bidco LLC	1st Lien Delay Draw Term Loan	99	—	99
Laboratories Bidco LLC	1st Lien Revolving Loan	1,659	(1,634)	25
LBC Woodlands Purchaser LLC	1st Lien Delay Draw Term Loan	564	—	564
LBC Woodlands Purchaser LLC	1st Lien Revolving Loan	611	(49)	562
League One Volleyball Clubs, LLC	1st Lien Delay Draw Term Loan	1	—	1
LeanTaaS Holdings, Inc.	1st Lien Delay Draw Term Loan	2,521	—	2,521
LEG Purchaser Inc	1st Lien Revolving Loan	119	(69)	50
Legends Hospitality Holding Company, LLC	1st Lien Revolving Loan	600	(165)	435
Leviathan Intermediate Holdco, LLC	1st Lien Revolving Loan	13	—	13
LGDN Bidco Limited	1st Lien Delay Draw Term Loan	286	—	286
LHS Borrower, LLC	1st Lien Revolving Loan	192	(50)	142
Lightbeam Bidco, Inc.	1st Lien Delay Draw Term Loan	268	—	268
Lightbeam Bidco, Inc.	1st Lien Revolving Loan	1	—	1
Livewire Acquisition, Inc.	1st Lien Delay Draw Term Loan	755	—	755
Livewire Acquisition, Inc.	1st Lien Revolving Loan	754	(226)	528
LivTech Purchaser, Inc.	1st Lien Revolving Loan	384	—	384
LJ Perimeter Buyer, Inc.	1st Lien Delay Draw Term Loan	1,003	—	1,003

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
MARI EVENTS MIDCO LLC	1st Lien Delay Draw Term Loan	$10	$—	$10
MASCO GROUP S.P.A.	1st Lien Delay Draw Term Loan	1,695	—	1,695
Maximus BidCo AB	1st Lien Delay Draw Term Loan	6,076	—	6,076
MCVIII Bidco Group B.V.	1st Lien Delay Draw Term Loan	109	—	109
Medlar Bidco Limited	1st Lien Delay Draw Term Loan	1,604	—	1,604
Merit Financial Group, LLC	1st Lien Delay Draw Term Loan	56	—	56
Merit Financial Group, LLC	1st Lien Revolving Loan	198	—	198
Merit Software Finance Holdings, LLC	1st Lien Delay Draw Term Loan	454	—	454
Merit Software Finance Holdings, LLC	1st Lien Revolving Loan	206	—	206
Metatiedot Bidco Oy	1st Lien Revolving Loan	642	(64)	578
Meyer Laboratory, LLC	1st Lien Revolving Loan	192	(65)	127
ML Holdco, Inc.	1st Lien Delay Draw Term Loan	4,742	—	4,742
Moderna, Inc.	1st Lien Delay Draw Term Loan	48,526	—	48,526
Modernizing Medicine, Inc.	1st Lien Revolving Loan	2,111	—	2,111
Monica Holdco (US), Inc.	1st Lien Delay Draw Term Loan	2,135	—	2,135
Monica Holdco (US), Inc.	1st Lien Revolving Loan	2,347	—	2,347
Mountaineer Merger Corporation	1st Lien Revolving Loan	5,375	(3,257)	2,118
Movares Group B.V.	1st Lien Delay Draw Term Loan	494	—	494
Mr. Greens Intermediate, LLC	1st Lien Delay Draw Term Loan	454	—	454
Mr. Greens Intermediate, LLC	1st Lien Revolving Loan	146	—	146
MRI Software LLC	1st Lien Delay Draw Term Loan	263	—	263
MRI Software LLC	1st Lien Revolving Loan	631	(158)	473
Msis Holdings, Inc.	1st Lien Delay Draw Term Loan	1,164	—	1,164
Msis Holdings, Inc.	1st Lien Revolving Loan	830	(151)	679
Mustang Prospects Purchaser, LLC	1st Lien Revolving Loan	284	—	284
Namecheap Inc	1st Lien Revolving Loan	110	—	110
NAMSA Holdco, LLC	1st Lien Delay Draw Term Loan	995	—	995
NAMSA Holdco, LLC	1st Lien Revolving Loan	1	(1)	—
NCP-MSI Buyer, Inc.	1st Lien Delay Draw Term Loan	887	—	887
NCP-MSI Buyer, Inc.	1st Lien Revolving Loan	1,031	(736)	295
Nelipak Holding Company	1st Lien Delay Draw Term Loan	981	—	981
Nelipak Holding Company	1st Lien Revolving Loan	548	—	548
Neptune BidCo US Inc.	1st Lien Revolving Loan	2,988	—	2,988
Netsmart Technologies, Inc.	1st Lien Delay Draw Term Loan	4,473	—	4,473
Netsmart Technologies, Inc.	1st Lien Revolving Loan	5,311	—	5,311
Next Holdco, LLC	1st Lien Revolving Loan	37	—	37
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolving Loan	340	(247)	93
North Haven Fairway Buyer, LLC	1st Lien Delay Draw Term Loan	1,208	—	1,208
North Haven Fairway Buyer, LLC	1st Lien Revolving Loan	253	(193)	60

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
North Star Acquisitionco, LLC	1st Lien Revolving Loan	$621	$—	$621
Northwinds Holding, Inc.	1st Lien Delay Draw Term Loan	514	—	514
Northwinds Holding, Inc.	1st Lien Revolving Loan	965	—	965
Oak Funding LLC	1st Lien Delay Draw Term Loan	6,423	—	6,423
Oakbridge Insurance Agency LLC	1st Lien Delay Draw Term Loan	664	—	664
Oakbridge Insurance Agency LLC	1st Lien Revolving Loan	114	(9)	105
Odevo AB	1st Lien Delay Draw Term Loan	164	—	164
Oiva Isannointi Group Oy	1st Lien Delay Draw Term Loan	175	—	175
OLIFAN GROUP PARTNERS	1st Lien Delay Draw Term Loan	241	—	241
Omnigo Software, LLC	1st Lien Delay Draw Term Loan	43	—	43
Omnigo Software, LLC	1st Lien Revolving Loan	55	—	55
Optio Group Limited	1st Lien Delay Draw Term Loan	615	—	615
Orange Barrel Media, LLC	1st Lien Revolving Loan	6,864	(5,907)	957
Pallas NZ Funding Trust No. 1	1st Lien Revolving Loan	3,558	(3,558)	—
Panther NewCo	1st Lien Delay Draw Term Loan	1,181	—	1,181
Paris US Holdco, Inc. & 1001028292 Ontario Inc.	1st Lien Revolving Loan	1,075	(81)	994
Pathstone Family Office LLC	1st Lien Revolving Loan	629	—	629
Patriot Growth Insurance Services, LLC	1st Lien Revolving Loan	250	—	250
Pave America Holding, LLC	1st Lien Delay Draw Term Loan	71	—	71
Pave America Holding, LLC	1st Lien Revolving Loan	124	(62)	62
PCIA SPV-3, LLC	1st Lien Delay Draw Term Loan	1,355	—	1,355
PCIA SPV-3, LLC	1st Lien Revolving Loan	929	—	929
PCMI Parent, LLC	1st Lien Revolving Loan	628	—	628
PCS Midco, Inc.	1st Lien Revolving Loan	75	—	75
PDDS Holdco, Inc.	1st Lien Revolving Loan	88	(7)	81
PDI TA Holdings, Inc.	1st Lien Revolving Loan	185	(185)	—
People Corporation	1st Lien Delay Draw Term Loan	3,555	—	3,555
People Corporation	1st Lien Revolving Loan	1,357	—	1,357
Perigon Wealth Management, LLC	1st Lien Delay Draw Term Loan	249	—	249
Perigon Wealth Management, LLC	1st Lien Revolving Loan	250	—	250
PestCo, LLC	1st Lien Revolving Loan	17	(5)	12
pH Beauty Holdings III, Inc.	1st Lien Revolving Loan	227	—	227
Pike Corporation	1st Lien Delay Draw Term Loan	13,758	—	13,758
Pike Corporation	1st Lien Revolving Loan	9,172	—	9,172
Pinnacle MEP Intermediate Holdco LLC	1st Lien Delay Draw Term Loan	1,173	—	1,173
Pinnacle MEP Intermediate Holdco LLC	1st Lien Revolving Loan	519	(139)	380
Plaskolite PPC Intermediate II LLC	1st Lien Revolving Loan	2,713	(695)	2,018
Pluralsight, LLC	1st Lien Delay Draw Term Loan	1,322	—	1,322
Pluralsight, LLC	1st Lien Revolving Loan	529	—	529

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Poseidon Intermediateco, Inc.	1st Lien Delay Draw Term Loan	$229	$—	$229
Poseidon Intermediateco, Inc.	1st Lien Revolving Loan	118	—	118
PracticeTek Purchaser, LLC	1st Lien Revolving Loan	2	(1)	1
Precision Concepts Parent Inc.	1st Lien Revolving Loan	184	(34)	150
Premier Specialties, Inc.	1st Lien Revolving Loan	385	(212)	173
Premiere Buyer, LLC	1st Lien Delay Draw Term Loan	321	—	321
Premiere Buyer, LLC	1st Lien Revolving Loan	1,062	—	1,062
Premise Health Holding Corp.	1st Lien Delay Draw Term Loan	226	—	226
Premise Health Holding Corp.	1st Lien Revolving Loan	551	—	551
Prestige Brands, Inc.	1st Lien Delay Draw Term Loan	167	—	167
Priority Waste Holdings LLC	1st Lien Revolving Loan	2	(1)	1
Project Alliance Buyer, LLC	1st Lien Revolving Loan	40	—	40
Project Cardinal Acquisition, LLC	1st Lien Delay Draw Term Loan	146	—	146
Project Cardinal Acquisition, LLC	1st Lien Revolving Loan	176	—	176
Project Optimus Bidco Limited	1st Lien Delay Draw Term Loan	375	—	375
Project Optimus Bidco Limited	1st Lien Revolving Loan	91	—	91
Proofpoint, Inc.	1st Lien Revolving Loan	246	—	246
Property Finder Mercury Ltd	1st Lien Delay Draw Term Loan	740	—	740
Proyectos Deportivos Forus, S.L.U.	1st Lien Delay Draw Term Loan	69	—	69
PSC Parent, Inc.	1st Lien Revolving Loan	993	(477)	516
PumpTech, LLC	1st Lien Delay Draw Term Loan	387	—	387
PumpTech, LLC	1st Lien Revolving Loan	454	—	454
Pye-Barker Fire & Safety, LLC	1st Lien Delay Draw Term Loan	837	—	837
QBS Parent, Inc.	1st Lien Revolving Loan	488	—	488
QF Holdings, Inc.	1st Lien Delay Draw Term Loan	285	—	285
QF Holdings, Inc.	1st Lien Revolving Loan	241	(17)	224
QIMA Finance Ltd	1st Lien Delay Draw Term Loan	1,513	—	1,513
Quick Quack Car Wash Holdings, LLC	1st Lien Delay Draw Term Loan	132	—	132
Quick Quack Car Wash Holdings, LLC	1st Lien Revolving Loan	366	—	366
Quirch Foods Holdings, LLC	1st Lien Delay Draw Term Loan	532	—	532
Radiate Holdco LLC	1st Lien Delay Draw Term Loan	6,043	—	6,043
Radius Aerospace Europe Limited	1st Lien Revolving Loan	494	(475)	19
Radius Aerospace, Inc.	1st Lien Revolving Loan	861	(130)	731
Radwell Parent, LLC	1st Lien Delay Draw Term Loan	473	—	473
Radwell Parent, LLC	1st Lien Revolving Loan	64	(17)	47
Raven Acquisition Holdings, LLC	1st Lien Delay Draw Term Loan	644	—	644
Raven Acquisition Holdings, LLC	1st Lien Revolving Loan	1,424	—	1,424
Rawlings Sporting Goods Company, Inc.	1st Lien Revolving Loan	3,147	—	3,147
RB Holdings Interco, LLC	1st Lien Revolving Loan	698	(171)	527

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Reagent Chemical & Research, LLC	1st Lien Revolving Loan	$564	$—	$564
Reddy Ice LLC	1st Lien Delay Draw Term Loan	200	—	200
Reddy Ice LLC	1st Lien Revolving Loan	8,412	(4,611)	3,801
Redwood Services, LP	1st Lien Delay Draw Term Loan	214	—	214
Redwood Services, LP	1st Lien Revolving Loan	318	—	318
Registrar Intermediate, LLC	1st Lien Revolving Loan	782	(782)	—
Repairify, Inc.	1st Lien Revolving Loan	766	(540)	226
Revalize, Inc.	1st Lien Revolving Loan	227	(96)	131
Revival Animal Health, LLC	1st Lien Delay Draw Term Loan	266	—	266
Revival Animal Health, LLC	1st Lien Revolving Loan	307	(307)	—
Ristretto Bidco B.V.	1st Lien Delay Draw Term Loan	3,887	—	3,887
Ristretto Bidco B.V.	1st Lien Revolving Loan	3,531	(1,536)	1,995
RMS Holdco II, LLC	1st Lien Revolving Loan	883	—	883
Rocket Buyer, LLC	1st Lien Delay Draw Term Loan	1,487	—	1,487
Rocket Buyer, LLC	1st Lien Revolving Loan	867	(218)	649
Rodeo AcquisitionCo LLC	1st Lien Revolving Loan	487	(24)	463
Roman New Bidco Limited	1st Lien Delay Draw Term Loan	869	—	869
Royal Borrower, LLC	1st Lien Delay Draw Term Loan	807	—	807
Royal Borrower, LLC	1st Lien Revolving Loan	805	—	805
Rubicone Bidco Limited	1st Lien Delay Draw Term Loan	494	—	494
Runway Bidco, LLC	1st Lien Delay Draw Term Loan	258	—	258
Runway Bidco, LLC	1st Lien Revolving Loan	116	—	116
RWA Wealth Partners, LLC	1st Lien Delay Draw Term Loan	1,926	—	1,926
RWA Wealth Partners, LLC	1st Lien Revolving Loan	744	—	744
Saber Parent Holdings Corp.	1st Lien Delay Draw Term Loan	379	—	379
Saber Parent Holdings Corp.	1st Lien Revolving Loan	284	(132)	152
Sabseg Group, S.L.	1st Lien Delay Draw Term Loan	6	—	6
SageSure Holdings, LLC	1st Lien Delay Draw Term Loan	422	—	422
Saldon Holdings, Inc.	1st Lien Revolving Loan	567	—	567
Salt & Stone, Inc.	1st Lien Revolving Loan	1,198	—	1,198
Sapphire Software Buyer, Inc.	1st Lien Revolving Loan	1,491	—	1,491
Saturn Purchaser Corp.	1st Lien Delay Draw Term Loan	52	—	52
Saturn Purchaser Corp.	1st Lien Revolving Loan	14	—	14
Seeker Bidco Ltd	1st Lien Delay Draw Term Loan	307	—	307
Severin Acquisition, LLC	1st Lien Delay Draw Term Loan	6,816	—	6,816
Severin Acquisition, LLC	1st Lien Revolving Loan	5,768	(2,884)	2,884
SG Acquisition, Inc.	1st Lien Revolving Loan	418	—	418
SGM Acquisition Sub, LLC	1st Lien Delay Draw Term Loan	1,501	—	1,501
SGM Acquisition Sub, LLC	1st Lien Revolving Loan	529	(127)	402

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Shout! Factory, LLC	1st Lien Revolving Loan	$83	$(23)	$60
SIG Parent Holdings, LLC	1st Lien Delay Draw Term Loan	5,661	—	5,661
SIG Parent Holdings, LLC	1st Lien Revolving Loan	667	—	667
Sigma Electric Manufacturing Corporation	1st Lien Revolving Loan	82	(15)	67
Signant Finance One Limited	1st Lien Delay Draw Term Loan	38	—	38
Signant Finance One Limited	1st Lien Revolving Loan	54	(16)	38
Silk Holdings III LLC	1st Lien Revolving Loan	351	(25)	326
Silver Bidco GmbH	1st Lien Delay Draw Term Loan	175	—	175
Silver Midco 1 GmbH	Subordinated Delay Draw Term Loan	304	—	304
Skyliner BIS S.A R.L.	1st Lien Delay Draw Term Loan	199	—	199
Slaine Holdings LLC	Subordinated Delay Draw Term Loan	2,422	—	2,422
Slaine Holdings LLC	Subordinated Revolving Loan	438	—	438
Smarsh Inc.	1st Lien Delay Draw Term Loan	797	—	797
Smarsh Inc.	1st Lien Revolving Loan	680	(390)	290
Solar Bidco Limited	1st Lien Delay Draw Term Loan	791	—	791
Spaceship Purchaser, Inc.	1st Lien Revolving Loan	1,411	—	1,411
Spark Purchaser, Inc.	1st Lien Revolving Loan	281	—	281
Spindrift Beverage Co., Inc.	1st Lien Delay Draw Term Loan	137	—	137
Spindrift Beverage Co., Inc.	1st Lien Revolving Loan	350	(41)	309
Sport Maska Inc.	1st Lien Revolving Loan	2,361	(1,646)	715
Spruce Bidco II Inc.	1st Lien Revolving Loan	11,657	(4,533)	7,124
ST Athena Global LLC	1st Lien Revolving Loan	696	(99)	597
StepStone Boulder II, L.P.	1st Lien Delay Draw Term Loan	4,563	—	4,563
Sterilex LLC	1st Lien Revolving Loan	2	(1)	1
Steward Partners Global Advisory, LLC	1st Lien Delay Draw Term Loan	17	—	17
Steward Partners Global Advisory, LLC	1st Lien Revolving Loan	86	—	86
Sugar PPC Buyer LLC	1st Lien Delay Draw Term Loan	821	—	821
Sun Acquirer Corp.	1st Lien Delay Draw Term Loan	3,715	—	3,715
Sun Acquirer Corp.	1st Lien Revolving Loan	1,638	—	1,638
Sunbit Receivables Trust IV	1st Lien Revolving Loan	5,060	(3,455)	1,605
Sundance Group Holdings, Inc.	1st Lien Revolving Loan	183	(11)	172
Sunvair Aerospace Group, Inc.	1st Lien Delay Draw Term Loan	572	—	572
Sunvair Aerospace Group, Inc.	1st Lien Revolving Loan	653	(58)	595
Superman Holdings, LLC	1st Lien Revolving Loan	1,259	—	1,259
Supplying Demand, Inc.	1st Lien Revolving Loan	6,256	(2,867)	3,389
Surescripts, LLC	1st Lien Revolving Loan	241	—	241
SV Newco 2, Inc.	1st Lien Delay Draw Term Loan	210	—	210
SV Newco 2, Inc.	1st Lien Revolving Loan	587	(205)	382
Symplr Software Inc.	1st Lien Revolving Loan	1	(1)	—
Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Systems Planning and Analysis, Inc.	1st Lien Revolving Loan	$1,004	$(372)	$632
Talon Buyer Inc.	1st Lien Delay Draw Term Loan	437	—	437
Talon Buyer Inc.	1st Lien Revolving Loan	224	—	224
Tandarts Today Holding B.V.	1st Lien Delay Draw Term Loan	1,685	—	1,685
TCI Buyer LLC	1st Lien Delay Draw Term Loan	6,080	—	6,080
TCI Buyer LLC	1st Lien Revolving Loan	3,017	—	3,017
TCP Hawker Intermediate LLC	1st Lien Delay Draw Term Loan	2,683	—	2,683
TCP Hawker Intermediate LLC	1st Lien Revolving Loan	5,995	(3,626)	2,369
Telle Tire & Auto Service, LLC	1st Lien Delay Draw Term Loan	418	—	418
Telle Tire & Auto Service, LLC	1st Lien Revolving Loan	71	(48)	23
The Mather Group, LLC	1st Lien Delay Draw Term Loan	213	—	213
The Mather Group, LLC	1st Lien Revolving Loan	750	—	750
The Ultimus Group Midco, LLC	1st Lien Delay Draw Term Loan	649	—	649
The Ultimus Group Midco, LLC	1st Lien Revolving Loan	252	—	252
Thermostat Purchaser III, Inc.	1st Lien Revolving Loan	100	(14)	86
Three Rivers Buyer, Inc.	1st Lien Revolving Loan	79	—	79
Titan BW Borrower L.P.	1st Lien Delay Draw Term Loan	1,008	—	1,008
Titan BW Borrower L.P.	1st Lien Revolving Loan	5,367	—	5,367
Trading Technologies International, Inc.	1st Lien Revolving Loan	89	—	89
Transit Technologies LLC	1st Lien Delay Draw Term Loan	921	—	921
Transit Technologies LLC	1st Lien Revolving Loan	839	—	839
Triple JJJ Lube, Corp.	1st Lien Revolving Loan	227	—	227
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Delay Draw Term Loan	2,085	—	2,085
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Revolving Loan	1,474	—	1,474
Truist Insurance Holdings, LLC	1st Lien Revolving Loan	654	(19)	635
TSS Buyer, LLC	1st Lien Delay Draw Term Loan	183	—	183
TSWT Acquisition, Inc.	1st Lien Delay Draw Term Loan	19	—	19
TSWT Acquisition, Inc.	1st Lien Revolving Loan	55	(26)	29
Two Six Labs, LLC	1st Lien Revolving Loan	2,448	—	2,448
U.S. Urology Partners, LLC	1st Lien Revolving Loan	185	(80)	105
UFS, LLC	1st Lien Revolving Loan	105	—	105
Unicorn Holdco Intermediate II LLC	1st Lien Revolving Loan	289	—	289
Unifi Aviation North America, LLC	1st Lien Delay Draw Term Loan	184	—	184
Unifi Aviation North America, LLC	1st Lien Revolving Loan	1	(1)	—
United Digestive MSO Parent, LLC	1st Lien Revolving Loan	168	—	168
Unity Purchaser, LLC	1st Lien Delay Draw Term Loan	808	—	808
Unity Purchaser, LLC	1st Lien Revolving Loan	424	—	424
Upchurch Operating Companies, LLC	1st Lien Revolving Loan	392	(39)	353

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
VADELLA BIDCO LIMITED	1st Lien Delay Draw Term Loan	$223	$—	$223
VADELLA BIDCO LIMITED	1st Lien Revolving Loan	106	(53)	53
Vamos Bidco, Inc.	1st Lien Delay Draw Term Loan	1,083	—	1,083
Vamos Bidco, Inc.	1st Lien Revolving Loan	334	(56)	278
Vantage Data Centers Europe S.a r.l.	1st Lien Delay Draw Term Loan	2,422	—	2,422
VEIT, LLC	1st Lien Revolving Loan	7	(7)	—
Verista, Inc.	1st Lien Revolving Loan	1,000	(267)	733
Vertex Service Partners, LLC	1st Lien Delay Draw Term Loan	4,842	—	4,842
Vertex Service Partners, LLC	1st Lien Revolving Loan	210	(161)	49
Vetopia ApS	1st Lien Delay Draw Term Loan	455	—	455
VetPartners Group Limited	1st Lien Delay Draw Term Loan	7,499	—	7,499
Victors Purchaser, LLC	1st Lien Delay Draw Term Loan	2,424	—	2,424
Victors Purchaser, LLC	1st Lien Revolving Loan	2,534	(247)	2,287
Viper Bidco, Inc.	1st Lien Delay Draw Term Loan	2,151	—	2,151
Viper Bidco, Inc.	1st Lien Revolving Loan	618	—	618
Vista Higher Learning, LLC	1st Lien Revolving Loan	1	—	1
VPP Intermediate Holdings, LLC	1st Lien Delay Draw Term Loan	750	—	750
VPP Intermediate Holdings, LLC	1st Lien Revolving Loan	315	—	315
VRC Companies, LLC	1st Lien Revolving Loan	1,342	—	1,342
W.S. Connelly & Co., LLC	1st Lien Delay Draw Term Loan	290	—	290
W.S. Connelly & Co., LLC	1st Lien Revolving Loan	1,778	(1,041)	737
WAAM Parent, LLC	1st Lien Revolving Loan	945	(189)	756
Watermill Express, LLC	1st Lien Delay Draw Term Loan	381	—	381
Watermill Express, LLC	1st Lien Revolving Loan	561	—	561
Watt Holdco Limited	1st Lien Delay Draw Term Loan	293	—	293
Wealth Enhancement Group, LLC	1st Lien Delay Draw Term Loan	3,943	—	3,943
Wealth Enhancement Group, LLC	1st Lien Revolving Loan	1,378	—	1,378
WebPT, Inc.	1st Lien Revolving Loan	216	—	216
Wellington Bidco Inc.	1st Lien Delay Draw Term Loan	499	—	499
Wellington Bidco Inc.	1st Lien Revolving Loan	804	(110)	694
Wellington-Altus Financial Inc.	1st Lien Delay Draw Term Loan	807	—	807
Wellington-Altus Financial Inc.	1st Lien Revolving Loan	323	—	323
Wellness AcquisitionCo, Inc.	1st Lien Revolving Loan	1,500	—	1,500
Wharf Street Ratings Acquisition LLC	1st Lien Delay Draw Term Loan	176	—	176
Wharf Street Ratings Acquisition LLC	1st Lien Revolving Loan	216	—	216
Wilbur-Ellis Holdings II LLC	1st Lien Revolving Loan	726	(476)	250
Witherslack Bidco Limited	1st Lien Delay Draw Term Loan	2,568	—	2,568
WorkWave Intermediate II, LLC	1st Lien Revolving Loan	5,197	(650)	4,547
World Insurance Associates, LLC	1st Lien Delay Draw Term Loan	226	—	226

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
World Insurance Associates, LLC	1st Lien Revolving Loan	$60	$—	$60
Worldwide Produce Acquisition, LLC	1st Lien Revolving Loan	21	(3)	18
WPCG Aspire Holdings, LLC	1st Lien Delay Draw Term Loan	3,820	—	3,820
WRE Sports Investments LLC	1st Lien Delay Draw Term Loan	1,254	—	1,254
WSBidCo Limited	1st Lien Delay Draw Term Loan	2,752	—	2,752
WSHP FC Acquisition LLC	1st Lien Revolving Loan	2,945	—	2,945
WU Holdco, Inc.	1st Lien Delay Draw Term Loan	357	—	357
WU Holdco, Inc.	1st Lien Revolving Loan	132	—	132
YE Brands Holdings, LLC	1st Lien Revolving Loan	297	—	297
Zenith Acquisitionco, LLC	1st Lien Delay Draw Term Loan	651	—	651
Zenith Acquisitionco, LLC	1st Lien Revolving Loan	387	—	387
Zeppelin US Buyer Inc.	1st Lien Delay Draw Term Loan	123	—	123
Zeppelin US Buyer Inc.	1st Lien Revolving Loan	64	(25)	39
Zinc Buyer Corporation	1st Lien Delay Draw Term Loan	174	—	174
Zinc Buyer Corporation	1st Lien Revolving Loan	407	(35)	372
ZocDoc, Inc.	1st Lien Delay Draw Term Loan	475	—	475
		$882,499	$(132,602)	$749,897

(h)  This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(i)  Loan or bond was on non-accrual status as of June 30, 2026.

(j)  Non-income producing security as of June 30, 2026.

(k)  When-Issued or delayed delivery security based on typical market settlement convention for such security.

(l)  The Fund sold a participating interest of CAD $19,290 in aggregate principal amount outstanding of the portfolio company's first lien senior secured revolver. As the transaction did not qualify as a "true sale" in accordance with U.S. generally accepted accounting principles ("GAAP"), the Fund recorded a corresponding secured borrowing of $19,920 at fair value, included in "accrued expenses and other liabilities" in the consolidated statement of assets and liabilities. As of June 30, 2026, the interest rate in effect for the secured borrowing was 6.37%.

(m)  The coupon rate disclosed represents an estimated effective yield derived from projected cash flows rather than a stated contractual coupon rate. Estimated effective yields are not presented for certain CLO equity investments for which projected yields are not considered representative of the investment's expected economics.

As of June 30, 2026, the aggregate cost of securities for federal income tax purposes was $7,152,976. Unrealized appreciation and depreciation on investments for federal income tax purposes are as follows:

Gross unrealized appreciation	$217,088
Gross unrealized depreciation	(400,056)
Net unrealized depreciation	$(182,968)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Forward currency contracts as of June 30, 2026 were as follows:

Description	Notional Amount to be Purchased		Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Foreign currency forward contract		$244,280		€213,591	Morgan Stanley Capital Services LLC	July 24, 2026	$6,901
Foreign currency forward contract		$215,138		£162,194	Morgan Stanley Capital Services LLC	July 24, 2026	3,629
Foreign currency forward contract		$143,304		€125,300	Goldman Sachs International	July 24, 2026	4,053
Foreign currency forward contract		$124,913		£94,173	Goldman Sachs International	July 24, 2026	2,102
Foreign currency forward contract		$40,910	SEK	396,175	Goldman Sachs International	July 24, 2026	2,371
Foreign currency forward contract		$26,486	CAD	37,541	Goldman Sachs International	July 15, 2026	(39)
Foreign currency forward contract		$25,769	NOK	255,160	Morgan Stanley Capital Services LLC	July 24, 2026	1,650
Foreign currency forward contract		$25,566	CAD	36,221	Morgan Stanley Capital Services LLC	July 24, 2026	1,021
Foreign currency forward contract		$23,544	CAD	33,356	Goldman Sachs International	July 24, 2026	896
Foreign currency forward contract		€23,500		$26,876	Goldman Sachs International	July 24, 2026	(698)
Foreign currency forward contract	JPY	16,900		$104	Morgan Stanley Capital Services LLC	July 24, 2026	(1)
Foreign currency forward contract		$13,089	DKK	85,516	Morgan Stanley Capital Services LLC	July 24, 2026	380
Foreign currency forward contract		$10,980	NZD	19,317	Goldman Sachs International	July 24, 2026	461
Foreign currency forward contract		$6,229	DKK	40,700	Goldman Sachs International	July 24, 2026	181
Foreign currency forward contract		$6,123	JPY	993,805	Morgan Stanley Capital Services LLC	July 24, 2026	157
Foreign currency forward contract		$5,716	SEK	55,357	Morgan Stanley Capital Services LLC	July 24, 2026	333
Foreign currency forward contract	NOK	5,700		$576	Morgan Stanley Capital Services LLC	July 24, 2026	(2)
Foreign currency forward contract	SEK	5,050		$521	Morgan Stanley Capital Services LLC	July 24, 2026	3
Foreign currency forward contract		$4,934	AUD	7,129	Morgan Stanley Capital Services LLC	July 17, 2026	160
Foreign currency forward contract		$4,472		£3,371	Goldman Sachs International	August 21, 2026	(300)
Foreign currency forward contract		$3,611	NZD	6,355	Morgan Stanley Capital Services LLC	July 17, 2026	138
Foreign currency forward contract	CAD	1,500		$1,059	Morgan Stanley Capital Services LLC	July 24, 2026	3
Foreign currency forward contract		$1,483	NOK	14,691	Goldman Sachs International	July 24, 2026	105
Foreign currency forward contract		$1,288	PLN	4,844	Goldman Sachs International	July 24, 2026	49
Foreign currency forward contract	DKK	1,100		$169	Goldman Sachs International	July 24, 2026	1

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Description	Notional Amount to be Purchased		Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Foreign currency forward contract	AUD	1,000		$692	Morgan Stanley Capital Services LLC	July 24, 2026	$3
Foreign currency forward contract		$659	AUD	952	Morgan Stanley Capital Services LLC	July 24, 2026	21
Foreign currency forward contract	NZD	520		$295	Morgan Stanley Capital Services LLC	July 24, 2026	1
Foreign currency forward contract		$43	CHF	35	Goldman Sachs International	July 24, 2026	2
Total							$23,581

Interest rate swaps as of June 30, 2026 were as follows:

Description	Mandatory Redeemable Preferred Shares ("MRPS")	Fund Receives	Fund Pays	Payment Frequency	Counterparty	Maturity Date	Notional Amount	Fair Value (2)	Upfront Payments/ Receipts	Change in Unrealized Appreciation/ (Depreciation)
Interest rate swap (1)	Series H MRPS	6.250%	SOFR +1.7420%	Quarterly	Goldman Sachs International	06/07/2027	$100,000	$610	$—	$(429)
Interest rate swap (1)	Series I MRPS	6.350%	SOFR +2.0865%	Quarterly	Goldman Sachs International	06/07/2029	50,000	434	—	(531)
Interest rate swap (1)	Series J MRPS	6.350%	SOFR +2.0895%	Quarterly	Goldman Sachs International	07/03/2029	50,000	443	—	(540)
Interest rate swap (1)	Series K MRPS	5.940%	SOFR +1.9950%	Quarterly	Goldman Sachs International	01/15/2030	150,000	(81)	—	(1,631)
Interest rate swap (1)	Series L MRPS	6.070%	SOFR +2.1530%	Quarterly	Goldman Sachs International	04/14/2032	150,000	(319)	—	(1,676)
Total							$500,000	$1,087	$—	$(4,807)

(1)  Bears interest at a rate determined by one-month SOFR. As of June 30, 2026, the one-month SOFR was 3.65%.

(2)  Approximates the total unrealized appreciation (depreciation) of the interest rate swap.

Purchased options outstanding as of June 30, 2026 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$30	07/22/2026	Goldman Sachs International	$946	$85	$14
Total Purchased Options on Equity Indices					$85	$14

Written options outstanding as of June 30, 2026 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$40	07/22/2026	Goldman Sachs International	$(946)	$(48)	$(7)
Total Written Options					$(48)	$(7)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Swaps outstanding as of June 30, 2026 were as follows:

Swaps: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices — Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY S41 5Y	Q	5.00%	12/20/2028	ICE	$10,290	$(699)	$(612)	$(87)
Total Swaps — Buy Protection: Centrally Cleared or Exchange Traded						$(699)	$(612)	$(87)

Swaps: Over the Counter

Credit Default Swaps on Credit Indices — Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S43 5Y Tranche 15-25	Q	5.00%	12/20/2029	Goldman Sachs International	$8,997	$(922)	$(732)	$(190)
Total Swaps — Buy Protection: Over the Counter						$(922)	$(732)	$(190)

Credit Default Swaps on Credit Indices — Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SRT CDS Tranche 95.12-99.23	M	5.25%	09/30/2031	Goldman Sachs International	$(3,008)	$—	$—	$—
Total Swaps — Sell Protection: Over the Counter						$—	$—	$—

(1)  If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)  The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap.

(3)  The quoted market prices and resulting values for credit default swaps on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)  If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Abbreviations:

144A  Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CLO  Collateralized Loan Obligation

Currencies:

€  Euro Currency

£  British Pounds

$  U.S. Dollars

AUD  Australian Dollars

CAD  Canadian Dollars

DKK  Danish Krone

GBP  British Pounds

NOK  Norwegian Krone

NZD  New Zealand Dollars

PLN  Polish Zloty

SEK  Swedish Krone

USD  U.S. Dollars

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
(in thousands)

Assets:
Investments in unaffiliated issuers, at fair value (cost 7,131,079)	$6,946,081
Derivatives	26,150
Cash and cash equivalents	170,637
Cash denominated in foreign currency, at value (cost $15,801)	15,815
Receivable for common shares issued by the Fund	11,892
Receivable for securities sold	43,986
Interest and dividend receivable	50,794
Other assets	14,219
Total assets	$7,279,574
Liabilities:
Debt	$1,410,797
Mandatory redeemable preferred shares (liquidation preference $985,000, net of unamortized deferred issuance costs of $4,572)	980,428
Base management fee payable	8,878
Incentive fee payable	16,815
Interest and facility fees payable	18,441
Due to brokers — Cash collateral on derivatives	25,612
Derivatives	3,096
Payable for securities purchased	24,021
Accrued expenses and other liabilities	63,716
Total liabilities	2,551,804
Commitments and contingencies (See Note 2)
Net assets	$4,727,770
Net assets consist of:
Paid-in capital	$4,988,646
Accumulated overdistributed earnings	(260,876)
Net assets	$4,727,770

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Statement of Assets and Liabilities (continued)

June 30, 2026 (Unaudited)
(in thousands, except per share data)

Common shares:
Class A:
Net Assets	$56,539
Shares Outstanding ($.001 par value; unlimited shares authorized)	2,385
Net Asset Value Per Share	$23.70
Maximum Offering Price Per Share	$25.15
Class C:
Net Assets	$53,989
Shares Outstanding ($.001 par value; unlimited shares authorized)	2,286
Net Asset Value Per Share	$23.62
Class I:
Net Assets	$3,800,263
Shares Outstanding ($.001 par value; unlimited shares authorized)	158,896
Net Asset Value Per Share	$23.92
Class L:
Net Assets	$13,144
Shares Outstanding ($.001 par value; unlimited shares authorized)	553
Net Asset Value Per Share	$23.76
Maximum Offering Price Per Share	$24.82
Class U:
Net Assets	$638,542
Shares Outstanding ($.001 par value; unlimited shares authorized)	26,778
Net Asset Value Per Share	$23.85
Class U-2:
Net Assets	$132,770
Shares Outstanding ($.001 par value; unlimited shares authorized)	5,575
Net Asset Value Per Share	$23.82
Maximum Offering Price Per Share	$24.43
Class W:
Net Assets	$32,523
Shares Outstanding ($.001 par value; unlimited shares authorized)	1,358
Net Asset Value Per Share	$23.96
Maximum Offering Price Per Share	$24.70

See accompanying notes to consolidated financial statements.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Statement of Operations

For the six months ended June 30, 2026 (Unaudited)
(in thousands)

Investment income:
Interest income (excluding payment-in-kind ("PIK") interest income)	$294,256
PIK interest income	24,278
Dividend income (excluding PIK dividend income)	4,601
PIK dividend income	19,975
Total investment income	343,110
Expenses:
Management fee (Note 3)	46,236
Incentive fee (Note 3)	31,387
Interest and credit facility fees (Notes 6 and 7)	74,176
Shareholder service expense and distribution fees (Note 3)
Class A	74
Class C	280
Class L	33
Class U	2,424
Class U-2	501
Class W	82
Trustee fees	186
Other expenses	8,559
Total operating expenses	163,938
Tax expenses (Note 10)	950
Total expenses	164,888
Net investment income	178,222
Realized and unrealized gains (losses) on investments, foreign currency and derivative contracts
Net realized gains on investments	1,685
Net realized losses on derivative contracts	(17,260)
Net realized gains on foreign currency	13,017
Net unrealized losses on investments	(231,720)
Net unrealized gains on derivative contracts	23,630
Net unrealized gains on foreign currency	6,410
Net realized and unrealized losses on investments, foreign currency and derivatives	(204,238)
Net decrease in net assets resulting from operations	$(26,016)

See accompanying notes to consolidated financial statements.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Statements of Changes in Net Assets

(in thousands)

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
Increase in net assets from operations:
Net investment income	$178,222	$376,511
Net realized losses on investments, foreign currency and derivatives	(2,558)	(86,242)
Net unrealized gains (losses) on investments, foreign currency and derivatives	(201,680)	52,238
Net increase (decrease) from operations	(26,016)	342,507
Distributions to shareholders from (Note 2):
Distributed earnings — Class A	(2,451)	(6,751)
Distributed earnings — Class C	(2,106)	(4,897)
Distributed earnings — Class I	(168,562)	(317,736)
Distributed earnings — Class L	(536)	(1,027)
Distributed earnings — Class U	(25,583)	(49,529)
Distributed earnings — Class U-2	(5,284)	(10,765)
Distributed earnings — Class W	(1,345)	(2,765)
Total distributions	(205,867)	(393,470)
Decrease in net assets from operations and distributions	(231,883)	(50,963)
Share transactions:
Class A:
Proceeds of shares issued	3,806	18,656
Share transfers between classes	(554)	(14,517)
Value of distributions reinvested	487	1,085
Cost of shares repurchased	(26,396)	(12,411)
Net decrease from share operations	(22,657)	(7,187)
Class C:
Proceeds of shares issued	1,621	4,941
Share transfers between classes	(2,111)	(9,688)
Value of distributions reinvested	834	2,256
Cost of shares repurchased	(5,015)	(8,973)
Net decrease from share operations	(4,671)	(11,464)
Class I:
Proceeds of shares issued	182,690	1,108,508
Share transfers between classes	5,305	30,671
Value of distributions reinvested	33,614	61,091
Cost of shares repurchased	(378,796)	(393,043)
Net increase (decrease) from share operations	(157,187)	807,227
Class L:
Proceeds of shares issued	368	954
Share transfers between classes	(81)	48
Value of distributions reinvested	363	711
Cost of shares repurchased	(140)	(869)
Net increase from share operations	510	844

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Statements of Changes in Net Assets (continued)

(in thousands)

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
Class U:
Proceeds of shares issued	12,514	81,696
Share transfers between classes	(478)	(6,451)
Value of distributions reinvested	17,550	35,438
Cost of shares repurchased	(38,641)	(40,765)
Net increase (decrease) from share operations	(9,055)	69,918
Class U-2:
Proceeds of shares issued	4,608	28,136
Share transfers between classes	(2,081)	(63)
Value of distributions reinvested	3,546	7,610
Cost of shares repurchased	(13,325)	(21,573)
Net increase (decrease) from share operations	(7,252)	14,110
Class W:
Value of distributions reinvested	912	1,868
Cost of shares repurchased	(1,208)	(2,398)
Net decrease from share operations	(296)	(530)
Total increase (decrease) in net assets	(432,491)	821,955
Net Assets, beginning of period	5,160,261	4,338,306
Net Assets, end of period	$4,727,770	$5,160,261

See accompanying notes to consolidated financial statements.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Consolidated Statement of Cash Flows

For the six months ended June 30, 2026 (Unaudited)
(in thousands)

Operating activities:
Net decrease in net assets resulting from operations	$(26,016)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(909,329)
Proceeds from the sale of investments	1,380,611
Purchases of derivative contracts	(16,861)
Proceeds from the sale of derivative contracts	(783)
Amortization and accretion of discounts and premiums, net	(7,712)
Net realized and unrealized losses on investments	230,035
Net realized and unrealized gains on derivative contracts	(6,370)
Net realized and unrealized gains on foreign currency	(19,427)
Amortization of debt issuance cost	3,697
PIK interest	(24,278)
PIK dividends	(19,975)
Collections of PIK interest	11,597
Collections of PIK dividends	412
Changes in operating assets and liabilities:
Due from brokers — Cash collateral on derivatives	16,064
Interest and dividend receivable	10,327
Other assets	2,398
Base management fee payable	(603)
Incentive fee payable	(423)
Interest and facility fees payable	(3,159)
Due to brokers — Cash collateral on derivatives	25,612
Accrued expenses and other liabilities	(4,438)
Net cash provided by operating activities	641,379
Financing activities:
Borrowings on debt	1,006,518
Repayments of debt	(1,184,052)
Redemption of mandatory redeemable preferred shares	(85,000)
Deferred debt and mandatory redeemable preferred shares issuance costs	(2,560)
Proceeds of common shares issued	212,323
Cost of common shares repurchased	(463,521)
Distributions to shareholders	(205,867)
Value of distributions reinvested	57,306
Net cash used in financing activities	(664,853)
Change in Cash	(23,474)
Cash, Beginning of Period	209,926
Cash, End of Period	$186,452
Supplemental disclosure of cash flow information:
Cash paid for interest on mandatory redeemable preferred shares and credit facilities during the period	$73,634
Cash paid for taxes during the period	$1,601

See accompanying notes to consolidated financial statements.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
Class A
Per share data:
Net asset value, beginning of period	$24.85		$25.09		$24.96		$23.86		$25.75
Income from investment operations:
Net investment income(a)	0.88		1.96		2.27		2.50		1.62
Net realized and unrealized gains (losses)	(1.02)		(0.17)		0.11		0.61		(2.09)
Total income (loss) from investment operations	(0.14)		1.79		2.38		3.11		(0.47)
Less distributions declared to shareholders:
From net investment income	(1.01)		(2.03)		(2.25)		(2.01)		(1.42)
Total distributions	(1.01)		(2.03)		(2.25)		(2.01)		(1.42)
Net asset value, end of period	$23.70		$24.85		$25.09		$24.96		$23.86
Total return, excluding expense support(b)	(0.53)%		7.35%		9.91%		13.53%		(1.70)%
Total return, including expense support(b)	(0.53)%		7.35%		9.91%		13.53%		(1.84)%
Ratios to average net assets/supplemental data:
Net assets, end of period	$56,539		$81,969		$90,043		$68,153		$58,829
Including interest expense:
Expenses, excluding expense support(d)(g)	6.89	%(h)	7.10	%(h)	7.13	%(h)	6.97	%(h)	4.92	%(h)
Expenses, including expense support(d)(f)(g)	6.89	%(h)	7.10	%(h)	7.13	%(h)	6.97	%(h)	5.06	%(h)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	3.83%		3.97%		4.25%		4.40%		3.40%
Expenses, including expense support(d)(f)(g)	3.83%		3.97%		4.25%		4.40%		3.54%
Net investment income(d)	7.26%		7.84%		9.05%		10.25%		6.53%
Portfolio turnover rate	17.09	%(c)	30.08%		46.16%		30.64%		38.16%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Class A
Per share data:
Net asset value, beginning of period	$25.13		$25.93	$25.44		$25.80	$25.25
Income from investment operations:
Net investment income(a)	1.46		1.40	0.23		1.39	1.52
Net realized and unrealized gains (losses)	0.55		(0.80)	0.49		(0.36)	0.42
Total income from investment operations	2.01		0.60	0.72		1.03	1.94
Less distributions declared to shareholders:
From net investment income	(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Total distributions	(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Net asset value, end of period	$25.75		$25.13	$25.93		$25.44	$25.80
Total return, excluding expense support(b)	8.93%		3.61%	2.86	%(c)	4.37%	(2.44)%
Total return, including expense support(d)	8.21%		2.77%	2.86	%(c)	4.10%	7.91%
Ratios to average net assets/supplemental data:
Net assets, end of period	$62,031		$58,881	$60,203		$54,386	$37,915
Including interest expense:
Expenses, excluding expense support(e)(h)	3.11	%(h)	3.44%	4.01	%(f)	4.03%	5.98%
Expenses, including expense support(e)(g)(h)	3.83	%(h)	4.28%	4.01	%(f)	4.30%	0.34%
Excluding interest expense:
Expenses, excluding expense support(h)	2.46%		2.90%	3.33	%(f)	3.38%	5.97%
Expenses, including expense support(g)(h)	3.18%		3.73%	3.33	%(f)	3.65%	0.33%
Net investment income(e)	5.72%		5.86%	5.27	%(f)	5.56%	5.91%
Portfolio turnover rate	43.72%		59.77%	5.42	%(c)	63.58%	28.36%

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2026.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan, (the "DRIP"). Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by CION Ares Management, LLC (the "Adviser"). Total return does not reflect the impact of the applicable sales load.

(c)  Not annualized.

(d)  Includes organizational and offering costs, where applicable.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Base management fee	1.92%	1.89%	1.81%	1.82%	1.77%
Income based incentive fee	1.30%	1.39%	1.59%	1.77%	0.79%
Cost of borrowing	3.06%	3.14%	2.88%	2.57%	1.52%
Net expense support	—%	—%	—%	—%	0.14%
Other operating expenses	0.61%	0.68%	0.85%	0.81%	0.84%
Total operating expenses	6.89%	7.10%	7.13%	6.97%	5.06%
	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Base management fee	1.58%	1.56%	1.56%	1.47%	1.49%
Income based incentive fee	—%	—%	—%	—%	—%
Cost of borrowing	0.65%	0.54%	0.68%	0.65%	—%
Net expense support	0.72%	0.84%	—%	0.27%	(5.91)%
Other operating expenses	0.88%	1.35%	1.77%	1.91%	4.76%
Total operating expenses	3.83%	4.28%	4.01%	4.30%	0.34%

(h)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares ("MRPS"). See Note 7 to the consolidated financial statements for the six months ended June 30, 2026.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
Class C
Per share data:
Net asset value, beginning of period	$24.73		$24.93		$24.77		$23.66		$25.65
Income from investment operations:
Net investment income(a)	0.81		1.79		2.11		2.32		1.48
Net realized and unrealized gains (losses)	(1.02)		(0.17)		0.10		0.60		(2.08)
Total income (loss) from investment operations	(0.21)		1.62		2.21		2.92		(0.60)
Less distributions declared to shareholders:
From net investment income	(0.90)		(1.82)		(2.05)		(1.81)		(1.39)
Total distributions	(0.90)		(1.82)		(2.05)		(1.81)		(1.39)
Net asset value, end of period	$23.62		$24.73		$24.93		$24.77		$23.66
Total return, excluding expense support(b)	(0.85)%		6.65%		9.24%		12.80%		(2.31)%
Total return, including expense support(b)	(0.85)%		6.65%		9.24%		12.80%		(2.42)%
Ratios to average net assets/supplemental data:
Net assets, end of period	$53,989		$61,281		$73,279		$79,242		$73,573
Including interest expense:
Expenses, excluding expense support(d)(g)	7.57	%(h)	7.74	%(h)	7.75	%(h)	7.62	%(h)	5.50	%(h)
Expenses, including expense support(d)(f)(g)	7.57	%(h)	7.74	%(h)	7.75	%(h)	7.62	%(h)	5.61	%(h)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.49%		4.61%		4.90%		5.05%		3.98%
Expenses, including expense support(d)(f)(g)	4.49%		4.61%		4.90%		5.05%		4.09%
Net investment income(d)	6.72%		7.22%		8.47%		9.59%		5.99%
Portfolio turnover rate	17.09	%(c)	30.08%		46.16%		30.64%		38.16%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Class C
Per share data:
Net asset value, beginning of period	$25.05		$25.90	$25.44		$25.80	$25.25
Income from investment operations:
Net investment income(a)	1.43		1.35	0.19		1.39	1.52
Net realized and unrealized gains (losses)	0.56		(0.80)	0.50		(0.36)	0.42
Total income from investment operations	1.99		0.55	0.69		1.03	1.94
Less distributions declared to shareholders:
From net investment income	(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Total distributions	(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Net asset value, end of period	$25.65		$25.05	$25.90		$25.44	$25.80
Total return, excluding expense support(b)	8.20%		2.81%	2.74	%(c)	3.70%	(3.19)%
Total return, including expense support(d)	8.16%		2.57%	2.74	%(c)	4.10%	7.91%
Ratios to average net assets/supplemental data:
Net assets, end of period	$77,361		$68,039	$65,779		$59,912	$29,868
Including interest expense:
Expenses, excluding expense support(e)	3.87	%(h)	4.18%	4.76	%(f)	4.82%	6.73%
Expenses, including expense support(e)(g)	3.91	%(h)	4.41%	4.76	%(f)	4.42%	0.34%
Excluding interest expense:
Expenses, excluding expense support	3.22%		3.64%	4.07	%(f)	4.15%	6.72%
Expenses, including expense support(g)	3.26%		3.88%	4.07	%(f)	3.75%	0.33%
Net investment income(e)	5.65%		5.66%	4.52	%(f)	5.48%	5.91%
Portfolio turnover rate	43.72%		59.77%	5.42	%(c)	63.58%	28.36%

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2026.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser. Total return does not reflect the impact of the applicable sales load.

(c)  Not annualized.

(d)  Includes organizational and offering costs, where applicable.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Base management fee	1.92%	1.89%	1.80%	1.82%	1.77%
Income based incentive fee	1.30%	1.39%	1.49%	1.66%	0.61%
Cost of borrowing	3.08%	3.13%	2.85%	2.57%	1.52%
Net expense support	—%	—%	—%	—%	0.11%
Other operating expenses	1.27%	1.34%	1.61%	1.57%	1.60%
Total operating expenses	7.57%	7.75%	7.75%	7.62%	5.61%
	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Base management fee	1.58%	1.56%	1.56%	1.47%	1.49%
Income based incentive fee	—%	—%	—%	—%	—%
Cost of borrowing	0.65%	0.52%	0.68%	0.67%	—%
Net expense support	0.04%	0.24%	—%	(0.40)%	(6.20)%
Other operating expenses	1.64%	2.09%	2.52%	2.67%	5.05%
Total operating expenses	3.91%	4.41%	4.76%	4.42%	0.34%

(h)  Includes stated dividends and amortization of deferred issuance costs on the MRPS. See Note 7 to the consolidated financial statements for the six months ended June 30, 2026.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
Class I
Per share data:
Net asset value, beginning of period	$25.09		$25.36		$25.23		$24.12		$26.01
Income from investment operations:
Net investment income(a)	0.90		2.03		2.35		2.58		1.73
Net realized and unrealized gains (losses)	(1.02)		(0.17)		0.11		0.62		(2.14)
Total income (loss) from investment operations	(0.12)		1.86		2.46		3.20		(0.41)
Less distributions declared to shareholders:
From net investment income	(1.05)		(2.13)		(2.33)		(2.09)		(1.48)
Total distributions	(1.05)		(2.13)		(2.33)		(2.09)		(1.48)
Net asset value, end of period	$23.92		$25.09		$25.36		$25.23		$24.12
Total return, excluding expense support(b)	(0.45)%		7.55%		10.17%		13.79%		(1.62)%
Total return, including expense support(b)	(0.45)%		7.55%		10.17%		13.79%		(1.62)%
Ratios to average net assets/supplemental data:
Net assets, end of period	$3,800,263		$4,144,746		$3,378,787		$2,432,547		$1,819,625
Including interest expense:
Expenses, excluding expense support(d)(g)	6.73	%(h)	6.90	%(h)	6.92	%(h)	6.75	%(h)	4.87	%(h)
Expenses, including expense support(d)(f)(g)	6.73	%(h)	6.90	%(h)	6.92	%(h)	6.75	%(h)	4.87	%(h)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	3.65%		3.76%		4.03%		4.18%		3.32%
Expenses, including expense support(d)(f)(g)	3.65%		3.76%		4.03%		4.18%		3.32%
Net investment income(d)	7.51%		8.05%		9.26%		10.50%		6.92%
Portfolio turnover rate	17.09	%(c)	30.08%		46.16%		30.64%		38.16%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Class I
Per share data:
Net asset value, beginning of period	$25.22		$25.93	$25.44		$25.80	$25.25
Income from investment operations:
Net investment income(a)	1.62		1.49	0.23		1.39	1.52
Net realized and unrealized gains (losses)	0.56		(0.80)	0.49		(0.36)	0.42
Total income from investment operations	2.18		0.69	0.72		1.03	1.94
Less distributions declared to shareholders:
From net investment income	(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Total distributions	(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Net asset value, end of period	$26.01		$25.22	$25.93		$25.44	$25.80
Total return, excluding expense support(b)	8.90%		3.55%	2.88	%(c)	4.78%	(2.19)%
Total return, including expense support(d)	8.87%		3.12%	2.86	%(c)	4.10%	7.91%
Ratios to average net assets/supplemental data:
Net assets, end of period	$1,339,092		$603,536	$354,144		$298,481	$111,705
Including interest expense:
Expenses, excluding expense support(e)(h)	3.25	%(h)	3.50%	3.74	%(f)	3.87%	5.73%
Expenses, including expense support(e)(g)(h)	3.28	%(h)	3.93%	3.87	%(f)	4.55%	0.34%
Excluding interest expense:
Expenses, excluding expense support(h)	2.56%		2.97%	3.06	%(f)	3.17%	5.71%
Expenses, including expense support(g)(h)	2.59%		3.39%	3.19	%(f)	3.85%	0.32%
Net investment income(e)	6.34%		6.24%	5.44	%(f)	5.38%	5.91%
Portfolio turnover rate	43.72%		59.77%	5.42	%(c)	63.58%	28.36%

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2026.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser. Total return does not reflect the impact of the applicable sales load.

(c)  Not annualized.

(d)  Includes organizational and offering costs, where applicable.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.
Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Base management fee	1.92%	1.89%	1.81%	1.82%	1.78%
Income based incentive fee	1.30%	1.39%	1.62%	1.81%	0.95%
Cost of borrowing	3.08%	3.14%	2.89%	2.56%	1.55%
Net expense support	—%	—%	—%	—%	—%
Other operating expenses	0.43%	0.48%	0.60%	0.56%	0.59%
Total operating expenses	6.73%	6.90%	6.92%	6.75%	4.87%
	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Base management fee	1.60%	1.59%	1.56%	1.48%	1.49%
Income based incentive fee	0.33%	0.25%	—%	—%	—%
Cost of borrowing	0.69%	0.53%	0.68%	0.71%	—%
Net expense support	0.03%	0.43%	0.13%	0.68%	(4.79)%
Other operating expenses	0.63%	1.14%	1.51%	1.68%	3.64%
Total operating expenses	3.28%	3.93%	3.87%	4.55%	0.34%

(h)  Includes stated dividends and amortization of deferred issuance costs on the MRPS. See Note 7 to the consolidated financial statements for the six months ended June 30, 2026.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
Class L
Per share data:
Net asset value, beginning of period	$24.92		$25.18		$25.04		$23.93		$25.85
Income from investment operations:
Net investment income(a)	0.85		1.91		2.23		2.45		1.63
Net realized and unrealized gains (losses)	(1.02)		(0.17)		0.10		0.61		(2.11)
Total income (loss) from investment operations	(0.17)		1.74		2.33		3.06		(0.48)
Less distributions declared to shareholders:
From net investment income	(0.99)		(2.00)		(2.19)		(1.95)		(1.44)
Total distributions	(0.99)		(2.00)		(2.19)		(1.95)		(1.44)
Net asset value, end of period	$23.76		$24.92		$25.18		$25.04		$23.93
Total return, excluding expense support(b)	(0.68)%		7.15%		9.68%		13.28%		(1.92)%
Total return, including expense support(b)	(0.68)%		7.15%		9.68%		13.28%		(1.92)%
Ratios to average net assets/supplemental data:
Net assets, end of period	$13,144		$13,257		$12,552		$11,283		$10,537
Including interest expense:
Expenses, excluding expense support(d)(g)	7.16	%(h)	7.33	%(h)	7.34	%(h)	7.19	%(h)	5.12	%(h)
Expenses, including expense support(d)(f)(g)	7.16	%(h)	7.33	%(h)	7.34	%(h)	7.19	%(h)	5.12	%(h)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.08%		4.19%		4.47%		4.62%		3.59%
Expenses, including expense support(d)(f)(g)	4.08%		4.19%		4.47%		4.62%		3.59%
Net investment income(d)	7.11%		7.64%		8.87%		10.03%		6.56%
Portfolio turnover rate	17.09	%(c)	30.08%		46.16%		30.64%		38.16%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Period from November 2, 2017 (commencement of operations) to October 31, 2018
Class L
Per share data:
Net asset value, beginning of period	$25.14		$25.92	$25.44		$25.80	$25.23
Income from investment operations:
Net investment income(a)	1.54		1.44	0.19		1.39	1.52
Net realized and unrealized gains (losses)	0.56		(0.82)	0.52		(0.36)	0.43
Total income from investment operations	2.10		0.62	0.71		1.03	1.95
Less distributions declared to shareholders:
From net investment income	(1.39)		(1.40)	(0.23)		(1.39)	(1.38)
Total distributions	(1.39)		(1.40)	(0.23)		(1.39)	(1.38)
Net asset value, end of period	$25.85		$25.14	$25.92		$25.44	$25.80
Total return, excluding expense support(b)	8.69%		3.27%	2.82	%(c)	4.32%	(2.69	)%(c)
Total return, including expense support(d)	8.58%		2.85%	2.82	%(c)	4.10%	7.96	%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period	$9,845		$7,364	$6,325		$5,536	$1,933
Including interest expense:
Expenses, excluding expense support(e)(h)	3.40	%(h)	3.82%	4.24	%(f)	4.38%	6.23	%(f)
Expenses, including expense support(e)(g)(h)	3.51	%(h)	4.24%	4.24	%(f)	4.60%	0.34	%(f)
Excluding interest expense:
Expenses, excluding expense support(h)	2.75%		3.27%	3.56	%(f)	3.67%	6.21	%(f)
Expenses, including expense support(g)(h)	2.86%		3.69%	3.56	%(f)	3.89%	0.32	%(f)
Net investment income(e)	6.05%		6.04%	4.47	%(f)	5.35%	5.19	%(f)
Portfolio turnover rate	43.72%		59.77%	5.42	%(c)	63.58%	28.36	%(c)

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2026.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser. Total return does not reflect the impact of the applicable sales load.

(c)  Not annualized.

(d)  Includes organizational and offering costs, where applicable.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Base management fee	1.92%	1.89%	1.80%	1.82%	1.78%
Income based incentive fee	1.30%	1.39%	1.56%	1.73%	0.75%
Cost of borrowing	3.08%	3.14%	2.87%	2.57%	1.53%
Net expense support	—%	—%	—%	—%	—%
Other operating expenses	0.86%	0.91%	1.11%	1.07%	1.06%
Total operating expenses	7.16%	7.33%	7.34%	7.19%	5.12%
	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Year Ended October 31, 2019	For the Period from November 2, 2017 (commencement of operations) to October 31, 2018
Base management fee	1.58%	1.58%	1.56%	1.49%	1.48%
Income based incentive fee	0.05%	0.02%	—%	—%	—%
Cost of borrowing	0.65%	0.55%	0.68%	0.72%	—%
Net expense support	0.11%	0.42%	—%	0.21%	(4.71)%
Other operating expenses	1.12%	1.68%	2.01%	2.18%	3.57%
Total operating expenses	3.51%	4.24%	4.24%	4.60%	0.34%

(h)  Includes stated dividends and amortization of deferred issuance costs on the MRPS. See Note 7 to the consolidated financial statements for the six months ended June 30, 2026.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
Class U
Per share data:
Net asset value, beginning of period	$24.99		$25.23		$25.08		$23.95		$25.87
Income from investment operations:
Net investment income(a)	0.84		1.86		2.17		2.41		1.59
Net realized and unrealized gains (losses)	(1.02)		(0.17)		0.11		0.61		(2.11)
Total income (loss) from investment operations	(0.18)		1.69		2.28		3.02		(0.52)
Less distributions declared to shareholders:
From net investment income	(0.96)		(1.93)		(2.13)		(1.89)		(1.40)
Total distributions	(0.96)		(1.93)		(2.13)		(1.89)		(1.40)
Net asset value, end of period	$23.85		$24.99		$25.23		$25.08		$23.95
Total return, excluding expense support(b)	(0.78)%		6.92%		9.45%		13.07%		(2.07)%
Total return, including expense support(b)	(0.78)%		6.92%		9.45%		13.07%		(2.07)%
Ratios to average net assets/supplemental data:
Net assets, end of period	$638,542		$678,292		$614,678		$477,044		$388,866
Including interest expense:
Expenses, excluding expense support(d)(g)	7.37	%(h)	7.54	%(h)	7.56	%(h)	7.39	%(h)	5.33	%(h)
Expenses, including expense support(d)(f)(g)	7.37	%(h)	7.54	%(h)	7.56	%(h)	7.39	%(h)	5.33	%(h)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.29%		4.40%		4.68%		4.82%		3.80%
Expenses, including expense support(d)(f)(g)	4.29%		4.40%		4.68%		4.82%		3.80%
Net investment income(d)	6.91%		7.42%		8.62%		9.85%		6.39%
Portfolio turnover rate	17.09	%(c)	30.08%		46.16%		30.64%		38.16%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Period from July 26, 2019 (commencement of operations) to October 31, 2019
Class U
Per share data:
Net asset value, beginning of period	$25.18		$25.92	$25.44		$25.86
Income from investment operations:
Net investment income(a)	1.52		1.42	0.20		0.40
Net realized and unrealized gains (losses)	0.56		(0.76)	0.51		(0.45)
Total income (loss) from investment operations	2.08		0.66	0.71		(0.05)
Less distributions declared to shareholders:
From net investment income	(1.39)		(1.40)	(0.23)		(0.37)
Total distributions	(1.39)		(1.40)	(0.23)		(0.37)
Net asset value, end of period	$25.87		$25.18	$25.92		$25.44
Total return, excluding expense support(b)	8.48%		3.01%	2.74%		1.60%
Total return, including expense support(b)	8.48%		2.99%	2.82%		(0.14)%
Ratios to average net assets/supplemental data:
Net assets, end of period	$345,691		$199,175	$42,902		$10,434
Including interest expense:
Expenses, excluding expense support(d)(g)	3.64	%(h)	4.00%	4.31	%(e)	4.85	%(e)
Expenses, including expense support(d)(f)(g)	3.64	%(h)	4.02%	3.83	%(e)	6.59	%(e)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	2.97%		3.51%	3.66	%(e)	3.88	%(e)
Expenses, including expense support(d)(f)(g)	2.97%		3.54%	4.48	%(e)	5.62	%(e)
Net investment income(d)	5.96%		5.98%	5.39	%(e)	12.08	%(e)
Portfolio turnover rate	43.72%		59.77%	5.42	%(c)	63.58	%(c)

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2026.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser. Total return does not reflect the impact of the applicable sales load.

(c)  Not annualized.

(d)  Includes organizational and offering costs, where applicable.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Base management fee	1.92%	1.89%	1.81%	1.82%	1.78%
Income based incentive fee	1.30%	1.39%	1.52%	1.70%	0.67%
Cost of borrowing	3.08%	3.14%	2.88%	2.57%	1.53%
Net expense support	—%	—%	—%	—%	—%
Other operating expenses	1.07%	1.12%	1.35%	1.30%	1.35%
Total operating expenses	7.37%	7.54%	7.56%	7.39%	5.33%

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Period from July 26, 2019 (commencement of operations) to October 31, 2019
Base management fee	1.59%	1.60%	1.56%	1.61%
Income based incentive fee	—%	—%	—%	—%
Cost of borrowing	0.67%	0.48%	0.65%	0.89%
Net expense support	—%	0.02%	(0.47)%	1.74%
Other operating expenses	1.38%	1.92%	2.10%	2.35%
Total operating expenses	3.64%	4.02%	3.83%	6.59%

(h)  Includes stated dividends and amortization of deferred issuance costs on the MRPS. See Note 7 to the consolidated financial statements for the six months ended June 30, 2026.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
Class U-2
Per share data:
Net asset value, beginning of period	$24.96		$25.20		$25.05		$23.92		$25.85
Income from investment operations:
Net investment income(a)	0.83		1.85		2.17		2.40		1.60
Net realized and unrealized gains (losses)	(1.02)		(0.17)		0.11		0.62		(2.13)
Total income (loss) from investment operations	(0.19)		1.68		2.28		3.02		(0.53)
Less distributions declared to shareholders:
From net investment income	(0.95)		(1.92)		(2.13)		(1.89)		(1.40)
Total distributions	(0.95)		(1.92)		(2.13)		(1.89)		(1.40)
Net asset value, end of period	$23.82		$24.96		$25.20		$25.05		$23.92
Total return, excluding expense support(b)	(0.78)%		6.92%		9.45%		13.08%		(2.11)%
Total return, including expense support(b)	(0.78)%		6.92%		9.45%		13.08%		(2.11)%
Ratios to average net assets/supplemental data:
Net assets, end of period	$132,770		$146,335		$133,700		$106,738		$84,792
Including interest expense:
Expenses, excluding expense support(d)(g)	7.36	%(h)	7.54	%(h)	7.56	%(h)	7.40	%(h)	5.39	%(h)
Expenses, including expense support(d)(f)(g)	7.36	%(h)	7.54	%(h)	7.56	%(h)	7.40	%(h)	5.39	%(h)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.28%		4.40%		4.68%		4.84%		3.83%
Expenses, including expense support(d)(f)(g)	4.28%		4.40%		4.68%		4.84%		3.83%
Net investment income(d)	6.89%		7.41%		8.63%		9.84%		6.48%
Portfolio turnover rate	17.09	%(c)	30.08%		46.16%		30.64%		38.16%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Year Ended December 31, 2021		For the Period from April 13, 2020 (commencement of operations) to December 31, 2020
Class U-2
Per share data:
Net asset value, beginning of period	$25.17		$21.79
Income from investment operations:
Net investment income(a)	1.52		0.76
Net realized and unrealized gains (losses)	0.55		3.62
Total income (loss) from investment operations	2.07		4.38
Less distributions declared to shareholders:
From net investment income	(1.39)		(1.00)
Total distributions	(1.39)		(1.00)
Net asset value, end of period	$25.85		$25.17
Total return, excluding expense support(b)	8.44%		19.71%
Total return, including expense support(b)	8.44%		19.71%
Ratios to average net assets/supplemental data:
Net assets, end of period	$56,851		$12,018
Including interest expense:
Expenses, excluding expense support(d)(g)	3.74	%(h)	4.10	%(e)
Expenses, including expense support(d)(f)(g)	3.74	%(h)	4.10	%(e)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	3.00%		3.69	%(e)
Expenses, including expense support(d)(f)(g)	3.00%		3.69	%(e)
Net investment income(d)	5.98%		4.48	%(e)
Portfolio turnover rate	43.72%		59.77	%(c)

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser. Total return does not reflect the impact of the applicable sales load.

(c)  Not annualized.

(d)  Includes organizational and offering costs, where applicable.

(e)  Annualized.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Base management fee	1.92%	1.89%	1.81%	1.82%	1.78%
Income based incentive fee	1.30%	1.39%	1.52%	1.70%	0.71%
Cost of borrowing	3.08%	3.14%	2.88%	2.56%	1.56%
Net expense support	—%	—%	—%	—%	—%
Other operating expenses	1.06%	1.12%	1.35%	1.32%	1.34%
Total operating expenses	7.36%	7.54%	7.56%	7.40%	5.39%

	For the Year Ended December 31, 2021	For the Period from April 13, 2020 (commencement of operations) to December 31, 2020
Base management fee	1.62%	1.54%
Income based incentive fee	—%	—%
Cost of borrowing	0.74%	0.39%
Net expense support	—%	—%
Other operating expenses	1.38%	2.17%
Total operating expenses	3.74%	4.10%

(h)  Includes stated dividends and amortization of deferred issuance costs on the MRPS. See Note 7 to the consolidated financial statements for the six months ended June 30, 2026.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
Class W
Per share data:
Net asset value, beginning of period	$25.11		$25.37		$25.23		$24.11		$26.03
Income from investment operations:
Net investment income(a)	0.87		1.92		2.25		2.47		1.62
Net realized and unrealized gains (losses)	(1.02)		(0.17)		0.10		0.61		(2.10)
Total income (loss) from investment operations	(0.15)		1.75		2.35		3.08		(0.48)
Less distributions declared to shareholders:
From net investment income	(1.00)		(2.01)		(2.21)		(1.96)		(1.44)
Total distributions	(1.00)		(2.01)		(2.21)		(1.96)		(1.44)
Net asset value, end of period	$23.96		$25.11		$25.37		$25.23		$24.11
Total return, excluding expense support(b)	(0.69)%		7.14%		9.68%		13.28%		(1.91)%
Total return, including expense support(b)	(0.69)%		7.14%		9.68%		13.28%		(1.91)%
Ratios to average net assets/supplemental data:
Net assets, end of period	$32,523		$34,381		$35,267		$34,213		$32,160
Including interest expense:
Expenses, excluding expense support(d)(g)	7.16	%(h)	7.32	%(h)	7.33	%(h)	7.19	%(h)	5.03	%(h)
Expenses, including expense support(d)(f)(g)	7.16	%(h)	7.32	%(h)	7.33	%(h)	7.19	%(h)	5.03	%(h)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.08%		4.18%		4.47%		4.62%		3.53%
Expenses, including expense support(d)(f)(g)	4.08%		4.18%		4.47%		4.62%		3.53%
Net investment income(d)	7.15%		7.64%		8.88%		10.03%		6.45%
Portfolio turnover rate	17.09	%(c)	30.08%		46.16%		30.64%		38.16%

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Period from December 21, 2018 (commencement of operations) to October 31, 2019
Class W
Per share data:
Net asset value, beginning of period	$25.27		$25.92	$25.44		$25.03
Income from investment operations:
Net investment income(a)	1.58		1.50	0.25		1.23
Net realized and unrealized gains (losses)	0.57		(0.75)	0.46		0.38
Total income (loss) from investment operations	2.15		0.75	0.71		1.61
Less distributions declared to shareholders:
From net investment income	(1.39)		(1.40)	(0.23)		(1.20)
Total distributions	(1.39)		(1.40)	(0.23)		(1.20)
Net asset value, end of period	$26.03		$25.27	$25.92		$25.44
Total return, excluding expense support(b)	8.73%		3.35%	2.82%		7.00%
Total return, including expense support(b)	8.73%		3.35%	2.82%		6.25%
Ratios to average net assets/supplemental data:
Net assets, end of period	$38,688		$39,831	$39,449		$38,423
Including interest expense:
Expenses, excluding expense support(d)(g)	3.39	%(h)	3.65%	4.28	%(e)	4.73	%(e)
Expenses, including expense support(d)(f)(g)	3.39	%(h)	3.65%	4.28	%(e)	5.47	%(e)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	2.75%		3.14%	3.59	%(e)	3.65	%(e)
Expenses, including expense support(d)(f)(g)	2.75%		3.14%	3.59	%(e)	4.39	%(e)
Net investment income(d)	6.17%		6.23%	4.97	%(e)	5.14	%(e)
Portfolio turnover rate	43.72%		59.77%	5.42	%(c)	63.58	%(c)

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2026.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser. Total return does not reflect the impact of the applicable sales load.

(c)  Not annualized.

(d)  Includes organizational and offering costs, where applicable.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Base management fee	1.92%	1.89%	1.80%	1.82%	1.77%
Income based incentive fee	1.30%	1.39%	1.56%	1.74%	0.70%
Cost of borrowing	3.08%	3.14%	2.86%	2.57%	1.50%
Net expense support	—%	—%	—%	—%	—%
Other operating expenses	0.86%	0.90%	1.11%	1.06%	1.06%
Total operating expenses	7.16%	7.32%	7.33%	7.19%	5.03%

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Period from December 21, 2018 (commencement of operations) to October 31, 2019
Base management fee	1.58%	1.54%	1.56%	1.57%
Income based incentive fee	0.06%	0.03%	—%	—%
Cost of borrowing	0.64%	0.50%	0.68%	0.91%
Net expense support	—%	—%	—%	0.74%
Other operating expenses	1.11%	1.58%	2.03%	2.24%
Total operating expenses	3.39%	3.65%	4.28%	5.47%

(h)  Includes stated dividends and amortization of deferred issuance costs on the MRPS. See Note 7 to the consolidated financial statements for the six months ended June 30, 2026.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

Information about the Fund's senior securities as of June 30, 2026, December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and October 31, 2019 is shown in the following table. There were no senior securities outstanding as of October 31, 2018.

	Total Amount Outstanding Exclusive of Treasury Securities(a)	Asset Coverage Per Unit(b)	Involuntary Liquidating Preference Per Unit(c)	Average Market Value Per Unit(d)
Class and Period Ended
State Street Credit Facility
June 30, 2026 (unaudited)	$231,880	$4,992	—	N/A
December 31, 2025	244,022	4,878	—	N/A
December 31, 2024	277,014	4,579	—	N/A
December 31, 2023	246,939	6,200	—	N/A
December 31, 2022	317,201	5,299	—	N/A
December 31, 2021	176,803	6,461	—	N/A
December 31, 2020	111,283	6,233	—	N/A
December 31, 2019	110,387	5,383	—	N/A
October 31, 2019	142,357	3,847	—	N/A
Wells Credit Facility
June 30, 2026 (unaudited)	$1,051,917	$4,992	—	N/A
December 31, 2025	1,144,309	4,878	—	N/A
December 31, 2024	845,143	4,579	—	N/A
December 31, 2023	426,117	6,200	—	N/A
December 31, 2022	348,844	5,299	—	N/A
December 31, 2021	225,664	6,461	—	N/A
December 31, 2020	77,025	6,233	—	N/A
December 31, 2019	19,054	5,383	—	N/A
October 31, 2019	19,397	3,847	—	N/A
BNP Credit Facility
June 30, 2026 (unaudited)	$127,000	$4,992	—	N/A
December 31, 2025	200,000	4,878	—	N/A
December 31, 2024	300,000	4,579	—	N/A
Mandatory Redeemable Preferred Shares*
June 30, 2026 (unaudited)	$985,000	$74.03	$25.00	N/A
December 31, 2025	1,070,000	73.20	25.00	N/A
December 31, 2024	770,000	74.36	25.00	N/A
December 31, 2023	570,000	86.35	25.00	N/A
December 31, 2022	420,000	81.52	25.00	N/A
December 31, 2021	300,000	93.11	25.00	N/A

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	Total Amount Outstanding Exclusive of Treasury Securities(a)	Asset Coverage Per Unit(b)	Involuntary Liquidating Preference Per Unit(c)	Average Market Value Per Unit(d)
Class and Period Ended (continued)
Secured Borrowings
June 30, 2026 (unaudited)	$19,290	$4,992	—	N/A
December 31, 2025	18,397	4,878	—	N/A
December 31, 2024	5,315	4,579	—	N/A
December 31, 2023	6,548	6,200	—	N/A
December 31, 2022	5,776	5,299	—	N/A
December 31, 2021	5,776	6,461	—	N/A
December 31, 2020	650	6,233	—	N/A
December 31, 2019	314	5,383	—	N/A
October 31, 2019	349	3,847	—	N/A

*  There were no MRPS outstanding as of December 31, 2020, December 31, 2019 and October 31, 2019.

(a)  Total amount of each class of senior securities outstanding at principal value at the end of the period presented.

(b)  The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the Fund's consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated separately for each of the MRPS and the credit facilities in accordance with Section 18(h) of the Investment Company Act of 1940, as amended. With respect to the MRPS, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding MRPS (based on a per share liquidation preference of $25). With respect to the credit facilities, the asset coverage ratio is multiplied by $1,000 to determine the "Asset Coverage Per Unit".

(c)  The amount to which such class of senior security would be entitled upon the Fund's involuntary liquidation in preference to any security junior to it. The "—" in this column indicates that the U.S. Securities and Exchange Commission expressly does not require this information to be disclosed for certain types of senior securities.

(d)  Not applicable to senior securities outstanding as of period end.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

(1) Organization

CION Ares Diversified Credit Fund (the "Fund") is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the "Investment Company Act"). The Fund operates as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund's investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the "Adviser") pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation ("Ares Management"), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC and is controlled by Ares Management. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund's portfolio. Ares Operations LLC, a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

Fiscal Year End Change

On September 25, 2019, the Fund's board of trustees (the "Board") approved a change to the fiscal year end of the Fund from October 31 to December 31. Accordingly, the Fund's financial highlights include information as of and for the year ended December 31, 2020, the two month period ended December 31, 2019 and the year ended October 31, 2019.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles ("GAAP"), and include the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification ("ASC") Topic 946, Financial Services — Investment Companies. The consolidated financial statements reflect all adjustments and reclassifications, that, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All significant intercompany balances and transactions have been eliminated.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market account. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Pursuant to Rule 2a-5 under the Investment Company Act, the Fund's board of trustees (the "Board") has designated the Adviser as the Fund's "valuation designee" (the "Valuation Designee") to perform fair value determinations for investments held by the Fund without readily available market quotations subject to the oversight of the Board. All investments are recorded at their fair value.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Valuation Designee looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board, in accordance with the Valuation Designee's valuation policy. The Valuation Designee may utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

quotation in accordance with the valuation policy and a consistently applied valuation process.

Investments in the Fund's portfolio that do not have a readily available market are valued at fair value as determined in good faith by the Valuation Designee as described herein. As part of the valuation process for investments that do not have readily available market prices, the Valuation Designee may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Valuation Designee considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. See Note 4 for more information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind ("PIK") interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. To maintain the Fund's tax treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended, (the "Code"), this non-cash source of income must be paid out to shareholders in the form of dividends for the year the income was earned, even though the Fund has not yet collected the cash. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund's judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

Equity investments in a collateralized loan obligation ("CLO") recognize interest income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, in accordance with ASC 325-40, Beneficial Interest in Securitized Financial Assets.

Dividend Income Recognition

Dividend income on preferred equity is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity contains PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity. PIK dividends added to the principal balance are generally collected upon redemption of the equity.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Foreign Currency Transactions and Foreign Currency Forward Contracts

The Fund's books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in "net realized and unrealized gains or losses on investments" in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into foreign currency forward contracts for operational purposes and to protect against adverse exchange rate fluctuations. A foreign currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the foreign currency forward contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in "net realized and unrealized gains or losses on derivative contracts" in the Fund's consolidated statement of operations.

Mandatory Redeemable Preferred Shares

The Fund carries its mandatory redeemable preferred shares ("MRPS") at amortized cost and such shares are included as a liability on the consolidated statement of assets and liabilities. See Note 7 for more information on the MRPS.

Debt and Mandatory Redeemable Preferred Shares Issuance Costs

Debt and MRPS issuance costs are amortized over the life of the relevant senior secured revolving credit facilities and MRPS, using the straight line method.

Secured Borrowings

The Fund follows the guidance in ASC Topic 860, Transfers and Servicing ("ASC 860"), when accounting for participations and other partial loan sales. Certain loan sales do not qualify for sale accounting under ASC 860 because these sales do not meet the definition of a "participating interest," as defined in the guidance, in order for sale treatment to be allowed. Participations or other partial loan sales which do not meet the definition of a participating interest or which are not eligible for sale accounting remain as an investment on the consolidated statement of assets and liabilities as required under GAAP and the proceeds are recorded as a secured borrowing. Secured borrowings are carried at fair value and included in "accrued expenses and other liabilities" in the accompanying consolidated statement of assets and liabilities.

Income Taxes

The Fund has elected to be treated as a RIC under the Code, and operates in a manner so as to qualify for the tax treatment applicable to RICs. To qualify for tax treatment as a RIC, the Fund must, among other requirements, meet certain source-of-income and asset diversification requirements and timely distribute to its shareholders all or substantially all of its investment company taxable income, as defined by the Code, for each year. The Fund has made and intends to continue to make the requisite distributions to its shareholders, which will generally relieve the Fund from U.S. federal corporate-level income taxes.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Depending on the level of taxable income earned in a tax year, the Fund may choose to carry forward taxable income in excess of current year dividend distributions from such current year taxable income into the next tax year and pay a 4% excise tax on such income, as required. To the extent that the Fund determines that its estimated current year taxable income will be in excess of estimated dividend distributions for the current year from such income, the Fund accrues excise tax, if any, on estimated excess taxable income as such taxable income is earned.

For tax purposes, the distributions to holders of MRPS are treated as dividends. See Note 7 for more information on the MRPS.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the consolidated schedule of investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Distributions to Common Shareholders

The Fund records distributions from net investment income daily. These distributions may be reinvested or paid monthly to shareholders. The Fund intends to pay common shareholders at least annually all or substantially all of its taxable income. The Fund intends to pay any capital gains distributions at least annually.

The Fund may make distributions, without limitation, from offering proceeds or borrowings, which may constitute a return of capital, as well as net investment income from operations, capital and non-capital gains from the sale of assets, and dividends or distributions from equity investments. Furthermore, a portion of the Fund's distributions may be derived from expense support payments made by the Adviser, which are subject to repayment by the Fund within three years pursuant to the Expense Support and Conditional Reimbursement Agreement (the "Expense Support Agreement"). The purpose of such expense support payments is to ensure that the Fund bears an appropriate level of expenses. As such, the Fund's distributions may not be entirely based on investment performance and can only be sustained if positive investment performance is achieved in future periods and/or the Adviser continues to make such expense support payments. Any future repayments of expenses by the Fund will reduce cash otherwise potentially available for distributions. There can be no assurance that sufficient performance will be achieved in order to sustain the current level of the Fund's distributions. After the expiration of the current term of the Expense Support Agreement on July 31, 2027, the Adviser has no obligation to make expense support payments in future periods. If the Adviser did not make any expense support payments during such period, all or a portion of the Fund's distributions would have been a return of capital which would reduce the available capital for investment. The sources of the Fund's distributions may vary periodically. Please refer to the Financial Highlights table for the sources of distributions.

Shareholders' Allocations

The Fund currently offers Class A, Class C, Class I, Class L, Class U, Class U-2 and Class W common shares (See Note 5 for more information on the Fund's common shares). Realized and unrealized gains and losses and net investment income, excluding class specific expenses, if any, are allocated daily to each class of common shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Segment Reporting

In accordance with ASC Topic 280, Segment Reporting, the Fund has determined that it has a single operating and reporting segment. As a result, the Fund's segment accounting policies are the same as described herein and the Fund does not have any intra-segment sales and transfers of assets.

Use of Estimates in the Preparation of the Consolidated Financial Statements

The preparation of the consolidated financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of actual and contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income or

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

loss and expenses during the reporting period. Actual results could differ from those estimates and such differences may be actual and contingent. Significant estimates include the valuation of investments.

Recent Accounting Pronouncements

The Fund considers the applicability and impact of all accounting standard updates ("ASUs") issued by the Financial Accounting Standards Board (the "FASB"). ASUs not listed were assessed by the Fund and either determined to be not applicable or expected to have minimal impact on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures ("ASU 2024-03"), which requires disaggregated disclosure of certain costs and expenses, including purchases of inventory, employee compensation, depreciation, amortization and depletion, within relevant income statement captions. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning with the first quarter ended March 31, 2028. Early adoption and retrospective application is permitted. The Fund is currently assessing the impact of this guidance, however, the Fund does not expect a material impact on its consolidated financial statements.

(3) Investment Advisory and Other Agreements

The Adviser is registered as an investment adviser under the Advisers Act. The Adviser is an affiliate of Ares Management and leverages Ares Management's entire investment platform and benefits from the significant capital markets, trading and research expertise of all of Ares Management's investment professionals.

Pursuant to the third amended and restated investment advisory agreement, dated as of May 22, 2020 (the "Investment Advisory Agreement"), by and between the Fund and the Adviser, the Adviser provides certain investment advisory and administrative services to the Fund. In consideration of the advisory services provided, the Adviser is entitled to a fee consisting of two components — a base management fee (the "Management Fee") and an incentive fee (the "Incentive Fee"). Pursuant to the investment sub-advisory agreement, dated as of December 6, 2016 (the "Investment Sub-Advisory Agreement"), by and among the Adviser, Ares Capital Management II LLC (the "Sub-Adviser") and the Fund, the Adviser pays the Sub-Adviser 40% of the Management Fee and Incentive Fee actually received and retained and not otherwise used to support expenses.

Pursuant to the Investment Advisory Agreement, the Fund has agreed to pay the Adviser the Management Fee at an annual rate of 1.25% of the average daily value of the Fund's total assets (including any assets attributable to any preferred shares issued or to indebtedness) minus the Fund's liabilities other than liabilities relating to indebtedness. The Management Fee incurred by the Fund for the six months ended June 30, 2026 was $46,236.

The Incentive Fee is calculated and payable quarterly in arrears based upon each share class's "pre-incentive fee net investment income" for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on each share class's "average daily net asset value," equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a "catch-up" feature. For this purpose, "pre-incentive fee net investment income" means interest income, dividend income and any other income accrued during the fiscal quarter, minus each share class's operating expenses for the quarter and the distribution and/or shareholder servicing fees (if any) applicable to each class accrued during the fiscal quarter. For such purposes, each share class's operating expenses will include the Management Fee, expenses reimbursed to the Adviser under the administration agreement, dated as of December 6, 2016 (the "Adviser Administration Agreement"), by and between the Fund and the Adviser, and any interest expense and distributions paid on any issued and outstanding preferred shares, but will exclude the Incentive Fee.

The "catch-up" provision is intended to provide the Adviser with an Incentive Fee of 15% on each share class's pre-incentive fee net investment income when the share class's pre-incentive fee net investment income reaches 1.765% of average daily net asset value in any fiscal quarter. The Incentive Fee incurred by the Fund for all share classes for the six months ended June 30, 2026 was $31,387.

Prior to May 22, 2020, the Incentive Fee was calculated and payable quarterly in arrears based upon the Fund's (rather than each class's) "pre-incentive fee net investment income" for the immediately preceding quarter, and was subject to a hurdle rate, expressed as a rate of return on the Fund's "adjusted capital," equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a "catch-up" feature. "Adjusted Capital" previously was defined as the cumulative gross proceeds received by the Fund from the sale of the Fund's shares (including pursuant to the Fund's DRIP (as defined below)), reduced by amounts paid in connection with purchases of the Fund's shares pursuant to the Fund's share repurchase program and further reduced by distribution representing a return of capital. In calculating any Incentive Fee, "pre-incentive fee net investment income" was previously defined to mean interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund's operating expenses for the quarter.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The Adviser and the Sub-Adviser are obligated to pay expenses associated with providing the investment services stated in the Investment Advisory Agreement and Investment Sub-Advisory Agreement, respectively, including compensation of and office space for their officers and employees connected with investment and economic research, trading and investment management of the Fund.

Under the Expense Support Agreement, the Adviser may at its discretion, through the period ending July 31, 2027, reimburse the Fund's or any class's operating expenses to the extent that it deems appropriate in order to ensure that the Fund or a class bears an appropriate level of expenses (the "Expense Payment"). Prior to July 31, 2019, the Adviser had agreed contractually to reimburse the Fund's initial organizational and offering costs, as well as the Fund's operating expenses, to the extent that aggregate distributions made to the Fund's shareholders during the applicable quarter exceeded the sum of (i) the Fund's net investment Fund taxable income (including net short-term capital gains reduced by net long-term capital losses); (ii) the Fund's net capital gains (including the excess of net long-term capital gains over net short-term capital losses); and (iii) dividends and other distributions paid to or otherwise earned by the Fund on account of investments in portfolio companies (to the extent such amounts listed in clause (iii) are not included under clauses (i) and (ii) above).

In consideration of the Adviser's agreement to reimburse the Fund's operating expenses, the Fund has agreed to repay the Adviser in the amount of any Fund expenses reimbursed subject to the limitation that a reimbursement (an "Adviser Reimbursement") will be made only if and to the extent that (i) it is payable not more than three years from the last business day of the calendar quarter in which the applicable Expense Payment was made by the Adviser; (ii) the Adviser Reimbursement does not cause other fund operating expenses attributable to the applicable class (on an annualized basis and net of any reimbursements received by the Fund with respect to such class during such fiscal year) during the applicable quarter to exceed the percentage of the Fund's average net assets attributable to common shares represented by other fund operating expenses allocable to the applicable class (as defined below) (on an annualized basis) during the quarter in which the applicable Expense Payment from the Adviser was made; and (iii) the distributions per share declared by the Fund for the applicable class at the time of the applicable Expense Payment are less than the effective rate of distributions per share for the applicable class at the time the Adviser Reimbursement would be paid. Other fund operating expenses is defined as the Fund's total Operating Expenses (as defined below), excluding the Management Fee, the Incentive Fee, offering expenses, financing fees and costs, interest expense and extraordinary expenses. "Operating Expenses"

means all operating costs and expenses incurred by the Fund, as determined in accordance with GAAP for investment companies. The Expense Support Agreement was renewed for another year in May 2025 and is set to expire on July 31, 2026, unless renewed by the mutual agreement of the Adviser and the Board. The Expense Support Agreement may be terminated only by the Board on notice to the Adviser. For the six months ended June 30, 2026, the Adviser did not provide any expense support and the Fund did not incur any Adviser Reimbursement.

Pursuant to the Adviser Administration Agreement, the Adviser furnishes the Fund with office facilities, equipment, clerical, bookkeeping and record keeping services at such office facilities and such other services as the Adviser, subject to review by the Board, shall from time to time determine to be necessary or useful to perform its obligations under the Adviser Administration Agreement. Under the Adviser Administration Agreement, the Fund is obligated to reimburse the Adviser, at cost, based upon the Fund's allocable portion of the Adviser's overhead and other expenses incurred by the Adviser in performing its obligations under the Adviser Administration Agreement, including the Fund's allocable portion of the cost of certain of its officers (including but not limited to the chief compliance officer, chief financial officer, chief accounting officer, general counsel, treasurer and assistant treasurer) and their respective staffs (including travel expenses). The Adviser Administration Agreement may be terminated by either party without penalty upon 60 days' written notice to the other party. The total of such expenses incurred for the six months ended June 30, 2026 was approximately $2,000. These expenses were included in "other expenses" in the consolidated statement of operations.

Pursuant to an administration agreement between ALPS Fund Services, Inc. ("ALPS") and the Fund, ALPS performs, or administers the performance of, certain of the Fund's required administrative services, which include, among other things, providing assistance in accounting, legal, tax, compliance and operations, preparing the financial records that the Fund is required to maintain and preparing reports to the Fund's shareholders and reports filed with the SEC. In addition, ALPS coordinates the preparation and filing of the Fund's tax returns and generally coordinates the payment of the Fund's expenses and the performance of administrative and professional services rendered to the Fund by others. The Fund pays ALPS for these services. The total of such expenses incurred by the Fund for the six months ended June 30, 2026 was $2,076. These expenses were included in "other expenses" in the consolidated statement of operations.

Pursuant to a transfer agent agreement between SS&C GIDS, Inc. ("SS&C GIDS") and the Fund, SS&C GIDS performs transfer agency services for the Fund. SS&C GIDS maintains

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

the shareholder accounting records for the Fund. The Fund pays SS&C GIDS for these services. The total of such expenses incurred for the six months ended June 30, 2026 was $893. These expenses were included in "other expenses" in the consolidated statement of operations.

Shareholder Service Expenses

The Fund has adopted a "Shareholder Services Plan" with respect to its Class A, Class C, Class L and Class U-2 Shares under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request. Under the Shareholder Services Plan, the Fund, with respect to Class A, Class C, Class L and Class U-2 Shares, may incur expenses on an annual basis equal to 0.25% of its average net assets attributable to Class A, Class C, Class L and Class U-2 Shares, respectively. These expenses were included in "Shareholder service expense and distribution fees" in the consolidated statement of operations.

Distribution Plan

The Fund, with respect to its Class C, Class L, Class U, Class W and Class U-2 Shares, is authorized under a "Distribution Plan" to pay to ALPS Distributors, Inc. (the "Distributor") a distribution fee for certain activities relating to the distribution of shares to investors. These activities include marketing and other activities to support the distribution of Class C, Class L, Class U, Class W and Class U-2 shares. The Distribution Plan operates in a manner consistent with Rule 12b-1 under the Investment Company Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the Investment Company Act which permits it to offer multiple classes of shares. Under the Distribution Plan, the Fund pays the Distributor a distribution fee at an annual rate of 0.75% of average daily net assets attributable to Class C Shares, 0.25% of the average daily net assets attributable to Class L Shares, 0.50% of the average daily net assets attributable to Class W Shares and Class U-2 Shares, and 0.75% of the average daily net assets attributable to

Class U Shares. Some or all of such distribution fee may be paid by the Distributor to certain financial intermediaries. These expenses were included in "Shareholder service expense and distribution fees" in the consolidated statement of operations.

(4) Fair Value of Financial Instruments

The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities ("ASC 825-10"), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the company's choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled "other assets", "mandatory redeemable preferred shares" and "debt," which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

•  Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•  Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In addition to using the above inputs in investment valuations, the Valuation Designee continues to employ its net asset valuation policy and procedures that have been reviewed by the Board in connection with their designation of the Adviser as the Fund's valuation designee and are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for more information). Consistent with its valuation policy and procedures, the Valuation Designee evaluates the source of inputs, including any markets in which the Fund's investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. Because there is not a readily available market value for most of the investments in the Fund's portfolio, the fair value of the investments must typically be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Valuation Designee is responsible for all inputs and assumptions related to the pricing of securities. The Valuation Designee has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Valuation Designee obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Valuation Designee determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board and will be classified as Level 3. In such instances, the Valuation Designee will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The Fund's portfolio investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value ("EV") of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues. The Valuation Designee may also use industry specific valuation analyses to determine EV, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the EV of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

The following table is a summary of the inputs used as of June 30, 2026, in valuing the Fund's investments carried at fair value, derivative assets and derivative liabilities:

	Level 1 — Quoted Prices ($)	Level 2 — Other Significant Observable Inputs ($)	Level 3 — Significant Unobservable Inputs ($)	Total ($)
Senior loans	—	902,829	4,079,610	4,982,439
Subordinated loans	—	—	328,987	328,987
Corporate bonds	—	63,382	102,166	165,548
Collateralized loan obligations	—	—	583,029	583,029
Mortgage- backed securities	—	—	56,055	56,055
Private asset-backed investments	—	—	218,082	218,082
Preferred equity	—	5,050	333,948	338,998
Common equity	1,960	40,389	222,215	264,564
Warrants	—	27	8,352	8,379
Total investments	1,960	1,011,677	5,932,444	6,946,081
Derivative assets:
Foreign currency forward contracts	—	24,649	—	24,649
Purchased equity options	14	—	—	14
Interest rate swaps	—	1,487	—	1,487
Derivative liabilities:
Foreign currency forward contracts	—	(1,068)	—	(1,068)
Written equity options	(7)	—	—	(7)
Credit default swaps	—	(1,621)	—	(1,621)
Interest rate swaps	—	(400)	—	(400)

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The following table summarizes the significant unobservable inputs the Valuation Designee used to value the majority of the Fund's investments categorized within Level 3 as of June 30, 2026. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the determination of fair values.

Asset Category	Fair Value ($)	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(1)
Senior loans	3,989,451	Yield analysis	Market yield	5.1% - 35.4%	11.4%
Senior loans	45,462	EV coverage analysis	Valuation multiple	5.5x - 12.0x	9.5x
Senior loans	35,481	Discounted cash flow analysis	Discount rate	10.0% - 20.0%	13.7%
Senior loans	9,216	Broker quotes	N/A	N/A	N/A
Subordinated loans	328,987	Yield analysis	Market yield	7.3% - 22.1%	11.0%
Corporate bonds	62,660	Broker quotes	N/A	N/A	N/A
Corporate bonds	39,506	Yield analysis	Market yield	8.3% - 23.0%	15.0%
Collateralized loan obligations	583,029	Broker quotes	N/A	N/A	N/A
Mortgage-backed securities	56,055	Broker quotes	N/A	N/A	N/A
Private asset-backed investments	218,082	Income (other)	Market yield Discount margin Constant default rate Spread	7.4% - 17.5% 9.3% 0.0%- 16.6% 4.5%	9.3% 9.3% 13.9% 4.5%
Preferred equity	270,178	Yield analysis	Market yield	8.0% - 37.3%	15.6%
Preferred equity	63,770	EV market multiple analysis	Valuation multiple	1.0x - 20.0x	10.4x
Common equity	169,683	EV market multiple analysis	Valuation multiple	2.5x - 28.0x	14.1x
Asset Category	Fair Value ($)	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(1)
Common equity	30,331	Discounted cash flow analysis	Discount rate	11.0% - 20.0%	11.5%
Common equity	22,201	Yield analysis	Market yield	9.8% - 15.5%	15.5%
Warrants	8,352	EV market multiple analysis	Valuation multiple	2.5x - 12.0x	8.5x
Total Level 3 investments	5,932,444

(1) Unobservable inputs were weighted by the relative fair value of the investments.

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund's investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund's investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

The following table is a reconciliation of the Fund's investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended June 30, 2026:

	Senior Loans ($)	Subordinated Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations ($)	Mortgage- Backed Securities ($)	Private Asset- Backed Investments ($)	Preferred Equity ($)	Common Equity ($)	Warrants ($)	Total ($)
Balance as of December 31, 2025	4,106,175	223,358	117,775	752,414	36,785	209,736	355,974	191,685	20,386	6,014,288
Purchases	490,531	111,545	5,603	40,636	25,208	37,058	7,537	15,784	—	733,902

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

	Senior Loans ($)	Subordinated Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations ($)	Mortgage- Backed Securities ($)	Private Asset- Backed Investments ($)	Preferred Equity ($)	Common Equity ($)	Warrants ($)	Total ($)
Sales and principal redemptions	(451,219)	(1,940)	(20,685)	(118,630)	(4,686)	(27,931)	(22,273)	(11,338)	(10,191)	(668,893)
Net realized and unrealized gains (losses)	(79,181)	(4,362)	(619)	(91,395)	(573)	(907)	(7,290)	26,084	(1,843)	(160,086)
Accrued discounts (premiums)	6,079	386	92	4	(679)	126	—	—	—	6,008
Transfers into Level 3	10,971	—	—	—	—	—	—	—	—	10,971
Transfers out of Level 3	(3,746)	—	—	—	—	—	—	—	—	(3,746)
Balance as of June 30, 2026	4,079,610	328,987	102,166	583,029	56,055	218,082	333,948	222,215	8,352	5,932,444
Net change in unrealized gains (losses) from investments held at June 30, 2026	(76,631)	(4,311)	(2,139)	(88,878)	(573)	(985)	(7,537)	27,210	1,273	(152,571)

Investments that were transferred into and out of Level 3 during the six months ended June 30, 2026 were generally as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

The following are the carrying values and fair values of the Fund's senior secured revolving credit facilities and MRPS as of June 30, 2026.

	Carrying Value ($)	Fair Value(c) ($)
State Street Credit Facility(a)	231,880	231,880
Wells Credit Facility(a)	1,051,917	1,051,917
BNP Credit Facility(a)	127,000	127,000
Series A MRPS(b)	59,989	60,000
Series B MRPS	89,950	90,000
Series C MRPS	149,469	150,000
Series D MRPS	54,922	55,000
Series E MRPS	64,511	65,000
Series G MRPS	64,726	65,000
Series H MRPS	99,636	100,000
Series I MRPS	49,655	50,000
Series J MRPS	49,652	50,000
Series K MRPS	149,039	150,000
Series L MRPS	148,879	150,000
	2,391,225	2,395,797

(a) The State Street Credit Facility, the Wells Credit Facility and the BNP Credit Facility (each as defined below) carrying values are the same as the principal amounts outstanding.

(b) See Note 13 for a subsequent event relating to the Series A MRPS.

(c) The fair value of these debt obligations would be categorized as level 2 under ASC 820-10.

(5) Net Assets

The Fund began continuously offering its shares on January 3, 2017. The Fund, pursuant to an exemptive order granted by the SEC on July 11, 2017, offers multiple classes of shares. As of July 11, 2017, the Fund simultaneously redesignated its issued and outstanding shares as Class A shares and created its Class C, Class I and Class L shares. As of December 4, 2018, the Fund created its Class U and Class W shares. As of March 31, 2020, the Fund created its Class U-2 shares. The maximum sales load imposed on purchases, maximum contingent deferred sales charges, shareholder servicing and/or distribution fees charged will vary depending on each share class.

Common share transactions were as follows:

Class A	For the Six Months Ended June 30, 2026
	Shares	Amount ($)
Common shares outstanding — beginning of period	3,299	83,264
Common shares issued	157	3,806
Share transfers between classes	(23)	(554)
Reinvestment of distributions	20	487
Common shares repurchased	(1,068)	(26,396)
Common shares outstanding — end of period	2,385	60,607

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Class C	For the Six Months Ended June 30, 2026
	Shares	Amount ($)
Common shares outstanding — beginning of period	2,478	63,643
Common shares issued	67	1,621
Share transfers between classes	(87)	(2,111)
Reinvestment of distributions	35	834
Common shares repurchased	(207)	(5,015)
Common shares outstanding — end of period	2,286	58,972
Class I	For the Six Months Ended June 30, 2026
	Shares	Amount ($)
Common shares outstanding — beginning of period	165,220	4,181,196
Common shares issued	7,456	182,690
Share transfers between classes	218	5,305
Reinvestment of distributions	1,383	33,614
Common shares repurchased	(15,381)	(378,796)
Common shares outstanding — end of period	158,896	4,024,009
Class L	For the Six Months Ended June 30, 2026
	Shares	Amount ($)
Common shares outstanding — beginning of period	532	13,483
Common shares issued	15	368
Share transfers between classes	(3)	(81)
Reinvestment of distributions	15	363
Common shares repurchased	(6)	(140)
Common shares outstanding — end of period	553	13,993
Class U	For the Six Months Ended June 30, 2026
	Shares	Amount ($)
Common shares outstanding — beginning of period	27,142	680,287
Common shares issued	511	12,514
Share transfers between classes	(22)	(478)
Reinvestment of distributions	724	17,550
Common shares repurchased	(1,577)	(38,641)
Common shares outstanding — end of period	26,778	671,232
Class U-2	For the Six Months Ended June 30, 2026
	Shares	Amount ($)
Common shares outstanding — beginning of period	5,863	147,578
Common shares issued	107	4,608
Share transfers between classes	(3)	(2,081)
Reinvestment of distributions	147	3,546
Common shares repurchased	(539)	(13,325)
Common shares outstanding — end of period	5,575	140,326
Class W	For the Six Months Ended June 30, 2026
	Shares	Amount ($)
Common shares outstanding — beginning of period	1,369	35,169
Common shares issued	1	—
Reinvestment of distributions	37	912
Common shares repurchased	(49)	(1,208)
Common shares outstanding — end of period	1,358	34,873
Repurchase Program

Beginning in the second quarter of 2017, the Fund began offering, and currently intends to continue offering, the quarterly repurchase of shares in such amount as may be determined by the Board in accordance with the Fund's fundamental policy to conduct repurchase offers for between 5%-25% of its outstanding shares each quarter.

The following table summarizes the share repurchases completed during the six months ended June 30, 2026:

Three Months Ended	Repurchase Date	Shares Repurchased	Purchase Price Per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
December 31, 2025	January 08, 2026	8,630	$25.02	$215,908	10,308	5.00%	4.19%
March 31, 2026	April 10, 2026	10,197	24.28	247,613	10,197	5.00%	5.00%
Total		18,827		$463,521

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

(6) Debt

In accordance with the Investment Company Act, the Fund is allowed to borrow amounts with respect to senior securities representing indebtedness (such as the senior secured revolving credit facilities), such that its asset coverage, calculated pursuant to the Investment Company Act, is at least 300% after such borrowing.

State Street Credit Facility

The Fund is a party to a senior secured revolving credit facility (as amended, the "State Street Credit Facility"), that allows the Fund to borrow up to $300,000 at any one time outstanding. The State Street Credit Facility's stated maturity date is July 31, 2026. Under the State Street Credit Facility, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to: (a) limitations on the incurrence of additional indebtedness, including additional MRPS, and liens, (b) limitations on certain restricted payments, (c) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness plus the involuntary liquidation preference of the MRPS of the Fund and its consolidated subsidiaries (subject to certain exceptions) of not less than 2:1 and (d) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) of the Fund to outstanding and requested loans of not less than 3:1. As of June 30, 2026, the Fund was in compliance with the terms of the State Street Credit Facility. See Note 13 for subsequent events relating to the State Street Credit Facility.

As of June 30, 2026, there was $231,880 outstanding under the State Street Credit Facility. Since July 31, 2024, the interest rate charged on the State Street Credit Facility is based on an applicable Secured Overnight Financing Rate ("SOFR") plus an applicable spread of 1.25%. Prior to July 31, 2024, the interest rate charged on the State Street Credit Facility was based on an applicable SOFR plus a credit spread adjustment of 0.10% and an applicable spread of 1.00%. In addition to the stated interest expense on the State Street Credit Facility, the Fund is required to pay a commitment fee of 0.25% per annum on any unused portion of the State Street Credit Facility. See Note 13 for a subsequent event relating to the State Street Credit Facility.

For the six months ended June 30, 2026, the components of interest and unused commitment fee expense, average stated interest rate (i.e., rate in effect plus the spread) and average outstanding balance for the State Street Credit Facility were as follows:

For the Six Months Ended June 30, 2026 ($)
Stated interest expense	5,939
Unused commitment fee	95
Amortization of debt issuance costs	205
Total interest and credit facility fees expense	6,239
Cash paid for interest expense	6,141
Average stated interest rate	4.79%
Average outstanding balance	250,061

Wells Credit Facility

The Fund and one of the Fund's consolidated subsidiaries, CADEX Credit Financing, LLC (the "Financing Sub 1"), are party to a revolving funding facility (as amended, the "Wells Credit Facility"), that allows the Financing Sub 1 to borrow up to $1,800,000 at any one time outstanding. The Wells Credit Facility is secured by all of the assets held by, and the Fund's membership interest in, the Financing Sub 1. The end of the reinvestment period and the stated maturity date for the Wells Credit Facility are May 30, 2028 and May 30, 2030, respectively.

Amounts available to borrow under the Wells Credit Facility are subject to a borrowing base that applies different advance rates to different types of assets held by the Financing Sub 1. The Financing Sub 1 is also subject to limitations with respect to the loans securing the Wells Credit Facility, including restrictions on loan size, borrower domicile, payment frequency and status, collateral interests, and loans with fixed rates, as well as restrictions on portfolio company leverage, which may also affect the borrowing base and therefore amounts available to borrow. The Fund and the Financing Sub 1 are also required to comply with various covenants, reporting requirements and other customary requirements for similar facilities (which are subject to certain limitations and exceptions). As of June 30, 2026, the Fund and the Financing Sub 1 were in compliance with the terms of the Wells Credit Facility.

As of June 30, 2026, there was $1,051,917 outstanding under the Wells Credit Facility. Since May 30, 2025, the interest rate charged on the Wells Credit Facility is based on an applicable SOFR plus an applicable spread of 1.90%. Prior to May 30, 2025, the interest rate charged on the Wells Credit Facility was based on an applicable SOFR plus an applicable spread of

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

2.15%. In addition to the stated interest expense on the Wells Credit Facility, the Financing Sub 1 is also required to pay a commitment fee of between 0.50% and 1.80% per annum depending on the size of the unused portion of the Wells Credit Facility.

For the six months ended June 30, 2026, the components of interest and unused commitment fee expense, average stated interest rate (i.e., rate in effect plus the spread) and average outstanding balance for the Wells Credit Facility were as follows:

For the Six Months Ended June 30, 2026 ($)
Stated interest expense	31,268
Unused commitment fee	2,039
Amortization of debt issuance costs	1,916
Total interest and credit facility fees expense	35,223
Cash paid for interest expense	34,062
Average stated interest rate	5.63%
Average outstanding balance	1,119,025

BNP Credit Facility

The Fund and one of the Fund's consolidated subsidiaries, CADEX Liquid Financing LLC (the "Financing Sub 2"), are party to a revolving credit facility (the "BNP Credit Facility"), that allows the Financing Sub 2 to borrow up to $400,000 at any one time outstanding. The obligations of Financing Sub 2 under the BNP Credit Facility are secured by all of the assets held by Financing Sub 2, including certain loans to be contributed by the Fund to Financing Sub 2 from time to time. The end of the reinvestment period and the stated maturity date for the BNP Credit Facility are July 31, 2027 and July 31, 2028, respectively. Subject to certain conditions, during the reinvestment period, Financing Sub 2 may propose one or more increases in the maximum facility amount in increments of $50,000. Under the terms of the BNP Credit Facility, the Fund and Financing Sub 2, as applicable, have made certain representations and warranties regarding the loans, as well as their businesses, and are required to comply with various covenants, servicing procedures, limitations on the disposition of loans, reporting requirements and other customary requirements for similar revolving funding facilities (which are subject to certain limitations and exceptions). The BNP Credit Facility includes usual and customary events of default for revolving funding facilities of this nature. As of June 30, 2026, the Fund and the Financing Sub 2 were in compliance with the terms of the BNP Credit Facility.

As of June 30, 2026, there was $127,000 outstanding under the BNP Credit Facility. Since May 26, 2026, the interest rate charged on the BNP Credit Facility is based on an applicable SOFR (as defined in the documents governing the BNP Credit Facility) plus a margin of (i) 1.425% during the reinvestment period and (ii) 2.425% following the reinvestment period. Prior to May 25, 2026, the interest rate charged on the BNP Credit Facility was based on an applicable SOFR plus a margin of (i) 1.60% during the reinvestment period and (ii) 2.60% following the reinvestment period. In addition to the stated interest expense on the BNP Credit Facility, the Financing Sub 2 is also required to pay a commitment fee of between 0.40% and 0.70% per annum depending on the size of the unused portion of the BNP Credit Facility.

For the six months ended June 30, 2026, the components of interest and unused commitment fee expense, average stated interest rate (i.e., rate in effect plus the spread) and average outstanding balance for the BNP Credit Facility were as follows:

For the Six Months Ended June 30, 2026 ($)
Stated interest expense	4,572
Unused commitment fee	268
Amortization of debt issuance costs	439
Total interest and credit facility fees expense	5,279
Cash paid for interest expense	5,687
Average stated interest rate	5.29%
Average outstanding balance	174,276

For the six months ended June 30, 2026, the weighted average stated interest rate and the average principal amount of the Fund's outstanding debt were 5.46% and $1,543,362, respectively.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

(7) Mandatory Redeemable Preferred Shares

The Fund has authorized and issued certain MRPS (each issuance of which is referred to herein using the defined term set forth under the "MRPS" column of the table below and collectively referred to as the MRPS). Certain key terms related to the features for the MRPS as of June 30, 2026 are listed below.

MRPS	Shares Authorized and Issued	Gross Proceeds	Redemption Date	Liquidation Preference	Dividend Rate per Annum(1)
Series A MRPS(2)	2,400	$60,000	July 30, 2026	$25.00	2.68%
Series B MRPS	3,600	90,000	September 30, 2026	25.00	2.68%
Series C MRPS	6,000	150,000	September 30, 2028	25.00	3.07%
Series D MRPS	2,200	55,000	January 6, 2027	25.00	2.96%
Series E MRPS	2,600	65,000	January 6, 2032	25.00	3.48%
Series G MRPS	2,600	65,000	June 1, 2028	25.00	7.23%
Series H MRPS(3)	4,000	100,000	June 7, 2027	25.00	6.25%
Series I MRPS(3)	2,000	50,000	June 7, 2029	25.00	6.35%
Series J MRPS(3)	2,000	50,000	July 3, 2029	25.00	6.35%
Series K MRPS(3)	6,000	150,000	January 15, 2030	25.00	5.94%
Series L MRPS(3)	6,000	150,000	April 14, 2032	25.00	6.07%
Total redeemable amount		$985,000

(1) Payable quarterly. The weighted average dividend rate for the MRPS is 4.86% per annum.

(2) See Note 13 for a subsequent event relating to the Series A MRPS.

(3) In connection with the issuance of the Series H MRPS, the Series I MRPS, the Series J MRPS, the Series K MRPS and the Series L MRPS, the Fund entered into interest rate swaps to more closely align the interest rate of such liabilities with the Fund's investment portfolio, which consists primarily of floating rate loans. See Note 9 for more information on the Fund's interest rate swaps.

The MRPS are subject to optional and mandatory redemption in certain circumstances. The MRPS will be subject to redemption, at the option of the Fund, in whole or in part at any time only for the purposes of decreasing leverage of the Fund. The Fund may be obligated to redeem certain of the MRPS if the Fund fails to maintain an asset coverage ratio, calculated in accordance with the Investment Company Act, greater than or equal to 225%. Holders of the MRPS are entitled to receive quarterly cumulative cash dividend payments on the first business day following each quarterly dividend date.

The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends plus, in some cases, an early redemption premium, which may vary based on the date of redemption. The Fund is subject to certain restrictions relating to the MRPS such as maintaining certain asset coverage ratio requirements. Failure to comply with these restrictions could preclude the Fund from declaring any dividends to common shareholders and could trigger the mandatory redemption of the MRPS. Additionally, in accordance with the Investment Company Act, the Fund may not issue additional MRPS if immediately after such issuance the Fund will not have an asset coverage of at least 200%. As of June 30, 2026, the Fund was in compliance with the terms applicable to the MRPS.

The Fund's MRPS activity for the six months ended June 30, 2026 was as follows:

	Series A MRPS(1)	Series B MRPS	Series C MRPS	Series D MRPS	Series E MRPS	Series F MRPS(2)	Series G MRPS	Series H MRPS	Series I MRPS	Series J MRPS	Series K MRPS	Series L MRPS
Shares outstanding — beginning of period	2,400	3,600	6,000	2,200	2,600	3,400	2,600	4,000	2,000	2,000	6,000	6,000
Shares redeemed	—	—	—	—	—	(3,400)	—	—	—	—	—	—
Shares outstanding — end of period	2,400	3,600	6,000	2,200	2,600	—	2,600	4,000	2,000	2,000	6,000	6,000

(1) See Note 13 for a subsequent event relating to the Series A MRPS.

(2) On June 1, 2026, the Fund redeemed all of its outstanding Series F MRPS at liquidation value pursuant to the Series F MRPS' mandatory redemption date.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The Fund's MRPS balance as of June 30, 2026 were as follows:

	Series A MRPS ($)	Series B MRPS ($)	Series C MRPS ($)	Series D MRPS ($)	Series E MRPS ($)	Series G MRPS ($)	Series H MRPS ($)	Series I MRPS ($)	Series J MRPS ($)	Series K MRPS ($)	Series L MRPS ($)	Total ($)
Principal amount	60,000	90,000	150,000	55,000	65,000	65,000	100,000	50,000	50,000	150,000	150,000	985,000
Unamortized deferred issuance costs	(11)	(50)	(531)	(78)	(489)	(274)	(364)	(345)	(348)	(961)	(1,121)	(4,572)
Carrying value	59,989	89,950	149,469	54,922	64,511	64,726	99,636	49,655	49,652	149,039	148,879	980,428

Dividends on the MRPS are accrued on a daily basis and included in interest and credit facility fee expense on the consolidated statement of operations and in interest and facility fees payable on the consolidated statement of assets and liabilities. The table below summarizes the components of interest expense, the effective dividend rates and cash paid for dividends on the Fund's MRPS, as well as any other MRPS outstanding during the six months ended June 30, 2026:

	Series A MRPS ($)	Series B MRPS ($)	Series C MRPS ($)	Series D MRPS ($)	Series E MRPS ($)	Series F MRPS(1) ($)	Series G MRPS ($)	Series H MRPS ($)	Series I MRPS ($)	Series J MRPS ($)	Series K MRPS ($)	Series L MRPS ($)	Total ($)
Stated dividends	799	1,188	2,299	814	1,131	2,533	2,300	3,123	1,583	1,574	4,437	4,517	26,298
Amortization of deferred issuance costs	63	95	110	72	42	129	69	190	55	94	128	90	1,137
Total interest expense	862	1,283	2,409	886	1,173	2,662	2,369	3,313	1,638	1,668	4,565	4,607	27,435
Weighted average stated dividend rate	2.68%	2.68%	3.07%	2.96%	3.48%	7.16%	7.23%	6.25%	6.35%	6.35%	5.94%	6.07%	4.86%
Cash paid for dividends	799	1,188	2,299	814	1,131	3,973	2,301	3,125	1,583	1,574	4,438	4,519	27,744

(1) On June 1, 2026, the Fund redeemed all of its outstanding Series F MRPS at liquidation value pursuant to the Series F MRPS' mandatory redemption date.

(8) Investment Transactions

For the six months ended June 30, 2026, the cost of investments purchased and proceeds from the sale of investments, excluding short obligations and derivatives, were as follows:

For the Six Months Ended June 30, 2026 ($)
Cost of investments purchased	(909,329)
Proceeds from the sale of investments	1,380,611

(9) Derivative Instruments

The Fund recognizes all of its derivative instruments at fair value as either assets or liabilities in the consolidated statement of assets and liabilities. The changes in the fair value are included in the consolidated statement of operations during the current year. Purchases of derivative contracts and proceeds from the sale of derivative contracts, as disclosed in the consolidated statement of cash flows, are indicative of the volume of derivative activity during the six months ended June 30, 2026. The Fund is exposed to certain risks relating to its ongoing operations; the primary risks managed by using derivative instruments are market risk, credit risk, and foreign exchange risk. Additionally, the Fund holds certain derivative instruments for investment purposes. As of or during the six months ended June 30, 2026, the Fund held the following instruments meeting the definition of a derivative instrument: foreign currency forward contracts, interest rate swaps, equity options and credit default swaps.

Qualitative Disclosures of Derivative Financial Instruments

The following is a description of the derivatives utilized by the Fund during the reporting period, including the primary underlying risk exposure related to each instrument type.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Foreign Currency Forward Contracts

The Fund enters into foreign currency forward contracts from time to time to help mitigate its foreign currency risk exposure. As of June 30, 2026, the counterparties to each of the Fund's foreign currency forward contracts were Goldman Sachs International or Morgan Stanley Capital Services LLC.

Interest Rate Swaps

In connection with the issuances of the Series H MRPS, the Series I MRPS, the Series J MRPS, the Series K MRPS and the Series L MRPS, the Fund entered into interest rate swaps to more closely align the interest rates of such liabilities with its investment portfolio, which consists primarily of floating rate loans. Under the interest rate swaps, the Fund receives a fixed interest rate and pays a floating interest rate of one-month SOFR plus an applicable spread, as disclosed below. As of June 30, 2026, the counterparty to all of the Fund's interest rate swaps was Goldman Sachs International. See Note 7 for more information on the Series H MRPS, the Series I MRPS, the Series J MRPS, the Series K MRPS and the Series L MRPS.

Equity Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The Fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the Fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The premium received by the Fund for option contracts written is recorded as a liability. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. The Fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized gains or losses occurring during the holding period of purchased options and written options contracts are included in the "net realized gains or losses on derivative contracts" in the accompanying consolidated statement of operations. Net unrealized gains or losses occurring during the holding period of purchased options and written options contracts are included in the "net unrealized gains or losses on derivative contracts" in the accompanying consolidated statement of operations.

Credit Default Swaps

The Fund enters into credit default swap contracts for investment purposes and to manage its credit risk. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. The Fund may purchase or sell protection. A seller of protection generally receives an upfront payment or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments received are accrued daily and accounted for as realized gains. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The buyer of protection generally pays an upfront premium or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments paid are accrued daily and accounted for as realized losses.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the consolidated statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

The Fund's derivative contracts are subject to either International Swaps and Derivatives Association Master Agreements, or futures contracts/OTC addenda which contain certain covenants and other provisions that, if violated, may require the Fund to post collateral on derivatives if the Fund is in a net liability position with its counterparties exceeding certain amounts. As of June 30, 2026, there were no derivative instruments with credit-risk-related contingent features that are in a net liability position after taking into effect permissible offsetting. Additionally, OTC derivative counterparties may immediately terminate these agreements and the related derivative contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages or amounts. As of June 30, 2026, the termination values of these derivative contracts were approximately equal to their fair values.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Certain information related to the Fund's derivative instruments as of June 30, 2026 is presented below.

Derivative Instrument	Notional Amount		Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
Foreign currency forward contract	JPY	993,805	$6,123	$(5,966)	Derivative assets
Foreign currency forward contract	SEK	396,175	40,910	(38,539)	Derivative assets
Foreign currency forward contract	NOK	255,160	25,769	(24,119)	Derivative assets
Foreign currency forward contract		€213,591	244,280	(237,379)	Derivative assets
Foreign currency forward contract		£162,194	215,138	(211,509)	Derivative assets
Foreign currency forward contract		€125,300	143,304	(139,251)	Derivative assets
Foreign currency forward contract		£97,544	129,385	(127,583)	Derivative assets
Foreign currency forward contract	DKK	85,516	13,089	(12,709)	Derivative assets
Foreign currency forward contract	CAD	70,897	50,030	(49,173)	Derivative assets
Foreign currency forward contract	SEK	55,357	5,716	(5,383)	Derivative assets
Foreign currency forward contract	DKK	40,700	6,229	(6,048)	Derivative assets
Foreign currency forward contract	CAD	36,221	25,566	(24,545)	Derivative assets
Foreign currency forward contract		$27,045	26,348	(27,045)	Derivative liabilities
Foreign currency forward contract	NZD	19,317	10,980	(10,519)	Derivative assets
Foreign currency forward contract	NOK	14,691	1,483	(1,378)	Derivative assets
Foreign currency forward contract	AUD	7,129	4,934	(4,774)	Derivative assets
Foreign currency forward contract	NZD	6,355	3,611	(3,473)	Derivative assets
Foreign currency forward contract	PLN	4,844	1,288	(1,239)	Derivative assets
Foreign currency forward contract		$3,247	3,254	(3,247)	Derivative assets
Foreign currency forward contract	AUD	952	659	(638)	Derivative assets
Foreign currency forward contract	CHF	35	43	(41)	Derivative assets
CDX HY S41 5Y		$10,290	—	(699)	Derivative liabilities
CDX.NA.HY S43 5Y Tranche 15-25		$8,997	—	(922)	Derivative liabilities
Call-Chicago Board Options Exchange-VIX US		$946	14	—	Derivative assets
Call-Chicago Board Options Exchange-VIX US		$(946)	—	(7)	Derivative liabilities
SRT CDS Tranche 95.12-99.23		$(3,008)	—	—	Derivative assets
Interest rate swap — Series H MRPS		$100,000	610	—	Derivative assets
Interest rate swap — Series I MRPS		$50,000	434	—	Derivative assets
Interest rate swap — Series J MRPS		$50,000	443	—	Derivative assets
Interest rate swap — Series K MRPS		$150,000	—	(81)	Derivative liabilities
Interest rate swap — Series L MRPS		$150,000	—	(319)	Derivative liabilities
Total			$959,640	$(936,586)

Description	MRPS	Notional Amount	Fund Receives	Fund Pays	Maturity Date
Interest rate swap	Series H MRPS	$100,000	6.250%	SOFR +1.7420%	June 7, 2027
Interest rate swap	Series I MRPS	$50,000	6.350%	SOFR +2.0865%	June 7, 2029
Interest rate swap	Series J MRPS	$50,000	6.350%	SOFR +2.0895%	July 3, 2029
Interest rate swap	Series K MRPS	$150,000	5.940%	SOFR +1.9950%	January 15, 2030
Interest rate swap	Series L MRPS	$150,000	6.070%	SOFR +2.1530%	April 14, 2032

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Net realized gains (losses) on derivative instruments recognized by the Fund for the six months ended June 30, 2026 are in the following locations in the consolidated statement of operations:

Derivative Instrument	Statement Location	For the Six Months Ended June 30, 2026 ($)
Foreign currency forward contracts	Net realized losses on derivative contracts	(18,000)
Interest rate swaps	Net realized losses on derivative contracts	964
Written options	Net realized losses on derivative contracts	(45)
Credit default swaps	Net realized losses on derivative contracts	(179)
Total		(17,260)

Net unrealized gains (losses) on derivative instruments recognized by the Fund for the six months ended June 30, 2026 are in the following locations in the consolidated statement of operations:

Derivative Instrument	Statement Location	For the Six Months Ended June 30, 2026 ($)
Foreign currency forward contracts	Net unrealized gains on derivative contracts	32,141
Written options	Net unrealized gains on derivative contracts	(29)
Credit default swaps	Net unrealized gains on derivative contracts	(8,482)
Total		23,630

The average notional amounts of foreign currency forward contracts, interest rate swaps and credit default swaps outstanding for the six months ended June 30, 2026, which are indicative of the volumes of these derivative types, were $961,823, $500,000 and $22,447, respectively.

Offsetting Arrangements

Although the Fund generally presents derivative and other financial instruments on a gross basis in the consolidated statement of assets and liabilities, certain derivative and other financial instruments are subject to enforceable master netting arrangements with certain counterparties which allow for the derivative and other financial instruments to be offset.

The following table presents the rights of offset and related arrangements associated with the Fund's derivative instruments as of June 30, 2026:

				Gross Amounts Not Offset in Statement of Assets and Liabilities
Description	Gross Amount of Recognized Assets (Liabilities)	Gross Amount Offset in Assets (Liabilities)	Net Amounts of Assets (Liabilities) Presented	Financial Instrument	Collateral (Received) Pledged	Net Amount
Assets:
Goldman Sachs International:
Foreign currency forward contracts	$352,779	$(342,530)	$10,249	$—	$(10,249)	$—
Interest rate swaps	1,487	—	1,487	—	(1,487)	—
Equity options	14	—	14	—	(14)	—
	354,280	(342,530)	11,750	—	(11,750)	—
Morgan Stanley Capital Services LLC:
Foreign currency forward contracts	547,462	(533,062)	14,400	—	(14,400)	—
Total assets	$901,742	$(875,592)	$26,150	$—	$(26,150)	$—

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

				Gross Amounts Not Offset in Statement of Assets and Liabilities
Description	Gross Amount of Recognized Assets (Liabilities)	Gross Amount Offset in Assets (Liabilities)	Net Amounts of Assets (Liabilities) Presented	Financial Instrument	Collateral (Received) Pledged	Net Amount
Liabilities:
Goldman Sachs International:
Foreign currency forward contracts	$(58,286)	$57,221	$(1,065)	$—	$1,065	$—
Interest rate swaps	(400)	—	(400)	—	400	—
Credit default swaps	(1,621)	—	(1,621)	—	1,621	—
Equity options	(7)	—	(7)	—	7	—
	(60,314)	57,221	(3,093)	—	3,093	—
Morgan Stanley Capital Services LLC:
Foreign currency forward contracts	(680)	677	(3)	—	3	—
Total liabilities	$(60,994)	$57,898	$(3,096)	$—	$3,096	$—

(10) Income Taxes

The Fund intends to distribute all or substantially all of its taxable income to shareholders and to comply with the other requirements of the Code, applicable to RICs. Accordingly, no provision for U.S. federal income taxes is required.

The Fund may elect to incur an excise tax if it is deemed prudent by its Board from a cash management perspective or in the best interest of shareholders due to other facts and circumstances. For the six months ended June 30, 2026, the Fund incurred U.S. federal excise taxes of $950.

As of December 31, 2025, which is the end of the Fund's most recent taxable year, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(11) Segment Reporting

The Fund operates through a single operating and reporting segment with an investment objective to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The chief operating decision maker ("CODM") is comprised of the Fund's portfolio managers and chief financial officer and the CODM assesses the performance and makes operating decisions of the Fund on a consolidated basis primarily based on the Fund's net increase in net assets resulting from operations ("net income"). In addition to numerous other factors and metrics, the CODM utilizes net income as a key metric in determining the amount of dividends to be distributed to the Fund's shareholders. As the Fund's operations comprise of a single reporting segment, the segment assets are reflected on the accompanying consolidated statement of assets and liabilities as "total assets" and the significant segment expenses are listed on the accompanying consolidated statement of operations.

(12) Risk Factors

Short Sales Risk

A short sale is a transaction in which the Fund sells an instrument that it does not own in anticipation that the market price will decline. To deliver the securities to the buyer, the Fund arranges through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Fund intends to replace the securities at a lower price and therefore profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Fund replaces the borrowed securities. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash and/or liquid securities. Short sales involve certain risks and special considerations. If the Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Derivatives Risk

The Fund's use of derivatives involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used.

General Risks Associated with Derivatives. Although the Fund does not expect derivatives to represent a significant component of its portfolio, the Fund may use derivatives including, in particular, swaps (including interest rate swaps and credit default swaps), synthetic CLOs, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a derivative, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The use of derivatives may involve substantial leverage. The use of derivatives may subject the Fund to certain risks, including, but not limited to, credit risk, currency risk, leverage risk, liquidity risk, correlation risk, index risk, valuation risk and regulatory risk.

Rule 18f-4 under the Investment Company Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of "senior securities" under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits closed-end funds, including the Fund, from issuing or selling any "senior security" representing indebtedness (unless the fund maintains 300% "asset coverage") or any senior security representing stock (unless the fund maintains 200% "asset coverage").

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

The Fund is currently relying on the Limited Derivatives User Exception (as defined below) from certain requirements of Rule 18f-4. Absent the availability of the Limited Derivatives User Exception, the Fund would be required to comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is required to be administered by a "derivatives risk manager," who is appointed by the Board, including a majority of the directors or trustees who are not "interested persons" of the fund (as defined in the Investment Company Act), and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the "Limited Derivatives User Exception").

Options and Futures Risk. The Fund may utilize options and futures contracts and so-called "synthetic" options or other derivatives written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter ("OTC") market. When options are purchased OTC, the Fund's portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities. The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In the sale of a put, losses may be significant and, in the sale of a call, losses can be unlimited.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser's ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Swap Agreements Risk. The Fund may enter into swap agreements, including interest rate and index swap agreements, for hedging purposes, as a form of leverage or to seek to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument yielding the desired return. Swap agreements are often two party contracts entered into primarily by institutional investors for periods ranging from a few days to more than one year. In a typical "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Some swaps may be subject to central clearing and exchange trading. Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, some swap agreements may be considered by the Fund to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a bi-lateral swap agreement counterparty. The Fund may seek to reduce this risk to some extent by entering into a transaction only if the counterparty meets the Adviser's current credit standards for OTC option counterparties. In the case of a cleared swap, the Fund bears the risk that the clearinghouse may default. Swap agreements also bear the risk that the Fund will not be able to meet its payment obligations to the counterparty. Restrictions imposed by the tax rules applicable to RICs may limit the Fund's ability to use swap agreements. It is possible that developments in the swap market, including further government regulation, could adversely affect the Fund's ability to enter into or terminate swap agreements or to realize amounts to be received under these agreements. Swap transactions may involve substantial leverage.

The Fund may enter into credit default swap agreements and similar agreements, and may also buy credit-linked securities. Credit default swaps are often structured with significant leverage and may be considered speculative. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by the Fund. The protection "buyer" in a credit default contract may be obligated to pay the protection "seller" an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Swaptions Risk. The Fund, to the extent permitted under applicable law, may enter into "swaptions", which are options on swap agreements on either an asset-based or liability-based basis. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. When the Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

Credit-Linked Securities Risk. Among the income producing securities in which the Fund may invest are credit-linked securities, which generally are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in credit-linked securities generally represent the right to receive periodic income payments (in the form of dividends) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive as an investor in the issuer. The Fund's investments in these instruments are indirectly subject to the risks associated with derivatives, including, among others, credit risk and leverage risk. There may be no established trading market for these securities and they may constitute illiquid investments.

Repurchase Agreements and Reverse Repurchase Agreements Risk

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income.

Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (i) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. If the Fund enters in reverse repurchase agreements and similar financing transactions in reliance on the exemption in Rule 18f-4(d), the Fund may treat such transactions as "derivatives transactions" and comply with Rule 18f-4 with respect to such transactions.

Senior Loans Risk

Although senior loans ("Senior Loans") are senior and typically secured in a first lien (including "unitranche" loans, which are loans that combine both senior and subordinated loans, generally in a first lien position) or second lien position in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured, the risks associated with such Senior Loans are generally similar

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

to the risks of other below investment grade fixed income instruments. Investments in below investment grade Senior Loans are considered speculative because of the credit risk of the issuers of debt instruments (each, a "Borrower"). Such Borrowers are more likely than investment grade Borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the net asset value of the Fund and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which could adversely affect the Senior Loan's value.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower's obligation in the event of nonpayment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a Senior Loan. The collateral securing a Senior Loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. Additionally, a Senior Loan may be "primed" in bankruptcy, which reduces the ability of the holders of the Senior Loan to recover on the collateral.

There may be less readily available information about most Senior Loans and the Borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the "Securities Act"), or registered under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and Borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Senior Loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and, in addition, are subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. As a result, the Adviser will rely primarily on its own evaluation of a Borrower's credit quality rather than on any available independent sources. Consequently, the Fund will be particularly dependent on the analytical abilities of the Adviser. In certain circumstances, Senior Loans may not be deemed to be securities under certain federal securities laws, other than the Investment Company Act. Therefore, in the event of fraud or misrepresentation by a Borrower or an arranger, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the Senior Loan agreement itself and common law fraud protections under applicable state law.

The secondary trading market for Senior Loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Senior Loan may be adversely affected.

Subordinated Loans Risk

Although the Fund does not expect subordinated loans ("Subordinated Loans") to be a significant component of its portfolio, it may invest in such instruments from time to time. Subordinated Loans generally are subject to similar risks as those associated with investments in Senior Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a Subordinated Loan, the first priority lien holder has first claim to the underlying collateral of the loan to the extent such claim is secured. Additionally, an over secured creditor may be

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

entitled to additional interest and other charges in bankruptcy increasing the amount of their allowed claim. Subordinated Loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated Loans generally have greater price volatility than Senior Loans and may be less liquid.

Corporate Bonds Risk

The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate- and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the Borrower, such as investors' perceptions of the creditworthiness of the Borrower, the Borrower's financial performance, perceptions of the Borrower in the marketplace, performance of management of the Borrower, the Borrower's capital structure and use of financial leverage and demand for the Borrower's goods and services. There is a risk that the Borrowers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. High yield corporate bonds are often high risk and have speculative characteristics. High yield corporate bonds may be particularly susceptible to adverse Borrower-specific developments. High yield corporate bonds are subject to the risks described below under "Below Investment Grade Rating Risk."

CLO Securities Risk

CLOs issue securities in tranches with different payment characteristics and different credit ratings. The rated tranches of securities issued by CLOs ("CLO Securities") are generally assigned credit ratings by one or more nationally recognized statistical rating organizations. The subordinated (or residual) tranches are the most junior tranches and do not receive ratings. Below investment grade tranches of CLO Securities typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO.

The riskiest portion of the capital structure of a CLO is the subordinated (or residual) tranche, which bears the bulk of defaults from the loans in the CLO and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the subordinated tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO Securities as a class. The risks of an investment in a CLO depend largely on the collateral and the tranche of the CLO in which the Fund invests.

The CLOs in which the Fund invests may have issued and sold debt tranches that will rank senior to the tranches in which the Fund invests. By their terms, such more senior tranches may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the tranches in which the Fund invests.

Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a CLO, holders of more senior tranches would typically be entitled to receive payment in full before the Fund receives any distribution. After repaying such senior creditors, such CLO may not have any remaining assets to use for repaying its obligation to the Fund. In the case of tranches ranking equally with the tranches in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such securities in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant CLO. Therefore, the Fund may not receive back the full amount of its investment in a CLO.

The transaction documents relating to the issuance of CLO Securities may impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO's investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the CLO's investment manager to maximize returns on the CLO Securities. In addition, other parties involved in CLOs, such as third-party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CLO Securities. Furthermore, CLO Securities issuance transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CLO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.

Payments to holders of CLO Securities may be subject to deferral. If cash flows generated by the underlying assets are

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

insufficient to make all current and, if applicable, deferred payments on CLO Securities, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the Borrower of the related CLO Securities to pay such deficiency will be extinguished.

The market value of CLO Securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO Securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.

Asset-Backed Securities Risk

Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities' weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. If many Borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

"Covenant-Lite" Loans Risk

Some of the loans in which the Fund may invest directly or indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be "covenant-lite" loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience delays in enforcing its rights on its holdings of covenant-lite loans. As a result of these risks, the Fund's exposure to losses may be increased, which could result in an adverse impact on the Fund's net income and net asset value.

Investment and Market Risk

An investment in the common shares of the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the common shares of the Fund represents an indirect investment in the portfolio of Senior Loans, Corporate Bonds, CLO Securities and other securities and loans owned by the Fund, and the value of these securities and loans may fluctuate, sometimes rapidly and unpredictably. For instance, during periods of global economic downturn, the secondary markets for Senior Loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and Corporate Bonds may experience sudden and sharp price swings, which can be exacerbated by large or sustained sales by major investors in these markets, a high-profile default by a major Borrower, movements in indices tied to these markets or related securities or investments, or a change in the market's perception of Senior Loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and Corporate Bonds. At any point in time, an investment in the common shares of the Fund may be worth less than the original amount invested, even after taking into account distributions paid by the Fund, if any, and the ability of common shareholders to reinvest dividends. The Fund intends to continue to utilize leverage, which will magnify the Fund's risks and, in turn, the risks to the common shareholders.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Market Disruption and Geopolitical Risk

U.S. and global financial markets have experienced increased volatility in recent periods, which could be harmful to the Fund and issuers in which it invests. Such volatility may result in, amongst other things, write-offs, the re-pricing of credit risk, the failure of financial institutions or worsening general economic conditions, any of which could materially and adversely impact the broader financial and credit markets and reduce the availability of debt and equity capital for the market as a whole and financial services firms in particular. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Various social and political circumstances in the U.S. and around the world (including wars and other forms of conflict, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics or outbreaks of infectious diseases), may also contribute to increased market volatility and economic uncertainties or deterioration in the U.S. and worldwide. Such events, including trade tensions between the United States and other countries, other uncertainties regarding actual and potential shifts in U.S. and foreign, trade, economic and other policies with other countries (including with respect to treaties and tariffs), the ongoing war between Russia and Ukraine and continued conflicts and political unrest in the Middle East could adversely affect the Fund's business, financial condition or results of operations. Additionally, the Republican Party currently controls both the executive and legislative branches of the U.S. government, which increases the likelihood that legislation may be adopted that could significantly affect the regulation of U.S. financial markets. Regulatory changes could result in greater competition from banks and other lenders with which we compete for lending and other investment opportunities. These and other conditions in the global financial markets and the global economy may result in adverse consequences for the Fund and the Fund's portfolio companies, each of which could adversely affect the businesses of the Fund or such portfolio companies, restrict the Fund's investment activities, impede the Fund's ability to effectively achieve its investment objectives and result in lower returns than anticipated at the time certain of the Fund's investments were made. This could in turn materially reduce the Fund's net asset value and distributions and adversely affect the Fund's financial prospects and condition.

Technology and Artificial Intelligence Risk

Artificial intelligence, including machine learning technology and generative artificial intelligence, is rapidly evolving. While the full extent of current or future risks related thereto is not possible to predict, artificial intelligence could significantly disrupt the business models and markets in which the Fund and its portfolio companies operate and subject the Fund and/or its portfolio companies to increased competition, legal and regulatory risks and compliance costs, any of which could have a material adverse effect on the Fund's or the Fund's portfolio companies' business, financial condition and results of operations.

The use of artificial intelligence tools and technologies in the operation of a company's business comes with potential risks, including, but not limited to, generation of inaccurate results, misuse or disclosures of confidential information, infringement of third-party intellectual property rights, potential cybersecurity vulnerabilities, reputational risk, and regulatory burdens. Artificial intelligence models may create outputs that are flawed, inaccurate, biased, or that infringe or misappropriate intellectual property of third parties. The Fund or the Fund's portfolio companies may also be exposed to competitive risks related to the adoption of artificial intelligence or other new technologies by others within their respective industries. In addition, investments in technology systems and artificial intelligence may not deliver the benefits expected, which could result in costs without corresponding benefits.

In addition, regulators are increasing scrutiny and implementing and considering regulation of the use of artificial intelligence technologies, including with respect to uses of artificial intelligence by investment advisers. While comprehensive U.S. regulation has not been enacted to date, various U.S. governmental agencies and departments, including the SEC and Department of the Treasury, have recently released reports or otherwise indicated interest in assessing risks relating to uses of artificial intelligence. Some specific laws governing artificial intelligence have already been passed in certain U.S. states and in the European Union (the "EU"). It is not possible to predict what, if any, effects this may have on the Fund's business or the nature of future regulations.

Tariff Risk

The United States has recently enacted and proposed to enact significant new tariffs. Additionally, the current presidential administration has directed various federal agencies to further evaluate key aspects of U.S. trade policy and there has been ongoing discussion and commentary regarding potential

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

significant changes to U.S. trade policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S. Any of these factors could depress economic activity and restrict the Fund's portfolio companies' access to suppliers or customers and have a material adverse effect on their business, financial condition and results of operations, which in turn would negatively impact the Fund.

Interest Rate Risk

General interest rate fluctuations may have a negative impact on the Fund's investments and investment returns and, accordingly, may have a material adverse effect on the Fund's investment objective and net investment income. Because the Fund borrows money and may issue preferred stock to make investments, the Fund's net investment income is dependent upon the difference between the rate at which it borrows funds or pays dividends on such preferred stock and the rate at which it invests these funds.

The U.S. Federal Reserve decreased the federal funds rate multiple times in 2025 and held the federal funds rate steady in the first half of 2026. The direction of future interest rate changes remains uncertain, and the Federal Reserve may raise, lower, or maintain the federal funds rate depending on economic conditions, including inflation and labor market trends. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as rates rise. In periods of declining interest rates, the Fund may earn less interest income from investments and its cost of funds will also decrease, to a lesser extent, given certain of the Fund's currently outstanding indebtedness bears interest at fixed rates, resulting in lower net investment income. Conversely, in periods of rising interest rates, the Fund's interest income will increase as the majority of its portfolio bears interest at variable rates while the Fund's cost of funds will also increase, to a lesser extent, with the net impact being an increase to its net investment income. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Because Senior Loans with floating or variable rates reset their interest rates only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund's common shares. In addition, Senior Loans or similar loans or securities may allow the Borrower to opt between SOFR-based interest rates and interest rates based on bank prime rates, which may have an effect on the net asset value of the Fund's common shares.

If general interest rates rise, there is a risk that the portfolio companies in which the Fund holds floating rate securities will be unable to pay escalating interest amounts, which could adversely impact their financial performance and result in a default under their loan documents. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. In addition, rising interest rates may increase pressure on the Fund to provide fixed rate loans to the Fund's portfolio companies, which could adversely affect the Fund's net investment income, as increases in the cost of borrowed funds would not be accompanied by increased interest income from such fixed-rate investments.

Liquidity Risk

The Fund may not be able to readily dispose of illiquid securities or loans at prices that approximate those at which the Fund could sell the securities or loans if they were more widely traded and, as a result of that illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the net asset value of the common shares and ability to make dividend distributions. The Fund's investments may not be readily marketable and may be subject to restrictions on resale. Generally, the Fund's investments are not listed on any securities exchange and no active trading market may exist. When a secondary market exists, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Further, the lack of an established secondary market for illiquid securities may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities.

Duration and Maturity Risk

The Fund has no fixed policy regarding portfolio maturity or duration. Holding long duration and long maturity investments will expose the Fund to certain additional risks.

When interest rates rise, certain obligations will be paid off by the Borrower more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

interest rates, securities may exhibit additional volatility and may lose value.

When interest rates fall, certain obligations will be paid off by the Borrower more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as Borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Adviser will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Special Situations and Stressed Investments Risk

Although investments in debt and equity securities and other obligations of companies that may be involved in significant financial or business distress, including companies involved in, or that have recently completed, bankruptcy or other reorganization and liquidation proceedings ("Stressed Issuers") (such investments, "Special Situation Investments") may result in significant returns for the Fund, they are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund's original investment and/or may be required to accept payment over an extended period of time. Among the risks inherent in investments in a troubled company is that it may be difficult to obtain information as to the true financial condition of such company. Troubled company investments and other distressed asset-based investments require active monitoring.

The Fund may make investments in Stressed Issuers when the Adviser believes it is reasonably likely that the Stressed Issuer will make an exchange offer or will be the subject to a plan of reorganization pursuant to which the Fund will receive new securities in return for a Special Situation Investment. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in the Special Situation Investment and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the Special Situation Investment, the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in Special Situation Investments, the Fund's ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by Special Situation Investments will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the Special Situation Investments or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Special Situation Investments held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or even no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Special Situation Investments, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.

To the extent that the Fund holds interests in a Stressed Issuer that are different (or more senior or junior) than those held by other funds and/or accounts managed by the Adviser or its affiliates ("Other Accounts"), the Adviser is likely to be presented with decisions involving circumstances where the interests of such Other Accounts may be in conflict with the Fund's interests. Furthermore, it is possible that the Fund's interest may be subordinated or otherwise adversely affected by virtue of such Other Accounts' involvement and actions relating to their investment. In addition, when the Fund and Other Accounts hold investments in the same Stressed Issuer (including in the same level of the capital structure), the Fund may be prohibited by applicable law from participating in restructurings, work-outs, renegotiations or other activities related to its investment in the Stressed Issuer absent an exemption due to the fact that Other Accounts hold investments in the same Stressed Issuer. As a result, the Fund may not be permitted by law to make the same investment decisions as Other Accounts in the same or similar situations even if the Adviser believes it would be in the Fund's best economic interests to do so. Also, the Fund may be prohibited

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

by applicable law from investing in a Stressed Issuer (or an affiliate) that Other Accounts are also investing in or currently invest in even if the Adviser believes it would be in the best economic interests of the Fund to do so. Furthermore, entering into certain transactions that are not deemed prohibited by law when made may potentially lead to a condition that raises regulatory or legal concerns in the future. This may be the case, for example, with Stressed Issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of future prohibited transactions, the Adviser may not recommend allocating an investment opportunity to the Fund that it would otherwise recommend, subject to the Adviser's then-current allocation policy and any applicable exemptions.

The Fund may also invest in companies in expectation of a specific event or catalyst, which may be external (e.g., a macroeconomic event impacting relevant markets) or an event that is specific to the company (e.g., a Chapter 11 filing). Such event-driven investing requires the Fund to make judgments concerning (i) the likelihood that an event will occur; and (ii) the impact such event will have on the value of the Fund's investment in the relevant company. If the event fails to occur or it does not have the effect foreseen, significant losses can result.

Below Investment Grade Rating Risk

Debt instruments that are rated below investment grade are often referred to as "high yield" securities or "junk bonds." Below investment grade instruments are rated "Ba1" or lower by Moody's, "BB+" or lower by S&P or "BB+" or lower by Fitch or, if unrated, are judged by the Adviser to be of comparable credit quality. While generally providing greater income and opportunity for gain, below investment grade debt instruments may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. The credit rating of an instrument that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the Borrower's financial condition. Below investment grade instruments often are considered to be speculative with respect to the capacity of the Borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some Borrowers issuing such debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.

The secondary market for below investment grade instruments may be less liquid than that for higher rated instruments. Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund's ability to achieve its investment objective will be more dependent on the Adviser's credit analysis than would be the case when the Fund invests in rated securities.

Under normal market conditions, the Fund will invest in debt instruments rated in the lower rating categories ("Caa1" or lower by Moody's, "CCC+" or lower by S&P or "CCC+" or lower by Fitch) or unrated and of comparable quality. For these securities, the risks associated with below investment grade instruments are more pronounced. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

European Risk

The Fund may invest a portion of its capital in debt securities issued by issuers domiciled in Europe, including issuers domiciled in the United Kingdom. Concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the EU or the Eurozone create risks that could materially and adversely affect the Fund's investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund's investments in European companies, including, but not limited to, the availability of credit to support such companies' financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies in affected countries, could also have material adverse effects on the Fund. In connection with investments in non-U.S. issuers, the Fund may engage in foreign currency

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

exchange transactions but is not required to hedge its currency exposure. As such, the Fund makes investments that are denominated in British pound sterling or Euros. The Fund's assets are valued in U.S. dollars and the depreciation of the British pound sterling and/or the Euro in relation to the U.S. dollar could adversely affect the Fund's investments denominated in British pound sterling or Euros that are not fully hedged regardless of the performance of the underlying issuer.

Litigation Risk

The Fund as well as the Adviser, the Sub-Adviser and its affiliates participate in a highly regulated industry and are each subject to regulatory examinations in the ordinary course of business. There can be no assurance that the Fund, its executive officers, trustees, and the Adviser, the Sub-Adviser, their affiliates and/or any of their respective principals and employees will avoid regulatory investigation and possible enforcement actions stemming therefrom. The Adviser and the Sub-Adviser are each registered investment advisers and, as such, subject to the provisions of the Advisers Act. The Fund the Adviser and the Sub-Adviser may each be, from time to time, subject to formal and informal examinations, investigations, inquiries, audits and reviews from numerous regulatory authorities both in response to issues and questions raised in such examinations or investigations and in connection with the changing priorities of the applicable regulatory authorities across the market in general.

In addition, any leadership changes or reforms at U.S. federal regulatory agencies with oversight over the Fund's industry may impose additional costs or result in other limitations on the Fund.

The Fund, its executive officers, trustees, and the Adviser, the Sub-Adviser and their affiliates and/or any of their respective principals and employees could also be named as defendants in, or otherwise become involved in, litigation. Litigation and regulatory actions can be time-consuming and expensive and can lead to unexpected losses, which expenses and losses are often subject to indemnification by the Fund. Legal proceedings could continue without resolution for long periods of time and their outcomes, which could materially and adversely affect the value of the Fund or the ability of the Adviser or the Sub-Adviser to manage the Fund, are often impossible to anticipate. The Adviser or the Sub-Adviser would likely be required to expend significant resources responding to any litigation or regulatory action related to it, and these actions could be a distraction to the activities of the Adviser or the Sub-Adviser, as applicable.

The Fund's investment activities are subject to the normal risks of becoming involved in litigation by third parties. The expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would, absent willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved by the Adviser, Sub-Adviser, administrator, or any of the Fund's officers, be borne by the Fund and would reduce the Fund's net assets. The Adviser, the Sub-Adviser and others are indemnified by the Fund in connection with such litigation, subject to certain conditions.

In recent periods, there has been increased activity by certain activist and other organized groups in opposition to certain investments made by and activities of private funds. Such groups may contact or otherwise seek to engage with government and regulatory bodies and fund investors, including public pension funds, to criticize or challenge certain investments, which could lead to negative publicity that could harm the reputation of the Fund, the Adviser or the Sub-Adviser. In addition, partially as a result of certain high profile defaults and bankruptcies, there has also been increased negative publicity with respect to the private credit industry. Although neither the Fund nor the Adviser or the Sub-Adviser have been involved in those particular defaults and bankruptcies, the negative publicity and concerns surrounding the private credit industry generally could in the future harm the reputation of the Fund, the Adviser or the Sub-Adviser, as applicable.

(13) Subsequent Events

The Adviser has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements as of and for the six months ended June 30, 2026, except as discussed below:

On July 30, 2026, the Fund redeemed all of its outstanding Series A MRPS at liquidation value pursuant to the Series A MRPS' mandatory redemption date.

On July 31, 2026, the Fund entered into an agreement to amend the State Street Credit Facility. The amendment extended the State Street Credit Facility's stated maturity date from July 31, 2026 to August 31, 2026. The other terms of the State Street Credit Facility remained materially unchanged.

On August 26, 2026, the Fund entered into an agreement to amend the State Street Credit Facility. The amendment, among

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2026 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

other things, (a) increased the total commitment under the State Street Credit Facility from $300,000 to $450,000, (b) extended the stated maturity date from August 31, 2026 to July 31, 2028, (c) adjusted the interest rate charged on the State Street Credit Facility from an applicable SOFR plus an applicable spread of 1.25% (as defined in the documents governing the State Street Credit Facility) to an applicable SOFR plus an applicable spread of 1.35% and (d) modified certain concentration limits. The other terms of the State Street Credit Facility remain materially unchanged.

The following common share distributions were declared for July and August 2026.

	Class A	Class C	Class I	Class L	Class U	Class U-2	Class W
July 2026
Record Date	Daily	Daily	Daily	Daily	Daily	Daily	Daily
Payable Date	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
Monthly Per Share Amount	$0.17229800	$0.15418160	$0.18054400	$0.16967540	$0.16367380	$0.16347850	$0.17062710
August 2026
Record Date	Daily	Daily	Daily	Daily	Daily	Daily	Daily
Payable Date	August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026
Monthly Per Share Amount	$0.17229800	$0.15418160	$0.18054400	$0.16967540	$0.16367380	$0.16347850	$0.17062710

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Additional Information

June 30, 2026 (Unaudited)

Proxy Information

The policies and procedures used to determine how to vote proxies relating to portfolio securities held by CION Ares Diversified Credit Fund (the "Fund") are available (1) without charge, upon request, by calling 1-877-855-3434, (2) on the Fund's website at https://cioninvestments.com/resources/sec-filings/, and (3) on the SEC's website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available on Form N-PX by August 31 of each year (1) without charge, upon request, by calling 1-877-855-3434, (2) on the Fund's website at https://cioninvestments.com/resources/sec-filings/ and (3) on the SEC's website at https://www.sec.gov.

Portfolio Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available (1) without charge, upon request, by calling 1-877-855-3434; or (2) on the SEC's website at http://www.sec.gov.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2026 (Unaudited)

Dividend Reinvestment Plan

The Fund operates under a dividend reinvestment plan, (the "DRIP") administered by SS&C GIDS, Inc. ("SS&C GIDS"). Pursuant to the plan, the Fund's distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect to SS&C GIDS. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by the SS&C GIDS 30 days prior to the record date of the distribution or the shareholder will receive such distribution in shares through the DRIP. Under the DRIP, the Fund's distributions to shareholders are automatically reinvested in full and fractional shares as described below.

When the Fund declares a distribution, SS&C GIDS, on the shareholder's behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund's net asset value per share.

SS&C GIDS will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. SS&C GIDS will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder's proxy, if any, will include those shares purchased pursuant to the DRIP. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. SS&C GIDS will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the DRIP, SS&C GIDS will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating under the DRIP.

Neither SS&C GIDS nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the DRIP, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant's account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. The Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants with regard to purchases under the DRIP; however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

All correspondence concerning the DRIP should be directed to SS&C GIDS at CION Ares Diversified Credit Fund c/o SS&C GIDS, Inc., P.O. Box 219422, Kansas City, MO 64121-9422. Certain transactions can be performed by calling the toll free number 888-729-4266.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2026 (Unaudited)

Plan of Distribution

ALPS Distributors, Inc. located at 1290 Broadway, Suite 1000, Denver, CO 80203, serves as the Fund's principal underwriter and acts as the Distributor of the Fund's shares on a best efforts basis, subject to various conditions. The Fund's shares are offered for sale through the Distributor at net asset value plus the applicable sales load. The Distributor also may enter into agreements with financial intermediaries for the sale and servicing of the Fund's shares. In reliance on Rule 415 of the Securities Act, the Fund intends to offer to sell an unlimited number of common shares, on a continual basis, through the Distributor. No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of the Fund's shares, but will use its best efforts to solicit orders for the purchase of the shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares.

The Distributor has entered into a wholesale marketing agreement with CION Securities LLC ("CION Securities"), a registered broker-dealer and an affiliate of CION. Pursuant to the terms of the wholesale marketing agreement, CION Securities will seek to market and otherwise promote the Fund through various wholesale distribution channels, including regional and independent retail broker-dealers and registered investment advisers.

CION Securities has also entered into a dealer manager agreement with the Fund pursuant to which CION Securities has agreed to provide certain marketing and wholesale services in consideration of its receipt of the dealer manager fee.

CION Ares Management LLC (the "Adviser") or its affiliates, in the Adviser's discretion and from their own resources, may pay additional compensation to financial intermediaries in connection with the sale of the Fund's shares. In return for the additional compensation, the Fund may receive certain marketing advantages including access to a financial intermediaries' registered representatives, placement on a list of investment options offered by a financial intermediary, or the ability to assist in training and educating the financial intermediaries. The additional compensation may differ among financial intermediaries in amount or in the manner of calculation: payments of additional compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the financial intermediary, or determined in some other manner. The receipt of additional compensation by a selling financial intermediary may create potential conflicts of interest between an investor and its financial intermediary who is recommending the Fund over other potential investments. Additionally, the Fund pays a servicing fee to the financial intermediaries or financial institution for providing ongoing services in respect of clients holding shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and ongoing liaison services as the Fund or the Adviser may reasonably request.

The Fund and the Adviser have agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2026 (Unaudited)

Investment Adviser

CION Ares Management, LLC
100 Park Avenue, 25th Floor
New York, NY 10017

Administrator

ALPS Fund Services, Inc. and SS&C Technologies, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, MA 02114

Transfer Agent and DRIP Administrator

SS&C Technologies
801 Pennsylvania Ave, Ste 219079
Kansas City, MO 64105

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
725 S. Figueroa Street
Los Angeles, CA 90017

Fund Counsel

Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2026 (Unaudited)

Privacy Notice

We are committed to maintaining the privacy of our shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information we collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, we will not receive any non-public personal information about shareholders of the common shares of the Fund, although certain of our shareholders' non-public information may become available to us. The non-public personal information that we may receive falls into the following categories:

•  Information we receive from shareholders, whether we receive it orally, in writing or electronically. This includes shareholders' communications to us concerning their investment;

•  Information about shareholders' transactions and history with us; or

•  Other general information that we may obtain about shareholders, such as demographic and contact information such as address.

•  We do not disclose any non-public personal information about shareholders, except:

•  to our affiliates (such as our investment adviser) and their employees that have a legitimate business need for the information;

•  to our service providers (such as our administrator, accountants, attorneys, custodians, transfer agent, underwriter and proxy solicitors) and their employees as is necessary to service shareholder accounts or otherwise provide the applicable service;

•  to comply with court orders, subpoenas, lawful discovery requests, or other legal or regulatory requirements; or

•  as allowed or required by applicable law or regulation.

When the Fund shares non-public shareholder personal information referred to above, the information is made available for limited business purposes and under controlled circumstances designed to protect our shareholders' privacy. The Fund does not permit use of shareholder information for any non-business or marketing purpose, nor does the Fund permit third parties to rent, sell, trade or otherwise release or disclose information to any other party.

The Fund's service providers, such as their adviser, administrator, and transfer agent, are required to maintain physical, electronic, and procedural safeguards to protect shareholder nonpublic personal information; to prevent unauthorized access or use; and to dispose of such information when it is no longer required.

Personnel of affiliates may access shareholder information only for business purposes. The degree of access is based on the sensitivity of the information and on personnel need for the information to service a shareholder's account or comply with legal requirements.

If a shareholder ceases to be a shareholder, we will adhere to the privacy policies and practices as described above. We may choose to modify our privacy policies at any time. Before we do so, we will notify shareholders and provide a description of our privacy policy.

In the event of a corporate change in control resulting from, for example, a sale to, or merger with, another entity, or in the event of a sale of assets, we reserve the right to transfer your non-public personal information to the new party in control or the party acquiring assets.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2026 (Unaudited)

Board of Trustees and Executive Officers

Trustees

Information regarding the members of the board of trustees is set forth below. The Trustees have been divided into two groups — Interested Trustees and Independent Trustees. As set forth in the Fund's declaration of trust, each Trustee's term of office shall continue until his or her death, resignation or removal.

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (including the Fund)(2)	Other Directorships Held by Trustee
Interested Trustees(3)
Mark Gatto 1972	Trustee	2016	Co-Chief Executive Officer and Co-President, CION Investment Group, LLC and Co-Chief Executive Officer, CION Investment Corporation; Director, CION Ares Management, LLC	1	CION Investment Corporation; CION Grosvenor Infrastructure Fund, CION Grosvenor Infrastructure Master Fund, LLC, CION Grosvenor Management, LLC
Mitch Goldstein 1967	Trustee	2016	Partner of Ares Management Corporation; Co-Chairperson, Ares Capital Corporation; Co-Chief Executive Officer, Ares Strategic Income Fund	3	Ares Capital Corporation; Ares Strategic Income Fund
Michael A. Reisner 1970	Trustee	2016	Co-Chief Executive Officer and Co-President, CION Investment Group, LLC and Co-Chief Executive Officer, CION Investment Corporation; Director, CION Ares Management, LLC	1	CION Investment Corporation
David A. Sachs 1959	Trustee and Chairperson of the board of trustees	2016	Partner and Vice Chair of Ares Management Corporation; Chairperson, Ares Dynamic Credit Allocation Fund, Inc.; Trustee, Ares Private Markets Fund	3	Terex Corporation (Capital Goods); Ares Dynamic Credit Allocation Fund, Inc.; Ares Private Markets Fund

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2026 (Unaudited)

Trustees

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (including the Fund)(2)	Other Directorships Held by Trustee
Independent Trustees
Karin Kissane 1970	Trustee	2025	Serves on board of Zellerbach Family Foundation	1	None
Elaine Orr 1966	Trustee	2022	Independent Consultant; Served on various fund and pension boards	2	Ares Dynamic Credit Allocation Fund, Inc.
Jeffrey Perlowitz 1956	Trustee	2020	Independent Consultant	2	PennyMac Financial Services, Inc.; Ares Dynamic Credit Allocation Fund, Inc.
John Joseph Shaw 1951	Trustee	2016	Independent Consultant	2	Ares Dynamic Credit Allocation Fund, Inc.
Mark R. Yosowitz 1968	Trustee	2016	From 2019 to present, senior executive and General Counsel, LeagueApps Inc.; from 2014 to present, Adjunct Professor, Brooklyn Law School; from 2014 to 2020, President, Mentored Inc.	1	None

(1)  The address of each Trustee is care of the Corporate Secretary of the Fund at 1800 Avenue of the Stars, Suite 1400, Los Angeles, CA 90067.

(2)  The term "Fund Complex" means two or more registered investment companies that share the same investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies or hold themselves out to investors as related companies for the purpose of investment and investor services.

(3)  "Interested person," as defined in the Investment Company Act, of the Fund. Mark Gatto, Mitch Goldstein, Michael Reisner and David A. Sachs are interested persons of the Fund due to their affiliation with the Adviser.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2026 (Unaudited)

Executive Officers

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
John Atherton 1981	Vice President and Assistant Secretary	2018	John Atherton is a Partner and General Counsel, Europe in the Ares Legal and Compliance Group. John Atherton joined Ares in 2018.
Paul Cho 1982	Vice President	2024

Paul Cho is a Managing Director and Chief Accounting Officer in the Ares Finance and Accounting Department. Paul Cho additionally serves as Chief Accounting Officer of Ares Capital Corporation ("ARCC") and Ares Strategic Income Fund ("ASIF"), as Co-Chief Accounting Officer of Ares Sports, Media and Entertainment Opportunities LP ("Ares SME Opps.") and as a Vice President of Ares Dynamic Credit Allocation Fund, Inc. ("ARDC"). Paul Cho joined Ares in 2008.

Michael Dennis 1976	Vice President	2017

Michael Dennis is a Partner and Co-Head of European Credit in the Ares Credit Group. Michael Dennis serves on the Ares Operating Committee. Additionally, Michael Dennis serves as a member of the Ares Credit Group's European Direct Lending and European Liquid Credit Investment Committees, and the Ares Asia Direct Lending (Australia) Investment Committee. Michael Dennis joined Ares in 2007.

Kevin Early 1971	Vice President	2017	Kevin Early is a Partner and Chief Financial Officer, International & Global Direct Lending Private Funds in the Ares Finance and Accounting Department. Kevin Early joined Ares in 2012.
Anton Feingold 1980	Vice President and Assistant Secretary	2016

Anton Feingold is a Partner and Associate General Counsel in the Ares Legal and Compliance Group and Assistant Secretary of Ares Management Corporation. Anton Feingold also serves as General Counsel, Vice President and Secretary of Ares Commercial Real Estate Corporation. Anton Feingold joined Ares in 2014.

Ian Fitzgerald 1975	General Counsel and Corporate Secretary	2019

Ian Fitzgerald is a Managing Director and Deputy General Counsel (Credit) in the Ares Legal and Compliance Group. Additionally, Ian Fitzgerald is General Counsel, Vice President and Secretary of ARCC, General Counsel and Secretary of ASIF and General Counsel and Corporate Secretary of ARDC. Ian Fitzgerald also serves as Vice President and Assistant Secretary of Ivy Hill Asset Management, L.P. ("IHAM") and Vice President and Assistant Secretary of Ivy Hill Asset Management GP, LLC, IHAM's General Partner ("IHAM GP"). Ian Fitzgerald joined Ares in 2010.

Mark Gatto 1972	Co-President and Co-Chief Executive Officer	2016

Mark Gatto is Co-Chief Executive Officer and Co-President of CION Investment Group, LLC as well as Co-Chief Executive Officer of CION Investment Corp. ("CIC"). Mark Gatto serves on the investment committee of CIC. In addition, Mark Gatto is a Director of CION Ares Management, LLC. Mark Gatto joined CION in 1999.

Mitch Goldstein 1967	Vice President	2016

Mitch Goldstein is a Partner and Co-Head of the Ares Credit Group. Mitch Goldstein serves on the Ares Operating Committee. Additionally, Mitch Goldstein serves as Director and Co-Chairperson of ARCC and an interested trustee and Co-Chief Executive Officer of ASIF. Mitch Goldstein also serves on the Board of Managers of IHAM GP. Mitch Goldstein is a member of the Ares Credit Group's U.S. Direct Lending, Commercial Finance, Pathfinder and the Ivy Hill Asset Management Investment Committees, the Ares Infrastructure Debt Investment Committee and the Ares Asia Direct Lending (Australia) Investment Committee. Mitch Goldstein joined Ares Management in 2005.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2026 (Unaudited)

Executive Officers

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Blair Jacobson 1972	Vice President	2017

Blair Jacobson is a Partner and Co-President of Ares Management Corporation. Blair Jacobson is a Co-Chair of the Ares Operating Committee and a member of the Ares Enterprise Risk Committee. Blair Jacobson also serves on the boards of Ares Management Limited and Ares Management UK Limited. Additionally, Blair Jacobson serves on the Ares Credit Group's European Direct Lending and European Liquid Credit Investment Committees, the Ares Secondaries Group's Credit Investment Committee and the Ares Sports, Media and Entertainment Investment Committee. Previously, Blair Jacobson served as Co-Head of European Credit in the Ares Credit Group until 2025. Blair Jacobson joined Ares in 2012.

Keith Kooper 1975	Vice President and Assistant Secretary	2016

Keith Kooper is a Partner and Co-General Counsel (Real Assets) in the Ares Legal and Compliance Group. Keith Kooper also serves as Vice President and Assistant Secretary of Ares Commercial Real Estate Corporation. Keith Kooper joined Ares in 2013.

Angela Lee 1986	Vice President	2024

Angela Lee is a Managing Director in the Ares Finance and Accounting Department. Angela Lee additionally serves as Vice President and Assistant Treasurer of ARCC and ASIF, and as a Vice President of ARDC. Angela Lee joined Ares in 2010.

Scott Lem 1977	Chief Financial Officer Treasurer	2019 2024

Scott Lem is a Partner and Chief Financial Officer of the Public Credit Funds in the Ares Finance and Accounting Department. Scott Lem additionally serves as Chief Financial Officer and Treasurer of ARCC, ASIF, ARDC and Ares SME Opps. Scott Lem joined Ares in 2003.

Greg Margolies 1966	Vice President	2016

Greg Margolies is a Partner in the Ares Credit Group and Vice Chair of Ares Management Corporation. Additionally, Greg Margolies is on the Board of Directors of the Ares Charitable Foundation. Greg Margolies joined Ares in 2009.

Samantha Milner 1978	Vice President	2026

Samantha Milner is a Partner and U.S. Liquid Credit Portfolio Manager in the Ares Credit Group where Samantha Milner is primarily responsible for managing Ares' U.S. bank loan credit strategies. Samantha Milner also serves as a Vice President and Portfolio Manager for ARDC. Samantha Milner serves as a member of the Ares Credit Group's U.S. Liquid Credit Investment Committee. Samantha Milner joined Ares in 2004.

Lisa Morgan 1976	Chief Compliance Officer	2021

Lisa Morgan is a Partner and Head of Regulated Funds Compliance in the Ares Legal and Compliance Group. Lisa Morgan also serves as the Chief Compliance Officer of ARCC, Ares Private Markets Fund ("APMF"), ASIF, ARDC and Ares Core Infrastructure Fund ("ACI"). Lisa Morgan joined Ares in 2017.

Michael Reisner 1970	Co-President and Co-Chief Executive Officer	2016

Michael Reisner is Co-Chief Executive Officer and Co-President of CION Investment Group, LLC as well as Co-Chief Executive Officer of CIC. Michael Reisner serves on the investment committee of CIC. In addition, Michael Reisner is a Director of CION Ares Management, LLC. Michael Reisner joined CION in 2001.

Naseem Sagati Aghili 1981	Vice President and Assistant Secretary	2019

Naseem Sagati Aghili is a Partner, General Counsel and Corporate Secretary of Ares Management. Additionally, Naseem Sagati Aghili serves on the Ares Operating and Enterprise Risk Committees. Naseem Sagati Aghili also serves as Chief Legal Officer, Vice President and Assistant Secretary of APMF and as a Vice President of ARCC, ASIF, ARDC and ACI. Prior to being named the firm's General Counsel in 2020, Naseem Sagati Aghili served in a variety of roles at Ares Management, including most recently as Co-General Counsel, Deputy General Counsel and General Counsel of Private Equity. Naseem Sagati Aghili joined Ares in 2009.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2026 (Unaudited)

Executive Officers

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Gregg Schill 1981	Vice President	2016	Gregg Schill is Senior Managing Director of CION Investment Group, LLC. Prior to this, Gregg Schill served as Managing Director since 2012. Gregg Schill joined CION Investment Group, LLC in 2001.
Michael Smith 1971	Vice President	2024

Michael Smith is a Partner and Co-Head of the Ares Credit Group and a member of the Ares Operating Committee. Michael Smith additionally serves as Director and Co-Chairperson of ARCC and as an interested trustee and Co-Chief Executive Officer of ASIF. Michael Smith is a member of the Ares Credit Group's U.S. Direct Lending, Opportunistic Credit and Commercial Finance Investment Committees, the Ivy Hill Asset Management Investment Committee, the Ares Secondaries Group's Private Equity Investment Committee, and the Ares Infrastructure Group's Infrastructure Opportunities, Climate Infrastructure Partners and Infrastructure Debt Investment Committees. Michael Smith joined Ares in 2004.

(1)  The address of each officer is care of the Corporate Secretary of the Fund at 1800 Avenue of the Stars, Suite 1400, Los Angeles, CA 90067.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 888-729-4266 to request the SAI.

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2026 (Unaudited)

Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

The Board of Trustees (the "Board") of CION Ares Diversified Credit Fund (the "Fund"), a majority of whom are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund (the "Independent Trustees"), renewed the Third Amended and Restated Investment Advisory Agreement between the Fund and CION Ares Management LLC (the "Adviser") and the Investment Sub-Advisory Agreement by and among the Adviser, Ares Capital Management II LLC (the "Sub-Adviser") and the Fund (the "Agreements") at a meeting held on May 7, 2026 (the "Meeting").

The Fund's Board has the responsibility under the 1940 Act to consider the renewal of the Fund's Agreements on an annual basis called for the purpose of voting on such renewal. In addition, the Fund's Board generally receives, reviews and evaluates information concerning the services and personnel of the Adviser and the Sub-Adviser (together the "Advisers") and their affiliates at quarterly meetings of the Board. While particular emphasis might be placed on information concerning the Fund's investment performance, comparability of fees, total expenses and profitability at any meeting at which a renewal of the Agreements is considered, the process of evaluating the Advisers' and the Fund's investment advisory and administrative arrangements is an ongoing one.

In connection with the renewal of the Agreements, the Independent Trustees met with their independent counsel in executive session. Counsel to the Independent Trustees reviewed with the Independent Trustees a memorandum outlining the legal duties of the Board under the 1940 Act and applicable state law and discussed the factors outlined by the federal courts as relevant to a board's consideration of the approval of an investment advisory agreement.

In considering whether to renew the Agreements, the Fund's Board reviewed certain information provided to the Board by the Advisers in advance of the Meeting, and supplemented orally at the Meeting, including, among other things, information concerning the services rendered to the Fund by the Advisers, comparative fee, expense and performance information, and other reports of and presentations by representatives of the Sub-Adviser concerning the Fund's and Advisers' operations, compliance programs and risk management. The Board also reviewed a report prepared by Broadridge, an independent third-party data provider, that included comparative fee and performance information showing the Fund's performance for various periods ended March 31, 2026 and expenses as compared to the performance and expenses of a group of leveraged, closed-end interval funds ("Peer Group") as selected by Broadridge.

In determining whether to renew the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

(a) The nature, extent and quality of services to be provided by the Advisers — With respect to the nature, extent and quality of services to be provided by the Advisers, the Board reviewed the information regarding the types of services to be provided under the Agreements and information describing the Advisers' organization and business, including the quality of the investment research capabilities of the Advisers and the other resources dedicated to performing services for the Fund. The Board noted the professional experience and qualifications of the Fund's portfolio management team and other senior personnel of the Advisers involved with the Fund, including the portfolio management team's expertise in managing securities in which the Fund invests, the integrated platforms of the Advisers and their affiliates and the benefits, resources and opportunities of the platforms that the Advisers are able to access. Fund management discussed the size and experience of the Advisers' staff, the experience of their key personnel in providing investment management services, including the members of the Sub-Adviser's allocation committee, the systems used by the Advisers' personnel and the ability of the Advisers to attract and retain capable personnel. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, was also considered. The Board also noted the reputation and track record of the Advisers' organizations as leading managers of credit assets.

(b) Investment performance of the Fund and the Advisers — With respect to investment performance of the Fund and the Advisers, the Board reviewed statistical information concerning the Fund's investment performance in relation to its stated objective, as well as comparative data with respect to the performance of the Fund's Peer Group. Representatives of the Advisers reviewed with the Board the Fund's performance. In connection with its review, the Board discussed the results of the performance comparisons with the Peer Group. The Board noted that the Fund's total return performance, on a net asset value basis, had underperformed the median return of the Peer Group for the 1-year and year-to-date

Semi Annual Report 2026

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2026 (Unaudited)

periods ended March 31, 2026, but it also noted that the Fund's performance had equaled the median return of the Peer Group in the 3-year period and had outperformed the median return of the Peer Group in the 5-year period and the period since inception ended March 31, 2026.

(c) Cost of the services to be provided and profits to be realized by the Advisers from the relationship with the Fund — The Board considered information about the profitability of the Fund to the Advisers, as well as the costs of services provided by the Advisers to the Fund. The Board received and reviewed information relating to the financial condition of the Advisers and their affiliates. Representatives of the Advisers reviewed the expenses allocated and profit received by the Advisers and their affiliates and the resulting profitability percentage for managing the Fund and the method used to determine the expenses and profit.

The Board also considered that the Adviser pays the Sub-Adviser a portion of its advisory fee as compensation for the sub-advisory services.

(d) Economies of scale and whether fee levels reflect these economies of scale — The Board considered the extent to which economies of scale are expected to be realized and whether fee levels reflect these economies of scale. The Trustees noted that the direct origination strategies used by the Fund have limited scalability and require additional resources as assets grow due to the need to originate new loans in which to invest. The Trustees noted the possibility of economies of scale related to non-advisory services that may inure to the benefit of the Fund.

(e) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment adviser or other clients — In evaluating the Management Fee and expenses, the Board considered the Fund's management fees and the Fund's expense ratios in absolute terms and as compared with the fees and expenses of the Peer Group. Based upon the comparative fee information provided, the Board noted that the Fund's contractual management fees were generally in line with the median of the Peer Group, although the Fund's total expenses exceeded the Peer Group median. The Board considered that the Agreements provide that the Advisers may earn an incentive fee and, to the extent the fee is earned and paid, would result in a higher rate of total compensation from the Fund to the Advisers than the base-management fee rate stated in the Agreements. In addition, the Board also noted the reputation and track record of the Advisers' organization as leading managers of credit assets.

In discussing the Fund's management fees and expenses, representatives of the Advisers noted, among other things, that the Advisers believe the management fees and expenses are reasonable when compared to, and are consistent with, other similar funds and portfolios, particularly in light of the Fund's performance. Representatives of the Advisers also noted that the Fund's investment strategy of investing in a portfolio of directly originated loans, secured floating and fixed rate syndicated loans, corporate bonds, asset-backed securities, commercial real estate loans and other types of credit instruments requires additional expertise and expense related to trade support, pricing and valuation, marketing, investor education and regulatory monitoring.

(f) Benefits derived or to be derived by the Advisers from their relationship with the Fund — The Board also considered the extent to which benefits other than the fees and reimbursement amounts might accrue to the Advisers and their affiliates from their relationships with the Fund. The Board noted in this regard that, while certain funds and accounts managed by the Advisers may engage from time to time in cross trade and co-investment transactions with the Fund as permitted by the 1940 Act, neither the Adviser or its affiliate execute portfolio transactions on behalf of the Fund, and that the Sub-Adviser had confirmed that the Fund does not obtain research (or "Soft Dollars") from trades made on behalf of the Fund. However, the Board recognized that the Advisers might derive reputational and other benefits from their association with the Fund, including access to a different investor base than historically serviced by the Sub-Adviser and its affiliates.

Conclusion

At the conclusion of these discussions, the Board agreed that it had been furnished with information sufficiently responsive to allow it to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations at the Meeting, and in reliance on information received on a routine and regular basis through the year relating to the operations of the Fund and the investment management and other services provided under the Agreements, the Board, including the Independent Trustees, supported the approval of the renewal of the Agreements for an additional one-year period ending May 22, 2027.

Semi Annual Report 2026

(b)        Not applicable.

Item 2. Code of Ethics.

Not applicable for this filing.

Item 3. Audit Committee Financial Expert.

Not applicable for this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable for this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this filing.

Item 6. Investments.

(a)       Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

A statement regarding the basis for approval of CION Ares Diversified Credit Fund’s (the “Fund”) investment advisory and sub-advisory contracts is included as part of the Report to Stockholders filed under Item 1 of this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable for this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Not applicable for this filing.

(a)(2)	Not applicable for this filing.

(a)(3)	Not applicable for this filing.

(a)(4)	Not applicable for this filing.

(b)	Effective April 1, 2026, Samantha Milner was appointed as a Portfolio Manager of the Fund. In addition, effective April 1, 2026, Greg Margolies no longer serves as a Portfolio Manager of the Fund. There have been no other changes, as of the date of this filing, to the portfolio managers identified in the most recently filed annual report on Form N-CSR (File No. 811-23165) for the Fund.

Samantha Milner

Partner and Portfolio Manager (since April 2026)

Samantha Milner is a Partner and U.S. Liquid Credit Portfolio Manager in the Ares Credit Group, where she is primarily responsible for managing Ares’ U.S. bank loan credit strategies. Samantha Milner serves as a Vice President and Portfolio Manager of the Fund and serves as a Vice President and one of four Portfolio Managers for the Ares Dynamic Credit Allocation Fund, Inc. She serves as a member of the Ares Credit Group’s U.S. Liquid Credit Investment Committee. Prior to joining Ares in 2004, Samantha Milner was an Associate in the Financial Restructuring Group at Houlihan Lokey Howard & Zukin, where she focused on providing advisory services in connection with restructurings, distressed mergers and acquisitions and private placements. Samantha Milner holds a B.B.A., with distinction, from Emory University’s Goizueta Business School in Finance and Accounting.

As of June 30, 2026, the Portfolio Manager listed above is also responsible for the day-to-day portfolio management of the following accounts:

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (in millions)	# of Accounts Managed for which Advisory Fee is Based on Performance	Total Assets for which Advisory Fee is Based on Performance (in millions)
Samantha Milner	Registered investment companies	4	$2,438	0	$0
	Other pooled investment vehicles	2	$3,516	0	$0
	Other accounts	22	$9,460	6	$2,339

Material Conflicts of Interest:

The Fund’s executive officers and trustees, and the employees of CION Ares Management, LLC (“CAM” or the “Advisor”) and Ares Capital Management II LLC (“Ares Capital” and collectively with CAM, the “Advisors”), serve or may serve as officers, trustees or principals of entities that operate in the same or a related line of business as the Fund or of other Ares- or CION Investment Group, LLC (“CION”)-advised funds (“Other Managed Funds”). As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its shareholders. Moreover, notwithstanding the difference in principal investment objectives between the Fund and the Other Managed Funds, such other funds, including potential new pooled investment vehicles or managed accounts not yet established (whether managed or sponsored by affiliates or the Advisors), have, and may from time to time have, overlapping investment objectives with the Fund and, accordingly, invest in, whether principally or secondarily, asset classes similar to those targeted by the Fund. To the extent the Other Managed Funds have overlapping investment objectives, the scope of opportunities otherwise available to the Fund may be adversely affected and/or reduced. Additionally, certain employees of the Advisors and their management may face conflicts in their time management and commitments as well as in the allocation of investment opportunities to other Ares funds.

The results of the Fund’s investment activities may differ significantly from the results achieved by the Other Managed Funds. It is possible that one or more of such funds will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Advisor affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain markets.

The Advisors may determine that the Fund should invest on a side-by-side basis with one or more Other Managed Funds. In certain circumstances, negotiated co-investments may be made only in accordance with the terms of the exemptive order Ares received from the SEC (the “Order”). Co-investments made under the Order are subject to compliance with the conditions and other requirements contained in the Order, which could limit the Fund’s ability to participate in a co-investment transaction.

In the event investment opportunities are allocated among the Fund and Other Managed Funds, we may not be able to structure our investment portfolio in the manner desired. Although the Advisors endeavor to allocate investment opportunities in a fair and equitable manner, the Fund is not generally permitted to co-invest in any portfolio company in which a fund managed by Ares or any of its downstream affiliates (other than the Fund and its downstream affiliates) currently has an investment. However, the Fund may co-invest with funds managed by Ares or any of its downstream affiliates, subject to compliance with existing regulatory guidance, applicable regulations and its allocation procedures.

From time to time, the Fund and the Other Managed Funds may make investments at different levels of an issuer’s capital structure or otherwise in different classes of an issuer’s securities. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities.

The Advisors, their affiliates and their clients may pursue or enforce rights with respect to an issuer in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Advisors and their affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The Advisors may enter into transactions and invest in securities, instruments and currencies on behalf of the Fund in which customers of its affiliates, to the extent permitted by applicable law, serve as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction could be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transaction. In addition, the purchase, holding and sale of such investments by the Fund may enhance the profitability of the Advisors or their affiliates. One or more affiliates may also create, write or issue Derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which the Fund invests or which may be based on the performance of the Fund. The Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Advisors affiliates and may also enter into transactions with other clients of an affiliate where such other clients have interests adverse to those of the Fund.

The Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither the Advisors nor any of their affiliates will have any obligation to allow its credit to be used in connection with the Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of the Advisors or their affiliates in evaluating the Fund’s creditworthiness.

The Advisors are paid a fee based on a percentage of the Fund’s Managed Assets. The participation of the Advisors’ investment professionals in the valuation process could therefore result in a conflict of interest. The Advisors also may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the assets or the yield of the Fund and, accordingly, the Management Fees or Incentive Fees (as such terms are defined in the Fund’s Prospectus) received by the Advisors. Certain other Ares-advised funds pay the Advisors or their affiliates performance-based compensation, which could create an incentive for the Advisors or affiliate to favor such investment fund or account over the Fund.

By reason of the various activities of the Advisors and their affiliates, the Advisors and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

The Advisors have adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions made on behalf of advisory clients, including the Fund, and to help ensure that such decisions are made in accordance with its fiduciary obligations to clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions may have the effect of favoring the interests of other clients, provided that the Advisors believe such voting decisions to be in accordance with its fiduciary obligations.

Compensation Structure of Portfolio Manager(s) or Management Team Members

Compensation is determined by the Advisors’ executive leadership, with recommendations made by the head of each applicable business unit. Compensation may include a variety of components and may vary from year to year based on a number of factors. Generally, Portfolio Managers receive a base salary and are eligible for a discretionary year-end bonus based on performance, a portion of which may be paid in the form of shares of Class A Common Stock of Ares Capital’s publicly traded parent company.

Base Compensation.

Generally, when the Portfolio Managers receive base compensation from the Advisors it is based on their individual seniority and their position within the firm.

Discretionary Compensation.

In addition to base compensation, the Portfolio Managers may receive discretionary year-end bonus compensation from the Advisors or its ultimate parent company. Subject to a minimum compensation threshold, a portion of year-end bonus may be paid in the form of shares of Class A Common Stock of Ares Capital’s publicly traded parent company, which vests over time. Discretionary compensation may be based on individual seniority and contribution, and, if applicable, may include direct carried interest and/or profit participations with respect to funds in which the Portfolio Managers are involved and may also include similar incentive awards relating to the funds in the firm’s other investment groups.

Ownership of Securities

The following table sets forth, for the Portfolio Manager listed below, the aggregate dollar range of the Fund’s equity securities beneficially owned as of the date of this filing.

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Samantha Milner	None

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Fund pursuant to Section 12 of the Exchange Act (15 U.S.C. 78l).

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)	The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for this filing.

(a)(2)	Not applicable for this filing.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CION ARES DIVERSIFIED CREDIT FUND

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Co-Chief Executive Officer
Date:	September 3, 2026

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Co-Chief Executive Officer
Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Co-Chief Executive Officer
Date:	September 3, 2026

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Co-Chief Executive Officer
Date:	September 3, 2026

By:	/s/ Scott C. Lem
Scott C. Lem
Chief Financial Officer
Date:	September 3, 2026